UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Ginnie Mae Fund

April 30, 2005

1.800337.101

MOG-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 84.5%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 7.7%
4.5% 6/1/33 to 4/1/35	$ 60,899	$ 58,913
5% 10/1/17 to 9/1/18	25,195	25,419
5.5% 5/1/20 (a)	75,000	76,758
6.5% 10/1/17 to 3/1/34	52,424	54,613
6.5% 5/1/35 (a)	80,000	83,200
7% 11/1/16 to 3/1/17	2,668	2,811
7.5% 1/1/07 to 4/1/17	6,565	6,890
8.5% 12/1/27	623	679
9.5% 9/1/30	560	618
10.25% 10/1/18	70	77
11.5% 5/1/14 to 9/1/15	46	51
12.5% 11/1/13 to 7/1/16	112	125
13.25% 9/1/11	83	95
		310,249
Freddie Mac - 0.2%
5.5% 11/1/17	5,941	6,092
8.5% 6/1/08 to 6/1/25	103	109
9% 7/1/08 to 7/1/21	443	466
9.5% 7/1/30 to 8/1/30	188	207
9.75% 12/1/08 to 4/1/13	38	40
10% 1/1/09 to 11/1/20	910	1,006
10.25% 2/1/09 to 11/1/16	430	467
10.5% 5/1/10	9	9
11.25% 2/1/10	27	29
11.75% 11/1/11	14	16
12% 5/1/10 to 2/1/17	122	135
12.5% 11/1/12 to 5/1/15	171	191
13% 5/1/14 to 11/1/14	19	21
13.5% 1/1/13 to 12/1/14	8	9
		8,797
Government National Mortgage Association - 76.6%
3.5% 3/20/34	1,300	1,152
4% 11/20/33	1,911	1,787
4.5% 12/20/32 to 4/20/34	228,633	222,506
4.5% 9/20/34 (c)	9,447	9,472
5% 4/15/24 to 6/20/34	751,651	750,854
5% 5/1/35 (a)(b)	139,738	139,345
5% 5/1/35 (a)	203,000	202,048
5.5% 12/20/18 to 3/20/34 (a)	322,906	328,575
5.5% 5/1/35 (a)	150,000	152,484
6% 12/20/23 to 9/20/34	547,164	564,145
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
6% 5/19/35 (a)(b)	$ 80,000	$ 82,500
6.5% 4/15/23 to 11/20/34 (b)	340,886	356,603
7% 3/15/22 to 9/20/34	165,968	175,959
7.25% 9/15/27 to 12/15/30	633	677
7.5% 4/15/06 to 9/20/32	55,633	59,873
8% 4/15/06 to 7/15/32	22,008	23,820
8.5% 12/15/05 to 2/15/31	7,766	8,466
9% 5/15/08 to 6/15/30	3,297	3,623
9.5% 12/20/15 to 4/20/17	1,051	1,151
10.5% 1/15/14 to 9/15/19	971	1,097
13% 2/15/11 to 1/15/15	238	269
13.5% 7/15/10 to 1/15/15	44	50
		3,086,456
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,373,821)		3,405,502
Collateralized Mortgage Obligations - 11.9%

U.S. Government Agency - 11.9%
Fannie Mae target amortization class Series G94-2 Class D, 6.45% 1/25/24	7,131	7,338
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2003-8 Class QC, 5% 8/25/14	5,000	5,054
sequential pay:
Series 2002-63 Class LA, 5.5% 10/25/16	3,936	3,994
Series 2003-1 Class HB, 5% 9/25/16	14,400	14,547
Fannie Mae STRIP Series 353 Class 1, 7/1/34 (e)	2,962	2,243
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	8,054	8,658
Series 2535 Class IP, 6% 6/15/29 (d)	7,705	232
Series 40 Class K, 6.5% 8/17/24	2,300	2,427
sequential pay:
Series 2750 Class ZT, 5% 2/15/34	5,427	4,950
Series 2866 Class CY, 4.5% 10/15/19	4,491	4,330
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class:
Series 1994-4 Class KQ, 7.9875% 7/16/24	2,044	2,170
Series 2000-26 Class PK, 7.5% 9/20/30	6,956	7,193
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities: - continued
planned amortization class:
Series 2000-5 Class PD, 7.5% 4/16/29	$ 530	$ 530
Series 2001-13 Class PC, 6.5% 12/20/28	3,763	3,785
Series 2001-45 Class GC, 6.5% 10/20/30	1,915	1,924
Series 2001-53:
Class PB, 6.5% 11/20/31	10,000	10,674
Class TA, 6% 12/20/30	1,323	1,327
Series 2001-60 Class PD, 6% 10/20/30	11,574	11,802
Series 2001-65 Class PH, 6% 11/20/28	6,323	6,567
Series 2002-19 Class PE, 6% 10/20/30	5,273	5,276
Series 2002-4 Class TB, 6.5% 3/20/31	357	358
Series 2003-12 Class IO, 5.5% 11/16/25 (d)	19,535	786
Series 2003-19:
Class IG, 5.5% 1/16/24 (d)	935	12
Class IL, 5.5% 12/16/25 (d)	3,318	145
Series 2003-20 Class BI, 5.5% 5/16/27 (d)	21,005	1,078
Series 2003-29:
Class IB, 5.5% 11/16/24 (d)	15,450	447
Class IG, 5.5% 11/16/24 (d)	2,989	82
Series 2003-31 Class PI, 5.5% 4/16/30 (d)	42,293	2,777
Series 2003-33 Class NI, 5.5% 2/16/26 (d)	32,079	978
Series 2003-34 Class IO, 5.5% 4/16/28 (d)	40,510	2,852
Series 2003-4 Class LI, 5.5% 7/16/27 (d)	16,729	1,045
Series 2003-7:
Class IN, 5.5% 1/16/28 (d)	32,298	2,495
Class IP, 5.5% 10/16/25 (d)	4,323	206
Series 2003-70 CLass LE, 5% 7/20/32	44,000	44,068
Series 2003-79 Class PV, 5.5% 10/20/23	27,869	28,635
Series 2003-8 Class QI, 5.5% 1/16/27 (d)	3,252	148
Series 2004-19 Class DP, 5.5% 3/20/34	3,895	4,056
Series 2004-30 Class PC, 5% 11/20/30	19,736	19,818
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,434
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	19,307
sequential pay:
Series 1995-4 Class CQ, 8% 6/20/25	1,601	1,660
Series 1998-23 Class ZB, 6.5% 6/20/28	42,035	43,882
Series 2001-15 Class VB, 6.5% 4/20/19	12,435	12,627
Series 2002-29 Class SK, 8.25% 5/20/32 (c)	860	910
Series 2002-41 Class VD, 6% 4/16/13	8,077	8,277
Series 2002-49 Class ZH, 6.5% 2/20/31	27,189	27,456
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities: - continued
sequential pay:
Series 2002-54 Class GA, 6.5% 7/20/31	$ 6,515	$ 6,584
Series 2003-7 Class VP, 6% 11/20/13	6,375	6,693
Series 2004-105 Class VD, 5.5% 6/17/16	12,855	13,222
Series 2004-86 Class G, 6% 10/20/34	6,273	6,818
Series 2005-28 Class AJ, 5.5% 4/20/35	100,000	103,313
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,020
Series 1995-6 Class Z, 7% 9/20/25	4,777	4,995
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,030
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $483,243)		478,235
Commercial Mortgage Securities - 2.5%

Fannie Mae:
sequential pay Series 2000-7 Class MB, 7.5147% 2/17/24 (c)	7,772	8,215
Series 1997-M1 Class N, 0.445% 10/17/36 (c)(d)	63,617	832
Fannie Mae guaranteed REMIC pass thru certificates:
Series 1998-M3 Class IB, 0.9352% 1/17/38 (c)(d)	52,296	1,832
Series 1998-M4 Class N, 1.3192% 2/25/35 (c)(d)	30,780	1,221
Ginnie Mae guaranteed Multi-family pass thru securities:
sequential pay Series 2001-58 Class X, 1.4415% 9/16/41 (c)(d)	203,425	11,077
Series 2001-12 Class X, 1.2013% 7/16/40 (c)(d)	93,784	4,514
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2002-81 Class IO, 2.0267% 9/16/42 (c)(d)	140,141	12,076
Series 2002-62 Class IO, 1.9185% 8/16/42 (c)(d)	111,364	8,851
Series 2002-85 Class X, 2.287% 3/16/42 (c)(d)	103,584	10,748
Series 2003-22 Class XA, 0.2195% 2/16/43 (c)(d)	281,436	18,843
Series 2003-36 Class XA, 0.2815% 3/16/43 (d)	317,558	21,100
Series 2003-47 Class XA, 0.2199% 6/16/43 (c)(d)	41,674	1,988
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $121,012)		101,297
Cash Equivalents - 20.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (f) (Cost $820,376)	820,579	$ 820,376
TOTAL INVESTMENT PORTFOLIO - 119.3% (Cost $4,798,452)		4,805,410
NET OTHER ASSETS - (19.3)%		(778,709)
NET ASSETS - 100%		$ 4,026,701
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$820,376,000 due 5/2/05 at 2.96%
Banc of America Securities LLC.	$ 125,420
Bank of America, National Association	53,407
Barclays Capital Inc.	213,627
Bear Stearns & Co. Inc.	33,379
Countrywide Securities Corporation	53,407
Credit Suisse First Boston LLC	26,704
J.P. Morgan Securities, Inc.	13,352
Lehman Brothers Inc..	26,703
Morgan Stanley & Co. Incorporated.	154,212
UBS Securities LLC	120,165
$ 820,376
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $4,799,752,000. Net unrealized appreciation aggregated $5,658,000, of which $43,038,000 related to appreciated investment securities and $37,380,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Government Income Fund

April 30, 2005

1.800331.101

GOV-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 66.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 30.7%
Fannie Mae:
2.375% 12/15/05	$ 80,000	$ 79,467
2.625% 11/15/06	45,430	44,640
3.25% 1/15/08	57,140	56,036
3.25% 2/15/09	150,085	145,473
3.75% 5/17/07	25,560	25,443
3.875% 5/15/07	8,500	8,495
4.625% 10/15/14	70,000	70,503
5.125% 1/2/14	65,000	66,291
5.5% 3/15/11	66,695	70,569
6.25% 2/1/11	19,445	21,034
6.375% 6/15/09	9,600	10,395
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	22,233	22,363
Federal Home Loan Bank:
1.5% 8/19/05	62,125	61,823
3.75% 9/28/06	34,660	34,589
3.8% 12/22/06	7,375	7,355
5.8% 9/2/08	13,440	14,139
Financing Corp. - coupon STRIPS:
0% 8/3/05	907	900
0% 8/3/05	1,082	1,073
Freddie Mac:
2.375% 4/15/06	133,000	131,441
2.75% 10/15/06	6,630	6,533
2.875% 12/15/06	50,105	49,357
4.25% 7/15/09	4,460	4,483
4.5% 7/15/13	2,825	2,829
4.5% 1/15/14	73,400	73,410
5.5% 9/15/11	1,240	1,316
5.875% 3/21/11	34,550	36,858
7% 3/15/10	68,405	76,656
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	1,749	1,830
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-A, 7.12% 4/15/06	2,028	2,067
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	1,039	1,054
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23	$ 110,500	$ 119,598
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1998-196A, 5.926% 6/15/05	1,194	1,198
6.77% 11/15/13	5,587	5,898
6.99% 5/21/16	17,853	20,047
Private Export Funding Corp.:
secured:
5.34% 3/15/06	21,700	22,022
5.66% 9/15/11 (a)	11,160	11,891
5.685% 5/15/12	16,815	18,036
6.49% 7/15/07	5,000	5,243
6.67% 9/15/09	2,120	2,330
7.17% 5/15/07	8,500	9,033
3.375% 2/15/09	3,565	3,476
4.974% 8/15/13	16,940	17,611
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	8,445	8,441
Series 2002-20K Class 1, 5.08% 11/1/22	4,509	4,577
Series 2003 P10B, 5.136% 8/10/13	14,202	14,405
Series 2004-20H Class 1, 5.17% 8/1/24	3,874	3,937
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	29,600	29,791
6.6% 2/15/08	27,214	27,967
6.8% 2/15/12	18,000	19,917
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	9,300	9,533
5.96% 8/1/09	9,930	10,391
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	1,246	1,289
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,495,053
U.S. Treasury Inflation Protected Obligations - 8.1%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	203,928	272,407
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13	$ 78,308	$ 80,702
2% 7/15/14	40,693	42,222
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		395,331
U.S. Treasury Obligations - 27.9%
U.S. Treasury Bonds:
6.125% 8/15/29	190,000	231,874
8% 11/15/21	142,000	198,412
U.S. Treasury Notes:
2.625% 11/15/06	40,000	39,444
2.75% 6/30/06	29,345	29,110
2.75% 7/31/06	461,550	457,458
3.375% 12/15/08	20,240	19,952
3.375% 9/15/09	301,383	295,626
4% 11/15/12	14,010	13,998
4.25% 8/15/13	46,325	46,698
4.25% 11/15/13	15,000	15,108
5% 8/15/11	8,030	8,478
TOTAL U.S. TREASURY OBLIGATIONS		1,356,158
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,195,227)		3,246,542
U.S. Government Agency - Mortgage Securities - 17.0%

Fannie Mae - 15.8%
3.737% 1/1/35 (d)	1,209	1,203
3.793% 6/1/34 (d)	3,654	3,591
3.827% 12/1/34 (d)	248	247
3.83% 1/1/35 (d)	867	864
3.836% 6/1/33 (d)	606	602
3.84% 1/1/35 (d)	2,368	2,358
3.87% 1/1/35 (d)	1,418	1,414
3.878% 6/1/33 (d)	3,533	3,515
3.913% 12/1/34 (d)	748	747
3.941% 10/1/34 (d)	1,066	1,061
3.975% 11/1/34 (d)	1,627	1,620
3.98% 1/1/35 (d)	1,092	1,090
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.987% 12/1/34 (d)	$ 1,018	$ 1,014
4% 10/1/18 to 4/1/19	6,858	6,660
4% 5/1/20 (b)	109,739	106,344
4% 1/1/35 (d)	683	681
4.017% 12/1/34 (d)	5,701	5,713
4.021% 12/1/34 (d)	848	845
4.023% 2/1/35 (d)	738	737
4.025% 1/1/35 (d)	1,493	1,490
4.029% 1/1/35 (d)	360	361
4.037% 12/1/34 (d)	552	552
4.048% 1/1/35 (d)	726	725
4.052% 2/1/35 (d)	725	725
4.072% 12/1/34 (d)	1,460	1,460
4.105% 1/1/35 (d)	1,567	1,570
4.118% 1/1/35 (d)	1,599	1,600
4.118% 2/1/35 (d)	515	517
4.12% 2/1/35 (d)	1,424	1,426
4.127% 1/1/35 (d)	1,601	1,609
4.128% 2/1/35 (d)	2,903	2,906
4.144% 1/1/35 (d)	2,179	2,180
4.145% 2/1/35 (d)	1,796	1,799
4.151% 1/1/35 (d)	2,673	2,676
4.162% 2/1/35 (d)	1,488	1,494
4.17% 11/1/34 (d)	1,392	1,390
4.197% 1/1/35 (d)	1,354	1,357
4.2% 1/1/35 (d)	3,094	3,124
4.202% 1/1/35 (d)	1,663	1,658
4.23% 11/1/34 (d)	431	432
4.25% 2/1/35 (d)	841	837
4.269% 10/1/34 (d)	2,272	2,291
4.305% 8/1/33 (d)	1,923	1,943
4.305% 7/1/34 (d)	802	808
4.318% 3/1/33 (d)	416	414
4.324% 12/1/34 (d)	541	540
4.349% 2/1/35 (d)	589	588
4.351% 1/1/35 (d)	836	835
4.368% 2/1/34 (d)	2,119	2,123
4.4% 2/1/35 (d)	1,311	1,308
4.437% 11/1/34 (d)	12,992	13,132
4.455% 3/1/35 (d)	1,125	1,125
4.484% 10/1/34 (d)	4,954	5,010
4.493% 8/1/34 (d)	2,990	3,008
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.499% 3/1/35 (d)	$ 2,524	$ 2,524
4.53% 3/1/35 (d)	2,341	2,349
4.549% 8/1/34 (d)	1,796	1,812
4.572% 2/1/35 (d)	6,098	6,153
4.587% 2/1/35 (d)	7,418	7,445
4.625% 2/1/35 (d)	2,556	2,571
4.67% 11/1/34 (d)	3,063	3,086
4.694% 11/1/34 (d)	3,048	3,070
4.742% 3/1/35 (d)	1,420	1,433
4.748% 7/1/34 (d)	2,748	2,752
5% 12/1/15 to 9/1/34	38,207	37,859
5% 5/1/35 (b)	14,813	14,656
5% 6/1/35 (b)	145,000	143,097
5% 6/1/35 (b)	50,000	49,344
5.5% 5/1/09 to 3/1/34	142,070	144,477
5.5% 5/1/20 (b)	50,000	51,172
6% 9/1/17 to 10/1/32	48,106	49,619
6.5% 3/1/13 to 4/1/33 (c)	25,936	27,041
6.5% 5/1/35 (b)	1,265	1,315
7% 7/1/13 to 5/1/30	4,455	4,724
7.5% 8/1/10 to 10/1/15	317	335
8% 1/1/22	97	101
8.5% 1/1/15 to 4/1/16	1,039	1,118
9% 5/1/14	962	1,059
9.5% 11/15/09 to 10/1/20	1,575	1,713
10% 8/1/10	30	31
11% 3/1/10	6	6
11.5% 6/15/19 to 1/15/21	2,558	2,846
		769,027
Freddie Mac - 1.0%
4.232% 1/1/35 (d)	1,385	1,386
4.314% 12/1/34 (d)	1,281	1,278
4.364% 1/1/35 (d)	3,138	3,149
4.37% 3/1/35 (d)	1,725	1,715
4.401% 2/1/35 (d)	2,360	2,347
4.434% 2/1/35 (d)	2,860	2,872
4.441% 2/1/34 (d)	1,484	1,478
4.444% 3/1/35 (d)	1,075	1,072
4.491% 3/1/35 (d)	3,200	3,192
4.504% 3/1/35 (d)	1,275	1,274
4.564% 2/1/35 (d)	1,856	1,847
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.985% 8/1/33 (d)	$ 574	$ 580
5% 1/1/09 to 6/1/09	902	909
5% 5/1/35 (b)	8,848	8,751
6% 5/1/33	11,879	12,224
7% 4/1/11	6	6
7.5% 7/1/10 to 5/1/16	2,948	3,118
8% 1/1/10 to 6/1/11	66	68
8.5% 8/1/08 to 12/1/25	244	257
9% 8/1/09 to 12/1/10	120	126
9.75% 8/1/14	182	201
		47,850
Government National Mortgage Association - 0.2%
6% 7/15/08 to 12/15/10	6,350	6,548
6.5% 5/15/28 to 11/15/32	1,835	1,920
7% 10/15/26 to 8/15/32	91	96
7.5% 3/15/28 to 8/15/28	181	195
8% 11/15/06 to 12/15/23	1,528	1,657
8.5% 10/15/08 to 2/15/31	116	123
9.5% 2/15/25	2	2
		10,541
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $824,720)		827,418
Collateralized Mortgage Obligations - 5.6%

U.S. Government Agency - 5.6%
Fannie Mae:
planned amortization class:
Series 1993-109 Class NZ, 6% 7/25/08	6,117	6,217
Series 1993-160 Class PK, 6.5% 11/25/22	3,592	3,602
Series 1993-207 Class H, 6.5% 11/25/23	18,360	19,603
Series 1994-23 Class PG, 6% 4/25/23	9,565	9,783
Series 1994-27 Class PJ, 6.5% 6/25/23	4,228	4,294
Series 1994-50 Class PJ, 6.5% 8/25/23	17,000	17,455
Series 1996-28 Class PK, 6.5% 7/25/25	3,430	3,651
sequential pay Series 1997-41 Class J, 7.5% 6/18/27	5,754	5,962
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2002-25 Class PD, 6.5% 3/25/31	28,621	29,217
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
Series 2002-8 Class PD, 6.5% 7/25/30	$ 3,870	$ 3,903
Series 2003-32 Class PB, 3% 6/25/16	5,027	4,997
Series 2002-50 Class LE, 7% 12/25/29	1,147	1,159
Freddie Mac:
planned amortization class:
Series 1413 Class J, 4% 11/15/07	2,752	2,755
Series 2351 Class PX, 6.5% 7/15/30	279	281
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	3,089	3,219
Series 2516 Class AH, 5% 1/15/16	1,705	1,720
Freddie Mac Manufactured Housing participation certificates guaranteed:
planned amortization class Series 1681 Class PJ, 7% 12/15/23	9,200	9,595
Series 1560 Class PN, 7% 12/15/12	13,926	14,432
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Class 2325 Class PL, 7% 1/15/31	3,762	3,818
Series 1614 Class L, 6.5% 7/15/23	8,138	8,458
Series 1727 Class H, 6.5% 8/15/23	10,451	10,602
Series 2461 Class PG, 6.5% 1/15/31	2,999	3,041
Series 2557 Class MA, 4.5% 7/15/16	526	526
Series 2690 Class TB, 4.5% 12/15/17	8,366	8,396
Series 2760 Class EC, 4.5% 4/15/17	8,098	7,986
Series 2763 Class PD, 4.5% 12/15/17	10,150	10,031
Series 2770 Class UD, 4.5% 5/15/17	15,620	15,425
Series 2780 Class OC, 4.5% 3/15/17	4,980	4,964
Series 2828 Class JA, 4.5% 1/15/10	9,404	9,471
Series 2831 Class PB, 5% 7/15/19	4,945	4,992
Series 2885 Class PC, 4.5% 3/15/18	6,515	6,481
sequential pay:
Series 2448 Class XB, 6.5% 10/15/29	1,248	1,247
Series 2866 Class N, 4.5% 12/15/18	5,873	5,884
Series 2769 Class BU, 5% 3/15/34	7,605	7,525
target amortization class Series 2156 Class TC, 6.25% 5/15/29	10,636	10,915
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	$ 9,419	$ 9,828
Series 2001-53 Class TA, 6% 12/20/30	700	702
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $272,862)		272,137
Cash Equivalents - 18.0%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (e)(f) (Cost $873,373)	$ 873,589	873,373
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $5,166,182)		5,219,470
NET OTHER ASSETS - (7.3)%		(355,035)
NET ASSETS - 100%		$ 4,864,435
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0037% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2007	$ 68,735	$ (1,019)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,891,000 or 0.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Includes investment made with cash collateral received from securities on loan.
(f) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$873,373 due 5/2/05 at 2.96%
Banc of America Securities LLC.	$ 133,522
Bank of America, National Association	56,857
Barclays Capital Inc.	227,428
Bear Stearns & Co. Inc.	35,536
Countrywide Securities Corporation	56,857
Credit Suisse First Boston LLC	28,429
J.P. Morgan Securities, Inc.	14,214
Lehman Brothers Inc.	28,428
Morgan Stanley & Co. Incorporated.	164,174
UBS Securities LLC	127,928
$ 873,373
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,167,299,000. Net unrealized appreciation aggregated $52,171,000, of which $77,534,000 related to appreciated investment securities and $25,363,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Government
Income Fund

April 30, 2005

1.800340.101

SLM-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 84.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 49.3%
Fannie Mae:
2.375% 12/15/05	$ 20,000	$ 19,867
2.5% 6/15/06	7,375	7,278
2.625% 11/15/06	11,930	11,723
3.25% 1/15/08	6,770	6,639
3.75% 5/17/07	4,800	4,778
3.875% 5/15/07	5,000	4,997
4.625% 10/15/14	17,000	17,122
5.125% 1/2/14	16,000	16,318
5.5% 3/15/11	33,295	35,229
6% 5/15/11	55,860	60,604
6.25% 2/1/11	1,285	1,390
6.375% 6/15/09	11,870	12,853
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	7,000	7,041
Federal Home Loan Bank:
3.75% 9/28/06	24,160	24,110
3.8% 12/22/06	5,140	5,126
5.8% 9/2/08	16,625	17,490
6.75% 4/10/06	1,000	1,029
Freddie Mac:
2.375% 4/15/06	67,125	66,338
2.75% 10/15/06	4,620	4,553
2.875% 12/15/06	34,930	34,408
4.25% 7/15/09	5,521	5,550
4.5% 7/15/13	575	576
5.5% 9/15/11	1,000	1,062
5.875% 3/21/11	1,075	1,147
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	2,057	2,153
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1993-D, 5.23% 5/15/05	37	37
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.39% 6/26/06	1,500	1,548
Series 1994-B, 7.5% 1/26/06	103	104
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	1,913	2,048
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (b)	$ 9,000	$ 9,589
5.685% 5/15/12	3,915	4,199
3.375% 2/15/09	745	726
4.974% 8/15/13	3,435	3,571
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	897	912
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	5,815	5,853
6.6% 2/15/08	15,994	16,437
6.8% 2/15/12	7,500	8,299
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	10,000	10,251
6.06% 8/1/10	10,000	10,543
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	1,287	1,331
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		444,829
U.S. Treasury Inflation Protected Obligations - 6.2%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	15,260	16,664
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/15	17,073	17,047
2% 1/15/14	20,757	21,546
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		55,257
U.S. Treasury Obligations - 28.5%
U.S. Treasury Notes:
2.75% 7/31/06	21,650	21,458
3.375% 9/15/09	117,130	114,893
4% 11/15/12	3,265	3,262
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 8/15/13	$ 575	$ 580
5.625% 5/15/08	111,116	117,065
TOTAL U.S. TREASURY OBLIGATIONS		257,258
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $756,142)		757,344
U.S. Government Agency - Mortgage Securities - 11.3%

Fannie Mae - 9.6%
3.737% 1/1/35 (d)	253	252
3.793% 6/1/34 (d)	679	668
3.827% 12/1/34 (d)	45	45
3.83% 1/1/35 (d)	193	192
3.836% 6/1/33 (d)	128	127
3.84% 1/1/35 (d)	483	481
3.87% 1/1/35 (d)	293	292
3.878% 6/1/33 (d)	751	747
3.913% 12/1/34 (d)	169	169
3.941% 10/1/34 (d)	222	221
3.975% 11/1/34 (d)	346	345
3.98% 1/1/35 (d)	237	237
3.987% 12/1/34 (d)	212	211
4% 5/1/20 (c)	20,000	19,381
4% 5/17/20 (c)	3,000	2,907
4% 1/1/35 (d)	141	141
4.017% 12/1/34 (d)	1,150	1,152
4.021% 12/1/34 (d)	170	169
4.023% 2/1/35 (d)	148	147
4.025% 1/1/35 (d)	308	307
4.029% 1/1/35 (d)	72	72
4.037% 12/1/34 (d)	120	120
4.048% 1/1/35 (d)	145	145
4.052% 2/1/35 (d)	145	145
4.072% 12/1/34 (d)	316	316
4.105% 1/1/35 (d)	338	338
4.118% 1/1/35 (d)	322	322
4.118% 2/1/35 (d)	98	98
4.12% 2/1/35 (d)	295	295
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.127% 1/1/35 (d)	$ 340	$ 341
4.128% 2/1/35 (d)	586	586
4.144% 1/1/35 (d)	441	441
4.145% 2/1/35 (d)	369	370
4.151% 1/1/35 (d)	545	546
4.162% 2/1/35 (d)	268	269
4.17% 11/1/34 (d)	278	278
4.197% 1/1/35 (d)	271	271
4.2% 1/1/35 (d)	633	639
4.202% 1/1/35 (d)	313	312
4.23% 11/1/34 (d)	98	98
4.25% 2/1/35 (d)	148	148
4.269% 10/1/34 (d)	450	453
4.305% 8/1/33 (d)	355	358
4.305% 7/1/34 (d)	169	170
4.318% 3/1/33 (d)	83	83
4.324% 12/1/34 (d)	123	123
4.349% 2/1/35 (d)	98	98
4.351% 1/1/35 (d)	148	147
4.368% 2/1/34 (d)	413	413
4.4% 2/1/35 (d)	247	247
4.437% 11/1/34 (d)	2,816	2,847
4.455% 3/1/35 (d)	225	225
4.484% 10/1/34 (d)	985	996
4.493% 8/1/34 (d)	564	567
4.499% 3/1/35 (d)	500	500
4.5% 5/1/20 (c)	4,000	3,954
4.53% 3/1/35 (d)	448	450
4.549% 8/1/34 (d)	376	379
4.572% 2/1/35 (d)	1,146	1,157
4.587% 2/1/35 (d)	1,436	1,441
4.625% 2/1/35 (d)	498	501
4.67% 11/1/34 (d)	584	588
4.694% 11/1/34 (d)	581	585
4.725% 3/1/35 (d)	1,486	1,506
4.742% 3/1/35 (d)	274	277
4.748% 7/1/34 (d)	523	524
5.5% 1/1/09 to 11/1/17	7,765	7,956
5.5% 5/1/20 (c)	10,000	10,234
5.5% 5/17/20 (c)	1,000	1,023
6% 4/1/16 to 11/1/17	2,544	2,638
6.5% 2/1/17 to 4/1/33	7,216	7,519
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 5/1/35 (c)	$ 70	$ 72
7% 3/1/12 to 9/1/31	889	936
7% 5/1/20 (c)	8	9
9% 2/1/13	250	267
9.5% 11/15/09	355	379
10.25% 10/1/09 to 10/1/18	43	47
11% 8/1/10 to 1/1/16	711	788
11.25% 5/1/14 to 1/1/16	98	109
11.5% 9/1/11 to 6/15/19	419	467
12.25% 7/1/12 to 9/1/13	60	67
12.5% 3/1/12 to 7/1/16	355	397
12.75% 10/1/11 to 6/1/15	204	231
13% 7/1/13 to 7/1/15	146	164
13.25% 9/1/11	135	155
13.5% 11/1/14 to 12/1/14	18	21
15% 4/1/12	4	5
		86,414
Freddie Mac - 1.4%
4.232% 1/1/35 (d)	889	890
4.314% 12/1/34 (d)	246	246
4.37% 3/1/35 (d)	325	323
4.401% 2/1/35 (d)	447	445
4.434% 2/1/35 (d)	553	555
4.441% 2/1/34 (d)	285	284
4.444% 3/1/35 (d)	200	200
4.491% 3/1/35 (d)	600	599
4.504% 3/1/35 (d)	250	250
4.564% 2/1/35 (d)	371	369
4.985% 8/1/33 (d)	132	134
5% 5/1/35 (c)	2,826	2,795
6.5% 5/1/08	136	141
8.5% 6/1/14 to 6/1/17	190	196
9% 11/1/09 to 8/1/16	87	92
9.5% 7/1/16 to 8/1/21	589	644
10% 7/1/09 to 3/1/21	1,290	1,415
10.5% 9/1/09 to 5/1/21	175	193
11% 2/1/11 to 9/1/20	91	102
11.25% 2/1/10 to 10/1/14	152	167
11.5% 10/1/15 to 8/1/19	75	83
11.75% 11/1/11 to 7/1/15	21	24
12% 10/1/09 to 11/1/19	261	289
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12.25% 8/1/11 to 8/1/15	$ 161	$ 179
12.5% 10/1/09 to 6/1/19	1,389	1,551
12.75% 2/1/10 to 10/1/10	13	14
13% 9/1/10 to 5/1/17	228	256
13.25% 11/1/10 to 12/1/14	50	56
13.5% 11/1/10 to 8/1/11	80	90
14% 11/1/12 to 4/1/16	11	12
14.5% 12/1/10	2	2
14.75% 3/1/10	3	4
16.25% 7/1/11	2	2
		12,602
Government National Mortgage Association - 0.3%
8% 9/15/06 to 12/15/23	887	957
8.5% 6/15/16 to 2/15/17	14	15
10.5% 9/15/15 to 10/15/21	1,210	1,374
10.75% 12/15/09 to 3/15/10	24	26
11% 7/20/15 to 1/20/21	66	73
12.5% 12/15/10	2	3
13% 1/15/11 to 3/15/14	126	142
13.25% 8/15/14	12	13
13.5% 6/15/10 to 12/15/14	65	74
14% 6/15/11	8	10
16% 4/15/13	27	31
17% 12/15/11	3	3
		2,721
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $101,309)		101,737
Collateralized Mortgage Obligations - 4.8%

U.S. Government Agency - 4.8%
Fannie Mae:
floater Series 1994-42 Class FK, 3.66% 4/25/24 (d)	6,165	6,017
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	147	161
Series 1994-12 Class PH, 6.25% 1/25/09	2,148	2,209
sequential pay Series 1993-238 Class C, 6.5% 12/25/08	9,195	9,419
Fannie Mae guaranteed REMIC pass thru certificates:
floater Series 2002-74 Class FV, 3.3% 11/25/32 (d)	6,687	6,737
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	$ 995	$ 1,007
Series 2003-32 Class PB, 3% 6/25/16	988	982
Series 2002-50 Class LE, 7% 12/25/29	307	310
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2526 Class FC, 3.3538% 11/15/32 (d)	2,537	2,548
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	4,122	4,186
Series 2828 Class JA, 4.5% 1/15/10	1,900	1,913
sequential pay:
Series 1929 Class EZ, 7.5% 2/17/27	4,576	4,895
Series 2866 Class N, 4.5% 12/15/18	1,340	1,343
Series 2769 Class BU, 5% 3/15/34	1,857	1,837
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	273	274
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,387)		43,838
Cash Equivalents - 3.8%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (a) (Cost $34,306)	$ 34,314	34,306
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $936,144)		937,225
NET OTHER ASSETS - (3.9)%		(35,317)
NET ASSETS - 100%		$ 901,908
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0037% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2007	$ 18,045	$ (268)
Legend
(a) Includes investment made with cash collateral received from securities on loan.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,589,000 or 1.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $936,111,000. Net unrealized appreciation aggregated $1,114,000, of which $6,776,000 related to appreciated investment securities and $5,662,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Total Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2005

1.815814.100

ATB-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.0%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14 (e)	$ 30,000	$ 27,300
Tenneco Automotive, Inc. 8.625% 11/15/14 (e)	40,000	36,600
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	90,045
Visteon Corp. 7% 3/10/14	80,000	55,200
		209,145
Automobiles - 0.5%
Ford Motor Co.:
6.625% 10/1/28	125,000	95,515
7.45% 7/16/31	915,000	751,894
General Motors Corp.:
8.25% 7/15/23	135,000	103,288
8.375% 7/15/33	1,510,000	1,149,382
		2,100,079
Hotels, Restaurants & Leisure - 1.0%
Argosy Gaming Co. 7% 1/15/14	80,000	87,600
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	15,000	12,488
10.5% 7/15/11	120,000	117,900
Carrols Corp. 9% 1/15/13 (e)	20,000	20,600
Domino's, Inc. 8.25% 7/1/11	10,000	10,450
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	65,100
Gaylord Entertainment Co.:
6.75% 11/15/14 (e)	50,000	45,500
8% 11/15/13	225,000	226,125
Herbst Gaming, Inc.:
7% 11/15/14 (e)	50,000	49,000
8.125% 6/1/12	70,000	72,975
HMH Properties, Inc. 7.875% 8/1/08	45,000	45,900
Host Marriott LP 7.125% 11/1/13	35,000	35,350
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (e)	340,000	324,700
MGM MIRAGE:
6% 10/1/09	50,000	49,125
8.375% 2/1/11	40,000	42,600
Mohegan Tribal Gaming Authority 7.125% 8/15/14	40,000	39,900
Morton's Restaurant Group, Inc. 7.5% 7/1/10	65,000	63,050
MTR Gaming Group, Inc. 9.75% 4/1/10	135,000	148,500
Park Place Entertainment Corp. 7.875% 12/15/05	50,000	51,000
Penn National Gaming, Inc.:
6.875% 12/1/11	80,000	80,000
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Penn National Gaming, Inc.: - continued
8.875% 3/15/10	$ 100,000	$ 106,250
Pinnacle Entertainment, Inc. 8.25% 3/15/12	45,000	44,100
Premier Entertainment Biloxi LLC 10.75% 2/1/12	20,000	20,250
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	225,000	257,625
Scientific Games Corp. 6.25% 12/15/12 (e)	30,000	29,400
Seneca Gaming Corp. 7.25% 5/1/12	50,000	49,750
Six Flags, Inc. 9.625% 6/1/14	180,000	153,000
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	100,625
Station Casinos, Inc.:
6% 4/1/12	70,000	69,475
6.5% 2/1/14	40,000	39,700
6.875% 3/1/16	100,000	100,250
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	325,000	346,938
Town Sports International, Inc. 9.625% 4/15/11	90,000	92,700
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	385,000	436,975
Uno Restaurant Corp. 10% 2/15/11 (e)	80,000	78,000
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(e)	40,000	25,600
9% 1/15/12 (e)	30,000	31,050
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	46,000	48,760
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	170,400
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (e)	160,000	148,800
		3,937,511
Household Durables - 0.1%
Champion Enterprises, Inc. 7.625% 5/15/09	70,000	66,150
Goodman Global Holdings, Inc. 7.875% 12/15/12 (e)	80,000	69,600
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	50,000	48,500
6.5% 1/15/14	100,000	98,500
8.875% 4/1/12	10,000	10,500
Sealy Mattress Co. 8.25% 6/15/14	50,000	51,500
Technical Olympic USA, Inc. 7.5% 1/15/15	115,000	102,350
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
WCI Communities, Inc. 9.125% 5/1/12	$ 35,000	$ 36,575
William Lyon Homes, Inc. 10.75% 4/1/13	110,000	116,050
		599,725
Media - 2.1%
Advertising Directory Solutions Holdings, Inc. 9.25% 11/15/12 (e)	50,000	52,438
AMC Entertainment, Inc.:
8% 3/1/14	95,000	86,450
8.625% 8/15/12 (e)	60,000	63,000
AOL Time Warner, Inc. 7.625% 4/15/31	500,000	609,299
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	1,000,000	1,131,973
Cablevision Systems Corp.:
7.89% 4/1/09 (e)(h)	40,000	40,600
8% 4/15/12 (e)	180,000	178,425
CanWest Media, Inc. 8% 9/15/12 (e)	30,000	30,600
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (e)	70,000	67,550
Cinemark, Inc. 0% 3/15/14 (c)	100,000	68,750
Comcast Corp. 5.85% 1/15/10	500,000	525,535
Cox Communications, Inc.:
4.625% 6/1/13	90,000	85,650
7.125% 10/1/12	970,000	1,077,818
CSC Holdings, Inc.:
6.75% 4/15/12 (e)	160,000	156,000
7.875% 2/15/18	50,000	50,250
Dex Media, Inc.:
0% 11/15/13 (c)	95,000	71,725
0% 11/15/13 (c)	5,000	3,775
8% 11/15/13	10,000	10,250
EchoStar DBS Corp.:
6.375% 10/1/11	150,000	147,938
9.125% 1/15/09	72,000	76,860
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	50,000	52,000
Granite Broadcasting Corp. 9.75% 12/1/10	40,000	36,500
Houghton Mifflin Co. 9.875% 2/1/13	145,000	147,175
Innova S. de R.L. 9.375% 9/19/13	85,000	93,075
Liberty Media Corp. 8.25% 2/1/30	740,000	755,707
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
LodgeNet Entertainment Corp. 9.5% 6/15/13	$ 190,000	$ 204,250
Loews Cineplex Entertainment Corp. 9% 8/1/14 (e)	100,000	98,000
Marquee Holdings, Inc. 0% 8/15/14 (c)(e)	80,000	50,400
MediaNews Group, Inc. 6.375% 4/1/14	100,000	94,000
News America Holdings, Inc. 7.75% 12/1/45	170,000	203,063
News America, Inc. 6.2% 12/15/34	330,000	332,939
Nexstar Broadcasting, Inc.:
7% 1/15/14	130,000	117,000
7% 1/15/14 (e)	70,000	63,000
PanAmSat Corp. 9% 8/15/14	84,000	87,360
PRIMEDIA, Inc.:
7.625% 4/1/08	130,000	130,000
8.875% 5/15/11	25,000	25,750
Radio One, Inc. 8.875% 7/1/11	100,000	106,500
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (e)	30,000	32,100
10.375% 9/1/14 (e)	30,000	33,900
Rogers Cable, Inc. 6.75% 3/15/15	50,000	48,063
Spanish Broadcasting System, Inc. 9.625% 11/1/09	45,000	47,138
The Reader's Digest Association, Inc. 6.5% 3/1/11	70,000	69,475
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,000,000	1,301,151
		8,663,432
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	54,000
9% 6/15/12	15,000	14,700
General Nutrition Centers, Inc. 8.625% 1/15/11 (e)	80,000	71,200
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	85,500
Sonic Automotive, Inc. 8.625% 8/15/13	115,000	111,550
The Pep Boys - Manny, Moe & Jack 7.5% 12/15/14	55,000	51,700
United Auto Group, Inc. 9.625% 3/15/12	50,000	52,000
		440,650
Textiles, Apparel & Luxury Goods - 0.1%
Jostens IH Corp. 7.625% 10/1/12	40,000	39,800
Levi Strauss & Co.:
7.73% 4/1/12 (e)(h)	70,000	64,400
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Levi Strauss & Co.: - continued
9.75% 1/15/15 (e)	$ 180,000	$ 171,000
12.25% 12/15/12	65,000	68,900
		344,100
TOTAL CONSUMER DISCRETIONARY		16,294,642
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09	40,000	40,200
6.875% 5/1/29	170,000	161,500
8.25% 7/15/10	40,000	43,500
Jean Coutu Group, Inc.:
7.625% 8/1/12	30,000	29,700
8.5% 8/1/14	60,000	56,400
Rite Aid Corp. 6% 12/15/05 (e)	20,000	19,700
Stater Brothers Holdings, Inc. 8.125% 6/15/12	80,000	74,600
		425,600
Food Products - 0.4%
B&G Foods, Inc. 8% 10/1/11	40,000	41,300
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (e)	90,000	88,181
5.125% 10/1/13 (e)	1,060,000	1,067,508
Del Monte Corp. 6.75% 2/15/15 (e)	60,000	58,200
Doane Pet Care Co.:
9.75% 5/15/07	50,000	49,500
10.75% 3/1/10	125,000	133,750
Pierre Foods, Inc. 9.875% 7/15/12	40,000	40,600
United Agriculture Products, Inc. 9% 12/15/11	27,000	26,190
		1,505,229
Household Products - 0.1%
Fort James Corp. 6.875% 9/15/07	150,000	154,125
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14	20,000	20,000
Revlon Consumer Products Corp. 9.5% 4/1/11 (e)	100,000	94,500
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	18,000	19,170
		133,670
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	$ 765,000	$ 844,796
TOTAL CONSUMER STAPLES		3,063,420
ENERGY - 1.8%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	329,014
Grant Prideco, Inc. 9% 12/15/09	10,000	10,900
Hanover Compressor Co. 8.625% 12/15/10	20,000	20,300
Hanover Equipment Trust 8.75% 9/1/11	50,000	51,250
Petronas Capital Ltd. 7% 5/22/12 (e)	5,000	5,618
Universal Compression, Inc. 7.25% 5/15/10	40,000	41,100
		458,182
Oil & Gas - 1.7%
Amerada Hess Corp.:
6.65% 8/15/11	230,000	247,299
7.125% 3/15/33	185,000	208,080
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	490,000	490,415
Chesapeake Energy Corp.:
6.875% 1/15/16	50,000	50,375
7.75% 1/15/15	30,000	31,425
El Paso Energy Corp.:
7.375% 12/15/12	5,000	4,700
7.75% 1/15/32	15,000	13,575
8.05% 10/15/30	95,000	86,569
El Paso Production Holding Co. 7.75% 6/1/13	140,000	140,700
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	300,000	328,605
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	253,714
Enterprise Products Operating LP 5.75% 3/1/35 (e)	300,000	279,037
EXCO Resources, Inc. 7.25% 1/15/11	30,000	29,550
General Maritime Corp. 10% 3/15/13	310,000	333,250
Giant Industries, Inc. 8% 5/15/14	130,000	130,650
Hurricane Finance BV:
9.625% 2/12/10 (e)	25,000	27,000
9.625% 2/12/10 (Reg. S)	15,000	16,200
Kinder Morgan Energy Partners LP 5.8% 3/15/35	300,000	292,907
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (e)	20,000	19,500
Newfield Exploration Co. 6.625% 9/1/14	90,000	90,675
Nexen, Inc. 5.875% 3/10/35	600,000	578,386
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil & Gas - continued
OAO Gazprom:
9.625% 3/1/13	$ 240,000	$ 280,944
10.5% 10/21/09	100,000	117,380
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	51,700
8.25% 3/15/13	40,000	42,300
Pan American Energy LLC 7.125% 10/27/09 (e)	100,000	100,000
Pemex Project Funding Master Trust:
6.125% 8/15/08	250,000	256,875
7.375% 12/15/14	500,000	543,250
Petrobras Energia SA 9.375% 10/30/13	90,000	95,400
Range Resources Corp.:
6.375% 3/15/15 (e)	90,000	85,725
7.375% 7/15/13	40,000	41,200
Ship Finance International Ltd. 8.5% 12/15/13	330,000	316,800
Teekay Shipping Corp. 8.875% 7/15/11	30,000	33,600
The Coastal Corp.:
6.375% 2/1/09	5,000	4,713
6.5% 6/1/08	150,000	143,625
6.7% 2/15/27	65,000	64,188
7.75% 6/15/10	200,000	194,500
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (e)	215,000	219,300
Williams Companies, Inc.:
7.125% 9/1/11	5,000	5,213
7.625% 7/15/19	30,000	32,700
7.875% 9/1/21	35,000	37,931
8.125% 3/15/12	30,000	33,000
8.75% 3/15/32	165,000	191,400
YPF SA:
10% 11/2/28	30,000	35,888
yankee 9.125% 2/24/09	45,000	49,275
		6,629,519
TOTAL ENERGY		7,087,701
Energy - 0.0%
Oil & Gas - 0.0%
Massey Energy Co. 6.625% 11/15/10	40,000	40,000
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 6.1%
Capital Markets - 1.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (h)	$ 100,000	$ 96,743
4.25% 9/4/12 (h)	205,000	204,198
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	440,000	443,424
E*TRADE Financial Corp. 8% 6/15/11	265,000	269,638
Equinox Holdings Ltd. 9% 12/15/09	90,000	92,700
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,123,380
Goldman Sachs Group, Inc.:
5.7% 9/1/12	1,100,000	1,153,235
6.6% 1/15/12	500,000	549,656
Legg Mason, Inc. 6.75% 7/2/08	30,000	32,240
Merrill Lynch & Co., Inc. 4.25% 2/8/10	685,000	675,632
Morgan Stanley 6.6% 4/1/12	1,100,000	1,204,609
		5,845,455
Commercial Banks - 0.8%
Bank of America Corp. 7.4% 1/15/11	780,000	887,340
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	35,175
Korea Development Bank:
3.875% 3/2/09	685,000	667,107
4.75% 7/20/09	320,000	321,724
5.75% 9/10/13	170,000	177,978
Standard Bank London Ltd. 8.125% 9/30/09	100,000	102,750
UBS Luxembourg SA for Vimpel Communications 10% 6/16/09 (Reg. S)	100,000	106,000
Wachovia Bank NA 4.875% 2/1/15	600,000	598,068
Wachovia Corp. 4.875% 2/15/14	175,000	174,802
Western Financial Bank 9.625% 5/15/12	15,000	16,275
		3,087,219
Consumer Finance - 0.9%
American General Finance Corp. 4% 3/15/11	655,000	627,693
AmeriCredit Corp. 9.25% 5/1/09	65,000	69,550
Capital One Bank 6.5% 6/13/13	1,090,000	1,179,063
Ford Motor Credit Co.:
7% 10/1/13	500,000	449,988
7.875% 6/15/10	250,000	240,599
General Motors Acceptance Corp. 6.875% 9/15/11	760,000	665,850
Household Finance Corp. 4.125% 11/16/09	170,000	166,842
Triad Acquisition Corp. 11.125% 5/1/13 (e)	70,000	69,650
		3,469,235
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	$ 70,000	$ 67,025
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	115,000	115,000
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	30,000	32,175
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)	190,000	203,693
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (e)	720,000	809,371
J.P. Morgan Chase & Co. 4.875% 3/15/14	1,475,000	1,463,923
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	40,000	39,200
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	10,000	10,100
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	120,000	114,300
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (e)	105,000	113,400
		2,968,187
Insurance - 0.3%
Aegon NV 4.75% 6/1/13	500,000	493,364
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	589,000	636,340
UnumProvident Corp. 7.625% 3/1/11	150,000	160,277
		1,289,981
Real Estate - 1.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (e)	115,000	110,400
8.125% 6/1/12	85,000	85,850
Arden Realty LP 5.25% 3/1/15	1,210,000	1,197,585
Boston Properties, Inc. 6.25% 1/15/13	365,000	392,169
Camden Property Trust 5.875% 11/30/12	200,000	207,933
CarrAmerica Realty Corp. 5.25% 11/30/07	200,000	202,691
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	11,150
Developers Diversified Realty Corp. 5% 5/3/10	350,000	349,656
EOP Operating LP:
4.65% 10/1/10	595,000	586,093
4.75% 3/15/14	135,000	129,619
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
EOP Operating LP: - continued
7% 7/15/11	$ 500,000	$ 552,319
Gables Realty LP 5.75% 7/15/07	585,000	601,282
Healthcare Realty Trust, Inc. 5.125% 4/1/14	435,000	422,236
La Quinta Properties, Inc. 7% 8/15/12	50,000	51,063
MeriStar Hospitality Corp. 8.75% 8/15/07	50,000	50,375
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 10.5% 6/15/09	100,000	106,000
Omega Healthcare Investors, Inc. 7% 4/1/14	70,000	67,900
Senior Housing Properties Trust 7.875% 4/15/15	20,000	20,950
Simon Property Group LP 5.625% 8/15/14	1,000,000	1,023,228
		6,168,499
Thrifts & Mortgage Finance - 0.5%
Countrywide Home Loans, Inc. 4% 3/22/11	415,000	397,427
Independence Community Bank Corp. 3.75% 4/1/14 (h)	275,000	263,055
Washington Mutual, Inc.:
4.375% 1/15/08	1,200,000	1,200,306
4.625% 4/1/14	60,000	57,769
		1,918,557
TOTAL FINANCIALS		24,747,133
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Fisher Scientific International, Inc. 8% 9/1/13	125,000	134,375
Medical Device Manufacturing, Inc. 10% 7/15/12	50,000	53,500
PerkinElmer, Inc. 8.875% 1/15/13	20,000	22,000
Spheris, Inc. 11% 12/15/12 (e)	50,000	49,500
		259,375
Health Care Providers & Services - 0.4%
AmeriPath, Inc. 10.5% 4/1/13	80,000	80,000
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (e)	60,000	61,800
Beverly Enterprises, Inc. 7.875% 6/15/14	70,000	76,825
Carriage Services, Inc. 7.875% 1/15/15 (e)	200,000	201,000
Community Health Systems, Inc. 6.5% 12/15/12	80,000	77,600
Concentra Operating Corp.:
9.125% 6/1/12	10,000	10,300
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Concentra Operating Corp.: - continued
9.5% 8/15/10	$ 110,000	$ 114,400
DaVita, Inc.:
6.625% 3/15/13 (e)	40,000	39,800
7.25% 3/15/15 (e)	100,000	98,000
HealthSouth Corp.:
7.625% 6/1/12	130,000	125,450
8.5% 2/1/08	85,000	85,213
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	100,000	102,250
National Nephrology Associates, Inc. 9% 11/1/11 (e)	20,000	22,150
Psychiatric Solutions, Inc. 10.625% 6/15/13	70,000	76,825
Rural/Metro Corp. 9.875% 3/15/15 (e)	30,000	28,200
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	69,938
6.5% 6/1/12	15,000	13,838
7.375% 2/1/13	75,000	70,500
U.S. Oncology, Inc.:
9% 8/15/12	30,000	30,900
10.75% 8/15/14	80,000	84,400
		1,469,389
Pharmaceuticals - 0.0%
CDRV Investors, Inc. 0% 1/1/15 (c)(e)	100,000	55,000
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (e)	50,000	39,500
Leiner Health Products, Inc. 11% 6/1/12	20,000	20,900
VWR International, Inc.:
6.875% 4/15/12	30,000	28,800
8% 4/15/14	30,000	28,800
Warner Chilcott Corp. 8.75% 2/1/15 (e)	80,000	77,600
		250,600
TOTAL HEALTH CARE		1,979,364
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
BE Aerospace, Inc. 8.5% 10/1/10	100,000	107,500
Bombardier, Inc. 6.3% 5/1/14 (e)	340,000	292,400
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
K & F Acquisition, Inc. 7.75% 11/15/14 (e)	$ 40,000	$ 39,000
Orbital Sciences Corp. 9% 7/15/11	135,000	146,475
		585,375
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	46,500
6.855% 10/15/10	67,869	68,738
6.977% 11/23/22	11,362	10,396
6.978% 10/1/12	137,745	140,600
7.377% 5/23/19	49,661	32,280
7.379% 5/23/16	47,143	30,172
7.8% 4/1/08	65,000	58,175
AMR Corp. 9% 8/1/12	85,000	63,750
Continental Airlines, Inc. pass thru trust certificates 6.795% 2/2/20	478,190	377,770
Delta Air Lines, Inc.:
7.9% 12/15/09	50,000	16,000
9.5% 11/18/08 (e)	61,000	49,410
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	1,000	530
7.57% 11/18/10	705,000	650,443
7.779% 11/18/05	3,000	2,190
7.779% 1/2/12	22,349	8,940
7.92% 5/18/12	135,000	59,400
Northwest Airlines, Inc.:
7.875% 3/15/08	25,000	12,250
9.875% 3/15/07	60,000	37,800
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	7,950	6,042
7.626% 4/1/10	32,062	24,047
7.67% 1/2/15	8,362	5,937
		1,701,370
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	21,600
Nortek, Inc. 8.5% 9/1/14	100,000	88,000
		109,600
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	70,000	61,600
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.: - continued
7.875% 4/15/13	$ 20,000	$ 19,150
Buhrmann US, Inc. 7.875% 3/1/15 (e)	50,000	48,000
Cenveo Corp. 7.875% 12/1/13	60,000	55,800
		184,550
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12	50,000	51,500
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10	20,000	21,000
Sensus Metering Systems, Inc. 8.625% 12/15/13	20,000	18,800
		39,800
Machinery - 0.1%
Accuride Corp. 8.5% 2/1/15 (e)	80,000	74,400
Cummins, Inc.:
5.65% 3/1/98	15,000	10,350
9.5% 12/1/10 (h)	20,000	21,800
Dresser, Inc. 9.375% 4/15/11	15,000	15,750
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	50,000	48,750
Invensys PLC 9.875% 3/15/11 (e)	150,000	148,500
Navistar International Corp. 7.5% 6/15/11	30,000	29,325
Park-Ohio Industries, Inc. 8.375% 11/15/14 (e)	60,000	51,150
Standard Aero Holdings, Inc. 8.25% 9/1/14 (e)	60,000	61,500
Terex Corp. 7.375% 1/15/14	100,000	100,500
		562,025
Marine - 0.1%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (e)	110,000	111,650
H-Lines Finance Holding Corp. 0% 4/1/13 (c)(e)	40,000	31,000
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (e)	40,000	41,900
OMI Corp. 7.625% 12/1/13	95,000	95,238
		279,788
Road & Rail - 0.1%
Kansas City Southern Railway Co. 7.5% 6/15/09	100,000	101,500
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - continued
Progress Rail Services Corp./Progress Metal Reclamation Co. 7.75% 4/1/12 (e)	$ 100,000	$ 99,750
TFM SA de CV 9.375% 5/1/12 (e)	120,000	120,300
		321,550
TOTAL INDUSTRIALS		3,835,558
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Northern Telecom Capital Corp. 7.875% 6/15/26	25,000	24,000
Northern Telecom Ltd. yankee 6.875% 9/1/23	30,000	27,000
		51,000
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	100,000	99,375
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	120,000	105,000
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	130,000	131,950
Xerox Corp.:
7.125% 6/15/10	20,000	21,100
7.2% 4/1/16	165,000	174,900
7.625% 6/15/13	60,000	64,350
		392,300
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 7.125% 7/15/14	60,000	62,700
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11 (e)	25,000	22,750
8% 12/15/14 (e)	20,000	17,200
New ASAT Finance Ltd. 9.25% 2/1/11	60,000	49,500
Viasystems, Inc. 10.5% 1/15/11	50,000	48,500
		200,650
TOTAL INFORMATION TECHNOLOGY		848,325
MATERIALS - 1.6%
Chemicals - 0.5%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	110,000	120,725
Berry Plastics Corp. 10.75% 7/15/12	80,000	89,200
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
Borden US Finance Corp./Nova Scotia Finance ULC:
7.8906% 7/15/10 (e)(h)	$ 70,000	$ 67,900
9% 7/15/14 (e)	70,000	70,000
Braskem SA 11.75% 1/22/14 (e)	25,000	28,000
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series B, 0% 10/1/14 (c)(e)	100,000	65,000
Equistar Chemicals LP:
6.5% 2/15/06	75,000	75,000
7.55% 2/15/26	100,000	94,000
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	145,000	160,225
Georgia Gulf Corp. 7.125% 12/15/13	90,000	91,800
Huntsman International LLC 9.875% 3/1/09	115,000	123,913
Innophos, Inc. 8.875% 8/15/14 (e)	30,000	31,050
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (c)	55,000	43,175
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	211,000
10.875% 5/1/09	55,000	56,994
Millennium America, Inc. 9.25% 6/15/08	230,000	244,950
Nalco Co.:
7.75% 11/15/11	130,000	132,600
8.875% 11/15/13	100,000	103,500
Pliant Corp. 0% 6/15/09 (c)	60,000	53,100
Resolution Performance Products LLC/RPP Capital Corp.:
9.5% 4/15/10	70,000	71,400
13.5% 11/15/10	35,000	37,975
Rockwood Specialties Group, Inc. 7.5% 11/15/14 (e)	50,000	49,000
Solutia, Inc. 7.375% 10/15/27 (b)	20,000	16,600
		2,037,107
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	200,000	226,000
Containers & Packaging - 0.3%
AEP Industries, Inc. 7.875% 3/15/13 (e)	30,000	29,625
BWAY Corp. 10% 10/15/10	105,000	106,313
Cellu Tissue Holdings, Inc. 9.75% 3/15/10	50,000	51,250
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	99,225
Crown European Holdings SA 9.5% 3/1/11	35,000	37,800
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (e)	50,000	46,500
9.875% 10/15/14 (e)	50,000	46,500
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Containers & Packaging - continued
Graphic Packaging International, Inc.:
8.5% 8/15/11	$ 120,000	$ 120,000
9.5% 8/15/13	170,000	170,000
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13	30,000	28,350
8.25% 10/1/12	110,000	108,900
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	15,975
8.875% 2/15/09	50,000	52,875
Owens-Illinois, Inc.:
7.35% 5/15/08	50,000	51,250
7.5% 5/15/10	95,000	97,850
7.8% 5/15/18	45,000	45,450
8.1% 5/15/07	110,000	114,400
		1,222,263
Metals & Mining - 0.3%
Arch Western Finance LLC 6.75% 7/1/13	100,000	99,500
California Steel Industries, Inc. 6.125% 3/15/14	40,000	37,200
Century Aluminum Co. 7.5% 8/15/14	40,000	40,000
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	335,000	364,760
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	40,000	41,200
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	50,000	51,000
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	75,000	71,250
10.125% 2/1/10	85,000	93,500
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	110,000	120,175
IMCO Recycling Escrow, Inc. 9% 11/15/14 (e)	20,000	20,600
Novelis, Inc. 7.25% 2/15/15 (e)	40,000	38,600
Peabody Energy Corp. 6.875% 3/15/13	20,000	20,600
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	110,000	97,900
		1,096,285
Paper & Forest Products - 0.4%
Boise Cascade Corp. 8% 2/24/06	25,000	25,875
Boise Cascade LLC/Boise Cascade Finance Corp.:
6.0156% 10/15/12 (e)(h)	30,000	29,775
7.125% 10/15/14 (e)	30,000	28,800
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	202,000
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Paper & Forest Products - continued
Georgia-Pacific Corp.:
7.375% 12/1/25	$ 15,000	$ 14,963
7.5% 5/15/06	50,000	51,250
7.75% 11/15/29	10,000	10,900
8% 1/15/24	130,000	138,613
8.125% 5/15/11	5,000	5,450
Millar Western Forest Products Ltd. 7.75% 11/15/13	120,000	112,800
Norske Skog Canada Ltd. 7.375% 3/1/14	40,000	38,400
Solo Cup Co. 8.5% 2/15/14	145,000	141,738
Stone Container Corp. 8.375% 7/1/12	200,000	197,500
Weyerhaeuser Co. 5.25% 12/15/09	668,000	688,942
		1,687,006
TOTAL MATERIALS		6,268,661
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.5%
Ameritech Capital Funding Corp. 6.25% 5/18/09	35,000	37,172
Bellsouth Capital Funding Corp. 7.875% 2/15/30	1,135,000	1,435,537
BellSouth Corp. 6.55% 6/15/34	665,000	735,767
British Telecommunications PLC:
8.375% 12/15/10	190,000	222,902
8.875% 12/15/30	145,000	198,004
Deutsche Telekom International Finance BV:
8.5% 6/15/10	305,000	353,724
8.75% 6/15/30	395,000	529,304
Empresa Brasileira de Telecomm SA 11% 12/15/08	205,000	228,063
Eschelon Operating Co. 8.375% 3/15/10	70,000	60,200
France Telecom SA 8% 3/1/11 (d)	815,000	939,242
GCI, Inc. 7.25% 2/15/14 (e)	50,000	48,000
Koninklijke KPN NV yankee 8% 10/1/10	500,000	576,005
MCI, Inc.:
5.908% 5/1/07	36,000	36,585
6.688% 5/1/09	36,000	37,170
New Skies Satellites BV 9.125% 11/1/12 (e)	30,000	30,000
NTL Cable PLC 8.75% 4/15/14 (e)	190,000	197,600
Primus Telecommunications Group, Inc. 8% 1/15/14	90,000	52,875
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	45,000
7.25% 2/15/11	35,000	31,500
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Capital Funding, Inc.: - continued
7.625% 8/3/21	$ 20,000	$ 16,200
Qwest Communications International, Inc.:
6.5444% 2/15/09 (e)(h)	40,000	39,600
7.75% 2/15/14 (e)	160,000	154,000
Qwest Services Corp.:
13.5% 12/15/07 (e)	220,000	240,350
14% 12/15/10 (e)(h)	20,000	22,500
14.5% 12/15/14 (e)(h)	110,000	127,600
SBC Communications, Inc.:
6.15% 9/15/34	500,000	518,800
6.45% 6/15/34	220,000	237,072
Sprint Capital Corp. 8.375% 3/15/12	600,000	710,519
Telecom Italia Capital:
4.95% 9/30/14 (e)	415,000	404,240
6% 9/30/34 (e)	500,000	495,261
Telefonica de Argentina SA 9.125% 11/7/10	110,000	113,850
Telenet Group Holding NV 0% 6/15/14 (c)(e)	80,000	59,600
TELUS Corp. yankee 7.5% 6/1/07	180,000	191,133
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14 (e)	80,000	73,600
U.S. West Capital Funding, Inc. 6.375% 7/15/08	125,000	114,375
U.S. West Communications 6.875% 9/15/33	165,000	135,713
Valor Telecommunications Enterprises LLC/Valor Finance Corp. 7.75% 2/15/15 (e)	60,000	57,450
Verizon Global Funding Corp. 7.25% 12/1/10	360,000	404,247
		9,910,760
Wireless Telecommunication Services - 0.7%
America Movil SA de CV 4.125% 3/1/09	285,000	275,725
American Tower Corp. 7.5% 5/1/12	105,000	106,838
AT&T Wireless Services, Inc. 7.875% 3/1/11	455,000	523,500
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (h)	60,000	60,750
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	40,000	42,800
7.5% 12/1/13	10,000	10,700
9.375% 8/1/11	65,000	70,931
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	50,000	54,125
Globe Telecom, Inc. 9.75% 4/15/12	30,000	32,775
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Inmarsat Finance II PLC 0% 11/15/12 (c)	$ 70,000	$ 51,800
Inmarsat Finance PLC 7.625% 6/30/12	70,000	71,750
Intelsat Ltd.:
6.5% 11/1/13	40,000	31,400
7.625% 4/15/12	20,000	17,000
8.625% 1/15/15 (e)	195,000	197,438
Kyivstar GSM 10.375% 8/17/09 (e)	100,000	111,630
Millicom International Cellular SA 10% 12/1/13	140,000	135,800
Mobile Telesystems Finance SA:
8% 1/28/12 (e)	60,000	59,784
8.375% 10/14/10 (e)	170,000	175,170
Nextel Communications, Inc. 7.375% 8/1/15	150,000	159,750
Nextel Partners, Inc. 8.125% 7/1/11	85,000	90,950
Rogers Communications, Inc.:
6.375% 3/1/14	140,000	133,350
8% 12/15/12	50,000	51,000
9.625% 5/1/11	26,000	29,250
Rural Cellular Corp. 8.25% 3/15/12	60,000	60,600
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (e)	41,000	41,923
Western Wireless Corp. 9.25% 7/15/13	175,000	199,500
		2,796,239
TOTAL TELECOMMUNICATION SERVICES		12,706,999
UTILITIES - 1.7%
Electric Utilities - 1.1%
AES Gener SA 7.5% 3/25/14	70,000	68,600
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	170,000	173,400
8.25% 4/15/12 (e)	90,000	94,500
10.25% 11/15/07 (e)	26,657	29,323
13% 11/15/07 (e)(h)	3,339	3,406
Cleveland Electric Illuminating Co. 5.65% 12/15/13	300,000	309,406
DTE Energy Co. 7.05% 6/1/11	25,000	27,859
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,557,403
Exelon Corp. 6.75% 5/1/11	420,000	460,995
FirstEnergy Corp.:
6.45% 11/15/11	155,000	166,469
7.375% 11/15/31	250,000	294,635
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Nevada Power Co.:
5.875% 1/15/15 (e)	$ 40,000	$ 38,600
6.5% 4/15/12	50,000	50,750
Oncor Electric Delivery Co. 6.375% 5/1/12	45,000	48,936
Progress Energy, Inc. 7.1% 3/1/11	950,000	1,040,467
TECO Energy, Inc. 7% 5/1/12	80,000	83,300
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (e)	80,000	78,400
		4,526,449
Gas Utilities - 0.1%
ANR Pipeline, Inc. 9.625% 11/1/21	100,000	120,000
Colorado Interstate Gas Co. 5.95% 3/15/15 (e)	60,000	57,000
El Paso Energy Corp. 6.75% 5/15/09	25,000	23,781
NiSource Finance Corp. 7.875% 11/15/10	50,000	57,735
Sonat, Inc.:
6.625% 2/1/08	20,000	19,300
6.75% 10/1/07	15,000	14,813
		292,629
Multi-Utilities & Unregulated Power - 0.5%
AES Corp.:
8.5% 11/1/07	26,000	26,390
8.75% 6/15/08	2,000	2,115
8.75% 5/15/13 (e)	30,000	32,325
8.875% 2/15/11	282,000	301,035
9% 5/15/15 (e)	30,000	32,475
9.375% 9/15/10	7,000	7,604
9.5% 6/1/09	19,000	20,568
CMS Energy Corp.:
6.3% 2/1/12	60,000	57,000
8.5% 4/15/11	45,000	47,813
9.875% 10/15/07	135,000	144,956
Constellation Energy Group, Inc. 7% 4/1/12	775,000	869,219
Dominion Resources, Inc. 6.25% 6/30/12	270,000	291,706
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
NRG Energy, Inc. 8% 12/15/13 (e)	$ 172,000	$ 174,580
Utilicorp Canada Finance Corp. 7.75% 6/15/11	105,000	105,000
		2,112,786
TOTAL UTILITIES		6,931,864
TOTAL NONCONVERTIBLE BONDS (Cost $84,067,852)		83,803,667
U.S. Government and Government Agency Obligations - 32.6%

U.S. Government Agency Obligations - 3.1%
Fannie Mae:
3.25% 1/15/08	8,000,000	7,845,440
4.375% 7/17/13	2,205,000	2,151,240
Federal Home Loan Bank 3.75% 9/28/06	40,000	39,918
Freddie Mac:
5.25% 11/5/12	280,000	281,817
5.875% 3/21/11	2,095,000	2,234,921
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		12,553,336
U.S. Treasury Inflation Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	4,374,519	4,777,076
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	3,036,720	2,994,847
2% 1/15/14	7,576,159	7,864,370
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		15,636,293
U.S. Treasury Obligations - 25.6%
U.S. Treasury Bonds 6.25% 5/15/30	8,500,000	10,582,832
U.S. Treasury Notes:
1.625% 2/28/06	14,891,000	14,683,345
2.375% 8/15/06	672,000	662,523
3.125% 1/31/07	40,160,000	39,827,411
3.375% 10/15/09	1,000,000	979,922
4.25% 8/15/13	10,049,000	10,129,864
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 5/15/14	$ 22,855,000	$ 23,824,555
6.5% 2/15/10	2,170,000	2,415,566
TOTAL U.S. TREASURY OBLIGATIONS		103,106,018
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $130,389,861)		131,295,647
U.S. Government Agency - Mortgage Securities - 27.3%

Fannie Mae - 26.5%
3.737% 1/1/35 (h)	84,343	83,910
3.793% 6/1/34 (h)	281,062	276,269
3.827% 12/1/34 (h)	22,553	22,466
3.83% 1/1/35 (h)	72,215	71,974
3.836% 6/1/33 (h)	47,860	47,556
3.84% 1/1/35 (h)	169,169	168,435
3.87% 1/1/35 (h)	97,769	97,496
3.913% 12/1/34 (h)	48,278	48,165
3.941% 10/1/34 (h)	66,630	66,337
3.963% 1/1/35 (h)	135,257	134,179
3.98% 1/1/35 (h)	71,229	71,058
3.987% 12/1/34 (h)	70,690	70,426
4% 5/1/20 (f)	5,895,592	5,713,197
4% 1/1/35 (h)	47,113	46,989
4.017% 12/1/34 (h)	407,188	408,078
4.021% 12/1/34 (h)	48,464	48,297
4.023% 2/1/35 (h)	49,185	49,124
4.029% 1/1/35 (h)	23,995	24,087
4.037% 12/1/34 (h)	47,960	48,016
4.048% 1/1/35 (h)	48,418	48,304
4.052% 2/1/35 (h)	48,356	48,323
4.072% 12/1/34 (h)	97,351	97,351
4.105% 1/1/35 (h)	96,459	96,639
4.118% 1/1/35 (h)	111,854	111,916
4.118% 2/1/35 (h)	49,060	49,241
4.12% 2/1/35 (h)	98,213	98,313
4.127% 1/1/35 (h)	121,272	121,925
4.128% 2/1/35 (h)	195,192	195,336
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.144% 1/1/35 (h)	$ 171,361	$ 171,462
4.145% 2/1/35 (h)	123,002	123,191
4.151% 1/1/35 (h)	186,523	186,730
4.162% 2/1/35 (h)	97,601	97,949
4.17% 11/1/34 (h)	92,790	92,695
4.197% 1/1/35 (h)	98,438	98,714
4.2% 1/1/35 (h)	210,984	212,993
4.202% 1/1/35 (h)	120,479	120,137
4.23% 11/1/34 (h)	39,200	39,306
4.25% 2/1/35 (h)	74,180	73,833
4.269% 10/1/34 (h)	165,665	167,027
4.305% 8/1/33 (h)	136,406	137,806
4.305% 7/1/34 (h)	63,304	63,772
4.318% 3/1/33 (h)	33,277	33,100
4.324% 12/1/34 (h)	49,146	49,130
4.349% 2/1/35 (h)	49,046	49,002
4.351% 1/1/35 (h)	73,763	73,671
4.368% 2/1/34 (h)	160,254	160,513
4.4% 2/1/35 (h)	98,952	98,704
4.455% 3/1/35 (h)	74,995	75,033
4.484% 10/1/34 (h)	355,795	359,816
4.493% 8/1/34 (h)	220,583	221,927
4.499% 3/1/35 (h)	199,881	199,946
4.5% 5/1/18 to 4/1/35	18,836,037	18,523,323
4.5% 5/1/35 (f)	4,498,565	4,338,304
4.513% 12/1/34 (h)	459,764	460,500
4.53% 3/1/35 (h)	174,346	174,891
4.549% 8/1/34 (h)	125,318	126,396
4.572% 2/1/35 (h)	463,429	467,643
4.587% 2/1/35 (h)	553,389	555,378
4.617% 1/1/33 (h)	377,377	379,583
4.625% 2/1/35 (h)	192,409	193,476
4.67% 11/1/34 (h)	233,489	235,226
4.694% 11/1/34 (h)	217,689	219,274
4.725% 3/1/35 (h)	559,813	567,223
4.742% 3/1/35 (h)	99,636	100,546
4.748% 7/1/34 (h)	218,063	218,385
4.898% 10/1/34 (h)	150,536	153,091
5% 5/1/35 (f)	9,875,320	9,770,395
5% 6/1/35 (f)	20,609,899	20,339,394
5.5% 11/1/16 to 10/1/34	4,924,942	4,981,805
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.5% 5/1/35 (f)	$ 18,997,798	$ 19,169,966
6% 7/1/08 to 3/1/33	9,252,181	9,563,691
6.5% 6/1/09 to 1/1/33	4,279,262	4,462,565
7% 9/1/25 to 8/1/29	411,507	435,978
TOTAL FANNIE MAE		106,706,897
Freddie Mac - 0.7%
4.232% 1/1/35 (h)	305,409	305,754
4.281% 1/1/35 (h)	277,376	278,045
4.314% 12/1/34 (h)	98,520	98,330
4.37% 3/1/35 (h)	125,000	124,287
4.401% 2/1/35 (h)	173,896	172,904
4.434% 2/1/35 (h)	216,331	217,244
4.441% 2/1/34 (h)	114,125	113,724
4.444% 3/1/35 (h)	75,000	74,815
4.491% 3/1/35 (h)	250,000	249,375
4.504% 3/1/35 (h)	100,000	99,945
4.564% 2/1/35 (h)	148,479	147,737
4.985% 8/1/33 (h)	44,125	44,596
6% 5/1/33	886,851	912,617
TOTAL FREDDIE MAC		2,839,373
Government National Mortgage Association - 0.1%
7% 7/15/31 to 12/15/32	304,486	322,731
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $109,629,818)		109,869,001
Asset-Backed Securities - 3.2%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 4.87% 11/25/32 (h)	40,000	40,636
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (h)	125,000	125,016
Class M2, 4.27% 2/25/34 (h)	125,000	125,052
Series 2005-SD1 Class A1, 3.42% 11/25/50 (h)	174,068	174,114
American Express Credit Account Master Trust Series 2004-C Class C, 3.4538% 2/15/12 (e)(h)	1,619,338	1,622,850
AmeriCredit Automobile Receivables Trust Series 2004-1 Class D, 5.07% 7/6/10	290,000	291,679
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.45% 4/25/34 (h)	$ 65,000	$ 64,997
Class M2, 3.5% 4/25/34 (h)	50,000	49,998
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 3.3338% 4/15/33 (h)	14,389	14,400
Series 2003-HE7 Class A3, 3.3138% 12/15/33 (h)	90,048	90,419
Bank One Issuance Trust:
Series 2002-C1 Class C1, 3.9138% 12/15/09 (h)	425,000	430,224
Series 2004-B2 Class B2, 4.37% 4/15/12	900,000	898,903
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 4.1238% 2/17/09 (h)	120,000	121,082
Series 2003-B2 Class B2, 3.5% 2/17/09	60,000	59,767
Series 2003-B4 Class B4, 3.7538% 7/15/11 (h)	90,000	91,604
Series 2004-6 Class B, 4.15% 7/16/12	570,000	563,610
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.92% 10/25/33 (h)	30,000	30,994
Chase Credit Card Master Trust Series 2003-6 Class B, 3.3038% 2/15/11 (h)	230,000	231,961
Chase Credit Card Owner Trust Series 2004-1 Class B, 3.1538% 5/15/09 (h)	220,000	219,957
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (h)	1,000,000	1,001,722
Series 2003-C1 Class C1, 3.69% 4/7/10 (h)	305,000	312,175
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.52% 5/25/34 (h)	275,000	275,589
Series 2004-3 Class M1, 3.52% 6/25/34 (h)	75,000	75,070
Series 2005-1:
Class MV1, 3.42% 7/25/35 (h)	185,000	184,827
Class MV2, 3.46% 7/25/35 (h)	220,000	219,897
Class MV3, 3.5% 7/25/35 (h)	90,000	89,958
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (h)	25,000	25,099
Class M4, 3.92% 3/25/34 (h)	25,000	25,263
Class M6, 4.27% 3/25/34 (h)	25,000	25,237
Fremont Home Loan Trust Series 2004-A:
Class M1, 3.57% 1/25/34 (h)	225,000	224,989
Class M2, 4.17% 1/25/34 (h)	275,000	274,987
GSAMP Trust Series 2004-FM2 Class M1, 3.52% 1/25/34 (h)	250,000	249,988
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.4% 8/25/33 (h)	3,804	3,819
Class M1, 3.9% 8/25/33 (h)	25,000	25,334
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-4:
Class M1, 3.82% 10/25/33 (h)	$ 40,000	$ 40,378
Class M2, 4.92% 10/25/33 (h)	45,000	45,620
Series 2004-3:
Class M2, 4.22% 8/25/34 (h)	120,000	119,994
Class M3, 4.47% 8/25/34 (h)	50,000	49,998
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (e)	1,253	1,253
Series 2003-5N Class A, 7.5% 1/27/34 (e)	1,382	1,385
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 4.87% 7/25/33 (h)	45,000	46,031
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 3.3438% 10/15/10 (h)	80,000	80,588
Series 2003-B3 Class B3, 3.3288% 1/18/11 (h)	285,000	286,492
Series 2003-B5 Class B5, 3.3238% 2/15/11 (h)	240,000	241,951
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (h)	100,000	99,995
Class M2, 3.57% 7/25/34 (h)	25,000	24,999
Class M3, 3.97% 7/25/34 (h)	50,000	49,998
Class M4, 4.12% 7/25/34 (h)	25,000	24,999
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.12% 12/27/32 (h)	90,000	91,180
Series 2003-HE1 Class M2, 4.92% 5/25/33 (h)	55,000	55,679
Series 2003-NC8 Class M1, 3.72% 9/25/33 (h)	35,000	35,287
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.02% 1/25/32 (h)	39,060	39,284
Series 2002-NC1 Class M1, 3.82% 2/25/32 (e)(h)	138,907	139,923
Series 2002-NC3 Class M1, 3.74% 8/25/32 (h)	75,000	75,749
Series 2003-NC2 Class M2, 5.02% 2/25/33 (h)	40,000	40,791
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (e)(h)(j)	455,000	160,568
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (j)	250,000	69,502
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.45% 1/25/33 (h)	8,674	8,681
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (h)	75,000	75,060
Class M4, 3.995% 6/25/34 (h)	125,000	125,482
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 3.54% 1/25/35 (h)	225,000	225,377
Class M4, 3.85% 1/25/35 (h)	750,000	752,481
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II Series 2002-4 Class A, 3.0838% 8/18/09 (h)	$ 100,000	$ 100,033
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.44% 6/15/33 (h)	260,000	266,589
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	970,000	965,044
WFS Financial Owner Trust Series 2004-3 Class D, 4.07% 2/17/12	320,557	319,661
TOTAL ASSET-BACKED SECURITIES (Cost $12,903,041)		12,921,269
Collateralized Mortgage Obligations - 3.0%

Private Sponsor - 2.6%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 3.35% 5/25/35 (h)	391,593	392,266
Series 2005-2 Class 6A2, 3.3% 6/25/35 (h)	189,410	189,617
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3605% 12/25/33 (h)	196,681	196,153
Class 2A1, 4.1884% 12/25/33 (h)	317,213	314,948
Series 2004-B:
Class 1A1, 3.4341% 3/25/34 (h)	740,244	734,692
Class 2A2, 4.1388% 3/25/34 (h)	218,421	214,726
Series 2004-C Class 1A1, 3.3922% 4/25/34 (h)	422,868	418,914
Series 2004-D:
Class 1A1, 3.5665% 5/25/34 (h)	495,355	491,639
Class 2A2, 4.2174% 5/25/34 (h)	616,764	611,268
Series 2004-G Class 2A7, 4.6143% 8/25/34 (h)	666,322	670,383
Series 2004-H Class 2A1, 4.5236% 9/25/34 (h)	600,658	598,567
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.3% 1/25/35 (h)	714,166	714,166
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (h)	148,286	148,435
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (h)	261,547	261,811
Granite Mortgages PLC floater Series 2004-2 Class 1C, 3.75% 6/20/44 (h)	235,000	235,606
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	80,564	81,874
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3267% 5/25/17 (h)	514,640	524,181
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2544% 8/25/17 (h)	416,249	429,849
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 1% 10/25/28 (h)(j)	$ 1,456,478	$ 19,531
Series 2003-G Class XA1, 1% 1/25/29 (j)	2,056,205	29,036
Series 2003-H Class XA1, 1% 1/25/29 (e)(j)	1,652,721	23,692
Merrill Lynch Trust XXIX Series 29 Class A, 5/1/13 (k)	36,238	32,698
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	586,445	601,247
Series 2004-SL2 Class A1, 6.5% 10/25/16	82,167	84,026
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 4.22% 6/10/35 (e)(h)	43,605	44,422
Class B4, 4.42% 6/10/35 (e)(h)	38,760	39,438
Class B5, 5.02% 6/10/35 (e)(h)	29,070	29,724
Class B6, 5.52% 6/10/35 (e)(h)	14,535	14,862
Series 2004-B:
Class B4, 3.87% 2/10/36 (e)(h)	98,675	99,785
Class B5, 4.32% 2/10/36 (e)(h)	98,675	100,155
Class B6, 4.77% 2/10/36 (e)(h)	98,675	100,525
Series 2004-C:
Class B4, 3.72% 9/10/36 (h)	99,220	100,212
Class B5, 4.12% 9/10/36 (h)	99,220	100,336
Class B6, 4.52% 9/10/36 (h)	99,220	100,708
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (e)(j)	3,738,778	32,001
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 3.36% 3/20/35 (h)	628,365	628,045
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	65,011	67,696
Series 2004-RA2 Class 2A, 7% 7/25/33	140,344	144,289
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4545% 9/25/34 (h)	640,568	639,389
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (h)	425,000	424,552
TOTAL PRIVATE SPONSOR		10,685,464
U.S. Government Agency - 0.4%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KD, 4.5% 4/25/17	1,050,000	1,044,276
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed sequential pay Series 2750 Class ZT, 5% 2/15/34	$ 386,878	$ 352,848
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (h)	25,000	26,198
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2003-75 Class LI, 5.5% 10/20/21 (j)	2,063,058	14,600
TOTAL U.S. GOVERNMENT AGENCY		1,437,922
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,155,137)		12,123,386
Commercial Mortgage Securities - 2.6%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2:
Class C, 3.4238% 11/15/15 (e)(h)	50,000	50,225
Class D, 3.5038% 11/15/15 (e)(h)	80,000	80,465
Class F, 3.8538% 11/15/15 (e)(h)	60,000	60,432
Class H, 4.3538% 11/15/15 (e)(h)	50,000	50,363
Class J, 4.9038% 11/15/15 (e)(h)	55,000	55,432
Class K, 5.5538% 11/15/15 (e)(h)	50,000	50,418
Series 2005-BOCA:
Class D, 3.2838% 12/15/16 (e)(h)	110,000	110,047
Class E, 3.3738% 12/15/16 (e)(h)	100,000	100,059
Class F, 3.4538% 12/15/16 (e)(h)	110,000	110,064
Class H, 3.9038% 12/15/16 (e)(h)	120,000	120,089
Class K, 4.3038% 12/15/16 (e)(h)	105,000	105,111
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 3.38% 4/25/34 (e)(h)	349,429	349,183
Series 2004-2 Class A, 3.45% 8/25/34 (e)(h)	372,456	373,577
Series 2004-3:
Class A1, 3.39% 1/25/35 (e)(h)	342,224	342,860
Class A2, 3.44% 1/25/35 (e)(h)	48,889	48,980
Class M1, 3.52% 1/25/35 (e)(h)	48,889	48,943
Class M2, 4.02% 1/25/35 (e)(h)	48,889	49,040
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(j)	3,814,428	230,207
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 3.23% 4/14/15 (e)(h)	$ 46,521	$ 46,520
Series 2004-ESA Class A2, 3.29% 5/14/16 (e)(h)	350,000	350,767
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (e)	180,000	181,932
Series 2004-ESA:
Class B, 4.888% 5/14/16 (e)	325,000	329,067
Class C, 4.937% 5/14/16 (e)	205,000	207,861
Class D, 4.986% 5/14/16 (e)	75,000	76,073
Class E, 5.064% 5/14/16 (e)	230,000	233,448
Class F, 5.182% 5/14/16 (e)	55,000	55,863
COMM floater Series 2002-FL7:
Class A2, 3.3038% 11/15/14 (e)(h)	9,319	9,323
Class D, 3.5238% 11/15/14 (e)(h)	125,000	125,171
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 3.3538% 9/15/14 (e)(h)	105,000	105,055
Class D, 3.5938% 9/15/14 (e)(h)	30,000	30,012
Class E, 3.6538% 9/15/14 (e)(h)	45,000	45,042
Class F, 3.7538% 9/15/14 (e)(h)	35,000	35,037
Class G, 3.9338% 9/15/14 (e)(h)	80,000	80,096
Class H, 4.0338% 9/15/14 (e)(h)	85,000	85,102
Class J, 4.5538% 9/15/14 (e)(h)	30,000	30,036
Class K, 4.9538% 9/15/14 (e)(h)	45,000	45,053
Class L, 5.1538% 9/15/14 (e)(h)	35,000	34,994
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	34,688	35,232
Series 2003-TFLA Class G, 3.37% 4/15/13 (e)(h)	105,000	102,050
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	759,907	799,346
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	58,388
Series 2003-36 Class C, 4.254% 2/16/31	55,000	53,954
Series 2003-47 Class C, 4.227% 10/16/27	105,000	103,513
Series 2003-59 Class D, 3.654% 10/16/27	115,000	109,466
Series 2003-47 Class XA, 0.2199% 6/16/43 (h)(j)	6,046,809	288,403
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	385,000	424,845
Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	64,079
Commercial Mortgage Securities - continued
	Principal Amount	Value
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class D, 7.97% 8/3/15 (e)	$ 110,000	$ 121,331
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (e)	200,000	179,836
Morgan Stanley Capital I, Inc. Series 2005-IQ9 Class X2, 1.0828% 7/15/56 (e)(h)(j)	3,920,000	215,533
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	329,107	346,025
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (e)	25,000	26,023
Class C4, 6.893% 5/15/16 (e)	500,000	554,492
Class E3, 7.253% 3/15/13 (e)	235,000	246,575
Wachovia Bank Commercial Mortgage Trust:
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	785,000	779,595
Series 2004-C15:
Class 180A, 5.0372% 10/15/41 (e)(h)	1,000,000	997,354
Class 180B, 5.0372% 10/15/41 (e)(h)	500,000	497,311
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,757,078)		10,445,298
Foreign Government and Government Agency Obligations - 2.5%

Argentine Republic:
3.01% 8/3/12 (h)	380,000	315,302
par 1.33% 12/31/38 unit (m)(l)	50,116	15,285
discount 8.28% 12/31/33 unit (l)	158,625	126,107
Bogota Distrito Capital 9.5% 12/12/06 (Reg. S)	60,000	63,900
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	765,231	762,361
debt conversion bond 4.3125% 4/15/12 (h)	131,766	123,531
par Z-L 6% 4/15/24	265,000	244,463
10.5% 7/14/14	60,000	67,350
11% 8/17/40	460,000	520,490
12.25% 3/6/30	95,000	118,038
12.75% 1/15/20	75,000	96,000
14.5% 10/15/09	75,000	96,000
Central Bank of Nigeria promissory note 5.092% 1/5/10	43,636	39,915
Chilean Republic 7.125% 1/11/12	1,250,000	1,415,750
Colombian Republic:
10.75% 1/15/13	150,000	169,875
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
Colombian Republic: - continued
11.75% 2/25/20	$ 80,000	$ 97,500
Dominican Republic:
Brady 3.9425% 8/30/09 (h)	116,248	109,273
3.4425% 8/30/24 (h)	250,000	215,000
Ecuador Republic:
8% 8/15/30 (Reg. S) (d)	45,000	36,495
12% 11/15/12 (Reg. S)	140,000	131,460
euro par 5% 2/28/25	15,000	10,275
Indonesian Republic 7.25% 4/20/15 (e)	30,000	28,875
Israeli State 4.625% 6/15/13	20,000	19,438
Jamaican Government 10.625% 6/20/17	10,000	10,675
Korean Republic 4.875% 9/22/14	195,000	192,421
Lebanese Republic:
5.88% 11/30/09 (e)(h)	70,000	67,550
5.88% 11/30/09 (Reg. S) (h)	160,000	154,400
Panamanian Republic Brady discount 2.6925% 7/17/26 (h)	25,000	22,625
Peruvian Republic:
9.125% 2/21/12	75,000	85,875
9.875% 2/6/15	45,000	52,988
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17	120,000	117,900
8.375% 2/15/11	435,000	442,613
9% 2/15/13	50,000	51,813
9.5% 2/2/30	35,000	34,300
9.875% 1/15/19	145,000	152,069
Russian Federation:
5% 3/31/30 (Reg. S) (d)	762,000	810,578
12.75% 6/24/28 (Reg. S)	120,000	204,600
Turkish Republic:
11% 1/14/13	230,000	276,000
11.75% 6/15/10	305,000	364,475
11.875% 1/15/30	80,000	104,900
Ukraine Government:
6.365% 8/5/09 (h)	100,000	107,250
7.65% 6/11/13 (Reg. S)	100,000	107,000
United Mexican States:
4.625% 10/8/08	160,000	158,880
5.875% 1/15/14	85,000	85,850
6.75% 9/27/34	170,000	169,320
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
United Mexican States: - continued
7.5% 1/14/12	$ 100,000	$ 111,000
Uruguay Republic 7.25% 2/15/11	85,000	80,113
Venezuelan Republic:
Discount A, 4.25% 3/31/20 (h)	250,000	235,000
4.15% 4/20/11 (h)	60,000	53,340
5.375% 8/7/10	60,000	53,700
9.25% 9/15/27	90,000	88,650
10.75% 9/19/13	240,000	269,160
13.625% 8/15/18	65,000	84,825
euro Brady par W-B 6.75% 3/31/20	250,000	248,750
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (d)	90,000	66,150
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,328,736)		9,887,453
Common Stocks - 0.0%
	Shares
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)	18,648	54,825
TOTAL COMMON STOCKS (Cost $36,503)		54,825
Sovereign Loan Participations - 0.0%
	Principal Amount
Indonesian Republic loan participation:
- Credit Suisse First Boston 4% 3/28/13 (h)	$ 117,509	107,521
- Deutsche Bank 4% 3/28/13 (h)	13,831	12,656
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $113,197)		120,177
Fixed-Income Funds - 13.4%
	Shares
Fidelity Ultra-Short Central Fund (i) (Cost $53,999,944)	542,844	54,023,835
Cash Equivalents - 8.2%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (Cost $32,857,000)	$ 32,865,113	$ 32,857,000
TOTAL INVESTMENT PORTFOLIO - 113.6% (Cost $456,238,167)		457,401,558
NET OTHER ASSETS - (13.6)%		(54,751,819)
NET ASSETS - 100%		$ 402,649,739
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (g)

	March 2010	$ 1,250,000	$ (5,147)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (g)	March 2015	1,250,000	(15,136)
Receive quarterly notional amount multiplied by .48% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	1,000,000	1,280
TOTAL CREDIT DEFAULT SWAP		3,500,000	(19,003)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ 10,150
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	23,252
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	30,813
TOTAL INTEREST RATE SWAP		3,635,000	64,215
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	1,000,000	20,873
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	355,000	4,630
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	145,000	1,688
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 37 basis points with Bank of America	June 2005	600,000	0
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	1,000,000	9,067
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	2,000,000	(23,530)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued

Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America

	July 2005	$ 1,000,000	$ 825
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	600,000	(3,880)
TOTAL TOTAL RETURN SWAP		6,700,000	9,673
		$ 13,835,000	$ 54,885
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $22,575,506 or 5.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l) Security acquired on a when-issued basis through a debt restructuring offer. Includes attached Argentine Republic Gross Domestic Product-Linked Securities, expiring 12/15/35.
(m) Debt obligation to be issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $456,536,320. Net unrealized appreciation aggregated $865,238, of which $4,189,623 related to appreciated investment securities and $3,324,385 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of April 30, 2005 which is an investment of Fidelity Advisor Total Bond Fund.

Fidelity Ultra-Short Central Fund
Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,497,517
3.47% 5/24/06 (e)	4,700,000	4,703,929
		21,201,446
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,000,000
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,341,448
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,080
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,201,620
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,536,743
		60,290,891
TOTAL CONSUMER DISCRETIONARY		81,492,337
FINANCIALS - 1.2%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,031,700
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,588,264
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.3948% 10/20/05 (e)	14,765,000	14,733,063
4.75% 5/19/05 (e)	6,855,000	6,857,002
Household Finance Corp. 8% 5/9/05	11,000,000	11,007,315
		32,597,380
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	705,242
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,026,918
TOTAL FINANCIALS		70,949,504
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,599,623
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,731,372
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,762,047
GTE Corp. 6.36% 4/15/06	9,000,000	9,196,263
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,041,202
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,561,916
		60,892,423
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,659,049
TOTAL TELECOMMUNICATION SERVICES		66,551,472
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,793,958
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,438,904
TOTAL UTILITIES		22,232,862
TOTAL NONCONVERTIBLE BONDS (Cost $241,607,358)		241,226,175
U.S. Government Agency Obligations - 2.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,991,982
1.8% 5/27/05 (d)	60,000,000	59,945,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,000,004)		149,937,082
Asset-Backed Securities - 37.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (e)	9,019,681	9,019,255
Series 2004-3 Class 2A4, 3.32% 10/25/34 (e)	10,915,000	10,960,912
Series 2004-4:
Class A2D, 3.37% 1/25/35 (e)	3,986,475	3,997,856
Class M2, 4.37% 1/25/35 (e)	1,425,000	1,453,307
Class M3, 4.27% 1/25/35 (e)	550,000	567,437
Series 2005-1:
Class M1, 3.6% 4/25/35 (e)	11,280,000	11,294,252
Class M2, 3.71% 4/25/35 (e)	5,275,000	5,288,431
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.5% 6/25/32 (e)	$ 57,499	$ 57,506
Class M1, 3.66% 6/25/32 (e)	2,110,000	2,129,004
Series 2002-HE2 Class M1, 3.87% 8/25/32 (e)	21,525,000	21,631,682
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	3,015,000	3,062,913
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (e)	800,000	804,576
Class M2, 4.77% 6/25/33 (e)	856,000	872,891
Series 2003-NC1 Class M1, 3.8% 7/25/33 (e)	1,600,000	1,614,648
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	2,193,000	2,193,282
Class M2, 4.27% 2/25/34 (e)	2,475,000	2,476,025
Series 2004-OP1:
Class M1, 3.47% 4/25/34 (e)	4,420,000	4,424,363
Class M2, 3.52% 4/25/34 (e)	6,240,000	6,251,111
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (e)	1,530,000	1,531,377
Class M2, 3.47% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.42% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.46% 4/25/35 (e)	1,340,000	1,340,576
Class M5, 3.47% 4/25/35 (e)	1,230,000	1,230,529
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (e)	8,735,000	8,735,000
Class A2B, 3.17% 5/25/35 (e)	4,370,000	4,370,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (e)	3,152,564	3,153,398
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(e)	8,800,000	8,785,920
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.2638% 2/15/08 (e)	10,000,000	10,004,126
Series 2002-6 Class B, 3.4038% 3/15/10 (e)	5,000,000	5,035,808
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	5,775,000	5,799,717
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	17,992,640	18,031,662
Series 2005-1 Class A, 2.9838% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,976,583
Series 2003-AM:
Class A3B, 3.2406% 6/6/07 (e)	2,289,874	2,290,971
Class A4B, 3.3406% 11/6/09 (e)	12,400,000	12,454,447
Series 2003-BX Class A4B, 3.2506% 1/6/10 (e)	3,265,000	3,278,330
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,451,847
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,563,550
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.42% 8/25/32 (e)	$ 3,740,753	$ 3,754,949
Series 2002-AR1 Class M2, 4.32% 9/25/32 (e)	1,698,000	1,700,237
Series 2003-1:
Class A2, 3.43% 2/25/33 (e)	960,511	962,994
Class M1, 3.92% 2/25/33 (e)	3,330,000	3,390,874
Series 2003-3:
Class M1, 3.82% 3/25/33 (e)	1,564,902	1,584,236
Class S, 5% 9/25/05 (f)	4,457,447	71,560
Series 2003-6:
Class AV3, 3.34% 8/25/33 (e)	737,620	737,836
Class M1, 3.78% 8/25/33 (e)	7,560,000	7,610,464
Class M2, 4.87% 5/25/33 (e)	2,750,000	2,801,797
Series 2003-AR1 Class M1, 3.73% 1/25/33 (e)	7,000,000	7,082,751
Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	1,230,000	1,229,941
Class M2, 3.5% 4/25/34 (e)	950,000	949,955
Class M3, 3.57% 4/25/34 (e)	3,500,000	3,499,832
Class M4, 4.07% 4/25/34 (e)	4,500,000	4,499,780
Series 2004-R9 Class A3, 3.34% 10/25/34 (e)	9,340,000	9,368,730
Series 2005-R1:
Class M1, 3.47% 3/25/35 (e)	5,710,000	5,712,189
Class M2, 3.5% 3/25/35 (e)	1,925,000	1,925,724
Series 2005-R2 Class M1, 3.47% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (e)	2,629,663	2,639,945
Series 2002-BC6 Class M1, 3.77% 8/25/32 (e)	24,900,000	25,125,923
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.92% 10/25/32 (e)	5,575,000	5,617,777
Series 2003-BC1 Class M2, 4.12% 1/25/32 (e)	2,049,617	2,055,237
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (e)	20,000,000	20,659,184
Series 2003-W7 Class A2, 3.41% 3/1/34 (e)	5,524,422	5,536,989
Series 2004-W5 Class M1, 3.62% 4/25/34 (e)	3,960,000	3,964,743
Series 2004-W7:
Class M1, 3.57% 5/25/34 (e)	4,085,000	4,084,803
Class M2, 3.62% 5/25/34 (e)	3,320,000	3,319,840
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (e)	978,000	981,157
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (e)	$ 2,113,033	$ 2,114,582
Class M1, 3.8538% 4/15/33 (e)	9,000,000	9,057,508
Series 2003-HE3:
Class M1, 3.7838% 6/15/33 (e)	2,185,000	2,202,389
Class M2, 4.9538% 6/15/33 (e)	10,000,000	10,249,478
Series 2003-HE4 Class M2, 4.9538% 8/15/33 (e)	5,695,000	5,823,648
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (e)	3,859,234	3,862,681
Series 2003-HE6 Class M1, 3.67% 11/25/33 (e)	3,475,000	3,501,425
Series 2004-HE3:
Class M1, 3.56% 6/25/34 (e)	1,450,000	1,450,440
Class M2, 4.14% 6/25/34 (e)	3,350,000	3,350,893
Series 2004-HE6 Class A2, 3.38% 6/25/34 (e)	21,097,293	21,144,334
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (e)	8,250,000	8,267,322
Class M2, 3.52% 3/25/35 (e)	2,065,000	2,069,748
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	20,655,000	20,754,200
Series 2002-B2 Class B2, 3.2938% 5/15/08 (e)	15,000,000	15,006,119
Series 2002-B3 Class B, 3.3138% 8/15/08 (e)	14,500,000	14,513,069
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	7,980,000	8,078,097
Series 2002-C2 Class C2, 3.9438% 5/15/08 (e)	35,785,000	35,883,212
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (e)	9,677,240	9,677,467
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (e)	10,623,302	10,645,753
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (e)	6,466,458	6,489,044
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	6,655,000	6,662,876
Class M2, 3.77% 2/25/35 (e)	2,430,000	2,434,608
Series 2005-HE5 Class 1A1, 3.31% 11/25/28 (c)(e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,633,457	3,608,361
Series 2003-1 Class B, 3.4238% 6/15/10 (b)(e)	7,116,746	7,140,352
Series 2003-2 Class B, 3.2338% 1/15/09 (e)	3,333,951	3,339,298
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,659,860
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,299,993
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (e)	$ 5,000,000	$ 5,005,867
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	19,500,000	19,658,434
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	9,585,000	9,644,489
Series 2002-4A Class B, 3.4538% 3/15/10 (e)	6,000,000	6,033,530
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	17,705,000	17,725,779
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	15,470,000	15,609,518
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.74% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.09% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.05% 1/25/32 (e)	4,244,221	4,265,690
Series 2002-HE2 Class M1, 3.72% 1/25/33 (e)	9,999,980	10,043,354
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (e)	21,499,948	21,854,618
Class M2, 5.27% 3/25/33 (e)	9,968,976	10,195,021
Series 2003-HE1:
Class M1, 3.92% 8/25/33 (e)	1,989,998	1,999,310
Class M2, 4.97% 8/25/33 (e)	4,369,996	4,438,752
Series 2003-HE2 Class A, 3.37% 10/25/33 (e)	3,405,270	3,417,561
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (e)	2,254,989	2,277,351
Class M2, 4.77% 11/25/33 (e)	1,719,992	1,759,027
Series 2004-HE2 Class M2, 4.22% 7/26/34 (e)	2,345,000	2,344,883
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (e)	1,305,000	1,312,314
Series 2002-4 Class B, 3.2638% 10/15/07 (e)	12,000,000	12,001,374
Series 2002-6 Class B, 3.3038% 1/15/08 (e)	11,850,000	11,855,543
Series 2004-1 Class B, 3.1538% 5/15/09 (e)	4,105,000	4,104,199
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,530,126
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,008,037
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,047,856
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,720,038
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,052,343
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,203,410
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(e)	8,707,614	8,708,517
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (e)	1,926,899	1,931,572
Series 2003-BC1 Class M2, 5.02% 9/25/32 (e)	11,065,000	11,220,056
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(e)	$ 1,235,933	$ 1,243,025
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	5,200,000	5,211,138
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (e)	669,049	666,176
Class M1, 3.52% 6/25/34 (e)	1,475,000	1,476,373
Series 2004-4:
Class A, 3.39% 8/25/34 (e)	3,266,921	3,270,019
Class M1, 3.5% 7/25/34 (e)	3,650,000	3,663,804
Class M2, 3.55% 6/25/34 (e)	4,395,000	4,410,834
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.44% 8/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.42% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.46% 7/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.5% 7/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.44% 8/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.23% 8/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.41% 4/25/34 (e)	3,265,727	3,280,809
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (e)	3,857,201	3,857,023
Class M3, 3.67% 4/25/34 (e)	5,885,000	5,884,716
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (e)	8,155,000	8,203,261
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	8,864,848	8,867,929
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	1,300,000	1,313,121
Class M2, 4.77% 11/25/33 (e)	700,000	720,960
Series 2004-1 Class M2, 4.12% 1/25/35 (e)	3,700,000	3,747,278
Series 2004-2 Class M2, 4.17% 7/25/34 (e)	9,890,000	9,889,518
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (e)	8,400,000	8,400,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	400,000	401,577
Class M4, 3.92% 3/25/34 (e)	300,000	303,158
Class M6, 4.27% 3/25/34 (e)	400,000	403,794
First USA Credit Card Master Trust Series 2001-4 Class B, 3.31% 1/12/09 (e)	15,000,000	15,042,665
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(e)	$ 11,580,000	$ 11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (e)	19,600,000	19,688,088
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.24% 2/25/34 (e)	3,507,165	3,507,005
Class M1, 3.47% 2/25/34 (e)	750,000	749,964
Class M2, 3.52% 2/25/34 (e)	800,000	799,962
Series 2004-C Class 2A2, 3.57% 8/25/34 (e)	10,000,000	10,090,707
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (e)	11,850,000	11,866,003
Class M1, 3.45% 1/25/35 (e)	1,603,000	1,604,865
Class M2, 3.48% 1/25/35 (e)	2,325,000	2,328,490
Class M3, 3.51% 1/25/35 (e)	1,250,000	1,252,312
Class M4, 3.7% 1/25/35 (e)	925,000	928,424
Class M5, 3.72% 1/25/35 (e)	925,000	928,748
Class M6, 3.8% 1/25/35 (e)	1,125,000	1,127,446
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(e)	5,995,317	6,036,685
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,712
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,606,278
Series 6 Class B, 3.1438% 2/17/09 (e)	1,030,000	1,031,075
GSAMP Trust:
Series 2002-HE Class M1, 4.24% 11/20/32 (e)	3,017,000	3,077,782
Series 2002-NC1:
Class A2, 3.34% 7/25/32 (e)	866,997	876,628
Class M1, 3.66% 7/25/32 (e)	8,861,000	8,990,090
Series 2003-FM1 Class M1, 3.81% 3/20/33 (e)	15,000,000	15,197,616
Series 2004-FF3 Class M2, 4.16% 5/25/34 (e)	4,650,000	4,732,538
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (e)	2,865,000	2,864,862
Class M2, 4.42% 11/25/33 (e)	1,975,000	2,010,087
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	3,500,000	3,499,832
Class M2, 4.12% 1/25/34 (e)	1,500,000	1,499,927
Class M3, 4.32% 1/25/34 (e)	1,500,000	1,499,926
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (e)	4,045,000	4,044,805
Class M2, 4.17% 5/25/34 (e)	1,750,000	1,770,456
Class M3, 4.42% 5/25/34 (e)	1,250,000	1,270,611
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-FF2 Class M5, 3.5% 3/25/35 (e)	$ 3,500,000	$ 3,500,000
Series 2005-HE2 Class M, 3.45% 3/25/35 (e)	8,780,000	8,764,831
Series 2005-NC1 Class M1, 3.47% 2/25/35 (e)	9,010,000	9,021,581
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(e)	14,000,000	13,983,439
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.82% 6/25/32 (e)	10,000,000	10,033,700
Series 2002-3 Class A5, 3.46% 2/25/33 (e)	1,890,999	1,891,986
Series 2002-4:
Class A3, 3.5% 3/25/33 (e)	2,790,116	2,793,087
Class M2, 5.07% 3/25/33 (e)	1,850,000	1,878,562
Series 2002-5:
Class A3, 3.54% 5/25/33 (e)	4,052,809	4,079,035
Class M1, 4.22% 5/25/33 (e)	13,800,000	14,105,019
Series 2003-1:
Class A2, 3.49% 6/25/33 (e)	6,169,643	6,181,822
Class M1, 4.02% 6/25/33 (e)	5,700,000	5,734,767
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	354,701	356,165
Class M1, 3.9% 8/25/33 (e)	2,245,000	2,274,979
Series 2003-3:
Class A2, 3.38% 8/25/33 (e)	2,521,004	2,531,410
Class M1, 3.88% 8/25/33 (e)	8,185,000	8,284,311
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	3,415,000	3,447,260
Class M2, 4.92% 10/25/33 (e)	4,040,000	4,095,666
Series 2003-5:
Class A2, 3.37% 12/25/33 (e)	8,541,493	8,575,143
Class M1, 3.72% 12/25/33 (e)	3,175,000	3,203,432
Class M2, 4.75% 12/25/33 (e)	1,345,000	1,382,946
Series 2003-7 Class A2, 3.4% 3/25/34 (e)	4,163,244	4,173,012
Series 2004-2 Class A2, 3.31% 7/25/34 (e)	7,471,552	7,471,265
Series 2004-3:
Class M1, 3.59% 8/25/34 (e)	2,015,000	2,014,903
Class M2, 4.22% 8/25/34 (e)	2,200,000	2,199,892
Class M3, 4.47% 8/25/34 (e)	950,000	949,953
Series 2004-4 Class A2, 3.34% 10/25/34 (e)	10,005,758	10,045,356
Series 2004-6 Class A2, 3.37% 12/25/34 (e)	11,064,375	11,099,385
Series 2004-7 Class A3, 3.41% 1/25/35 (e)	3,345,418	3,362,587
Series 2005-1:
Class M1, 3.45% 5/25/35 (e)	9,705,000	9,712,375
Class M2, 3.47% 5/25/35 (e)	5,780,000	5,779,721
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M3, 3.52% 5/25/35 (e)	$ 5,825,000	$ 5,824,719
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (e)	13,170,000	13,151,615
Class M1, 3.47% 7/25/35 (e)	10,085,000	10,084,950
Series 2005-3 Class M1, 3.47% 8/25/35 (e)	9,450,000	9,450,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (e)	10,000,000	10,015,115
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (e)	22,589,000	22,631,456
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.29% 4/20/32 (e)	3,414,440	3,419,549
Series 2002-3 Class A, 3.44% 7/20/32 (e)	2,738,511	2,743,110
Series 2003-1 Class M, 3.62% 10/20/32 (e)	911,396	912,798
Series 2003-2:
Class A, 3.32% 9/20/33 (e)	3,349,275	3,356,618
Class M, 3.57% 9/20/33 (e)	1,574,995	1,578,616
Series 2004-1 Class M, 3.51% 9/20/33 (e)	3,183,762	3,190,345
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.64% 2/20/33 (e)	2,099,070	2,108,691
Series 2004-HC1:
Class A, 3.34% 2/20/34 (e)	6,511,745	6,529,358
Class M, 3.49% 2/20/34 (e)	3,937,024	3,939,674
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.5038% 1/18/11 (e)	8,850,000	8,869,373
Series 2002-2:
Class A, 3.1238% 1/18/11 (e)	9,000,000	9,013,134
Class B, 3.5038% 1/18/11 (e)	14,275,000	14,366,807
Series 2002-3 Class B, 4.2038% 9/15/09 (e)	4,150,000	4,167,352
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (e)	4,058,866	4,060,076
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (e)	13,164,203	13,166,374
Class M1, 3.49% 6/25/35 (e)	4,100,000	4,099,801
Class M2, 3.51% 6/25/35 (e)	2,775,000	2,776,050
Class M3, 3.54% 6/25/35 (e)	1,975,000	1,976,577
Class M4, 3.72% 6/25/35 (e)	4,940,000	4,950,134
Class M5, 3.75% 6/25/35 (e)	3,020,000	3,026,175
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,124,500
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (e)	58,440	58,461
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2003-2:
Class AV, 3.34% 6/25/33 (e)	$ 586,129	$ 586,624
Class M1, 3.84% 6/25/33 (e)	19,500,000	19,661,618
Series 2003-3 Class M1, 3.77% 7/25/33 (e)	7,770,000	7,842,331
Series 2004-2:
Class M1, 3.55% 6/25/34 (e)	4,275,000	4,285,859
Class M2, 4.1% 6/25/34 (e)	2,800,000	2,836,356
Series 2005-2 Class 2A2, 3.03% 4/25/35 (e)	12,000,000	12,000,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.75% 4/25/33 (e)	3,500,000	3,530,299
Class M2, 4.87% 4/25/33 (e)	1,500,000	1,537,489
Series 2004-FRE1 Class M1, 3.57% 7/25/34 (e)	5,223,000	5,249,719
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(e)	7,250,000	7,268,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (e)	30,000,000	30,056,580
Series 2001-B2 Class B2, 3.3138% 1/15/09 (e)	30,353,000	30,445,701
Series 2002-B2 Class B2, 3.3338% 10/15/09 (e)	20,000,000	20,099,864
Series 2002-B3 Class B3, 3.3538% 1/15/08 (e)	15,000,000	15,006,347
Series 2002-B4 Class B4, 3.4538% 3/15/10 (e)	14,800,000	14,931,199
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	1,530,000	1,541,248
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,130,000	1,135,915
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	705,000	710,732
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,849,889
Series 1998-G Class B, 3.3538% 2/17/09 (e)	20,000,000	20,051,362
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	2,125,000	2,124,899
Class M2, 3.57% 7/25/34 (e)	375,000	374,982
Class M3, 3.97% 7/25/34 (e)	775,000	774,962
Class M4, 4.12% 7/25/34 (e)	525,000	524,974
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.72% 7/25/34 (e)	2,321,000	2,336,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.12% 11/25/32 (e)	2,370,000	2,452,166
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	6,185,000	6,261,301
Series 2003-NC5 Class M2, 5.02% 4/25/33 (e)	2,800,000	2,842,964
Series 2003-NC6 Class M2, 4.97% 6/27/33 (e)	12,835,000	13,196,866
Series 2003-NC7:
Class M1, 3.72% 6/25/33 (e)	1,785,000	1,793,061
Class M2, 4.87% 6/25/33 (e)	1,000,000	1,019,394
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 2,350,000	$ 2,369,260
Series 2004-HE6 Class A2, 3.36% 8/25/34 (e)	9,165,498	9,167,272
Series 2004-NC2 Class M1, 3.57% 12/25/33 (e)	2,595,000	2,607,836
Series 2004-NC6 Class A2, 3.36% 7/25/34 (e)	4,167,797	4,180,069
Series 2005-1:
Class M2, 3.49% 12/25/34 (e)	4,425,000	4,434,091
Class M3, 3.54% 12/25/34 (e)	4,000,000	4,006,475
Class M4, 3.72% 12/25/34 (e)	787,000	789,565
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (e)	3,885,000	3,890,834
Class M1, 3.47% 12/25/34 (e)	1,100,000	1,104,276
Class M2, 3.49% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.46% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (e)	2,425,000	2,437,424
Class M2, 3.49% 1/25/35 (e)	2,425,000	2,430,034
Class M3, 3.53% 1/25/35 (e)	2,425,000	2,431,012
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (e)	1,510,288	1,520,488
Class M2, 4.42% 2/25/32 (e)	9,859,831	9,947,615
Series 2001-NC3 Class M2, 4.52% 10/25/31 (e)	3,122,543	3,144,289
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (e)	3,827,881	3,849,824
Class M2, 4.67% 1/25/32 (e)	1,645,000	1,655,435
Series 2002-AM3 Class A3, 3.51% 2/25/33 (e)	2,058,485	2,063,347
Series 2002-HE1 Class M1, 3.62% 7/25/32 (e)	2,700,000	2,726,769
Series 2002-HE2:
Class M1, 3.72% 8/25/32 (e)	9,925,000	9,980,615
Class M2, 4.27% 8/25/32 (e)	1,550,000	1,560,588
Series 2002-NC3 Class A3, 3.36% 8/25/32 (e)	1,005,195	1,008,059
Series 2002-NC5 Class M3, 4.82% 10/25/32 (e)	920,000	940,519
Series 2002-OP1 Class M1, 3.77% 9/25/32 (e)	1,545,000	1,556,711
Series 2003-NC1:
Class M1, 4.07% 11/25/32 (e)	2,555,000	2,576,676
Class M2, 5.07% 11/25/32 (e)	1,880,000	1,903,613
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.45% 1/25/33 (e)	865,114	865,812
Class M2, 5.02% 1/25/33 (e)	4,600,000	4,679,367
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2003-6 Class M1, 3.74% 1/25/34 (e)	$ 5,180,000	$ 5,220,884
Series 2005-1:
Class M1, 3.47% 3/25/35 (e)	4,395,000	4,416,887
Class M2, 3.5% 3/25/35 (e)	4,395,000	4,400,196
Class M3, 3.54% 3/25/35 (e)	2,120,000	2,125,062
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	16,308,306	16,324,636
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,583,241
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	1,450,000	1,451,157
Class M4, 3.995% 6/25/34 (e)	2,435,000	2,444,396
Ocala Funding LLC Series 2005-1A Class A, 4.49% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (e)	2,940,000	2,960,852
Class M2, 3.7% 9/25/34 (e)	1,755,000	1,768,378
Class M3, 4.27% 9/25/34 (e)	3,355,000	3,402,050
Class M4, 4.47% 9/25/34 (e)	4,700,000	4,779,392
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (e)	10,042,694	10,084,587
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (e)	2,775,000	2,781,319
Class M2, 3.54% 1/25/35 (e)	4,175,000	4,181,994
Class M3, 3.58% 1/25/35 (e)	3,290,000	3,299,630
Class M5, 3.9% 1/25/35 (e)	3,095,000	3,107,771
Class M6, 4% 1/25/35 (e)	2,320,000	2,323,723
Series 2005-WHQ2 Class M7, 4.3% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (e)	8,735,000	8,735,000
Class M4, 3.67% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(e)	15,000,000	15,064,706
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.62% 4/25/35 (c)(e)	1,040,000	1,040,000
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.27% 10/25/34 (e)	5,500,000	5,575,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (e)	1,234,111	1,240,472
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (e)	4,415,000	4,408,789
Series 2004-2 Class MV1, 3.6% 8/25/35 (e)	4,495,000	4,513,103
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.3788% 2/15/10 (e)	$ 10,000,000	$ 9,982,574
Series 2002-4:
Class A, 3.0838% 8/18/09 (e)	27,000,000	27,009,018
Class B, 3.3788% 8/18/09 (e)	33,300,000	33,321,538
Series 2002-5 Class B, 4.2038% 11/17/09 (e)	30,000,000	30,117,177
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.54% 2/25/34 (e)	2,910,000	2,913,885
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (e)	1,810,000	1,821,247
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (e)	1,205,735	1,205,679
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (e)	3,835,586	3,858,865
Series 2003-6HE Class A1, 3.49% 11/25/33 (e)	2,185,254	2,190,522
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	953,643	953,306
TOTAL ASSET-BACKED SECURITIES (Cost $2,217,087,667)		2,227,005,840
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 14.5%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (e)	10,878,975	10,911,763
Series 2004-4 Class 5A2, 3.42% 3/25/35 (e)	4,364,527	4,377,163
Series 2005-1 Class 5A2, 3.35% 5/25/35 (e)	7,255,982	7,268,455
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (e)	3,433,052	3,436,807
Class 6M2, 3.5% 6/25/35 (e)	10,145,000	10,152,923
Series 2005-3 Class 8A2, 3.26% 7/25/35 (e)	21,522,015	21,631,304
Series 2005-4 Class 7A2, 3.2944% 8/25/35 (e)	9,810,000	9,810,000
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (e)	22,520,030	22,520,030
Series 2005-2 Class 1A1, 3.27% 3/25/35 (e)	16,731,154	16,731,154
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.42% 5/25/33 (e)	6,737,013	6,738,413
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (e)	$ 11,840,313	$ 11,829,170
Series 2005-1 Class 2A1, 3.31% 3/25/35 (e)	15,827,013	15,831,959
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (e)	6,496,852	6,493,797
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	2,851,251	2,854,125
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (e)	2,575,485	2,573,918
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (e)	3,925,813	3,917,472
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	4,884,395	4,889,329
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (e)	7,168,318	7,176,894
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (e)	5,681,094	5,690,673
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(e)	3,750,000	3,736,192
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,742,202	5,736,990
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,453
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,095,375
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,480
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,486,537
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,287,310
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,819
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,974
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,756
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	12,001,376	12,001,376
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,569,798
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,004,883
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Home Equity Asset Trust Series 2005-3 Class 2A1, 2.99% 8/25/35 (e)	$ 8,425,000	$ 8,419,734
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (e)	4,962,865	4,983,928
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (e)	9,569,720	9,587,663
Series 2004-6 Class 1A2, 3.41% 10/25/34 (e)	4,062,087	4,057,781
Series 2005-1:
Class M1, 3.48% 4/25/35 (e)	3,455,458	3,457,618
Class M2, 3.52% 4/25/35 (e)	6,049,485	6,053,266
Class M3, 3.55% 4/25/35 (e)	1,484,387	1,485,025
Class M4, 3.77% 4/25/35 (e)	876,032	879,317
Class M5, 3.79% 4/25/35 (e)	876,032	878,769
Class M6, 3.84% 4/25/35 (e)	1,401,651	1,406,031
Series 2005-2 Class 1A2, 3.33% 4/25/35 (e)	13,928,216	13,928,216
Series 2005-3 Class A1, 3.26% 8/25/35 (e)	15,947,445	15,947,445
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(e)	5,629,000	5,629,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (e)	15,704,488	15,704,488
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (e)	5,969,000	5,956,586
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (e)	9,395,115	9,459,169
Series 2003-B Class A1, 3.36% 4/25/28 (e)	9,167,807	9,225,859
Series 2003-D Class A, 3.33% 8/25/28 (e)	8,749,659	8,773,423
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,486,911	12,501,527
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,957,642	14,983,179
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	13,316,901	13,295,212
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	10,914,115	10,894,788
Series 2004-C Class A2, 3.07% 7/25/29 (e)	15,331,987	15,296,055
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,566,788	11,582,780
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,478,493	9,454,389
Class A2D, 3.9175% 11/25/29 (e)	2,204,301	2,203,908
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,641,793	4,637,622
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,851,581	11,839,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (e)	877,630	878,022
Class M1, 3.87% 10/25/32 (e)	5,000,000	5,027,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.39% 12/25/34 (e)	$ 5,242,566	$ 5,252,168
Class A2, 3.47% 12/25/34 (e)	7,092,329	7,137,775
Series 2005-2 Class 1A1, 3.22% 5/25/35 (e)	5,390,000	5,403,475
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,750,013
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,899,128
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,488
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,246,958	5,379,394
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(e)	5,518,272	5,601,046
Class B5, 5.12% 3/10/35 (b)(e)	5,710,893	5,844,210
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (e)	3,780,825	3,796,044
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	4,485,688	4,501,612
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,857,317	12,853,221
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,936,796	11,935,498
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,474,764	7,457,591
Series 2004-10 Class A4, 2.5% 11/20/34 (e)	12,314,864	12,321,131
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,763,217	12,699,829
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	16,847,010	16,823,822
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	10,884,219	10,884,219
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,831,271	9,840,126
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater: - continued
Series 2004-6 Class A3B, 3.16% 7/20/34 (e)	$ 1,228,909	$ 1,231,239
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,865,072	8,847,042
Class A3B, 3.4525% 7/20/34 (e)	1,595,224	1,600,734
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,085,942	16,094,169
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,226,207	8,226,207
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,854,121	15,846,071
Series 2005-3 Class A1, 3.22% 5/20/35 (e)	9,950,000	9,950,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(e)	3,072,550	3,074,456
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (e)	24,082,955	24,144,997
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (e)	19,880,000	19,843,691
TOTAL PRIVATE SPONSOR		858,918,995
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.47% 11/18/30 (e)	1,258,129	1,267,831
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,767,704	2,779,965
Series 2002-89 Class F, 3.15% 1/25/33 (e)	4,130,294	4,136,274
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,261,306	5,414,067
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.37% 8/18/31 (e)	2,701,085	2,710,140
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,489,807	2,496,756
Series 2001-46 Class F, 3.37% 9/18/31 (e)	7,170,646	7,213,312
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,053,034	5,093,047
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,649,714	1,664,198
Series 2002-64 Class FE, 3.32% 10/18/32 (e)	2,461,965	2,448,146
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,006,970	2,997,713
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,150,849	9,219,548
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,639,255	3,665,308
Class EF, 3.3% 2/25/33 (e)	3,021,713	3,039,937
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	6,878,668	6,882,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	$ 1,663,327	$ 1,665,403
Series 2001-56 Class KD, 6.5% 7/25/30	409,367	409,024
Series 2001-62 Class PG, 6.5% 10/25/30	6,174,011	6,210,115
Series 2001-76 Class UB, 5.5% 10/25/13	2,415,343	2,425,636
Series 2002-16 Class QD, 5.5% 6/25/14	487,197	490,641
Series 2002-28 Class PJ, 6.5% 3/25/31	6,776,484	6,800,158
Series 2002-8 Class PD, 6.5% 7/25/30	5,324,492	5,369,878
Series 2003-17 Class PQ, 4.5% 3/25/16	2,252,713	2,249,300
Freddie Mac:
floater Series 2510 Class FE, 3.3538% 10/15/32 (e)	6,502,234	6,540,854
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,009,109	3,015,245
Series 2353 Class PC, 6.5% 9/15/15	1,915,557	1,925,462
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.1538% 7/15/31 (e)	5,671,822	5,678,223
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.3038% 7/15/17 (e)	5,013,501	5,035,619
Series 2526 Class FC, 3.3538% 11/15/32 (e)	4,186,427	4,204,464
Series 2538 Class FB, 3.3538% 12/15/32 (e)	7,249,860	7,217,477
Series 2551 Class FH, 3.4038% 1/15/33 (e)	3,688,423	3,704,652
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	14,698,243	14,797,585
Series 2394 Class ND, 6% 6/15/27	2,724,320	2,740,683
Series 2395 Class PE, 6% 2/15/30	7,981,361	8,071,912
Series 2398 Class DK, 6.5% 1/15/31	623,431	626,043
Series 2410 Class ML, 6.5% 12/15/30	3,367,647	3,398,909
Series 2420 Class BE, 6.5% 12/15/30	4,472,450	4,505,809
Series 2443 Class TD, 6.5% 10/15/30	4,561,786	4,605,320
Series 2461 Class PG, 6.5% 1/15/31	4,124,646	4,181,925
Series 2466 Class EC, 6% 10/15/27	1,216,134	1,216,012
Series 2483 Class DC, 5.5% 7/15/14	5,100,050	5,119,550
Series 2490 Class PM, 6% 7/15/28	992,366	992,495
Series 2556 Class PM, 5.5% 2/15/16	2,832,613	2,835,842
Series 2557 Class MA, 4.5% 7/15/16	714,784	714,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,720,159	428,242
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,964,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	$ 1,128,515	$ 1,131,641
Series 2480 Class QW, 5.75% 2/15/30	1,858,482	1,860,809
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.32% 5/16/23 (e)	3,229,269	3,243,954
Series 2001-50 Class FV, 3.17% 9/16/27 (e)	9,873,450	9,870,926
Series 2002-24 Class FX, 3.52% 4/16/32 (e)	2,934,817	2,964,062
Series 2002-31 Class FW, 3.37% 6/16/31 (e)	4,009,628	4,032,127
Series 2002-5 Class KF, 3.37% 8/16/26 (e)	863,567	864,792
TOTAL U.S. GOVERNMENT AGENCY		214,137,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,784,666)		1,073,056,931
Commercial Mortgage Securities - 6.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(e)	5,025,000	5,073,575
Class D, 7.0373% 8/3/10 (b)(e)	6,695,000	6,760,766
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(e)	6,448,060	6,448,558
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (b)(e)	5,038,226	5,044,749
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,066,533
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,021,076
Class K, 4.3038% 12/15/16 (b)(e)	6,659,000	6,666,023
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(e)	7,041,809	7,099,024
Series 2003-2:
Class A, 3.6% 12/25/33 (b)(e)	14,423,693	14,558,915
Class M1, 3.87% 12/25/33 (b)(e)	2,347,224	2,383,166
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	6,726,500	6,721,770
Class B, 4.92% 4/25/34 (b)(e)	698,857	703,225
Class M1, 3.58% 4/25/34 (b)(e)	611,500	612,838
Class M2, 4.22% 4/25/34 (b)(e)	524,143	527,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(e)	$ 6,555,231	$ 6,574,948
Class M1, 3.6% 8/25/34 (b)(e)	2,113,690	2,122,111
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	6,746,706	6,759,233
Class A2, 3.44% 1/25/35 (b)(e)	937,694	939,434
Class M1, 3.52% 1/25/35 (b)(e)	1,124,451	1,125,697
Class M2, 4.02% 1/25/35 (b)(e)	733,338	735,601
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.23% 4/14/15 (b)(e)	2,326,041	2,325,992
Class JFCM, 4.55% 4/14/15 (b)(e)	1,344,296	1,351,603
Class JMM, 4.45% 4/14/15 (b)(e)	1,384,053	1,382,109
Class KFCM, 4.8% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.7% 4/14/15 (b)(e)	1,253,767	1,253,166
Class LFCM, 5.2% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.5% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(e)	12,977,819	13,012,310
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,416,462
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	6,565,000	6,579,379
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(e)	1,725,000	1,730,126
Class F, 4% 1/14/16 (b)(e)	1,125,000	1,128,341
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.37% 12/12/13 (b)(e)	896,672	896,905
Class C, 3.72% 12/12/13 (b)(e)	1,793,345	1,795,091
COMM floater:
Series 2001-FL5A Class E, 4.4538% 11/15/13 (b)(e)	3,205,357	3,204,338
Series 2002-FL6:
Class F, 4.4038% 6/14/14 (b)(e)	11,163,000	11,202,179
Class G, 4.8538% 6/14/14 (b)(e)	5,000,000	5,017,674
Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(e)	942,949	943,324
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(e)	12,821,545	12,851,908
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,303
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,612
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,712
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,584
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL Class L, 5.1538% 9/15/14 (b)(e)	$ 625,000	$ 624,899
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,784
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,355
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,803
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,598
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,620
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,751
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,415
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.7038% 12/15/11 (b)(e)	3,720,000	3,692,562
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,686,490
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(e)	9,500,000	9,506,364
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,237,698
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	1,475,000	1,474,916
Class B, 3.7038% 12/15/21 (b)(e)	3,835,000	3,834,781
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(e)	7,005,000	7,008,398
Class E, 3.5038% 2/15/14 (b)(e)	2,800,000	2,805,485
Class F, 3.5538% 2/15/14 (b)(e)	2,325,000	2,330,298
Class G, 3.8038% 2/15/14 (b)(e)	1,875,000	1,879,293
Class H, 4.0538% 2/15/14 (b)(e)	1,400,000	1,406,013
Class J, 4.3538% 2/15/14 (b)(e)	750,000	753,812
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(e)	5,650,000	5,649,989
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TFLA: - continued
Class E, 3.2838% 2/15/20 (b)(e)	$ 2,055,000	$ 2,054,996
Class F, 3.3338% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.4738% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.7038% 2/15/20 (b)(e)	715,000	714,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	585,368	594,542
Series 2003-TFLA Class A2, 3.3238% 4/15/13 (b)(e)	7,205,000	7,216,491
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	2,095,000	2,036,149
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	500,000	499,317
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(e)	2,113,426	2,113,426
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.23% 5/28/20 (b)(e)	2,896,279	2,896,653
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,758
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(e)	11,700,000	11,712,396
Class B, 3.55% 12/16/14 (b)(e)	4,615,000	4,630,942
Class C, 3.65% 12/16/14 (b)(e)	4,982,000	5,003,555
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(e)	3,489,876	3,492,074
Class D, 4.39% 10/7/13 (b)(e)	1,172,220	1,173,307
Class F, 4.81% 10/7/13 (b)(e)	6,431,229	6,332,985
Class G1, 5.62% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.02% 8/5/14 (b)(e)	7,793,922	7,871,958
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.7538% 2/15/13 (b)(e)	10,495,000	10,162,324
Class D, 3.7538% 2/15/13 (b)(e)	4,000,000	3,822,620
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(e)	770,000	770,939
Class JEXB, 5.0538% 2/15/15 (b)(e)	1,300,000	1,301,586
Class KEXB, 5.4538% 2/15/15 (b)(e)	960,000	961,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(e)	$ 4,054,262	$ 4,076,835
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(e)	18,000,000	18,012,870
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(e)	7,702,080	7,702,080
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(e)	3,510,000	3,512,120
Class E, 3.4538% 3/15/14 (b)(e)	2,190,000	2,194,299
Class F, 3.5038% 3/15/14 (b)(e)	1,755,000	1,758,368
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,552
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,686,044)		406,071,672
Cash Equivalents - 32.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (h)	$ 1,417,820,978	$ 1,417,471,000
With:
Goldman Sachs & Co. at 3.1%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,149,367,925, 0.08%- 6.38%, 1/15/10 - 7/25/44) (e)(g)	266,414,785	264,995,575
Morgan Stanley & Co. at 3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,049,702,241, 0.32%- 10.75%, 12/1/09 - 7/5/35)	215,055,183	215,000,000
TOTAL CASH EQUIVALENTS (Cost $1,897,471,000)		1,897,466,575
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,985,636,739)		5,994,764,275
NET OTHER ASSETS - (1.0)%		(58,830,681)
NET ASSETS - 100%		$ 5,935,933,594
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,321,212	$ (25,254)
32 Eurodollar 90 Day Index Contracts	March 2006	31,675,200	(16,046)
16 Eurodollar 90 Day Index Contracts	June 2006	15,833,200	(12,414)
11 Eurodollar 90 Day Index Contracts	Sept. 2006	10,882,850	(6,519)
10 Eurodollar 90 Day Index Contracts	Dec. 2006	9,891,625	(6,040)
9 Eurodollar 90 Day Index Contracts	March 2007	8,901,900	(5,661)
8 Eurodollar 90 Day Index Contracts	June 2007	7,912,100	(5,332)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,922,563	(5,015)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,932,950	(4,449)
6 Eurodollar 90 Day Index Contracts	March 2008	5,932,650	(4,674)
TOTAL EURODOLLAR CONTRACTS		$ 172,206,250	$ (91,404)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (13,805)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	127,570
		$ 24,000,000	$ 113,765
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $574,410,994 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,170.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,417,471,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 216,704,391
Bank of America, National Association	92,277,933
Barclays Capital Inc.	369,111,735
Bear Stearns & Co. Inc.	57,673,708
Countrywide Securities Corporation	92,277,933
Credit Suisse First Boston LLC	46,138,967
Repurchase Agreement/ Counterparty	Value
J.P. Morgan Securities, Inc.	$ 23,069,483
Lehman Brothers Inc..	46,138,967
Morgan Stanley & Co. Incorporated.	266,452,533
UBS Securities LLC	207,625,350
$ 1,417,471,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,984,936,997. Net unrealized appreciation aggregated $9,827,278, of which $14,386,475 related to appreciated investment securities and $4,559,197 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total Bond Fund

April 30, 2005

1.800361.101

TBD-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.0%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14 (e)	$ 30,000	$ 27,300
Tenneco Automotive, Inc. 8.625% 11/15/14 (e)	40,000	36,600
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	90,045
Visteon Corp. 7% 3/10/14	80,000	55,200
		209,145
Automobiles - 0.5%
Ford Motor Co.:
6.625% 10/1/28	125,000	95,515
7.45% 7/16/31	915,000	751,894
General Motors Corp.:
8.25% 7/15/23	135,000	103,288
8.375% 7/15/33	1,510,000	1,149,382
		2,100,079
Hotels, Restaurants & Leisure - 1.0%
Argosy Gaming Co. 7% 1/15/14	80,000	87,600
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	15,000	12,488
10.5% 7/15/11	120,000	117,900
Carrols Corp. 9% 1/15/13 (e)	20,000	20,600
Domino's, Inc. 8.25% 7/1/11	10,000	10,450
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	65,100
Gaylord Entertainment Co.:
6.75% 11/15/14 (e)	50,000	45,500
8% 11/15/13	225,000	226,125
Herbst Gaming, Inc.:
7% 11/15/14 (e)	50,000	49,000
8.125% 6/1/12	70,000	72,975
HMH Properties, Inc. 7.875% 8/1/08	45,000	45,900
Host Marriott LP 7.125% 11/1/13	35,000	35,350
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (e)	340,000	324,700
MGM MIRAGE:
6% 10/1/09	50,000	49,125
8.375% 2/1/11	40,000	42,600
Mohegan Tribal Gaming Authority 7.125% 8/15/14	40,000	39,900
Morton's Restaurant Group, Inc. 7.5% 7/1/10	65,000	63,050
MTR Gaming Group, Inc. 9.75% 4/1/10	135,000	148,500
Park Place Entertainment Corp. 7.875% 12/15/05	50,000	51,000
Penn National Gaming, Inc.:
6.875% 12/1/11	80,000	80,000
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Penn National Gaming, Inc.: - continued
8.875% 3/15/10	$ 100,000	$ 106,250
Pinnacle Entertainment, Inc. 8.25% 3/15/12	45,000	44,100
Premier Entertainment Biloxi LLC 10.75% 2/1/12	20,000	20,250
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	225,000	257,625
Scientific Games Corp. 6.25% 12/15/12 (e)	30,000	29,400
Seneca Gaming Corp. 7.25% 5/1/12	50,000	49,750
Six Flags, Inc. 9.625% 6/1/14	180,000	153,000
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	100,625
Station Casinos, Inc.:
6% 4/1/12	70,000	69,475
6.5% 2/1/14	40,000	39,700
6.875% 3/1/16	100,000	100,250
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	325,000	346,938
Town Sports International, Inc. 9.625% 4/15/11	90,000	92,700
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	385,000	436,975
Uno Restaurant Corp. 10% 2/15/11 (e)	80,000	78,000
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(e)	40,000	25,600
9% 1/15/12 (e)	30,000	31,050
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	46,000	48,760
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	170,400
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (e)	160,000	148,800
		3,937,511
Household Durables - 0.1%
Champion Enterprises, Inc. 7.625% 5/15/09	70,000	66,150
Goodman Global Holdings, Inc. 7.875% 12/15/12 (e)	80,000	69,600
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	50,000	48,500
6.5% 1/15/14	100,000	98,500
8.875% 4/1/12	10,000	10,500
Sealy Mattress Co. 8.25% 6/15/14	50,000	51,500
Technical Olympic USA, Inc. 7.5% 1/15/15	115,000	102,350
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
WCI Communities, Inc. 9.125% 5/1/12	$ 35,000	$ 36,575
William Lyon Homes, Inc. 10.75% 4/1/13	110,000	116,050
		599,725
Media - 2.1%
Advertising Directory Solutions Holdings, Inc. 9.25% 11/15/12 (e)	50,000	52,438
AMC Entertainment, Inc.:
8% 3/1/14	95,000	86,450
8.625% 8/15/12 (e)	60,000	63,000
AOL Time Warner, Inc. 7.625% 4/15/31	500,000	609,299
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	1,000,000	1,131,973
Cablevision Systems Corp.:
7.89% 4/1/09 (e)(h)	40,000	40,600
8% 4/15/12 (e)	180,000	178,425
CanWest Media, Inc. 8% 9/15/12 (e)	30,000	30,600
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (e)	70,000	67,550
Cinemark, Inc. 0% 3/15/14 (c)	100,000	68,750
Comcast Corp. 5.85% 1/15/10	500,000	525,535
Cox Communications, Inc.:
4.625% 6/1/13	90,000	85,650
7.125% 10/1/12	970,000	1,077,818
CSC Holdings, Inc.:
6.75% 4/15/12 (e)	160,000	156,000
7.875% 2/15/18	50,000	50,250
Dex Media, Inc.:
0% 11/15/13 (c)	95,000	71,725
0% 11/15/13 (c)	5,000	3,775
8% 11/15/13	10,000	10,250
EchoStar DBS Corp.:
6.375% 10/1/11	150,000	147,938
9.125% 1/15/09	72,000	76,860
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	50,000	52,000
Granite Broadcasting Corp. 9.75% 12/1/10	40,000	36,500
Houghton Mifflin Co. 9.875% 2/1/13	145,000	147,175
Innova S. de R.L. 9.375% 9/19/13	85,000	93,075
Liberty Media Corp. 8.25% 2/1/30	740,000	755,707
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
LodgeNet Entertainment Corp. 9.5% 6/15/13	$ 190,000	$ 204,250
Loews Cineplex Entertainment Corp. 9% 8/1/14 (e)	100,000	98,000
Marquee Holdings, Inc. 0% 8/15/14 (c)(e)	80,000	50,400
MediaNews Group, Inc. 6.375% 4/1/14	100,000	94,000
News America Holdings, Inc. 7.75% 12/1/45	170,000	203,063
News America, Inc. 6.2% 12/15/34	330,000	332,939
Nexstar Broadcasting, Inc.:
7% 1/15/14	130,000	117,000
7% 1/15/14 (e)	70,000	63,000
PanAmSat Corp. 9% 8/15/14	84,000	87,360
PRIMEDIA, Inc.:
7.625% 4/1/08	130,000	130,000
8.875% 5/15/11	25,000	25,750
Radio One, Inc. 8.875% 7/1/11	100,000	106,500
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (e)	30,000	32,100
10.375% 9/1/14 (e)	30,000	33,900
Rogers Cable, Inc. 6.75% 3/15/15	50,000	48,063
Spanish Broadcasting System, Inc. 9.625% 11/1/09	45,000	47,138
The Reader's Digest Association, Inc. 6.5% 3/1/11	70,000	69,475
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,000,000	1,301,151
		8,663,432
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	54,000
9% 6/15/12	15,000	14,700
General Nutrition Centers, Inc. 8.625% 1/15/11 (e)	80,000	71,200
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	85,500
Sonic Automotive, Inc. 8.625% 8/15/13	115,000	111,550
The Pep Boys - Manny, Moe & Jack 7.5% 12/15/14	55,000	51,700
United Auto Group, Inc. 9.625% 3/15/12	50,000	52,000
		440,650
Textiles, Apparel & Luxury Goods - 0.1%
Jostens IH Corp. 7.625% 10/1/12	40,000	39,800
Levi Strauss & Co.:
7.73% 4/1/12 (e)(h)	70,000	64,400
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Levi Strauss & Co.: - continued
9.75% 1/15/15 (e)	$ 180,000	$ 171,000
12.25% 12/15/12	65,000	68,900
		344,100
TOTAL CONSUMER DISCRETIONARY		16,294,642
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09	40,000	40,200
6.875% 5/1/29	170,000	161,500
8.25% 7/15/10	40,000	43,500
Jean Coutu Group, Inc.:
7.625% 8/1/12	30,000	29,700
8.5% 8/1/14	60,000	56,400
Rite Aid Corp. 6% 12/15/05 (e)	20,000	19,700
Stater Brothers Holdings, Inc. 8.125% 6/15/12	80,000	74,600
		425,600
Food Products - 0.4%
B&G Foods, Inc. 8% 10/1/11	40,000	41,300
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (e)	90,000	88,181
5.125% 10/1/13 (e)	1,060,000	1,067,508
Del Monte Corp. 6.75% 2/15/15 (e)	60,000	58,200
Doane Pet Care Co.:
9.75% 5/15/07	50,000	49,500
10.75% 3/1/10	125,000	133,750
Pierre Foods, Inc. 9.875% 7/15/12	40,000	40,600
United Agriculture Products, Inc. 9% 12/15/11	27,000	26,190
		1,505,229
Household Products - 0.1%
Fort James Corp. 6.875% 9/15/07	150,000	154,125
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14	20,000	20,000
Revlon Consumer Products Corp. 9.5% 4/1/11 (e)	100,000	94,500
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	18,000	19,170
		133,670
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	$ 765,000	$ 844,796
TOTAL CONSUMER STAPLES		3,063,420
ENERGY - 1.8%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	329,014
Grant Prideco, Inc. 9% 12/15/09	10,000	10,900
Hanover Compressor Co. 8.625% 12/15/10	20,000	20,300
Hanover Equipment Trust 8.75% 9/1/11	50,000	51,250
Petronas Capital Ltd. 7% 5/22/12 (e)	5,000	5,618
Universal Compression, Inc. 7.25% 5/15/10	40,000	41,100
		458,182
Oil & Gas - 1.7%
Amerada Hess Corp.:
6.65% 8/15/11	230,000	247,299
7.125% 3/15/33	185,000	208,080
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	490,000	490,415
Chesapeake Energy Corp.:
6.875% 1/15/16	50,000	50,375
7.75% 1/15/15	30,000	31,425
El Paso Energy Corp.:
7.375% 12/15/12	5,000	4,700
7.75% 1/15/32	15,000	13,575
8.05% 10/15/30	95,000	86,569
El Paso Production Holding Co. 7.75% 6/1/13	140,000	140,700
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	300,000	328,605
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	253,714
Enterprise Products Operating LP 5.75% 3/1/35 (e)	300,000	279,037
EXCO Resources, Inc. 7.25% 1/15/11	30,000	29,550
General Maritime Corp. 10% 3/15/13	310,000	333,250
Giant Industries, Inc. 8% 5/15/14	130,000	130,650
Hurricane Finance BV:
9.625% 2/12/10 (e)	25,000	27,000
9.625% 2/12/10 (Reg. S)	15,000	16,200
Kinder Morgan Energy Partners LP 5.8% 3/15/35	300,000	292,907
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (e)	20,000	19,500
Newfield Exploration Co. 6.625% 9/1/14	90,000	90,675
Nexen, Inc. 5.875% 3/10/35	600,000	578,386
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil & Gas - continued
OAO Gazprom:
9.625% 3/1/13	$ 240,000	$ 280,944
10.5% 10/21/09	100,000	117,380
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	51,700
8.25% 3/15/13	40,000	42,300
Pan American Energy LLC 7.125% 10/27/09 (e)	100,000	100,000
Pemex Project Funding Master Trust:
6.125% 8/15/08	250,000	256,875
7.375% 12/15/14	500,000	543,250
Petrobras Energia SA 9.375% 10/30/13	90,000	95,400
Range Resources Corp.:
6.375% 3/15/15 (e)	90,000	85,725
7.375% 7/15/13	40,000	41,200
Ship Finance International Ltd. 8.5% 12/15/13	330,000	316,800
Teekay Shipping Corp. 8.875% 7/15/11	30,000	33,600
The Coastal Corp.:
6.375% 2/1/09	5,000	4,713
6.5% 6/1/08	150,000	143,625
6.7% 2/15/27	65,000	64,188
7.75% 6/15/10	200,000	194,500
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (e)	215,000	219,300
Williams Companies, Inc.:
7.125% 9/1/11	5,000	5,213
7.625% 7/15/19	30,000	32,700
7.875% 9/1/21	35,000	37,931
8.125% 3/15/12	30,000	33,000
8.75% 3/15/32	165,000	191,400
YPF SA:
10% 11/2/28	30,000	35,888
yankee 9.125% 2/24/09	45,000	49,275
		6,629,519
TOTAL ENERGY		7,087,701
Energy - 0.0%
Oil & Gas - 0.0%
Massey Energy Co. 6.625% 11/15/10	40,000	40,000
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 6.1%
Capital Markets - 1.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (h)	$ 100,000	$ 96,743
4.25% 9/4/12 (h)	205,000	204,198
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	440,000	443,424
E*TRADE Financial Corp. 8% 6/15/11	265,000	269,638
Equinox Holdings Ltd. 9% 12/15/09	90,000	92,700
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,123,380
Goldman Sachs Group, Inc.:
5.7% 9/1/12	1,100,000	1,153,235
6.6% 1/15/12	500,000	549,656
Legg Mason, Inc. 6.75% 7/2/08	30,000	32,240
Merrill Lynch & Co., Inc. 4.25% 2/8/10	685,000	675,632
Morgan Stanley 6.6% 4/1/12	1,100,000	1,204,609
		5,845,455
Commercial Banks - 0.8%
Bank of America Corp. 7.4% 1/15/11	780,000	887,340
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	35,175
Korea Development Bank:
3.875% 3/2/09	685,000	667,107
4.75% 7/20/09	320,000	321,724
5.75% 9/10/13	170,000	177,978
Standard Bank London Ltd. 8.125% 9/30/09	100,000	102,750
UBS Luxembourg SA for Vimpel Communications 10% 6/16/09 (Reg. S)	100,000	106,000
Wachovia Bank NA 4.875% 2/1/15	600,000	598,068
Wachovia Corp. 4.875% 2/15/14	175,000	174,802
Western Financial Bank 9.625% 5/15/12	15,000	16,275
		3,087,219
Consumer Finance - 0.9%
American General Finance Corp. 4% 3/15/11	655,000	627,693
AmeriCredit Corp. 9.25% 5/1/09	65,000	69,550
Capital One Bank 6.5% 6/13/13	1,090,000	1,179,063
Ford Motor Credit Co.:
7% 10/1/13	500,000	449,988
7.875% 6/15/10	250,000	240,599
General Motors Acceptance Corp. 6.875% 9/15/11	760,000	665,850
Household Finance Corp. 4.125% 11/16/09	170,000	166,842
Triad Acquisition Corp. 11.125% 5/1/13 (e)	70,000	69,650
		3,469,235
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	$ 70,000	$ 67,025
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	115,000	115,000
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	30,000	32,175
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)	190,000	203,693
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (e)	720,000	809,371
J.P. Morgan Chase & Co. 4.875% 3/15/14	1,475,000	1,463,923
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	40,000	39,200
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	10,000	10,100
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	120,000	114,300
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (e)	105,000	113,400
		2,968,187
Insurance - 0.3%
Aegon NV 4.75% 6/1/13	500,000	493,364
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	589,000	636,340
UnumProvident Corp. 7.625% 3/1/11	150,000	160,277
		1,289,981
Real Estate - 1.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (e)	115,000	110,400
8.125% 6/1/12	85,000	85,850
Arden Realty LP 5.25% 3/1/15	1,210,000	1,197,585
Boston Properties, Inc. 6.25% 1/15/13	365,000	392,169
Camden Property Trust 5.875% 11/30/12	200,000	207,933
CarrAmerica Realty Corp. 5.25% 11/30/07	200,000	202,691
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	11,150
Developers Diversified Realty Corp. 5% 5/3/10	350,000	349,656
EOP Operating LP:
4.65% 10/1/10	595,000	586,093
4.75% 3/15/14	135,000	129,619
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
EOP Operating LP: - continued
7% 7/15/11	$ 500,000	$ 552,319
Gables Realty LP 5.75% 7/15/07	585,000	601,282
Healthcare Realty Trust, Inc. 5.125% 4/1/14	435,000	422,236
La Quinta Properties, Inc. 7% 8/15/12	50,000	51,063
MeriStar Hospitality Corp. 8.75% 8/15/07	50,000	50,375
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 10.5% 6/15/09	100,000	106,000
Omega Healthcare Investors, Inc. 7% 4/1/14	70,000	67,900
Senior Housing Properties Trust 7.875% 4/15/15	20,000	20,950
Simon Property Group LP 5.625% 8/15/14	1,000,000	1,023,228
		6,168,499
Thrifts & Mortgage Finance - 0.5%
Countrywide Home Loans, Inc. 4% 3/22/11	415,000	397,427
Independence Community Bank Corp. 3.75% 4/1/14 (h)	275,000	263,055
Washington Mutual, Inc.:
4.375% 1/15/08	1,200,000	1,200,306
4.625% 4/1/14	60,000	57,769
		1,918,557
TOTAL FINANCIALS		24,747,133
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Fisher Scientific International, Inc. 8% 9/1/13	125,000	134,375
Medical Device Manufacturing, Inc. 10% 7/15/12	50,000	53,500
PerkinElmer, Inc. 8.875% 1/15/13	20,000	22,000
Spheris, Inc. 11% 12/15/12 (e)	50,000	49,500
		259,375
Health Care Providers & Services - 0.4%
AmeriPath, Inc. 10.5% 4/1/13	80,000	80,000
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (e)	60,000	61,800
Beverly Enterprises, Inc. 7.875% 6/15/14	70,000	76,825
Carriage Services, Inc. 7.875% 1/15/15 (e)	200,000	201,000
Community Health Systems, Inc. 6.5% 12/15/12	80,000	77,600
Concentra Operating Corp.:
9.125% 6/1/12	10,000	10,300
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Concentra Operating Corp.: - continued
9.5% 8/15/10	$ 110,000	$ 114,400
DaVita, Inc.:
6.625% 3/15/13 (e)	40,000	39,800
7.25% 3/15/15 (e)	100,000	98,000
HealthSouth Corp.:
7.625% 6/1/12	130,000	125,450
8.5% 2/1/08	85,000	85,213
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	100,000	102,250
National Nephrology Associates, Inc. 9% 11/1/11 (e)	20,000	22,150
Psychiatric Solutions, Inc. 10.625% 6/15/13	70,000	76,825
Rural/Metro Corp. 9.875% 3/15/15 (e)	30,000	28,200
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	69,938
6.5% 6/1/12	15,000	13,838
7.375% 2/1/13	75,000	70,500
U.S. Oncology, Inc.:
9% 8/15/12	30,000	30,900
10.75% 8/15/14	80,000	84,400
		1,469,389
Pharmaceuticals - 0.0%
CDRV Investors, Inc. 0% 1/1/15 (c)(e)	100,000	55,000
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (e)	50,000	39,500
Leiner Health Products, Inc. 11% 6/1/12	20,000	20,900
VWR International, Inc.:
6.875% 4/15/12	30,000	28,800
8% 4/15/14	30,000	28,800
Warner Chilcott Corp. 8.75% 2/1/15 (e)	80,000	77,600
		250,600
TOTAL HEALTH CARE		1,979,364
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
BE Aerospace, Inc. 8.5% 10/1/10	100,000	107,500
Bombardier, Inc. 6.3% 5/1/14 (e)	340,000	292,400
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
K & F Acquisition, Inc. 7.75% 11/15/14 (e)	$ 40,000	$ 39,000
Orbital Sciences Corp. 9% 7/15/11	135,000	146,475
		585,375
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	46,500
6.855% 10/15/10	67,869	68,738
6.977% 11/23/22	11,362	10,396
6.978% 10/1/12	137,745	140,600
7.377% 5/23/19	49,661	32,280
7.379% 5/23/16	47,143	30,172
7.8% 4/1/08	65,000	58,175
AMR Corp. 9% 8/1/12	85,000	63,750
Continental Airlines, Inc. pass thru trust certificates 6.795% 2/2/20	478,190	377,770
Delta Air Lines, Inc.:
7.9% 12/15/09	50,000	16,000
9.5% 11/18/08 (e)	61,000	49,410
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	1,000	530
7.57% 11/18/10	705,000	650,443
7.779% 11/18/05	3,000	2,190
7.779% 1/2/12	22,349	8,940
7.92% 5/18/12	135,000	59,400
Northwest Airlines, Inc.:
7.875% 3/15/08	25,000	12,250
9.875% 3/15/07	60,000	37,800
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	7,950	6,042
7.626% 4/1/10	32,062	24,047
7.67% 1/2/15	8,362	5,937
		1,701,370
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	21,600
Nortek, Inc. 8.5% 9/1/14	100,000	88,000
		109,600
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	70,000	61,600
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.: - continued
7.875% 4/15/13	$ 20,000	$ 19,150
Buhrmann US, Inc. 7.875% 3/1/15 (e)	50,000	48,000
Cenveo Corp. 7.875% 12/1/13	60,000	55,800
		184,550
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12	50,000	51,500
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10	20,000	21,000
Sensus Metering Systems, Inc. 8.625% 12/15/13	20,000	18,800
		39,800
Machinery - 0.1%
Accuride Corp. 8.5% 2/1/15 (e)	80,000	74,400
Cummins, Inc.:
5.65% 3/1/98	15,000	10,350
9.5% 12/1/10 (h)	20,000	21,800
Dresser, Inc. 9.375% 4/15/11	15,000	15,750
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	50,000	48,750
Invensys PLC 9.875% 3/15/11 (e)	150,000	148,500
Navistar International Corp. 7.5% 6/15/11	30,000	29,325
Park-Ohio Industries, Inc. 8.375% 11/15/14 (e)	60,000	51,150
Standard Aero Holdings, Inc. 8.25% 9/1/14 (e)	60,000	61,500
Terex Corp. 7.375% 1/15/14	100,000	100,500
		562,025
Marine - 0.1%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (e)	110,000	111,650
H-Lines Finance Holding Corp. 0% 4/1/13 (c)(e)	40,000	31,000
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (e)	40,000	41,900
OMI Corp. 7.625% 12/1/13	95,000	95,238
		279,788
Road & Rail - 0.1%
Kansas City Southern Railway Co. 7.5% 6/15/09	100,000	101,500
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - continued
Progress Rail Services Corp./Progress Metal Reclamation Co. 7.75% 4/1/12 (e)	$ 100,000	$ 99,750
TFM SA de CV 9.375% 5/1/12 (e)	120,000	120,300
		321,550
TOTAL INDUSTRIALS		3,835,558
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Northern Telecom Capital Corp. 7.875% 6/15/26	25,000	24,000
Northern Telecom Ltd. yankee 6.875% 9/1/23	30,000	27,000
		51,000
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	100,000	99,375
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	120,000	105,000
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	130,000	131,950
Xerox Corp.:
7.125% 6/15/10	20,000	21,100
7.2% 4/1/16	165,000	174,900
7.625% 6/15/13	60,000	64,350
		392,300
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 7.125% 7/15/14	60,000	62,700
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11 (e)	25,000	22,750
8% 12/15/14 (e)	20,000	17,200
New ASAT Finance Ltd. 9.25% 2/1/11	60,000	49,500
Viasystems, Inc. 10.5% 1/15/11	50,000	48,500
		200,650
TOTAL INFORMATION TECHNOLOGY		848,325
MATERIALS - 1.6%
Chemicals - 0.5%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	110,000	120,725
Berry Plastics Corp. 10.75% 7/15/12	80,000	89,200
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
Borden US Finance Corp./Nova Scotia Finance ULC:
7.8906% 7/15/10 (e)(h)	$ 70,000	$ 67,900
9% 7/15/14 (e)	70,000	70,000
Braskem SA 11.75% 1/22/14 (e)	25,000	28,000
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series B, 0% 10/1/14 (c)(e)	100,000	65,000
Equistar Chemicals LP:
6.5% 2/15/06	75,000	75,000
7.55% 2/15/26	100,000	94,000
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	145,000	160,225
Georgia Gulf Corp. 7.125% 12/15/13	90,000	91,800
Huntsman International LLC 9.875% 3/1/09	115,000	123,913
Innophos, Inc. 8.875% 8/15/14 (e)	30,000	31,050
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (c)	55,000	43,175
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	211,000
10.875% 5/1/09	55,000	56,994
Millennium America, Inc. 9.25% 6/15/08	230,000	244,950
Nalco Co.:
7.75% 11/15/11	130,000	132,600
8.875% 11/15/13	100,000	103,500
Pliant Corp. 0% 6/15/09 (c)	60,000	53,100
Resolution Performance Products LLC/RPP Capital Corp.:
9.5% 4/15/10	70,000	71,400
13.5% 11/15/10	35,000	37,975
Rockwood Specialties Group, Inc. 7.5% 11/15/14 (e)	50,000	49,000
Solutia, Inc. 7.375% 10/15/27 (b)	20,000	16,600
		2,037,107
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	200,000	226,000
Containers & Packaging - 0.3%
AEP Industries, Inc. 7.875% 3/15/13 (e)	30,000	29,625
BWAY Corp. 10% 10/15/10	105,000	106,313
Cellu Tissue Holdings, Inc. 9.75% 3/15/10	50,000	51,250
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	99,225
Crown European Holdings SA 9.5% 3/1/11	35,000	37,800
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (e)	50,000	46,500
9.875% 10/15/14 (e)	50,000	46,500
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Containers & Packaging - continued
Graphic Packaging International, Inc.:
8.5% 8/15/11	$ 120,000	$ 120,000
9.5% 8/15/13	170,000	170,000
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13	30,000	28,350
8.25% 10/1/12	110,000	108,900
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	15,975
8.875% 2/15/09	50,000	52,875
Owens-Illinois, Inc.:
7.35% 5/15/08	50,000	51,250
7.5% 5/15/10	95,000	97,850
7.8% 5/15/18	45,000	45,450
8.1% 5/15/07	110,000	114,400
		1,222,263
Metals & Mining - 0.3%
Arch Western Finance LLC 6.75% 7/1/13	100,000	99,500
California Steel Industries, Inc. 6.125% 3/15/14	40,000	37,200
Century Aluminum Co. 7.5% 8/15/14	40,000	40,000
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	335,000	364,760
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	40,000	41,200
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	50,000	51,000
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	75,000	71,250
10.125% 2/1/10	85,000	93,500
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	110,000	120,175
IMCO Recycling Escrow, Inc. 9% 11/15/14 (e)	20,000	20,600
Novelis, Inc. 7.25% 2/15/15 (e)	40,000	38,600
Peabody Energy Corp. 6.875% 3/15/13	20,000	20,600
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	110,000	97,900
		1,096,285
Paper & Forest Products - 0.4%
Boise Cascade Corp. 8% 2/24/06	25,000	25,875
Boise Cascade LLC/Boise Cascade Finance Corp.:
6.0156% 10/15/12 (e)(h)	30,000	29,775
7.125% 10/15/14 (e)	30,000	28,800
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	202,000
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Paper & Forest Products - continued
Georgia-Pacific Corp.:
7.375% 12/1/25	$ 15,000	$ 14,963
7.5% 5/15/06	50,000	51,250
7.75% 11/15/29	10,000	10,900
8% 1/15/24	130,000	138,613
8.125% 5/15/11	5,000	5,450
Millar Western Forest Products Ltd. 7.75% 11/15/13	120,000	112,800
Norske Skog Canada Ltd. 7.375% 3/1/14	40,000	38,400
Solo Cup Co. 8.5% 2/15/14	145,000	141,738
Stone Container Corp. 8.375% 7/1/12	200,000	197,500
Weyerhaeuser Co. 5.25% 12/15/09	668,000	688,942
		1,687,006
TOTAL MATERIALS		6,268,661
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.5%
Ameritech Capital Funding Corp. 6.25% 5/18/09	35,000	37,172
Bellsouth Capital Funding Corp. 7.875% 2/15/30	1,135,000	1,435,537
BellSouth Corp. 6.55% 6/15/34	665,000	735,767
British Telecommunications PLC:
8.375% 12/15/10	190,000	222,902
8.875% 12/15/30	145,000	198,004
Deutsche Telekom International Finance BV:
8.5% 6/15/10	305,000	353,724
8.75% 6/15/30	395,000	529,304
Empresa Brasileira de Telecomm SA 11% 12/15/08	205,000	228,063
Eschelon Operating Co. 8.375% 3/15/10	70,000	60,200
France Telecom SA 8% 3/1/11 (d)	815,000	939,242
GCI, Inc. 7.25% 2/15/14 (e)	50,000	48,000
Koninklijke KPN NV yankee 8% 10/1/10	500,000	576,005
MCI, Inc.:
5.908% 5/1/07	36,000	36,585
6.688% 5/1/09	36,000	37,170
New Skies Satellites BV 9.125% 11/1/12 (e)	30,000	30,000
NTL Cable PLC 8.75% 4/15/14 (e)	190,000	197,600
Primus Telecommunications Group, Inc. 8% 1/15/14	90,000	52,875
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	45,000
7.25% 2/15/11	35,000	31,500
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Capital Funding, Inc.: - continued
7.625% 8/3/21	$ 20,000	$ 16,200
Qwest Communications International, Inc.:
6.5444% 2/15/09 (e)(h)	40,000	39,600
7.75% 2/15/14 (e)	160,000	154,000
Qwest Services Corp.:
13.5% 12/15/07 (e)	220,000	240,350
14% 12/15/10 (e)(h)	20,000	22,500
14.5% 12/15/14 (e)(h)	110,000	127,600
SBC Communications, Inc.:
6.15% 9/15/34	500,000	518,800
6.45% 6/15/34	220,000	237,072
Sprint Capital Corp. 8.375% 3/15/12	600,000	710,519
Telecom Italia Capital:
4.95% 9/30/14 (e)	415,000	404,240
6% 9/30/34 (e)	500,000	495,261
Telefonica de Argentina SA 9.125% 11/7/10	110,000	113,850
Telenet Group Holding NV 0% 6/15/14 (c)(e)	80,000	59,600
TELUS Corp. yankee 7.5% 6/1/07	180,000	191,133
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14 (e)	80,000	73,600
U.S. West Capital Funding, Inc. 6.375% 7/15/08	125,000	114,375
U.S. West Communications 6.875% 9/15/33	165,000	135,713
Valor Telecommunications Enterprises LLC/Valor Finance Corp. 7.75% 2/15/15 (e)	60,000	57,450
Verizon Global Funding Corp. 7.25% 12/1/10	360,000	404,247
		9,910,760
Wireless Telecommunication Services - 0.7%
America Movil SA de CV 4.125% 3/1/09	285,000	275,725
American Tower Corp. 7.5% 5/1/12	105,000	106,838
AT&T Wireless Services, Inc. 7.875% 3/1/11	455,000	523,500
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (h)	60,000	60,750
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	40,000	42,800
7.5% 12/1/13	10,000	10,700
9.375% 8/1/11	65,000	70,931
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	50,000	54,125
Globe Telecom, Inc. 9.75% 4/15/12	30,000	32,775
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Inmarsat Finance II PLC 0% 11/15/12 (c)	$ 70,000	$ 51,800
Inmarsat Finance PLC 7.625% 6/30/12	70,000	71,750
Intelsat Ltd.:
6.5% 11/1/13	40,000	31,400
7.625% 4/15/12	20,000	17,000
8.625% 1/15/15 (e)	195,000	197,438
Kyivstar GSM 10.375% 8/17/09 (e)	100,000	111,630
Millicom International Cellular SA 10% 12/1/13	140,000	135,800
Mobile Telesystems Finance SA:
8% 1/28/12 (e)	60,000	59,784
8.375% 10/14/10 (e)	170,000	175,170
Nextel Communications, Inc. 7.375% 8/1/15	150,000	159,750
Nextel Partners, Inc. 8.125% 7/1/11	85,000	90,950
Rogers Communications, Inc.:
6.375% 3/1/14	140,000	133,350
8% 12/15/12	50,000	51,000
9.625% 5/1/11	26,000	29,250
Rural Cellular Corp. 8.25% 3/15/12	60,000	60,600
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (e)	41,000	41,923
Western Wireless Corp. 9.25% 7/15/13	175,000	199,500
		2,796,239
TOTAL TELECOMMUNICATION SERVICES		12,706,999
UTILITIES - 1.7%
Electric Utilities - 1.1%
AES Gener SA 7.5% 3/25/14	70,000	68,600
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	170,000	173,400
8.25% 4/15/12 (e)	90,000	94,500
10.25% 11/15/07 (e)	26,657	29,323
13% 11/15/07 (e)(h)	3,339	3,406
Cleveland Electric Illuminating Co. 5.65% 12/15/13	300,000	309,406
DTE Energy Co. 7.05% 6/1/11	25,000	27,859
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,557,403
Exelon Corp. 6.75% 5/1/11	420,000	460,995
FirstEnergy Corp.:
6.45% 11/15/11	155,000	166,469
7.375% 11/15/31	250,000	294,635
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Nevada Power Co.:
5.875% 1/15/15 (e)	$ 40,000	$ 38,600
6.5% 4/15/12	50,000	50,750
Oncor Electric Delivery Co. 6.375% 5/1/12	45,000	48,936
Progress Energy, Inc. 7.1% 3/1/11	950,000	1,040,467
TECO Energy, Inc. 7% 5/1/12	80,000	83,300
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (e)	80,000	78,400
		4,526,449
Gas Utilities - 0.1%
ANR Pipeline, Inc. 9.625% 11/1/21	100,000	120,000
Colorado Interstate Gas Co. 5.95% 3/15/15 (e)	60,000	57,000
El Paso Energy Corp. 6.75% 5/15/09	25,000	23,781
NiSource Finance Corp. 7.875% 11/15/10	50,000	57,735
Sonat, Inc.:
6.625% 2/1/08	20,000	19,300
6.75% 10/1/07	15,000	14,813
		292,629
Multi-Utilities & Unregulated Power - 0.5%
AES Corp.:
8.5% 11/1/07	26,000	26,390
8.75% 6/15/08	2,000	2,115
8.75% 5/15/13 (e)	30,000	32,325
8.875% 2/15/11	282,000	301,035
9% 5/15/15 (e)	30,000	32,475
9.375% 9/15/10	7,000	7,604
9.5% 6/1/09	19,000	20,568
CMS Energy Corp.:
6.3% 2/1/12	60,000	57,000
8.5% 4/15/11	45,000	47,813
9.875% 10/15/07	135,000	144,956
Constellation Energy Group, Inc. 7% 4/1/12	775,000	869,219
Dominion Resources, Inc. 6.25% 6/30/12	270,000	291,706
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
NRG Energy, Inc. 8% 12/15/13 (e)	$ 172,000	$ 174,580
Utilicorp Canada Finance Corp. 7.75% 6/15/11	105,000	105,000
		2,112,786
TOTAL UTILITIES		6,931,864
TOTAL NONCONVERTIBLE BONDS (Cost $84,067,852)		83,803,667
U.S. Government and Government Agency Obligations - 32.6%

U.S. Government Agency Obligations - 3.1%
Fannie Mae:
3.25% 1/15/08	8,000,000	7,845,440
4.375% 7/17/13	2,205,000	2,151,240
Federal Home Loan Bank 3.75% 9/28/06	40,000	39,918
Freddie Mac:
5.25% 11/5/12	280,000	281,817
5.875% 3/21/11	2,095,000	2,234,921
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		12,553,336
U.S. Treasury Inflation Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	4,374,519	4,777,076
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	3,036,720	2,994,847
2% 1/15/14	7,576,159	7,864,370
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		15,636,293
U.S. Treasury Obligations - 25.6%
U.S. Treasury Bonds 6.25% 5/15/30	8,500,000	10,582,832
U.S. Treasury Notes:
1.625% 2/28/06	14,891,000	14,683,345
2.375% 8/15/06	672,000	662,523
3.125% 1/31/07	40,160,000	39,827,411
3.375% 10/15/09	1,000,000	979,922
4.25% 8/15/13	10,049,000	10,129,864
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 5/15/14	$ 22,855,000	$ 23,824,555
6.5% 2/15/10	2,170,000	2,415,566
TOTAL U.S. TREASURY OBLIGATIONS		103,106,018
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $130,389,861)		131,295,647
U.S. Government Agency - Mortgage Securities - 27.3%

Fannie Mae - 26.5%
3.737% 1/1/35 (h)	84,343	83,910
3.793% 6/1/34 (h)	281,062	276,269
3.827% 12/1/34 (h)	22,553	22,466
3.83% 1/1/35 (h)	72,215	71,974
3.836% 6/1/33 (h)	47,860	47,556
3.84% 1/1/35 (h)	169,169	168,435
3.87% 1/1/35 (h)	97,769	97,496
3.913% 12/1/34 (h)	48,278	48,165
3.941% 10/1/34 (h)	66,630	66,337
3.963% 1/1/35 (h)	135,257	134,179
3.98% 1/1/35 (h)	71,229	71,058
3.987% 12/1/34 (h)	70,690	70,426
4% 5/1/20 (f)	5,895,592	5,713,197
4% 1/1/35 (h)	47,113	46,989
4.017% 12/1/34 (h)	407,188	408,078
4.021% 12/1/34 (h)	48,464	48,297
4.023% 2/1/35 (h)	49,185	49,124
4.029% 1/1/35 (h)	23,995	24,087
4.037% 12/1/34 (h)	47,960	48,016
4.048% 1/1/35 (h)	48,418	48,304
4.052% 2/1/35 (h)	48,356	48,323
4.072% 12/1/34 (h)	97,351	97,351
4.105% 1/1/35 (h)	96,459	96,639
4.118% 1/1/35 (h)	111,854	111,916
4.118% 2/1/35 (h)	49,060	49,241
4.12% 2/1/35 (h)	98,213	98,313
4.127% 1/1/35 (h)	121,272	121,925
4.128% 2/1/35 (h)	195,192	195,336
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.144% 1/1/35 (h)	$ 171,361	$ 171,462
4.145% 2/1/35 (h)	123,002	123,191
4.151% 1/1/35 (h)	186,523	186,730
4.162% 2/1/35 (h)	97,601	97,949
4.17% 11/1/34 (h)	92,790	92,695
4.197% 1/1/35 (h)	98,438	98,714
4.2% 1/1/35 (h)	210,984	212,993
4.202% 1/1/35 (h)	120,479	120,137
4.23% 11/1/34 (h)	39,200	39,306
4.25% 2/1/35 (h)	74,180	73,833
4.269% 10/1/34 (h)	165,665	167,027
4.305% 8/1/33 (h)	136,406	137,806
4.305% 7/1/34 (h)	63,304	63,772
4.318% 3/1/33 (h)	33,277	33,100
4.324% 12/1/34 (h)	49,146	49,130
4.349% 2/1/35 (h)	49,046	49,002
4.351% 1/1/35 (h)	73,763	73,671
4.368% 2/1/34 (h)	160,254	160,513
4.4% 2/1/35 (h)	98,952	98,704
4.455% 3/1/35 (h)	74,995	75,033
4.484% 10/1/34 (h)	355,795	359,816
4.493% 8/1/34 (h)	220,583	221,927
4.499% 3/1/35 (h)	199,881	199,946
4.5% 5/1/18 to 4/1/35	18,836,037	18,523,323
4.5% 5/1/35 (f)	4,498,565	4,338,304
4.513% 12/1/34 (h)	459,764	460,500
4.53% 3/1/35 (h)	174,346	174,891
4.549% 8/1/34 (h)	125,318	126,396
4.572% 2/1/35 (h)	463,429	467,643
4.587% 2/1/35 (h)	553,389	555,378
4.617% 1/1/33 (h)	377,377	379,583
4.625% 2/1/35 (h)	192,409	193,476
4.67% 11/1/34 (h)	233,489	235,226
4.694% 11/1/34 (h)	217,689	219,274
4.725% 3/1/35 (h)	559,813	567,223
4.742% 3/1/35 (h)	99,636	100,546
4.748% 7/1/34 (h)	218,063	218,385
4.898% 10/1/34 (h)	150,536	153,091
5% 5/1/35 (f)	9,875,320	9,770,395
5% 6/1/35 (f)	20,609,899	20,339,394
5.5% 11/1/16 to 10/1/34	4,924,942	4,981,805
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.5% 5/1/35 (f)	$ 18,997,798	$ 19,169,966
6% 7/1/08 to 3/1/33	9,252,181	9,563,691
6.5% 6/1/09 to 1/1/33	4,279,262	4,462,565
7% 9/1/25 to 8/1/29	411,507	435,978
TOTAL FANNIE MAE		106,706,897
Freddie Mac - 0.7%
4.232% 1/1/35 (h)	305,409	305,754
4.281% 1/1/35 (h)	277,376	278,045
4.314% 12/1/34 (h)	98,520	98,330
4.37% 3/1/35 (h)	125,000	124,287
4.401% 2/1/35 (h)	173,896	172,904
4.434% 2/1/35 (h)	216,331	217,244
4.441% 2/1/34 (h)	114,125	113,724
4.444% 3/1/35 (h)	75,000	74,815
4.491% 3/1/35 (h)	250,000	249,375
4.504% 3/1/35 (h)	100,000	99,945
4.564% 2/1/35 (h)	148,479	147,737
4.985% 8/1/33 (h)	44,125	44,596
6% 5/1/33	886,851	912,617
TOTAL FREDDIE MAC		2,839,373
Government National Mortgage Association - 0.1%
7% 7/15/31 to 12/15/32	304,486	322,731
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $109,629,818)		109,869,001
Asset-Backed Securities - 3.2%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 4.87% 11/25/32 (h)	40,000	40,636
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (h)	125,000	125,016
Class M2, 4.27% 2/25/34 (h)	125,000	125,052
Series 2005-SD1 Class A1, 3.42% 11/25/50 (h)	174,068	174,114
American Express Credit Account Master Trust Series 2004-C Class C, 3.4538% 2/15/12 (e)(h)	1,619,338	1,622,850
AmeriCredit Automobile Receivables Trust Series 2004-1 Class D, 5.07% 7/6/10	290,000	291,679
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.45% 4/25/34 (h)	$ 65,000	$ 64,997
Class M2, 3.5% 4/25/34 (h)	50,000	49,998
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 3.3338% 4/15/33 (h)	14,389	14,400
Series 2003-HE7 Class A3, 3.3138% 12/15/33 (h)	90,048	90,419
Bank One Issuance Trust:
Series 2002-C1 Class C1, 3.9138% 12/15/09 (h)	425,000	430,224
Series 2004-B2 Class B2, 4.37% 4/15/12	900,000	898,903
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 4.1238% 2/17/09 (h)	120,000	121,082
Series 2003-B2 Class B2, 3.5% 2/17/09	60,000	59,767
Series 2003-B4 Class B4, 3.7538% 7/15/11 (h)	90,000	91,604
Series 2004-6 Class B, 4.15% 7/16/12	570,000	563,610
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.92% 10/25/33 (h)	30,000	30,994
Chase Credit Card Master Trust Series 2003-6 Class B, 3.3038% 2/15/11 (h)	230,000	231,961
Chase Credit Card Owner Trust Series 2004-1 Class B, 3.1538% 5/15/09 (h)	220,000	219,957
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (h)	1,000,000	1,001,722
Series 2003-C1 Class C1, 3.69% 4/7/10 (h)	305,000	312,175
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.52% 5/25/34 (h)	275,000	275,589
Series 2004-3 Class M1, 3.52% 6/25/34 (h)	75,000	75,070
Series 2005-1:
Class MV1, 3.42% 7/25/35 (h)	185,000	184,827
Class MV2, 3.46% 7/25/35 (h)	220,000	219,897
Class MV3, 3.5% 7/25/35 (h)	90,000	89,958
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (h)	25,000	25,099
Class M4, 3.92% 3/25/34 (h)	25,000	25,263
Class M6, 4.27% 3/25/34 (h)	25,000	25,237
Fremont Home Loan Trust Series 2004-A:
Class M1, 3.57% 1/25/34 (h)	225,000	224,989
Class M2, 4.17% 1/25/34 (h)	275,000	274,987
GSAMP Trust Series 2004-FM2 Class M1, 3.52% 1/25/34 (h)	250,000	249,988
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.4% 8/25/33 (h)	3,804	3,819
Class M1, 3.9% 8/25/33 (h)	25,000	25,334
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-4:
Class M1, 3.82% 10/25/33 (h)	$ 40,000	$ 40,378
Class M2, 4.92% 10/25/33 (h)	45,000	45,620
Series 2004-3:
Class M2, 4.22% 8/25/34 (h)	120,000	119,994
Class M3, 4.47% 8/25/34 (h)	50,000	49,998
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (e)	1,253	1,253
Series 2003-5N Class A, 7.5% 1/27/34 (e)	1,382	1,385
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 4.87% 7/25/33 (h)	45,000	46,031
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 3.3438% 10/15/10 (h)	80,000	80,588
Series 2003-B3 Class B3, 3.3288% 1/18/11 (h)	285,000	286,492
Series 2003-B5 Class B5, 3.3238% 2/15/11 (h)	240,000	241,951
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (h)	100,000	99,995
Class M2, 3.57% 7/25/34 (h)	25,000	24,999
Class M3, 3.97% 7/25/34 (h)	50,000	49,998
Class M4, 4.12% 7/25/34 (h)	25,000	24,999
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.12% 12/27/32 (h)	90,000	91,180
Series 2003-HE1 Class M2, 4.92% 5/25/33 (h)	55,000	55,679
Series 2003-NC8 Class M1, 3.72% 9/25/33 (h)	35,000	35,287
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.02% 1/25/32 (h)	39,060	39,284
Series 2002-NC1 Class M1, 3.82% 2/25/32 (e)(h)	138,907	139,923
Series 2002-NC3 Class M1, 3.74% 8/25/32 (h)	75,000	75,749
Series 2003-NC2 Class M2, 5.02% 2/25/33 (h)	40,000	40,791
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (e)(h)(j)	455,000	160,568
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (j)	250,000	69,502
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.45% 1/25/33 (h)	8,674	8,681
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (h)	75,000	75,060
Class M4, 3.995% 6/25/34 (h)	125,000	125,482
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 3.54% 1/25/35 (h)	225,000	225,377
Class M4, 3.85% 1/25/35 (h)	750,000	752,481
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II Series 2002-4 Class A, 3.0838% 8/18/09 (h)	$ 100,000	$ 100,033
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.44% 6/15/33 (h)	260,000	266,589
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	970,000	965,044
WFS Financial Owner Trust Series 2004-3 Class D, 4.07% 2/17/12	320,557	319,661
TOTAL ASSET-BACKED SECURITIES (Cost $12,903,041)		12,921,269
Collateralized Mortgage Obligations - 3.0%

Private Sponsor - 2.6%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 3.35% 5/25/35 (h)	391,593	392,266
Series 2005-2 Class 6A2, 3.3% 6/25/35 (h)	189,410	189,617
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3605% 12/25/33 (h)	196,681	196,153
Class 2A1, 4.1884% 12/25/33 (h)	317,213	314,948
Series 2004-B:
Class 1A1, 3.4341% 3/25/34 (h)	740,244	734,692
Class 2A2, 4.1388% 3/25/34 (h)	218,421	214,726
Series 2004-C Class 1A1, 3.3922% 4/25/34 (h)	422,868	418,914
Series 2004-D:
Class 1A1, 3.5665% 5/25/34 (h)	495,355	491,639
Class 2A2, 4.2174% 5/25/34 (h)	616,764	611,268
Series 2004-G Class 2A7, 4.6143% 8/25/34 (h)	666,322	670,383
Series 2004-H Class 2A1, 4.5236% 9/25/34 (h)	600,658	598,567
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.3% 1/25/35 (h)	714,166	714,166
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (h)	148,286	148,435
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (h)	261,547	261,811
Granite Mortgages PLC floater Series 2004-2 Class 1C, 3.75% 6/20/44 (h)	235,000	235,606
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	80,564	81,874
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3267% 5/25/17 (h)	514,640	524,181
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2544% 8/25/17 (h)	416,249	429,849
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 1% 10/25/28 (h)(j)	$ 1,456,478	$ 19,531
Series 2003-G Class XA1, 1% 1/25/29 (j)	2,056,205	29,036
Series 2003-H Class XA1, 1% 1/25/29 (e)(j)	1,652,721	23,692
Merrill Lynch Trust XXIX Series 29 Class A, 5/1/13 (k)	36,238	32,698
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	586,445	601,247
Series 2004-SL2 Class A1, 6.5% 10/25/16	82,167	84,026
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 4.22% 6/10/35 (e)(h)	43,605	44,422
Class B4, 4.42% 6/10/35 (e)(h)	38,760	39,438
Class B5, 5.02% 6/10/35 (e)(h)	29,070	29,724
Class B6, 5.52% 6/10/35 (e)(h)	14,535	14,862
Series 2004-B:
Class B4, 3.87% 2/10/36 (e)(h)	98,675	99,785
Class B5, 4.32% 2/10/36 (e)(h)	98,675	100,155
Class B6, 4.77% 2/10/36 (e)(h)	98,675	100,525
Series 2004-C:
Class B4, 3.72% 9/10/36 (h)	99,220	100,212
Class B5, 4.12% 9/10/36 (h)	99,220	100,336
Class B6, 4.52% 9/10/36 (h)	99,220	100,708
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (e)(j)	3,738,778	32,001
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 3.36% 3/20/35 (h)	628,365	628,045
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	65,011	67,696
Series 2004-RA2 Class 2A, 7% 7/25/33	140,344	144,289
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4545% 9/25/34 (h)	640,568	639,389
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (h)	425,000	424,552
TOTAL PRIVATE SPONSOR		10,685,464
U.S. Government Agency - 0.4%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KD, 4.5% 4/25/17	1,050,000	1,044,276
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed sequential pay Series 2750 Class ZT, 5% 2/15/34	$ 386,878	$ 352,848
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (h)	25,000	26,198
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2003-75 Class LI, 5.5% 10/20/21 (j)	2,063,058	14,600
TOTAL U.S. GOVERNMENT AGENCY		1,437,922
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,155,137)		12,123,386
Commercial Mortgage Securities - 2.6%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2:
Class C, 3.4238% 11/15/15 (e)(h)	50,000	50,225
Class D, 3.5038% 11/15/15 (e)(h)	80,000	80,465
Class F, 3.8538% 11/15/15 (e)(h)	60,000	60,432
Class H, 4.3538% 11/15/15 (e)(h)	50,000	50,363
Class J, 4.9038% 11/15/15 (e)(h)	55,000	55,432
Class K, 5.5538% 11/15/15 (e)(h)	50,000	50,418
Series 2005-BOCA:
Class D, 3.2838% 12/15/16 (e)(h)	110,000	110,047
Class E, 3.3738% 12/15/16 (e)(h)	100,000	100,059
Class F, 3.4538% 12/15/16 (e)(h)	110,000	110,064
Class H, 3.9038% 12/15/16 (e)(h)	120,000	120,089
Class K, 4.3038% 12/15/16 (e)(h)	105,000	105,111
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 3.38% 4/25/34 (e)(h)	349,429	349,183
Series 2004-2 Class A, 3.45% 8/25/34 (e)(h)	372,456	373,577
Series 2004-3:
Class A1, 3.39% 1/25/35 (e)(h)	342,224	342,860
Class A2, 3.44% 1/25/35 (e)(h)	48,889	48,980
Class M1, 3.52% 1/25/35 (e)(h)	48,889	48,943
Class M2, 4.02% 1/25/35 (e)(h)	48,889	49,040
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(j)	3,814,428	230,207
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 3.23% 4/14/15 (e)(h)	$ 46,521	$ 46,520
Series 2004-ESA Class A2, 3.29% 5/14/16 (e)(h)	350,000	350,767
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (e)	180,000	181,932
Series 2004-ESA:
Class B, 4.888% 5/14/16 (e)	325,000	329,067
Class C, 4.937% 5/14/16 (e)	205,000	207,861
Class D, 4.986% 5/14/16 (e)	75,000	76,073
Class E, 5.064% 5/14/16 (e)	230,000	233,448
Class F, 5.182% 5/14/16 (e)	55,000	55,863
COMM floater Series 2002-FL7:
Class A2, 3.3038% 11/15/14 (e)(h)	9,319	9,323
Class D, 3.5238% 11/15/14 (e)(h)	125,000	125,171
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 3.3538% 9/15/14 (e)(h)	105,000	105,055
Class D, 3.5938% 9/15/14 (e)(h)	30,000	30,012
Class E, 3.6538% 9/15/14 (e)(h)	45,000	45,042
Class F, 3.7538% 9/15/14 (e)(h)	35,000	35,037
Class G, 3.9338% 9/15/14 (e)(h)	80,000	80,096
Class H, 4.0338% 9/15/14 (e)(h)	85,000	85,102
Class J, 4.5538% 9/15/14 (e)(h)	30,000	30,036
Class K, 4.9538% 9/15/14 (e)(h)	45,000	45,053
Class L, 5.1538% 9/15/14 (e)(h)	35,000	34,994
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	34,688	35,232
Series 2003-TFLA Class G, 3.37% 4/15/13 (e)(h)	105,000	102,050
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	759,907	799,346
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	58,388
Series 2003-36 Class C, 4.254% 2/16/31	55,000	53,954
Series 2003-47 Class C, 4.227% 10/16/27	105,000	103,513
Series 2003-59 Class D, 3.654% 10/16/27	115,000	109,466
Series 2003-47 Class XA, 0.2199% 6/16/43 (h)(j)	6,046,809	288,403
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	385,000	424,845
Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	64,079
Commercial Mortgage Securities - continued
	Principal Amount	Value
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class D, 7.97% 8/3/15 (e)	$ 110,000	$ 121,331
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (e)	200,000	179,836
Morgan Stanley Capital I, Inc. Series 2005-IQ9 Class X2, 1.0828% 7/15/56 (e)(h)(j)	3,920,000	215,533
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	329,107	346,025
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (e)	25,000	26,023
Class C4, 6.893% 5/15/16 (e)	500,000	554,492
Class E3, 7.253% 3/15/13 (e)	235,000	246,575
Wachovia Bank Commercial Mortgage Trust:
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	785,000	779,595
Series 2004-C15:
Class 180A, 5.0372% 10/15/41 (e)(h)	1,000,000	997,354
Class 180B, 5.0372% 10/15/41 (e)(h)	500,000	497,311
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,757,078)		10,445,298
Foreign Government and Government Agency Obligations - 2.5%

Argentine Republic:
3.01% 8/3/12 (h)	380,000	315,302
par 1.33% 12/31/38 unit (m)(l)	50,116	15,285
discount 8.28% 12/31/33 unit (l)	158,625	126,107
Bogota Distrito Capital 9.5% 12/12/06 (Reg. S)	60,000	63,900
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	765,231	762,361
debt conversion bond 4.3125% 4/15/12 (h)	131,766	123,531
par Z-L 6% 4/15/24	265,000	244,463
10.5% 7/14/14	60,000	67,350
11% 8/17/40	460,000	520,490
12.25% 3/6/30	95,000	118,038
12.75% 1/15/20	75,000	96,000
14.5% 10/15/09	75,000	96,000
Central Bank of Nigeria promissory note 5.092% 1/5/10	43,636	39,915
Chilean Republic 7.125% 1/11/12	1,250,000	1,415,750
Colombian Republic:
10.75% 1/15/13	150,000	169,875
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
Colombian Republic: - continued
11.75% 2/25/20	$ 80,000	$ 97,500
Dominican Republic:
Brady 3.9425% 8/30/09 (h)	116,248	109,273
3.4425% 8/30/24 (h)	250,000	215,000
Ecuador Republic:
8% 8/15/30 (Reg. S) (d)	45,000	36,495
12% 11/15/12 (Reg. S)	140,000	131,460
euro par 5% 2/28/25	15,000	10,275
Indonesian Republic 7.25% 4/20/15 (e)	30,000	28,875
Israeli State 4.625% 6/15/13	20,000	19,438
Jamaican Government 10.625% 6/20/17	10,000	10,675
Korean Republic 4.875% 9/22/14	195,000	192,421
Lebanese Republic:
5.88% 11/30/09 (e)(h)	70,000	67,550
5.88% 11/30/09 (Reg. S) (h)	160,000	154,400
Panamanian Republic Brady discount 2.6925% 7/17/26 (h)	25,000	22,625
Peruvian Republic:
9.125% 2/21/12	75,000	85,875
9.875% 2/6/15	45,000	52,988
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17	120,000	117,900
8.375% 2/15/11	435,000	442,613
9% 2/15/13	50,000	51,813
9.5% 2/2/30	35,000	34,300
9.875% 1/15/19	145,000	152,069
Russian Federation:
5% 3/31/30 (Reg. S) (d)	762,000	810,578
12.75% 6/24/28 (Reg. S)	120,000	204,600
Turkish Republic:
11% 1/14/13	230,000	276,000
11.75% 6/15/10	305,000	364,475
11.875% 1/15/30	80,000	104,900
Ukraine Government:
6.365% 8/5/09 (h)	100,000	107,250
7.65% 6/11/13 (Reg. S)	100,000	107,000
United Mexican States:
4.625% 10/8/08	160,000	158,880
5.875% 1/15/14	85,000	85,850
6.75% 9/27/34	170,000	169,320
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
United Mexican States: - continued
7.5% 1/14/12	$ 100,000	$ 111,000
Uruguay Republic 7.25% 2/15/11	85,000	80,113
Venezuelan Republic:
Discount A, 4.25% 3/31/20 (h)	250,000	235,000
4.15% 4/20/11 (h)	60,000	53,340
5.375% 8/7/10	60,000	53,700
9.25% 9/15/27	90,000	88,650
10.75% 9/19/13	240,000	269,160
13.625% 8/15/18	65,000	84,825
euro Brady par W-B 6.75% 3/31/20	250,000	248,750
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (d)	90,000	66,150
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,328,736)		9,887,453
Common Stocks - 0.0%
	Shares
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)	18,648	54,825
TOTAL COMMON STOCKS (Cost $36,503)		54,825
Sovereign Loan Participations - 0.0%
	Principal Amount
Indonesian Republic loan participation:
- Credit Suisse First Boston 4% 3/28/13 (h)	$ 117,509	107,521
- Deutsche Bank 4% 3/28/13 (h)	13,831	12,656
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $113,197)		120,177
Fixed-Income Funds - 13.4%
	Shares
Fidelity Ultra-Short Central Fund (i) (Cost $53,999,944)	542,844	54,023,835
Cash Equivalents - 8.2%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (Cost $32,857,000)	$ 32,865,113	$ 32,857,000
TOTAL INVESTMENT PORTFOLIO - 113.6% (Cost $456,238,167)		457,401,558
NET OTHER ASSETS - (13.6)%		(54,751,819)
NET ASSETS - 100%		$ 402,649,739
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (g)

	March 2010	$ 1,250,000	$ (5,147)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (g)	March 2015	1,250,000	(15,136)
Receive quarterly notional amount multiplied by .48% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	1,000,000	1,280
TOTAL CREDIT DEFAULT SWAP		3,500,000	(19,003)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ 10,150
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	23,252
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	30,813
TOTAL INTEREST RATE SWAP		3,635,000	64,215
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	1,000,000	20,873
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	355,000	4,630
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	145,000	1,688
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 37 basis points with Bank of America	June 2005	600,000	0
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	1,000,000	9,067
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	2,000,000	(23,530)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued

Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America

	July 2005	$ 1,000,000	$ 825
Receive quarterly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	600,000	(3,880)
TOTAL TOTAL RETURN SWAP		6,700,000	9,673
		$ 13,835,000	$ 54,885
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $22,575,506 or 5.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l) Security acquired on a when-issued basis through a debt restructuring offer. Includes attached Argentine Republic Gross Domestic Product-Linked Securities, expiring 12/15/35.
(m) Debt obligation to be issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $456,536,320. Net unrealized appreciation aggregated $865,238, of which $4,189,623 related to appreciated investment securities and $3,324,385 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of April 30, 2005 which is an investment of Fidelity Total Bond Fund.

Fidelity Ultra-Short Central Fund
Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,497,517
3.47% 5/24/06 (e)	4,700,000	4,703,929
		21,201,446
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,000,000
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,341,448
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,080
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,201,620
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,536,743
		60,290,891
TOTAL CONSUMER DISCRETIONARY		81,492,337
FINANCIALS - 1.2%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,031,700
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,588,264
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.3948% 10/20/05 (e)	14,765,000	14,733,063
4.75% 5/19/05 (e)	6,855,000	6,857,002
Household Finance Corp. 8% 5/9/05	11,000,000	11,007,315
		32,597,380
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	705,242
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,026,918
TOTAL FINANCIALS		70,949,504
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,599,623
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,731,372
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,762,047
GTE Corp. 6.36% 4/15/06	9,000,000	9,196,263
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,041,202
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,561,916
		60,892,423
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,659,049
TOTAL TELECOMMUNICATION SERVICES		66,551,472
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,793,958
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,438,904
TOTAL UTILITIES		22,232,862
TOTAL NONCONVERTIBLE BONDS (Cost $241,607,358)		241,226,175
U.S. Government Agency Obligations - 2.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,991,982
1.8% 5/27/05 (d)	60,000,000	59,945,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,000,004)		149,937,082
Asset-Backed Securities - 37.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (e)	9,019,681	9,019,255
Series 2004-3 Class 2A4, 3.32% 10/25/34 (e)	10,915,000	10,960,912
Series 2004-4:
Class A2D, 3.37% 1/25/35 (e)	3,986,475	3,997,856
Class M2, 4.37% 1/25/35 (e)	1,425,000	1,453,307
Class M3, 4.27% 1/25/35 (e)	550,000	567,437
Series 2005-1:
Class M1, 3.6% 4/25/35 (e)	11,280,000	11,294,252
Class M2, 3.71% 4/25/35 (e)	5,275,000	5,288,431
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.5% 6/25/32 (e)	$ 57,499	$ 57,506
Class M1, 3.66% 6/25/32 (e)	2,110,000	2,129,004
Series 2002-HE2 Class M1, 3.87% 8/25/32 (e)	21,525,000	21,631,682
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	3,015,000	3,062,913
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (e)	800,000	804,576
Class M2, 4.77% 6/25/33 (e)	856,000	872,891
Series 2003-NC1 Class M1, 3.8% 7/25/33 (e)	1,600,000	1,614,648
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	2,193,000	2,193,282
Class M2, 4.27% 2/25/34 (e)	2,475,000	2,476,025
Series 2004-OP1:
Class M1, 3.47% 4/25/34 (e)	4,420,000	4,424,363
Class M2, 3.52% 4/25/34 (e)	6,240,000	6,251,111
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (e)	1,530,000	1,531,377
Class M2, 3.47% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.42% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.46% 4/25/35 (e)	1,340,000	1,340,576
Class M5, 3.47% 4/25/35 (e)	1,230,000	1,230,529
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (e)	8,735,000	8,735,000
Class A2B, 3.17% 5/25/35 (e)	4,370,000	4,370,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (e)	3,152,564	3,153,398
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(e)	8,800,000	8,785,920
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.2638% 2/15/08 (e)	10,000,000	10,004,126
Series 2002-6 Class B, 3.4038% 3/15/10 (e)	5,000,000	5,035,808
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	5,775,000	5,799,717
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	17,992,640	18,031,662
Series 2005-1 Class A, 2.9838% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,976,583
Series 2003-AM:
Class A3B, 3.2406% 6/6/07 (e)	2,289,874	2,290,971
Class A4B, 3.3406% 11/6/09 (e)	12,400,000	12,454,447
Series 2003-BX Class A4B, 3.2506% 1/6/10 (e)	3,265,000	3,278,330
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,451,847
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,563,550
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.42% 8/25/32 (e)	$ 3,740,753	$ 3,754,949
Series 2002-AR1 Class M2, 4.32% 9/25/32 (e)	1,698,000	1,700,237
Series 2003-1:
Class A2, 3.43% 2/25/33 (e)	960,511	962,994
Class M1, 3.92% 2/25/33 (e)	3,330,000	3,390,874
Series 2003-3:
Class M1, 3.82% 3/25/33 (e)	1,564,902	1,584,236
Class S, 5% 9/25/05 (f)	4,457,447	71,560
Series 2003-6:
Class AV3, 3.34% 8/25/33 (e)	737,620	737,836
Class M1, 3.78% 8/25/33 (e)	7,560,000	7,610,464
Class M2, 4.87% 5/25/33 (e)	2,750,000	2,801,797
Series 2003-AR1 Class M1, 3.73% 1/25/33 (e)	7,000,000	7,082,751
Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	1,230,000	1,229,941
Class M2, 3.5% 4/25/34 (e)	950,000	949,955
Class M3, 3.57% 4/25/34 (e)	3,500,000	3,499,832
Class M4, 4.07% 4/25/34 (e)	4,500,000	4,499,780
Series 2004-R9 Class A3, 3.34% 10/25/34 (e)	9,340,000	9,368,730
Series 2005-R1:
Class M1, 3.47% 3/25/35 (e)	5,710,000	5,712,189
Class M2, 3.5% 3/25/35 (e)	1,925,000	1,925,724
Series 2005-R2 Class M1, 3.47% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (e)	2,629,663	2,639,945
Series 2002-BC6 Class M1, 3.77% 8/25/32 (e)	24,900,000	25,125,923
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.92% 10/25/32 (e)	5,575,000	5,617,777
Series 2003-BC1 Class M2, 4.12% 1/25/32 (e)	2,049,617	2,055,237
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (e)	20,000,000	20,659,184
Series 2003-W7 Class A2, 3.41% 3/1/34 (e)	5,524,422	5,536,989
Series 2004-W5 Class M1, 3.62% 4/25/34 (e)	3,960,000	3,964,743
Series 2004-W7:
Class M1, 3.57% 5/25/34 (e)	4,085,000	4,084,803
Class M2, 3.62% 5/25/34 (e)	3,320,000	3,319,840
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (e)	978,000	981,157
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (e)	$ 2,113,033	$ 2,114,582
Class M1, 3.8538% 4/15/33 (e)	9,000,000	9,057,508
Series 2003-HE3:
Class M1, 3.7838% 6/15/33 (e)	2,185,000	2,202,389
Class M2, 4.9538% 6/15/33 (e)	10,000,000	10,249,478
Series 2003-HE4 Class M2, 4.9538% 8/15/33 (e)	5,695,000	5,823,648
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (e)	3,859,234	3,862,681
Series 2003-HE6 Class M1, 3.67% 11/25/33 (e)	3,475,000	3,501,425
Series 2004-HE3:
Class M1, 3.56% 6/25/34 (e)	1,450,000	1,450,440
Class M2, 4.14% 6/25/34 (e)	3,350,000	3,350,893
Series 2004-HE6 Class A2, 3.38% 6/25/34 (e)	21,097,293	21,144,334
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (e)	8,250,000	8,267,322
Class M2, 3.52% 3/25/35 (e)	2,065,000	2,069,748
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	20,655,000	20,754,200
Series 2002-B2 Class B2, 3.2938% 5/15/08 (e)	15,000,000	15,006,119
Series 2002-B3 Class B, 3.3138% 8/15/08 (e)	14,500,000	14,513,069
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	7,980,000	8,078,097
Series 2002-C2 Class C2, 3.9438% 5/15/08 (e)	35,785,000	35,883,212
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (e)	9,677,240	9,677,467
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (e)	10,623,302	10,645,753
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (e)	6,466,458	6,489,044
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	6,655,000	6,662,876
Class M2, 3.77% 2/25/35 (e)	2,430,000	2,434,608
Series 2005-HE5 Class 1A1, 3.31% 11/25/28 (c)(e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,633,457	3,608,361
Series 2003-1 Class B, 3.4238% 6/15/10 (b)(e)	7,116,746	7,140,352
Series 2003-2 Class B, 3.2338% 1/15/09 (e)	3,333,951	3,339,298
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,659,860
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,299,993
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (e)	$ 5,000,000	$ 5,005,867
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	19,500,000	19,658,434
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	9,585,000	9,644,489
Series 2002-4A Class B, 3.4538% 3/15/10 (e)	6,000,000	6,033,530
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	17,705,000	17,725,779
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	15,470,000	15,609,518
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.74% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.09% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.05% 1/25/32 (e)	4,244,221	4,265,690
Series 2002-HE2 Class M1, 3.72% 1/25/33 (e)	9,999,980	10,043,354
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (e)	21,499,948	21,854,618
Class M2, 5.27% 3/25/33 (e)	9,968,976	10,195,021
Series 2003-HE1:
Class M1, 3.92% 8/25/33 (e)	1,989,998	1,999,310
Class M2, 4.97% 8/25/33 (e)	4,369,996	4,438,752
Series 2003-HE2 Class A, 3.37% 10/25/33 (e)	3,405,270	3,417,561
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (e)	2,254,989	2,277,351
Class M2, 4.77% 11/25/33 (e)	1,719,992	1,759,027
Series 2004-HE2 Class M2, 4.22% 7/26/34 (e)	2,345,000	2,344,883
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (e)	1,305,000	1,312,314
Series 2002-4 Class B, 3.2638% 10/15/07 (e)	12,000,000	12,001,374
Series 2002-6 Class B, 3.3038% 1/15/08 (e)	11,850,000	11,855,543
Series 2004-1 Class B, 3.1538% 5/15/09 (e)	4,105,000	4,104,199
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,530,126
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,008,037
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,047,856
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,720,038
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,052,343
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,203,410
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(e)	8,707,614	8,708,517
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (e)	1,926,899	1,931,572
Series 2003-BC1 Class M2, 5.02% 9/25/32 (e)	11,065,000	11,220,056
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(e)	$ 1,235,933	$ 1,243,025
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	5,200,000	5,211,138
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (e)	669,049	666,176
Class M1, 3.52% 6/25/34 (e)	1,475,000	1,476,373
Series 2004-4:
Class A, 3.39% 8/25/34 (e)	3,266,921	3,270,019
Class M1, 3.5% 7/25/34 (e)	3,650,000	3,663,804
Class M2, 3.55% 6/25/34 (e)	4,395,000	4,410,834
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.44% 8/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.42% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.46% 7/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.5% 7/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.44% 8/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.23% 8/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.41% 4/25/34 (e)	3,265,727	3,280,809
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (e)	3,857,201	3,857,023
Class M3, 3.67% 4/25/34 (e)	5,885,000	5,884,716
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (e)	8,155,000	8,203,261
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	8,864,848	8,867,929
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	1,300,000	1,313,121
Class M2, 4.77% 11/25/33 (e)	700,000	720,960
Series 2004-1 Class M2, 4.12% 1/25/35 (e)	3,700,000	3,747,278
Series 2004-2 Class M2, 4.17% 7/25/34 (e)	9,890,000	9,889,518
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (e)	8,400,000	8,400,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	400,000	401,577
Class M4, 3.92% 3/25/34 (e)	300,000	303,158
Class M6, 4.27% 3/25/34 (e)	400,000	403,794
First USA Credit Card Master Trust Series 2001-4 Class B, 3.31% 1/12/09 (e)	15,000,000	15,042,665
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(e)	$ 11,580,000	$ 11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (e)	19,600,000	19,688,088
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.24% 2/25/34 (e)	3,507,165	3,507,005
Class M1, 3.47% 2/25/34 (e)	750,000	749,964
Class M2, 3.52% 2/25/34 (e)	800,000	799,962
Series 2004-C Class 2A2, 3.57% 8/25/34 (e)	10,000,000	10,090,707
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (e)	11,850,000	11,866,003
Class M1, 3.45% 1/25/35 (e)	1,603,000	1,604,865
Class M2, 3.48% 1/25/35 (e)	2,325,000	2,328,490
Class M3, 3.51% 1/25/35 (e)	1,250,000	1,252,312
Class M4, 3.7% 1/25/35 (e)	925,000	928,424
Class M5, 3.72% 1/25/35 (e)	925,000	928,748
Class M6, 3.8% 1/25/35 (e)	1,125,000	1,127,446
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(e)	5,995,317	6,036,685
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,712
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,606,278
Series 6 Class B, 3.1438% 2/17/09 (e)	1,030,000	1,031,075
GSAMP Trust:
Series 2002-HE Class M1, 4.24% 11/20/32 (e)	3,017,000	3,077,782
Series 2002-NC1:
Class A2, 3.34% 7/25/32 (e)	866,997	876,628
Class M1, 3.66% 7/25/32 (e)	8,861,000	8,990,090
Series 2003-FM1 Class M1, 3.81% 3/20/33 (e)	15,000,000	15,197,616
Series 2004-FF3 Class M2, 4.16% 5/25/34 (e)	4,650,000	4,732,538
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (e)	2,865,000	2,864,862
Class M2, 4.42% 11/25/33 (e)	1,975,000	2,010,087
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	3,500,000	3,499,832
Class M2, 4.12% 1/25/34 (e)	1,500,000	1,499,927
Class M3, 4.32% 1/25/34 (e)	1,500,000	1,499,926
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (e)	4,045,000	4,044,805
Class M2, 4.17% 5/25/34 (e)	1,750,000	1,770,456
Class M3, 4.42% 5/25/34 (e)	1,250,000	1,270,611
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-FF2 Class M5, 3.5% 3/25/35 (e)	$ 3,500,000	$ 3,500,000
Series 2005-HE2 Class M, 3.45% 3/25/35 (e)	8,780,000	8,764,831
Series 2005-NC1 Class M1, 3.47% 2/25/35 (e)	9,010,000	9,021,581
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(e)	14,000,000	13,983,439
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.82% 6/25/32 (e)	10,000,000	10,033,700
Series 2002-3 Class A5, 3.46% 2/25/33 (e)	1,890,999	1,891,986
Series 2002-4:
Class A3, 3.5% 3/25/33 (e)	2,790,116	2,793,087
Class M2, 5.07% 3/25/33 (e)	1,850,000	1,878,562
Series 2002-5:
Class A3, 3.54% 5/25/33 (e)	4,052,809	4,079,035
Class M1, 4.22% 5/25/33 (e)	13,800,000	14,105,019
Series 2003-1:
Class A2, 3.49% 6/25/33 (e)	6,169,643	6,181,822
Class M1, 4.02% 6/25/33 (e)	5,700,000	5,734,767
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	354,701	356,165
Class M1, 3.9% 8/25/33 (e)	2,245,000	2,274,979
Series 2003-3:
Class A2, 3.38% 8/25/33 (e)	2,521,004	2,531,410
Class M1, 3.88% 8/25/33 (e)	8,185,000	8,284,311
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	3,415,000	3,447,260
Class M2, 4.92% 10/25/33 (e)	4,040,000	4,095,666
Series 2003-5:
Class A2, 3.37% 12/25/33 (e)	8,541,493	8,575,143
Class M1, 3.72% 12/25/33 (e)	3,175,000	3,203,432
Class M2, 4.75% 12/25/33 (e)	1,345,000	1,382,946
Series 2003-7 Class A2, 3.4% 3/25/34 (e)	4,163,244	4,173,012
Series 2004-2 Class A2, 3.31% 7/25/34 (e)	7,471,552	7,471,265
Series 2004-3:
Class M1, 3.59% 8/25/34 (e)	2,015,000	2,014,903
Class M2, 4.22% 8/25/34 (e)	2,200,000	2,199,892
Class M3, 4.47% 8/25/34 (e)	950,000	949,953
Series 2004-4 Class A2, 3.34% 10/25/34 (e)	10,005,758	10,045,356
Series 2004-6 Class A2, 3.37% 12/25/34 (e)	11,064,375	11,099,385
Series 2004-7 Class A3, 3.41% 1/25/35 (e)	3,345,418	3,362,587
Series 2005-1:
Class M1, 3.45% 5/25/35 (e)	9,705,000	9,712,375
Class M2, 3.47% 5/25/35 (e)	5,780,000	5,779,721
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M3, 3.52% 5/25/35 (e)	$ 5,825,000	$ 5,824,719
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (e)	13,170,000	13,151,615
Class M1, 3.47% 7/25/35 (e)	10,085,000	10,084,950
Series 2005-3 Class M1, 3.47% 8/25/35 (e)	9,450,000	9,450,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (e)	10,000,000	10,015,115
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (e)	22,589,000	22,631,456
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.29% 4/20/32 (e)	3,414,440	3,419,549
Series 2002-3 Class A, 3.44% 7/20/32 (e)	2,738,511	2,743,110
Series 2003-1 Class M, 3.62% 10/20/32 (e)	911,396	912,798
Series 2003-2:
Class A, 3.32% 9/20/33 (e)	3,349,275	3,356,618
Class M, 3.57% 9/20/33 (e)	1,574,995	1,578,616
Series 2004-1 Class M, 3.51% 9/20/33 (e)	3,183,762	3,190,345
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.64% 2/20/33 (e)	2,099,070	2,108,691
Series 2004-HC1:
Class A, 3.34% 2/20/34 (e)	6,511,745	6,529,358
Class M, 3.49% 2/20/34 (e)	3,937,024	3,939,674
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.5038% 1/18/11 (e)	8,850,000	8,869,373
Series 2002-2:
Class A, 3.1238% 1/18/11 (e)	9,000,000	9,013,134
Class B, 3.5038% 1/18/11 (e)	14,275,000	14,366,807
Series 2002-3 Class B, 4.2038% 9/15/09 (e)	4,150,000	4,167,352
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (e)	4,058,866	4,060,076
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (e)	13,164,203	13,166,374
Class M1, 3.49% 6/25/35 (e)	4,100,000	4,099,801
Class M2, 3.51% 6/25/35 (e)	2,775,000	2,776,050
Class M3, 3.54% 6/25/35 (e)	1,975,000	1,976,577
Class M4, 3.72% 6/25/35 (e)	4,940,000	4,950,134
Class M5, 3.75% 6/25/35 (e)	3,020,000	3,026,175
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,124,500
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (e)	58,440	58,461
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2003-2:
Class AV, 3.34% 6/25/33 (e)	$ 586,129	$ 586,624
Class M1, 3.84% 6/25/33 (e)	19,500,000	19,661,618
Series 2003-3 Class M1, 3.77% 7/25/33 (e)	7,770,000	7,842,331
Series 2004-2:
Class M1, 3.55% 6/25/34 (e)	4,275,000	4,285,859
Class M2, 4.1% 6/25/34 (e)	2,800,000	2,836,356
Series 2005-2 Class 2A2, 3.03% 4/25/35 (e)	12,000,000	12,000,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.75% 4/25/33 (e)	3,500,000	3,530,299
Class M2, 4.87% 4/25/33 (e)	1,500,000	1,537,489
Series 2004-FRE1 Class M1, 3.57% 7/25/34 (e)	5,223,000	5,249,719
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(e)	7,250,000	7,268,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (e)	30,000,000	30,056,580
Series 2001-B2 Class B2, 3.3138% 1/15/09 (e)	30,353,000	30,445,701
Series 2002-B2 Class B2, 3.3338% 10/15/09 (e)	20,000,000	20,099,864
Series 2002-B3 Class B3, 3.3538% 1/15/08 (e)	15,000,000	15,006,347
Series 2002-B4 Class B4, 3.4538% 3/15/10 (e)	14,800,000	14,931,199
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	1,530,000	1,541,248
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,130,000	1,135,915
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	705,000	710,732
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,849,889
Series 1998-G Class B, 3.3538% 2/17/09 (e)	20,000,000	20,051,362
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	2,125,000	2,124,899
Class M2, 3.57% 7/25/34 (e)	375,000	374,982
Class M3, 3.97% 7/25/34 (e)	775,000	774,962
Class M4, 4.12% 7/25/34 (e)	525,000	524,974
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.72% 7/25/34 (e)	2,321,000	2,336,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.12% 11/25/32 (e)	2,370,000	2,452,166
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	6,185,000	6,261,301
Series 2003-NC5 Class M2, 5.02% 4/25/33 (e)	2,800,000	2,842,964
Series 2003-NC6 Class M2, 4.97% 6/27/33 (e)	12,835,000	13,196,866
Series 2003-NC7:
Class M1, 3.72% 6/25/33 (e)	1,785,000	1,793,061
Class M2, 4.87% 6/25/33 (e)	1,000,000	1,019,394
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 2,350,000	$ 2,369,260
Series 2004-HE6 Class A2, 3.36% 8/25/34 (e)	9,165,498	9,167,272
Series 2004-NC2 Class M1, 3.57% 12/25/33 (e)	2,595,000	2,607,836
Series 2004-NC6 Class A2, 3.36% 7/25/34 (e)	4,167,797	4,180,069
Series 2005-1:
Class M2, 3.49% 12/25/34 (e)	4,425,000	4,434,091
Class M3, 3.54% 12/25/34 (e)	4,000,000	4,006,475
Class M4, 3.72% 12/25/34 (e)	787,000	789,565
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (e)	3,885,000	3,890,834
Class M1, 3.47% 12/25/34 (e)	1,100,000	1,104,276
Class M2, 3.49% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.46% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (e)	2,425,000	2,437,424
Class M2, 3.49% 1/25/35 (e)	2,425,000	2,430,034
Class M3, 3.53% 1/25/35 (e)	2,425,000	2,431,012
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (e)	1,510,288	1,520,488
Class M2, 4.42% 2/25/32 (e)	9,859,831	9,947,615
Series 2001-NC3 Class M2, 4.52% 10/25/31 (e)	3,122,543	3,144,289
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (e)	3,827,881	3,849,824
Class M2, 4.67% 1/25/32 (e)	1,645,000	1,655,435
Series 2002-AM3 Class A3, 3.51% 2/25/33 (e)	2,058,485	2,063,347
Series 2002-HE1 Class M1, 3.62% 7/25/32 (e)	2,700,000	2,726,769
Series 2002-HE2:
Class M1, 3.72% 8/25/32 (e)	9,925,000	9,980,615
Class M2, 4.27% 8/25/32 (e)	1,550,000	1,560,588
Series 2002-NC3 Class A3, 3.36% 8/25/32 (e)	1,005,195	1,008,059
Series 2002-NC5 Class M3, 4.82% 10/25/32 (e)	920,000	940,519
Series 2002-OP1 Class M1, 3.77% 9/25/32 (e)	1,545,000	1,556,711
Series 2003-NC1:
Class M1, 4.07% 11/25/32 (e)	2,555,000	2,576,676
Class M2, 5.07% 11/25/32 (e)	1,880,000	1,903,613
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.45% 1/25/33 (e)	865,114	865,812
Class M2, 5.02% 1/25/33 (e)	4,600,000	4,679,367
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2003-6 Class M1, 3.74% 1/25/34 (e)	$ 5,180,000	$ 5,220,884
Series 2005-1:
Class M1, 3.47% 3/25/35 (e)	4,395,000	4,416,887
Class M2, 3.5% 3/25/35 (e)	4,395,000	4,400,196
Class M3, 3.54% 3/25/35 (e)	2,120,000	2,125,062
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	16,308,306	16,324,636
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,583,241
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	1,450,000	1,451,157
Class M4, 3.995% 6/25/34 (e)	2,435,000	2,444,396
Ocala Funding LLC Series 2005-1A Class A, 4.49% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (e)	2,940,000	2,960,852
Class M2, 3.7% 9/25/34 (e)	1,755,000	1,768,378
Class M3, 4.27% 9/25/34 (e)	3,355,000	3,402,050
Class M4, 4.47% 9/25/34 (e)	4,700,000	4,779,392
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (e)	10,042,694	10,084,587
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (e)	2,775,000	2,781,319
Class M2, 3.54% 1/25/35 (e)	4,175,000	4,181,994
Class M3, 3.58% 1/25/35 (e)	3,290,000	3,299,630
Class M5, 3.9% 1/25/35 (e)	3,095,000	3,107,771
Class M6, 4% 1/25/35 (e)	2,320,000	2,323,723
Series 2005-WHQ2 Class M7, 4.3% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (e)	8,735,000	8,735,000
Class M4, 3.67% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(e)	15,000,000	15,064,706
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.62% 4/25/35 (c)(e)	1,040,000	1,040,000
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.27% 10/25/34 (e)	5,500,000	5,575,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (e)	1,234,111	1,240,472
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (e)	4,415,000	4,408,789
Series 2004-2 Class MV1, 3.6% 8/25/35 (e)	4,495,000	4,513,103
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.3788% 2/15/10 (e)	$ 10,000,000	$ 9,982,574
Series 2002-4:
Class A, 3.0838% 8/18/09 (e)	27,000,000	27,009,018
Class B, 3.3788% 8/18/09 (e)	33,300,000	33,321,538
Series 2002-5 Class B, 4.2038% 11/17/09 (e)	30,000,000	30,117,177
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.54% 2/25/34 (e)	2,910,000	2,913,885
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (e)	1,810,000	1,821,247
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (e)	1,205,735	1,205,679
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (e)	3,835,586	3,858,865
Series 2003-6HE Class A1, 3.49% 11/25/33 (e)	2,185,254	2,190,522
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	953,643	953,306
TOTAL ASSET-BACKED SECURITIES (Cost $2,217,087,667)		2,227,005,840
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 14.5%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (e)	10,878,975	10,911,763
Series 2004-4 Class 5A2, 3.42% 3/25/35 (e)	4,364,527	4,377,163
Series 2005-1 Class 5A2, 3.35% 5/25/35 (e)	7,255,982	7,268,455
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (e)	3,433,052	3,436,807
Class 6M2, 3.5% 6/25/35 (e)	10,145,000	10,152,923
Series 2005-3 Class 8A2, 3.26% 7/25/35 (e)	21,522,015	21,631,304
Series 2005-4 Class 7A2, 3.2944% 8/25/35 (e)	9,810,000	9,810,000
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (e)	22,520,030	22,520,030
Series 2005-2 Class 1A1, 3.27% 3/25/35 (e)	16,731,154	16,731,154
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.42% 5/25/33 (e)	6,737,013	6,738,413
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (e)	$ 11,840,313	$ 11,829,170
Series 2005-1 Class 2A1, 3.31% 3/25/35 (e)	15,827,013	15,831,959
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (e)	6,496,852	6,493,797
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	2,851,251	2,854,125
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (e)	2,575,485	2,573,918
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (e)	3,925,813	3,917,472
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	4,884,395	4,889,329
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (e)	7,168,318	7,176,894
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (e)	5,681,094	5,690,673
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(e)	3,750,000	3,736,192
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,742,202	5,736,990
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,453
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,095,375
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,480
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,486,537
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,287,310
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,819
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,974
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,756
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	12,001,376	12,001,376
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,569,798
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,004,883
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Home Equity Asset Trust Series 2005-3 Class 2A1, 2.99% 8/25/35 (e)	$ 8,425,000	$ 8,419,734
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (e)	4,962,865	4,983,928
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (e)	9,569,720	9,587,663
Series 2004-6 Class 1A2, 3.41% 10/25/34 (e)	4,062,087	4,057,781
Series 2005-1:
Class M1, 3.48% 4/25/35 (e)	3,455,458	3,457,618
Class M2, 3.52% 4/25/35 (e)	6,049,485	6,053,266
Class M3, 3.55% 4/25/35 (e)	1,484,387	1,485,025
Class M4, 3.77% 4/25/35 (e)	876,032	879,317
Class M5, 3.79% 4/25/35 (e)	876,032	878,769
Class M6, 3.84% 4/25/35 (e)	1,401,651	1,406,031
Series 2005-2 Class 1A2, 3.33% 4/25/35 (e)	13,928,216	13,928,216
Series 2005-3 Class A1, 3.26% 8/25/35 (e)	15,947,445	15,947,445
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(e)	5,629,000	5,629,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (e)	15,704,488	15,704,488
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (e)	5,969,000	5,956,586
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (e)	9,395,115	9,459,169
Series 2003-B Class A1, 3.36% 4/25/28 (e)	9,167,807	9,225,859
Series 2003-D Class A, 3.33% 8/25/28 (e)	8,749,659	8,773,423
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,486,911	12,501,527
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,957,642	14,983,179
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	13,316,901	13,295,212
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	10,914,115	10,894,788
Series 2004-C Class A2, 3.07% 7/25/29 (e)	15,331,987	15,296,055
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,566,788	11,582,780
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,478,493	9,454,389
Class A2D, 3.9175% 11/25/29 (e)	2,204,301	2,203,908
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,641,793	4,637,622
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,851,581	11,839,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (e)	877,630	878,022
Class M1, 3.87% 10/25/32 (e)	5,000,000	5,027,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.39% 12/25/34 (e)	$ 5,242,566	$ 5,252,168
Class A2, 3.47% 12/25/34 (e)	7,092,329	7,137,775
Series 2005-2 Class 1A1, 3.22% 5/25/35 (e)	5,390,000	5,403,475
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,750,013
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,899,128
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,488
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,246,958	5,379,394
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(e)	5,518,272	5,601,046
Class B5, 5.12% 3/10/35 (b)(e)	5,710,893	5,844,210
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (e)	3,780,825	3,796,044
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	4,485,688	4,501,612
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,857,317	12,853,221
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,936,796	11,935,498
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,474,764	7,457,591
Series 2004-10 Class A4, 2.5% 11/20/34 (e)	12,314,864	12,321,131
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,763,217	12,699,829
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	16,847,010	16,823,822
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	10,884,219	10,884,219
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,831,271	9,840,126
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater: - continued
Series 2004-6 Class A3B, 3.16% 7/20/34 (e)	$ 1,228,909	$ 1,231,239
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,865,072	8,847,042
Class A3B, 3.4525% 7/20/34 (e)	1,595,224	1,600,734
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,085,942	16,094,169
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,226,207	8,226,207
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,854,121	15,846,071
Series 2005-3 Class A1, 3.22% 5/20/35 (e)	9,950,000	9,950,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(e)	3,072,550	3,074,456
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (e)	24,082,955	24,144,997
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (e)	19,880,000	19,843,691
TOTAL PRIVATE SPONSOR		858,918,995
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.47% 11/18/30 (e)	1,258,129	1,267,831
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,767,704	2,779,965
Series 2002-89 Class F, 3.15% 1/25/33 (e)	4,130,294	4,136,274
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,261,306	5,414,067
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.37% 8/18/31 (e)	2,701,085	2,710,140
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,489,807	2,496,756
Series 2001-46 Class F, 3.37% 9/18/31 (e)	7,170,646	7,213,312
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,053,034	5,093,047
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,649,714	1,664,198
Series 2002-64 Class FE, 3.32% 10/18/32 (e)	2,461,965	2,448,146
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,006,970	2,997,713
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,150,849	9,219,548
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,639,255	3,665,308
Class EF, 3.3% 2/25/33 (e)	3,021,713	3,039,937
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	6,878,668	6,882,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	$ 1,663,327	$ 1,665,403
Series 2001-56 Class KD, 6.5% 7/25/30	409,367	409,024
Series 2001-62 Class PG, 6.5% 10/25/30	6,174,011	6,210,115
Series 2001-76 Class UB, 5.5% 10/25/13	2,415,343	2,425,636
Series 2002-16 Class QD, 5.5% 6/25/14	487,197	490,641
Series 2002-28 Class PJ, 6.5% 3/25/31	6,776,484	6,800,158
Series 2002-8 Class PD, 6.5% 7/25/30	5,324,492	5,369,878
Series 2003-17 Class PQ, 4.5% 3/25/16	2,252,713	2,249,300
Freddie Mac:
floater Series 2510 Class FE, 3.3538% 10/15/32 (e)	6,502,234	6,540,854
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,009,109	3,015,245
Series 2353 Class PC, 6.5% 9/15/15	1,915,557	1,925,462
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.1538% 7/15/31 (e)	5,671,822	5,678,223
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.3038% 7/15/17 (e)	5,013,501	5,035,619
Series 2526 Class FC, 3.3538% 11/15/32 (e)	4,186,427	4,204,464
Series 2538 Class FB, 3.3538% 12/15/32 (e)	7,249,860	7,217,477
Series 2551 Class FH, 3.4038% 1/15/33 (e)	3,688,423	3,704,652
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	14,698,243	14,797,585
Series 2394 Class ND, 6% 6/15/27	2,724,320	2,740,683
Series 2395 Class PE, 6% 2/15/30	7,981,361	8,071,912
Series 2398 Class DK, 6.5% 1/15/31	623,431	626,043
Series 2410 Class ML, 6.5% 12/15/30	3,367,647	3,398,909
Series 2420 Class BE, 6.5% 12/15/30	4,472,450	4,505,809
Series 2443 Class TD, 6.5% 10/15/30	4,561,786	4,605,320
Series 2461 Class PG, 6.5% 1/15/31	4,124,646	4,181,925
Series 2466 Class EC, 6% 10/15/27	1,216,134	1,216,012
Series 2483 Class DC, 5.5% 7/15/14	5,100,050	5,119,550
Series 2490 Class PM, 6% 7/15/28	992,366	992,495
Series 2556 Class PM, 5.5% 2/15/16	2,832,613	2,835,842
Series 2557 Class MA, 4.5% 7/15/16	714,784	714,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,720,159	428,242
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,964,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	$ 1,128,515	$ 1,131,641
Series 2480 Class QW, 5.75% 2/15/30	1,858,482	1,860,809
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.32% 5/16/23 (e)	3,229,269	3,243,954
Series 2001-50 Class FV, 3.17% 9/16/27 (e)	9,873,450	9,870,926
Series 2002-24 Class FX, 3.52% 4/16/32 (e)	2,934,817	2,964,062
Series 2002-31 Class FW, 3.37% 6/16/31 (e)	4,009,628	4,032,127
Series 2002-5 Class KF, 3.37% 8/16/26 (e)	863,567	864,792
TOTAL U.S. GOVERNMENT AGENCY		214,137,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,784,666)		1,073,056,931
Commercial Mortgage Securities - 6.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(e)	5,025,000	5,073,575
Class D, 7.0373% 8/3/10 (b)(e)	6,695,000	6,760,766
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(e)	6,448,060	6,448,558
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (b)(e)	5,038,226	5,044,749
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,066,533
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,021,076
Class K, 4.3038% 12/15/16 (b)(e)	6,659,000	6,666,023
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(e)	7,041,809	7,099,024
Series 2003-2:
Class A, 3.6% 12/25/33 (b)(e)	14,423,693	14,558,915
Class M1, 3.87% 12/25/33 (b)(e)	2,347,224	2,383,166
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	6,726,500	6,721,770
Class B, 4.92% 4/25/34 (b)(e)	698,857	703,225
Class M1, 3.58% 4/25/34 (b)(e)	611,500	612,838
Class M2, 4.22% 4/25/34 (b)(e)	524,143	527,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(e)	$ 6,555,231	$ 6,574,948
Class M1, 3.6% 8/25/34 (b)(e)	2,113,690	2,122,111
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	6,746,706	6,759,233
Class A2, 3.44% 1/25/35 (b)(e)	937,694	939,434
Class M1, 3.52% 1/25/35 (b)(e)	1,124,451	1,125,697
Class M2, 4.02% 1/25/35 (b)(e)	733,338	735,601
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.23% 4/14/15 (b)(e)	2,326,041	2,325,992
Class JFCM, 4.55% 4/14/15 (b)(e)	1,344,296	1,351,603
Class JMM, 4.45% 4/14/15 (b)(e)	1,384,053	1,382,109
Class KFCM, 4.8% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.7% 4/14/15 (b)(e)	1,253,767	1,253,166
Class LFCM, 5.2% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.5% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(e)	12,977,819	13,012,310
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,416,462
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	6,565,000	6,579,379
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(e)	1,725,000	1,730,126
Class F, 4% 1/14/16 (b)(e)	1,125,000	1,128,341
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.37% 12/12/13 (b)(e)	896,672	896,905
Class C, 3.72% 12/12/13 (b)(e)	1,793,345	1,795,091
COMM floater:
Series 2001-FL5A Class E, 4.4538% 11/15/13 (b)(e)	3,205,357	3,204,338
Series 2002-FL6:
Class F, 4.4038% 6/14/14 (b)(e)	11,163,000	11,202,179
Class G, 4.8538% 6/14/14 (b)(e)	5,000,000	5,017,674
Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(e)	942,949	943,324
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(e)	12,821,545	12,851,908
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,303
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,612
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,712
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,584
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL Class L, 5.1538% 9/15/14 (b)(e)	$ 625,000	$ 624,899
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,784
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,355
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,803
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,598
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,620
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,751
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,415
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.7038% 12/15/11 (b)(e)	3,720,000	3,692,562
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,686,490
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(e)	9,500,000	9,506,364
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,237,698
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	1,475,000	1,474,916
Class B, 3.7038% 12/15/21 (b)(e)	3,835,000	3,834,781
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(e)	7,005,000	7,008,398
Class E, 3.5038% 2/15/14 (b)(e)	2,800,000	2,805,485
Class F, 3.5538% 2/15/14 (b)(e)	2,325,000	2,330,298
Class G, 3.8038% 2/15/14 (b)(e)	1,875,000	1,879,293
Class H, 4.0538% 2/15/14 (b)(e)	1,400,000	1,406,013
Class J, 4.3538% 2/15/14 (b)(e)	750,000	753,812
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(e)	5,650,000	5,649,989
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TFLA: - continued
Class E, 3.2838% 2/15/20 (b)(e)	$ 2,055,000	$ 2,054,996
Class F, 3.3338% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.4738% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.7038% 2/15/20 (b)(e)	715,000	714,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	585,368	594,542
Series 2003-TFLA Class A2, 3.3238% 4/15/13 (b)(e)	7,205,000	7,216,491
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	2,095,000	2,036,149
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	500,000	499,317
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(e)	2,113,426	2,113,426
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.23% 5/28/20 (b)(e)	2,896,279	2,896,653
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,758
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(e)	11,700,000	11,712,396
Class B, 3.55% 12/16/14 (b)(e)	4,615,000	4,630,942
Class C, 3.65% 12/16/14 (b)(e)	4,982,000	5,003,555
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(e)	3,489,876	3,492,074
Class D, 4.39% 10/7/13 (b)(e)	1,172,220	1,173,307
Class F, 4.81% 10/7/13 (b)(e)	6,431,229	6,332,985
Class G1, 5.62% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.02% 8/5/14 (b)(e)	7,793,922	7,871,958
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.7538% 2/15/13 (b)(e)	10,495,000	10,162,324
Class D, 3.7538% 2/15/13 (b)(e)	4,000,000	3,822,620
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(e)	770,000	770,939
Class JEXB, 5.0538% 2/15/15 (b)(e)	1,300,000	1,301,586
Class KEXB, 5.4538% 2/15/15 (b)(e)	960,000	961,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(e)	$ 4,054,262	$ 4,076,835
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(e)	18,000,000	18,012,870
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(e)	7,702,080	7,702,080
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(e)	3,510,000	3,512,120
Class E, 3.4538% 3/15/14 (b)(e)	2,190,000	2,194,299
Class F, 3.5038% 3/15/14 (b)(e)	1,755,000	1,758,368
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,552
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,686,044)		406,071,672
Cash Equivalents - 32.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (h)	$ 1,417,820,978	$ 1,417,471,000
With:
Goldman Sachs & Co. at 3.1%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,149,367,925, 0.08%- 6.38%, 1/15/10 - 7/25/44) (e)(g)	266,414,785	264,995,575
Morgan Stanley & Co. at 3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,049,702,241, 0.32%- 10.75%, 12/1/09 - 7/5/35)	215,055,183	215,000,000
TOTAL CASH EQUIVALENTS (Cost $1,897,471,000)		1,897,466,575
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,985,636,739)		5,994,764,275
NET OTHER ASSETS - (1.0)%		(58,830,681)
NET ASSETS - 100%		$ 5,935,933,594
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,321,212	$ (25,254)
32 Eurodollar 90 Day Index Contracts	March 2006	31,675,200	(16,046)
16 Eurodollar 90 Day Index Contracts	June 2006	15,833,200	(12,414)
11 Eurodollar 90 Day Index Contracts	Sept. 2006	10,882,850	(6,519)
10 Eurodollar 90 Day Index Contracts	Dec. 2006	9,891,625	(6,040)
9 Eurodollar 90 Day Index Contracts	March 2007	8,901,900	(5,661)
8 Eurodollar 90 Day Index Contracts	June 2007	7,912,100	(5,332)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,922,563	(5,015)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,932,950	(4,449)
6 Eurodollar 90 Day Index Contracts	March 2008	5,932,650	(4,674)
TOTAL EURODOLLAR CONTRACTS		$ 172,206,250	$ (91,404)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (13,805)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	127,570
		$ 24,000,000	$ 113,765
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $574,410,994 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,170.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,417,471,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 216,704,391
Bank of America, National Association	92,277,933
Barclays Capital Inc.	369,111,735
Bear Stearns & Co. Inc.	57,673,708
Countrywide Securities Corporation	92,277,933
Credit Suisse First Boston LLC	46,138,967
Repurchase Agreement/ Counterparty	Value
J.P. Morgan Securities, Inc.	$ 23,069,483
Lehman Brothers Inc..	46,138,967
Morgan Stanley & Co. Incorporated.	266,452,533
UBS Securities LLC	207,625,350
$ 1,417,471,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,984,936,997. Net unrealized appreciation aggregated $9,827,278, of which $14,386,475 related to appreciated investment securities and $4,559,197 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Ultra-Short Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2005

1.816726.100

AUSB-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (f)	$ 1,230,000	$ 1,217,639
3.47% 5/24/06 (f)	800,000	800,669
		2,018,308
Media - 0.7%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	900,000	940,853
Continental Cablevision, Inc. 8.3% 5/15/06	450,000	469,206
Cox Communications, Inc.:
3.55% 12/14/07 (b)(f)	1,530,000	1,538,958
7.75% 8/15/06	360,000	375,188
Liberty Media Corp. 4.51% 9/17/06 (f)	2,350,000	2,377,871
		5,702,076
TOTAL CONSUMER DISCRETIONARY		7,720,384
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
Philip Morris Companies, Inc. 7% 7/15/05	300,000	301,906
ENERGY - 0.2%
Oil & Gas - 0.2%
Duke Energy Field Services LLC 7.5% 8/16/05	1,000,000	1,011,276
Enterprise Products Operating LP 4% 10/15/07	670,000	657,770
		1,669,046
FINANCIALS - 1.5%
Capital Markets - 0.0%
State Street Capital Trust II 3.2944% 2/15/08 (f)	300,000	300,951
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (f)	2,300,000	2,298,374
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.2025% 9/23/08 (f)	1,500,000	1,344,896
4.3948% 10/20/05 (f)	2,385,000	2,379,841
4.75% 5/19/05 (f)	765,000	765,223
		4,489,960
Real Estate - 0.5%
EOP Operating LP 8.375% 3/15/06	1,325,000	1,375,294
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
Regency Centers LP 7.125% 7/15/05	$ 400,000	$ 402,996
Simon Property Group LP 7.375% 1/20/06	2,525,000	2,587,133
		4,365,423
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (f)	1,575,000	1,575,274
Countrywide Home Loans, Inc. 3.4% 6/2/06 (f)	500,000	501,818
		2,077,092
TOTAL FINANCIALS		13,531,800
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,711,963
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	1,950,000	1,998,857
Deutsche Telekom International Finance BV 8.25% 6/15/05	1,960,000	1,971,000
France Telecom SA 7.45% 3/1/06 (a)	440,000	452,732
GTE Corp. 6.36% 4/15/06	1,000,000	1,021,807
Sprint Capital Corp.:
4.78% 8/17/06	1,000,000	1,006,867
7.125% 1/30/06	500,000	510,861
Telefonica Europe BV 7.35% 9/15/05	500,000	506,880
TELUS Corp. yankee 7.5% 6/1/07	1,000,000	1,061,848
		8,530,852
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	900,000	926,026
TOTAL TELECOMMUNICATION SERVICES		9,456,878
UTILITIES - 0.8%
Electric Utilities - 0.7%
Duke Capital LLC 6.25% 7/15/05	2,000,000	2,010,520
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(f)	1,850,000	1,849,127
Progress Energy, Inc. 6.75% 3/1/06	2,105,000	2,152,259
		6,011,906
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	$ 675,000	$ 688,785
TOTAL UTILITIES		6,700,691
TOTAL NONCONVERTIBLE BONDS (Cost $41,370,738)		41,092,668
U.S. Government Agency Obligations - 6.3%

Fannie Mae:
1.55% 5/4/05	10,000,000	9,999,110
2.15% 4/13/06 (d)	9,700,000	9,567,129
3.125% 7/15/06	35,000,000	34,770,387
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $54,581,378)		54,336,626
U.S. Government Agency - Mortgage Securities - 0.9%

Fannie Mae - 0.9%
5.5% 11/1/16 to 2/1/19	5,524,800	5,660,052
6.5% 7/1/16 to 8/1/32	548,216	572,298
7% 8/1/17 to 5/1/32	1,819,755	1,918,712
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,196,200)		8,151,062
Asset-Backed Securities - 21.9%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (f)	746,402	746,367
Series 2004-3:
Class 2A4, 3.32% 10/25/34 (f)	1,200,000	1,205,048
Class 2M3, 4.14% 10/25/34 (f)	210,000	214,396
Class 2M4, 4.37% 10/25/34 (f)	85,000	86,489
Series 2004-4:
Class A2D, 3.37% 1/25/35 (f)	482,235	483,612
Class M2, 4.37% 1/25/35 (f)	175,000	178,476
Class M3, 4.27% 1/25/35 (f)	75,000	77,378
Series 2005-1:
Class M1, 3.6% 4/25/35 (f)	1,545,000	1,546,952
Asset-Backed Securities - continued
	Principal Amount	Value
Accredited Mortgage Loan Trust: - continued
Class M2, 3.71% 4/25/35 (f)	$ 725,000	$ 726,846
ACE Securities Corp.:
Series 2002-HE2 Class M1, 3.87% 8/25/32 (f)	175,000	175,867
Series 2003-FM1 Class M2, 4.87% 11/25/32 (f)	145,000	147,304
Series 2003-HE1:
Class A2, 3.43% 11/25/33 (f)	296,255	296,688
Class M1, 3.67% 11/25/33 (f)	120,000	120,582
Class M2, 4.72% 11/25/33 (f)	75,000	76,350
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (f)	50,000	50,286
Class M2, 4.77% 6/25/33 (f)	50,000	50,987
Series 2003-NC1 Class M1, 3.8% 7/25/33 (f)	100,000	100,916
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (f)	150,000	150,019
Class M2, 4.27% 2/25/34 (f)	175,000	175,072
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (f)	215,000	215,194
Class M2, 3.47% 4/25/35 (f)	250,000	250,000
Class M3, 3.42% 4/25/35 (f)	145,000	145,000
Class M4, 3.46% 4/25/35 (f)	185,000	185,080
Class M5, 3.47% 4/25/35 (f)	170,000	170,073
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (f)	1,265,000	1,265,000
Class A2B, 3.17% 5/25/35 (f)	630,000	630,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (f)	406,159	406,266
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(f)	1,200,000	1,198,080
American Express Credit Account Master Trust:
Series 2004-1 Class B, 3.2038% 9/15/11 (f)	410,000	411,755
Series 2004-5 Class B, 3.2038% 4/16/12 (f)	2,150,000	2,157,193
Series 2004-C Class C, 3.4538% 2/15/12 (b)(f)	1,079,558	1,081,900
Series 2005-1 Class A, 2.9838% 10/15/12 (f)	2,185,000	2,185,000
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 3.3406% 11/6/09 (f)	600,000	602,635
Series 2003-BX Class A4B, 3.2506% 1/6/10 (f)	140,000	140,572
Series 2003-CF Class A3, 2.75% 10/9/07	1,000,000	997,248
Series 2004-1 Class A3, 3.22% 7/6/08	365,000	362,998
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,510,250
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class M1, 3.72% 2/25/33 (f)	105,000	105,690
Series 2002-AR1 Class M2, 4.32% 9/25/32 (f)	490,000	490,645
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-1:
Class A2, 3.43% 2/25/33 (f)	$ 28,620	$ 28,693
Class M1, 3.92% 2/25/33 (f)	100,000	101,828
Series 2003-3 Class M1, 3.82% 3/25/33 (f)	75,000	75,927
Series 2003-6:
Class AV3, 3.34% 8/25/33 (f)	28,738	28,747
Class M1, 3.78% 8/25/33 (f)	1,000,000	1,006,675
Class S, 5% 5/25/33 (h)	2,861,878	69,249
Series 2003-7 Class M1, 3.87% 8/25/33 (f)	140,000	141,185
Series 2003-AR1 Class M1, 3.73% 1/25/33 (f)	500,000	505,911
Series 2004-R2:
Class M1, 3.45% 4/25/34 (f)	85,000	84,996
Class M2, 3.5% 4/25/34 (f)	75,000	74,996
Series 2004-R9:
Class A3, 3.34% 10/25/34 (f)	1,020,000	1,023,138
Class M2, 3.67% 10/25/34 (f)	720,000	724,608
Class M4, 4.19% 10/25/34 (f)	925,000	941,897
Series 2005-R1:
Class M1, 3.47% 3/25/35 (f)	770,000	770,295
Class M2, 3.5% 3/25/35 (f)	260,000	260,098
Series 2005-R2 Class M1, 3.47% 4/25/35 (f)	1,700,000	1,700,000
Amortizing Residential Collateral Trust:
Series 2002-BC6 Class M1, 3.77% 8/25/32 (f)	100,000	100,907
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (f)	450,000	454,360
Class M2, 3.92% 10/25/32 (f)	300,000	302,302
Series 2003-BC1 Class M2, 4.12% 1/25/32 (f)	144,630	145,027
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(f)	1,500,000	1,500,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(f)	800,000	800,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (f)	800,000	826,367
Series 2003-W6 Class AV2, 3.39% 1/25/34 (f)	315,433	315,880
Series 2004-W7:
Class M1, 3.57% 5/25/34 (f)	305,000	304,985
Class M2, 3.62% 5/25/34 (f)	250,000	249,988
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 4.17% 1/25/34 (f)	230,000	233,946
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (f)	100,000	100,323
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (f)	47,484	47,519
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Class M1, 3.8538% 4/15/33 (f)	$ 1,000,000	$ 1,006,390
Series 2003-HE3 Class A2, 3.3038% 6/15/33 (f)	24,304	24,310
Series 2003-HE4:
Class A3, 3.1738% 8/15/33 (f)	42,511	42,518
Class M2, 4.9538% 8/15/33 (f)	285,000	291,438
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (f)	128,641	128,756
Series 2003-HE6 Class M1, 3.67% 11/25/33 (f)	215,000	216,635
Series 2003-HE7 Class A3, 3.3138% 12/15/33 (f)	295,591	296,810
Series 2004-HE6 Class A2, 3.38% 6/25/34 (f)	2,118,557	2,123,280
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (f)	1,105,000	1,107,320
Class M2, 3.52% 3/25/35 (f)	275,000	275,632
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (f)	465,000	467,233
Series 2002-B2 Class B2, 3.2938% 5/15/08 (f)	100,000	100,041
Series 2002-B3 Class B, 3.3138% 8/15/08 (f)	500,000	500,451
Series 2002-C1 Class C1, 3.9138% 12/15/09 (f)	675,000	683,298
Series 2002-C2 Class C2, 3.9438% 5/15/08 (f)	2,850,000	2,857,822
Series 2004-C1 Class C1, 3.4538% 11/15/11 (f)	25,000	25,139
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (f)	1,024,008	1,024,032
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (f)	265,583	266,144
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (f)	480,057	481,733
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 3.77% 9/25/34 (f)	390,000	393,506
Class M3, 4.07% 9/25/34 (f)	265,000	267,352
Class M4, 4.22% 9/25/34 (f)	225,000	228,122
Class M5, 4.42% 9/25/34 (f)	210,000	213,867
Series 2004-FR3 Class M3, 4.19% 9/25/34 (f)	845,000	856,945
Series 2004-HE9 Class M2, 4.22% 11/25/34 (f)	490,000	492,906
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (f)	905,000	906,071
Class M2, 3.77% 2/25/35 (f)	330,000	330,626
Capital Auto Receivables Asset Trust Series 2003-1 Class B, 3.4238% 6/15/10 (b)(f)	171,488	172,057
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (f)	425,000	426,318
Series 2004-B Class A4, 3.0638% 8/15/11 (f)	1,700,000	1,699,999
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 2001-1 Class B, 3.4638% 12/15/10 (f)	$ 500,000	$ 504,062
Series 2001-8A Class B, 3.5038% 8/17/09 (f)	405,000	407,514
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (f)	1,035,000	1,036,215
Series 2003-B1 Class B1, 4.1238% 2/17/09 (f)	1,135,000	1,145,236
Series 2003-B6 Class B6, 3.4838% 9/15/11 (f)	1,125,000	1,136,863
Series 2004-B1 Class B1, 3.3938% 11/15/11 (f)	1,180,000	1,186,704
Capital One Prime Auto Receivable Trust Series 2004-1 Class A3, 2.02% 11/15/07	20,000	19,830
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(f)	265,000	265,000
Class B, 3.74% 7/20/39 (b)(f)	140,000	140,000
Class C, 4.09% 7/20/39 (b)(f)	180,000	180,000
Cayman ABSC NIMS Trust Series 2004-HE2 Class A1, 6.75% 4/25/34 (b)	1,183,745	1,186,704
CDC Mortgage Capital Trust:
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (f)	299,999	304,948
Class M2, 5.27% 3/25/33 (f)	489,999	501,109
Series 2003-HE1 Class M2, 4.97% 8/25/33 (f)	215,000	218,383
Series 2003-HE2 Class A, 3.37% 10/25/33 (f)	148,779	149,316
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (f)	104,999	106,041
Class M2, 4.77% 11/25/33 (f)	80,000	81,815
Series 2003-HE4 Class A2, 3.25% 3/25/34 (f)	214,592	214,638
Series 2004-HE2 Class M2, 4.22% 7/26/34 (f)	175,000	174,991
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (f)	200,000	201,121
Series 2002-6 Class B, 3.3038% 1/15/08 (f)	150,000	150,070
Series 2004-1 Class B, 3.1538% 5/15/09 (f)	295,000	294,942
Chase Issuance Trust Series 2004-C3 Class C3, 3.4238% 6/15/12 (f)	1,645,000	1,648,505
CIT Equipment Collateral Trust Series 2005-VT1 Class C, 4.18% 11/20/12	1,317,567	1,318,806
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (f)	900,000	901,549
Series 2001-B2 Class B2, 2.93% 12/10/08 (f)	615,000	618,246
Series 2002-B1 Class B1, 3.39% 6/25/09 (f)	655,000	657,752
Series 2002-C1 Class C1, 3.76% 2/9/09 (f)	900,000	911,316
Series 2003-C1 Class C1, 3.69% 4/7/10 (f)	1,685,000	1,724,641
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (f)	80,287	80,482
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-BC1 Class M2, 5.02% 9/25/32 (f)	$ 1,025,000	$ 1,039,364
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(f)	76,078	76,514
Series 2004-2 Class M1, 3.52% 5/25/34 (f)	375,000	375,803
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (f)	9,287,034	9,247,161
Class M1, 3.52% 6/25/34 (f)	100,000	100,093
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (f)	1,220,000	1,220,000
Class MV1, 3.42% 7/25/35 (f)	435,000	434,592
Class MV2, 3.46% 7/25/35 (f)	525,000	524,754
Class MV3, 3.5% 7/25/35 (f)	215,000	214,899
Series 2005-AB1 Class A2, 3.23% 8/25/35 (f)	2,480,000	2,480,775
CS First Boston Mortgage Securities Corp.:
Series 2002-HE16 Class M2, 4.52% 10/25/32 (f)	75,000	76,276
Series 2003-8 Class A2, 3.41% 4/25/34 (f)	279,474	280,765
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (f)	397,774	397,756
Class B1, 4.82% 4/25/34 (f)	605,000	604,969
Class M3, 3.67% 4/25/34 (f)	610,000	609,971
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (f)	550,000	553,255
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 2.7067% 5/28/35 (f)	1,276,045	1,274,578
Class AB3, 2.8394% 5/28/35 (f)	1,061,658	1,062,027
Class AB8, 2.8% 5/28/35 (f)	1,151,082	1,151,623
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M1, 3.7% 11/25/33 (f)	100,000	101,009
Series 2004-1 Class M2, 4.12% 1/25/35 (f)	300,000	303,833
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (f)	1,000,000	1,000,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (f)	1,000,000	1,000,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (f)	25,000	25,099
Class M4, 3.92% 3/25/34 (f)	25,000	25,263
Class M6, 4.27% 3/25/34 (f)	25,000	25,237
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(f)	785,000	790,519
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (f)	650,000	652,921
Fremont Home Loan Trust:
Series 2004-A Class M2, 4.17% 1/25/34 (f)	375,000	374,982
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust: - continued
Series 2004-C:
Class 2A2, 3.57% 8/25/34 (f)	$ 1,000,000	$ 1,009,071
Class M1, 3.67% 8/25/34 (f)	540,000	544,232
Class M3, 4.17% 8/25/34 (f)	1,000,000	1,021,627
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (f)	1,625,000	1,627,195
Class M1, 3.45% 1/25/35 (f)	225,000	225,262
Class M2, 3.48% 1/25/35 (f)	325,000	325,488
Class M3, 3.51% 1/25/35 (f)	175,000	175,324
Class M4, 3.7% 1/25/35 (f)	125,000	125,463
Class M5, 3.72% 1/25/35 (f)	125,000	125,506
Class M6, 3.8% 1/25/35 (f)	150,000	150,326
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(f)	301,514	303,594
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (f)	80,000	80,090
Class C, 3.8838% 8/15/08 (f)	295,000	296,389
Series 6 Class B, 3.1438% 2/17/09 (f)	75,000	75,078
GSAMP Trust:
Series 2002-NC1 Class A2, 3.34% 7/25/32 (f)	41,242	41,700
Series 2003-FM1 Class M1, 3.81% 3/20/33 (f)	750,000	759,881
Series 2004-AHL:
Class A2D, 3.38% 8/25/34 (f)	2,765,823	2,776,437
Class M2, 4.17% 8/25/34 (f)	250,000	253,822
Series 2004-FF3 Class M2, 4.16% 5/25/34 (f)	370,000	376,568
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (f)	195,000	194,991
Class M2, 4.42% 11/25/33 (f)	135,000	137,398
Series 2004-FM2 Class M1, 3.52% 1/25/34 (f)	250,000	249,988
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (f)	320,000	319,985
Class M2, 4.17% 5/25/34 (f)	150,000	151,753
Class M3, 4.42% 5/25/34 (f)	100,000	101,649
Series 2005-HE2 Class M, 3.45% 3/25/35 (f)	1,220,000	1,217,892
Series 2005-NC1:
Class A1, 3.14% 2/25/35 (f)	974,034	974,160
Class M1, 3.47% 2/25/35 (f)	1,205,000	1,206,549
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(f)	2,100,000	2,097,516
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 4.85% 9/20/09 (b)(f)	1,700,000	1,700,000
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2002-3 Class A5, 3.46% 2/25/33 (f)	$ 9,503	$ 9,507
Series 2002-4:
Class A3, 3.5% 3/25/33 (f)	72,575	72,653
Class M2, 5.07% 3/25/33 (f)	125,000	126,930
Series 2002-5:
Class A3, 3.54% 5/25/33 (f)	115,064	115,809
Class M1, 4.22% 5/25/33 (f)	200,000	204,421
Series 2003-1:
Class A2, 3.49% 6/25/33 (f)	272,190	272,727
Class M1, 4.02% 6/25/33 (f)	300,000	301,830
Series 2003-2:
Class A2, 3.4% 8/25/33 (f)	16,166	16,233
Class M1, 3.9% 8/25/33 (f)	80,000	81,068
Series 2003-3:
Class A2, 3.38% 8/25/33 (f)	102,054	102,475
Class M1, 3.88% 8/25/33 (f)	330,000	334,004
Series 2003-4:
Class M1, 3.82% 10/25/33 (f)	170,000	171,606
Class M2, 4.92% 10/25/33 (f)	200,000	202,756
Series 2003-5:
Class A2, 3.37% 12/25/33 (f)	398,531	400,101
Class M1, 3.72% 12/25/33 (f)	160,000	161,433
Class M2, 4.75% 12/25/33 (f)	70,000	71,975
Series 2003-7 Class A2, 3.4% 3/25/34 (f)	759,334	761,115
Series 2003-8 Class M1, 3.74% 4/25/34 (f)	260,000	262,223
Series 2004-4 Class A2, 3.34% 10/25/34 (f)	839,644	842,967
Series 2004-6 Class A2, 3.37% 12/25/34 (f)	1,383,047	1,387,423
Series 2005-1:
Class M1, 3.45% 5/25/35 (f)	1,270,000	1,270,965
Class M2, 3.47% 5/25/35 (f)	1,410,000	1,409,932
Class M3, 3.52% 5/25/35 (f)	760,000	759,963
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (f)	1,830,000	1,827,445
Class M1, 3.47% 7/25/35 (f)	890,000	889,996
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (f)	500,000	500,756
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (f)	300,000	300,564
Household Home Equity Loan Trust:
Series 2002-3 Class A, 3.44% 7/20/32 (f)	66,820	66,932
Series 2003-1 Class M, 3.62% 10/20/32 (f)	47,048	47,121
Asset-Backed Securities - continued
	Principal Amount	Value
Household Home Equity Loan Trust: - continued
Series 2003-2:
Class A, 3.32% 9/20/33 (f)	$ 222,142	$ 222,629
Class M, 3.57% 9/20/33 (f)	105,357	105,599
Series 2004-1 Class M, 3.51% 9/20/33 (f)	293,603	294,211
Household Mortgage Loan Trust:
Series 2002-HC1 Class M, 3.64% 5/20/32 (f)	63,224	63,302
Series 2003-HC1 Class M, 3.64% 2/20/33 (f)	103,142	103,614
Series 2003-HC2 Class M, 3.59% 6/20/33 (f)	180,838	181,014
Series 2004-HC1:
Class A, 3.34% 2/20/34 (f)	719,456	721,402
Class M, 3.49% 2/20/34 (f)	436,337	436,631
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class A, 3.1238% 1/18/11 (f)	1,000,000	1,001,459
Series 2002-3 Class B, 4.2038% 9/15/09 (f)	150,000	150,627
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (f)	213,625	213,688
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (f)	1,791,635	1,791,930
Class M1, 3.49% 6/25/35 (f)	550,000	549,973
Class M2, 3.51% 6/25/35 (f)	375,000	375,142
Class M3, 3.54% 6/25/35 (f)	250,000	250,200
Class M4, 3.72% 6/25/35 (f)	672,000	673,379
Class M5, 3.75% 6/25/35 (f)	410,000	410,838
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (f)	311,804	312,980
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (f)	2,617	2,618
Series 2003-2 Class M1, 3.84% 6/25/33 (f)	500,000	504,144
Series 2003-3 Class M1, 3.77% 7/25/33 (f)	340,000	343,165
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 1A4, 3.51% 11/25/34 (f)	225,321	226,288
MASTR Asset Backed Securities Trust Series 2004-FRE1 Class M1, 3.57% 7/25/34 (f)	485,000	487,481
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(f)	1,000,000	1,002,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (f)	1,250,000	1,252,358
Series 2001-B2 Class B2, 3.3138% 1/15/09 (f)	1,000,000	1,003,054
Series 2002-B2 Class B2, 3.3338% 10/15/09 (f)	1,034,000	1,039,163
Series 2002-B4 Class B4, 3.4538% 3/15/10 (f)	630,000	635,585
Series 2003-B2 Class B2, 3.3438% 10/15/10 (f)	125,000	125,919
Series 2003-B3 Class B3, 3.3288% 1/18/11 (f)	1,550,000	1,558,113
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Credit Card Master Note Trust: - continued
Series 2003-B5 Class B5, 3.3238% 2/15/11 (f)	$ 2,000,000	$ 2,016,260
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (f)	200,000	201,279
Series 1998-G Class B, 3.3538% 2/17/09 (f)	500,000	501,284
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (f)	150,000	149,993
Class M2, 3.57% 7/25/34 (f)	25,000	24,999
Class M3, 3.97% 7/25/34 (f)	50,000	49,998
Class M4, 4.12% 7/25/34 (f)	50,000	49,998
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 4.17% 1/25/35 (f)	150,000	152,816
Series 2004-HE2:
Class A1B, 3.49% 8/25/35 (f)	802,420	805,473
Class A2B, 3.4% 8/25/35 (f)	1,510,000	1,518,051
Series 2005-NC1 Class A2A, 3.13% 10/25/35 (f)	120,612	120,625
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.12% 12/27/32 (f)	125,000	126,639
Series 2003-HE1 Class M2, 4.92% 5/25/33 (f)	325,000	329,009
Series 2003-NC5 Class M2, 5.02% 4/25/33 (f)	200,000	203,069
Series 2003-NC6 Class M2, 4.97% 6/27/33 (f)	630,000	647,762
Series 2003-NC8 Class M1, 3.72% 9/25/33 (f)	120,000	120,983
Series 2003-NC10 Class M1, 3.7% 10/25/33 (f)	830,000	833,998
Series 2004-HE6 Class A2, 3.36% 8/25/34 (f)	1,527,583	1,527,879
Series 2004-NC2 Class M1, 3.57% 12/25/33 (f)	375,000	376,855
Series 2004-NC6 Class A2, 3.36% 7/25/34 (f)	420,114	421,351
Series 2004-NC7 Class A3, 3.32% 7/25/34 (f)	2,000,000	2,005,009
Series 2005-1:
Class M2, 3.49% 12/25/34 (f)	570,000	571,171
Class M3, 3.54% 12/25/34 (f)	525,000	525,850
Class M4, 3.72% 12/25/34 (f)	100,000	100,326
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (f)	505,000	505,758
Class M1, 3.47% 12/25/34 (f)	150,000	150,583
Class M2, 3.49% 12/25/34 (f)	385,000	387,827
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (f)	370,000	370,000
Class M2, 3.46% 1/25/35 (f)	265,000	265,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (f)	325,000	326,665
Class M2, 3.49% 1/25/35 (f)	325,000	325,675
Class M3, 3.53% 1/25/35 (f)	325,000	325,806
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (f)	$ 710,724	$ 715,524
Class M2, 4.42% 2/25/32 (f)	485,730	490,054
Series 2001-NC1 Class M2, 4.09% 10/25/31 (f)	66,931	67,013
Series 2001-NC2 Class B1, 4.97% 1/25/32 (f)	219,968	219,689
Series 2001-NC3 Class M2, 4.52% 10/25/31 (f)	166,093	167,249
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (f)	136,710	137,494
Class M2, 4.67% 1/25/32 (f)	105,000	105,666
Series 2002-AM3 Class A3, 3.51% 2/25/33 (f)	41,170	41,267
Series 2002-HE1 Class M1, 3.62% 7/25/32 (f)	145,000	146,438
Series 2002-HE2 Class M2, 4.27% 8/25/32 (f)	100,000	100,683
Series 2002-NC3 Class M1, 3.74% 8/25/32 (f)	100,000	100,998
Series 2002-NC4 Class M2, 4.62% 9/25/32 (f)	75,000	75,915
Series 2002-OP1 Class M1, 3.77% 9/25/32 (f)	95,000	95,720
Series 2003-NC1 Class M2, 5.07% 11/25/32 (f)	130,000	131,633
Series 2003-NC2:
Class A3, 3.45% 2/25/33 (f)	432,344	432,769
Class M2, 5.02% 2/25/33 (f)	165,000	168,264
Navistar Financial Corp. Owner Trust Series 2001-B Class B, 4.83% 11/17/08	415,561	415,930
New Century Home Equity Loan Trust:
Series 2003-2 Class A2, 3.45% 1/25/33 (f)	30,587	30,612
Series 2005-1:
Class M1, 3.47% 3/25/35 (f)	595,000	597,963
Class M2, 3.5% 3/25/35 (f)	595,000	595,703
Class M3, 3.54% 3/25/35 (f)	290,000	290,692
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (f)	815,415	816,232
Series 2004-A Class A4A, 3.0238% 6/15/10 (f)	1,325,000	1,326,660
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (f)	100,000	100,080
Class M4, 3.995% 6/25/34 (f)	170,000	170,656
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 3.47% 12/25/33 (f)	418,900	419,909
Onyx Acceptance Owner Trust Series 2003-D Class A3, 2.4% 12/15/07	362,425	360,962
Option One Mortgage Loan Trust Series 2003-6 Class M1, 3.67% 11/25/33 (f)	1,025,000	1,032,272
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (b)	1,015,728	1,014,205
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities Nims Trust Series 2004-MHQ1:
Class A, 2.487% 12/25/34 (b)	$ 66,512	$ 66,533
Class B, 3.474% 12/25/34 (b)	220,000	219,450
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 4.12% 1/25/35 (f)	945,000	967,848
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (f)	270,000	271,915
Class M2, 3.7% 9/25/34 (f)	160,000	161,220
Class M3, 4.27% 9/25/34 (f)	310,000	314,347
Class M4, 4.47% 9/25/34 (f)	435,000	442,348
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (f)	1,124,182	1,128,872
Series 2004-WWF1 Class A5, 3.49% 1/25/35 (f)	568,891	572,364
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (f)	360,000	360,820
Class M2, 3.54% 1/25/35 (f)	1,130,000	1,131,893
Class M3, 3.58% 1/25/35 (f)	425,000	426,244
Class M5, 3.9% 1/25/35 (f)	400,000	401,651
Class M6, 4% 1/25/35 (f)	300,000	300,481
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (f)	1,265,000	1,265,000
Class M4, 3.67% 5/25/35 (f)	870,000	870,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(f)	400,000	401,725
Residental Asset Securities Corp. Series 2004-KS10:
Class AI2, 3.34% 3/25/29 (f)	50,000	50,194
Class M2, 4.17% 11/25/34 (f)	395,000	396,793
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 4.27% 10/25/34 (f)	1,300,000	1,317,783
Series 2004-RS6:
Class 2M2, 4.32% 6/25/34 (f)	250,000	249,988
Class 2M3, 4.47% 6/25/34 (f)	250,000	249,988
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (f)	50,966	51,229
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (f)	640,000	639,100
Series 2004-2 Class MV1, 3.6% 8/25/35 (f)	415,000	416,671
Sears Credit Account Master Trust II:
Series 2002-4:
Class A, 3.0838% 8/18/09 (f)	800,000	800,267
Class B, 3.3788% 8/18/09 (f)	1,080,000	1,080,699
Series 2002-5 Class B, 4.2038% 11/17/09 (f)	500,000	501,953
Asset-Backed Securities - continued
	Principal Amount	Value
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M1, 3.67% 8/25/34 (f)	$ 1,000,000	$ 1,002,719
Series 2003-BC4 Class M1, 3.62% 11/25/34 (f)	260,000	261,616
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (f)	91,741	91,736
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(f)	675,000	675,527
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (f)	421,914	424,475
Series 2003-6HE Class A1, 3.49% 11/25/33 (f)	148,864	149,223
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	47,682	47,665
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	579,637	578,017
Series 2004-4 Class D, 3.58% 5/17/12	550,000	545,677
Series 2005-1 Class D, 4.09% 8/15/12	495,000	492,012
TOTAL ASSET-BACKED SECURITIES (Cost $189,237,489)		189,826,865
Collateralized Mortgage Obligations - 14.4%

Private Sponsor - 11.5%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (f)	1,673,688	1,678,733
Series 2004-4 Class 5A2, 3.42% 3/25/35 (f)	528,517	530,047
Series 2005-1 Class 5A2, 3.35% 5/25/35 (f)	944,429	946,053
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (f)	473,524	474,042
Class 6M2, 3.5% 6/25/35 (f)	1,375,000	1,376,074
Series 2005-3 Class 8A2, 3.26% 7/25/35 (f)	2,990,531	3,005,717
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (f)	2,904,275	2,904,275
Series 2005-2 Class 1A1, 3.27% 3/25/35 (f)	2,390,165	2,390,165
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (f)	986,693	985,764
Series 2005-1 Class 2A1, 3.31% 3/25/35 (f)	2,164,789	2,165,466
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (f)	464,061	463,843
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (f)	200,316	200,518
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (f)	325,858	325,166
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (f)	415,206	415,626
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
CS First Boston Mortgage Securities Corp.: - continued
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (f)	$ 685,403	$ 686,224
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (f)	615,367	616,404
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(f)	235,000	234,135
Fieldstone Mortgage Investment Corp. floater Series 2004-1 Class 2A, 3.31% 1/25/35 (f)	1,830,402	1,830,021
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (f)	769,247	768,549
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (f)	700,000	699,891
Class B1, 3.18% 12/20/54 (f)	950,000	949,406
Class M1, 3.28% 12/20/54 (f)	700,000	699,563
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (f)	95,000	95,030
Class 1C, 3.95% 3/20/44 (f)	280,000	281,400
Class 1M, 3.46% 3/20/44 (f)	130,000	130,186
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (f)	500,000	500,012
Class 1B, 3.22% 6/20/44 (f)	100,000	100,039
Class 1C, 3.75% 6/20/44 (f)	365,000	365,941
Class 1M, 3.33% 6/20/44 (f)	2,185,000	2,186,536
Series 2004-3:
Class 1B, 3.21% 9/20/44 (f)	200,000	200,078
Class 1C, 3.64% 9/20/44 (f)	605,000	606,785
Class 1M, 3.32% 9/20/44 (f)	100,000	100,063
GSAMP Trust floater Series 2004-11 Class 2A1, 3.35% 12/20/34 (f)	2,148,723	2,150,661
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (f)	195,000	195,746
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (f)	1,400,000	1,400,273
Class B, 3.1063% 7/15/40 (f)	190,000	190,059
Class C, 3.8606% 7/15/40 (f)	775,000	778,391
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (f)	1,353,509	1,359,253
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (f)	1,115,352	1,117,443
Series 2004-6 Class 1A2, 3.41% 10/25/34 (f)	419,071	418,627
Series 2005-1:
Class M1, 3.48% 4/25/35 (f)	462,350	462,639
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust: - continued
Class M2, 3.52% 4/25/35 (f)	$ 817,630	$ 818,141
Class M3, 3.55% 4/25/35 (f)	199,541	199,626
Class M4, 3.77% 4/25/35 (f)	121,671	122,127
Class M5, 3.79% 4/25/35 (f)	121,671	122,051
Class M6, 3.84% 4/25/35 (f)	189,807	190,400
Series 2005-2 Class 1A2, 3.33% 4/25/35 (f)	1,876,852	1,876,852
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(f)	815,000	815,000
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2544% 8/25/17 (f)	812,676	839,228
MASTR Adjustable Rate Mortgages Trust:
floater:
Series 2004-11:
Class 2A1, 3.4% 11/25/34 (f)	1,102,202	1,103,158
Class 2A2, 3.46% 11/25/34 (f)	242,649	243,143
Series 2005-1 Class 1A1, 3.12% 3/25/35 (f)	2,142,613	2,142,613
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (f)	3,000,000	2,993,761
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 3.41% 3/25/28 (f)	357,787	360,227
Class 2A2, 3.5525% 3/25/28 (f)	127,781	128,617
Series 2003-B Class A1, 3.36% 4/25/28 (f)	333,254	335,364
Series 2003-D Class A, 3.33% 8/25/28 (f)	1,636,115	1,640,559
Series 2003-E Class A2, 3.4425% 10/25/28 (f)	713,538	714,373
Series 2003-F Class A2, 3.7075% 10/25/28 (f)	747,882	749,159
Series 2004-A Class A2, 3.6175% 4/25/29 (f)	936,282	934,757
Series 2004-B Class A2, 2.8669% 6/25/29 (f)	943,491	941,821
Series 2004-C Class A2, 3.07% 7/25/29 (f)	1,307,280	1,304,217
Series 2004-D Class A2, 3.4725% 9/25/29 (f)	1,294,790	1,296,580
Series 2004-E Class A2D, 3.9175% 11/25/29 (f)	1,322,580	1,322,345
Series 2004-G Class A2, 3.07% 11/25/29 (f)	564,672	564,164
Series 2005-A Class A2, 3.38% 2/25/30 (f)	1,611,617	1,609,906
Series 2003-G Class XA1, 1% 1/25/29 (h)	2,857,014	40,345
MortgageIT Trust floater Series 2004-2:
Class A1, 3.39% 12/25/34 (f)	632,317	633,475
Class A2, 3.47% 12/25/34 (f)	854,099	859,572
Permanent Financing No. 1 PLC floater Series 1:
Class 2C, 3.64% 6/10/42 (f)	2,000,000	2,005,745
Class 3C, 4.17% 6/10/42 (f)	1,700,000	1,707,318
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (f)	$ 1,205,000	$ 1,218,462
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (f)	1,145,000	1,150,613
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (f)	260,000	260,000
Series 2 Class C, 3.11% 6/10/42 (f)	390,000	392,072
Series 3 Class C, 3.28% 6/10/42 (f)	825,000	835,055
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (f)	500,000	500,078
Class 2C, 2.91% 6/10/42 (f)	650,000	649,822
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (f)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (f)	545,000	545,000
Class 2C, 3.3437% 6/10/42 (f)	1,140,000	1,140,000
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	338,068	346,601
Series 2004-SL2 Class A1, 6.5% 10/25/16	147,901	151,247
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(f)	96,795	98,247
Class B5, 5.12% 3/10/35 (b)(f)	96,795	99,054
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (f)	159,293	159,934
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(f)	235,499	236,335
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)	9,834,416	84,176
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (f)	642,866	642,661
Series 2003-7 Class A2, 2.885% 1/20/34 (f)	343,209	343,171
Series 2004-1 Class A, 3.2025% 2/20/34 (f)	509,295	508,125
Series 2004-10 Class A4, 2.5% 11/20/34 (f)	1,496,810	1,497,572
Series 2004-12 Class 1A2, 3% 1/20/35 (f)	2,261,573	2,264,127
Series 2004-4 Class A, 2.4613% 5/20/34 (f)	1,922,856	1,920,210
Series 2004-5 Class A3, 2.82% 6/20/34 (f)	621,955	621,955
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (f)	819,273	820,011
Class A3B, 3.16% 7/20/34 (f)	1,638,545	1,641,652
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (f)	840,021	838,312
Class A3B, 3.4525% 7/20/34 (f)	1,631,108	1,636,742
Series 2004-8 Class A2, 3.45% 9/20/34 (f)	2,539,886	2,541,185
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2005-1 Class A2, 3.1688% 2/20/35 (f)	$ 1,076,779	$ 1,076,779
Series 2005-2 Class A2, 3.36% 3/20/35 (f)	2,223,444	2,222,315
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(f)	277,624	277,796
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (f)	3,065,103	3,073,000
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	190,194	191,114
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	86,681	90,262
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (f)	2,575,000	2,570,297
TOTAL PRIVATE SPONSOR		100,243,470
U.S. Government Agency - 2.9%
Fannie Mae:
floater Series 2002-89 Class F, 3.15% 1/25/33 (f)	172,096	172,345
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	888,524	903,892
Series 1994-81 Class PJ, 8% 7/25/23	21,539	21,497
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2002-11 Class QF, 3.35% 3/25/32 (f)	217,335	219,056
Series 2002-36 Class FT, 3.35% 6/25/32 (f)	209,676	211,517
Series 2002-64 Class FE, 3.32% 10/18/32 (f)	111,401	110,776
Series 2002-74 Class FV, 3.3% 11/25/32 (f)	136,210	137,233
Series 2003-11:
Class DF, 3.3% 2/25/33 (f)	121,308	122,177
Class EF, 3.3% 2/25/33 (f)	87,586	88,114
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30	86,714	87,221
Series 2002-11 Class QB, 5.5% 3/25/15	669,747	677,341
Series 2002-28 Class PJ, 6.5% 3/25/31	1,126,130	1,130,065
Series 2002-52 Class PA, 6% 4/25/31	27,369	27,545
Series 2002-8 Class PD, 6.5% 7/25/30	372,413	375,587
Series 2003-17 Class PQ, 4.5% 3/25/16	163,642	163,394
Series 2003-32 Class PB, 3% 6/25/16	898,264	892,905
Series 2002-50 Class LE, 7% 12/25/29	149,108	150,657
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	612,598	25,742
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac planned amortization class:
Series 2091 Class PP, 6% 2/15/27	$ 230,172	$ 230,641
Series 2256 Class MB, 7.25% 5/15/30	44,249	44,248
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 3.3538% 11/15/32 (f)	42,287	42,469
Series 2538 Class FB, 3.3538% 12/15/32 (f)	241,540	240,461
Series 2551 Class FH, 3.4038% 1/15/33 (f)	112,141	112,634
planned amortization class:
Series 2136 Class PQ, 6.5% 10/15/27	55,405	55,354
Series 2316 Class PB, 6.5% 9/15/30	488,680	491,403
Series 2376 Class JC, 5.5% 2/15/14	13,480	13,463
Series 2394 Class ND, 6% 6/15/27	201,574	202,785
Series 2395 Class PE, 6% 2/15/30	895,507	905,666
Series 2398 Class DK, 6.5% 1/15/31	155,858	156,511
Series 2410 Class ML, 6.5% 12/15/30	377,751	381,257
Series 2420 Class BE, 6.5% 12/15/30	320,497	322,887
Series 2443 Class TD, 6.5% 10/15/30	330,892	334,050
Series 2461 Class PG, 6.5% 1/15/31	288,225	292,228
Series 2466 Class EC, 6% 10/15/27	88,515	88,506
Series 2473 Class JB, 5.5% 2/15/29	38,242	38,198
Series 2483 Class DC, 5.5% 7/15/14	364,377	365,771
Series 2490 Class PM, 6% 7/15/28	73,514	73,523
Series 2496 Class OC, 5.5% 9/15/14	1,354,845	1,364,895
Series 2543 CLass PM, 5.5% 8/15/18	1,000,000	1,013,292
Series 2557 Class MA, 4.5% 7/15/16	52,810	52,810
Series 2614 Class IC, 4.5% 12/15/10 (h)	2,353,357	98,569
Series 2676:
Class KN, 3% 12/15/13	2,135,134	2,112,870
Class QA, 3% 8/15/16	1,550,000	1,536,686
Series 2683 Class UH, 3% 3/15/19	4,034,168	3,997,890
Series 2748 Class IB, 4.5% 3/15/10 (h)	1,453,475	56,212
Series 2776 Class UJ, 4.5% 5/15/20 (h)	635,587	35,256
Series 2828 Class JA, 4.5% 1/15/10	1,615,000	1,626,423
sequential pay:
Series 2285 Class VB, 6.5% 10/15/16	26,640	26,638
Series 2430 Class ZE, 6.5% 8/15/27	128,011	128,365
Series 2478 Class AF, 6% 8/15/30	358,934	359,220
Series 2480 Class QW, 5.75% 2/15/30	130,476	130,639
Series 1803 Class A, 6% 12/15/08	267,231	273,837
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2907 Class HZ, 5% 12/15/34	$ 1,437,982	$ 1,442,835
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 3.37% 1/16/27 (f)	153,630	154,508
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	459,171	467,803
TOTAL U.S. GOVERNMENT AGENCY		24,787,867
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $125,169,547)		125,031,337
Commercial Mortgage Securities - 3.9%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(f)	565,000	570,462
Class D, 7.0373% 8/3/10 (b)(f)	750,000	757,367
Banc of America Large Loan, Inc.:
floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(f)	64,481	64,486
Series 2003-BBA2:
Class A3, 3.2738% 11/15/15 (b)(f)	340,000	340,440
Class C, 3.4238% 11/15/15 (b)(f)	70,000	70,315
Class D, 3.5038% 11/15/15 (b)(f)	110,000	110,640
Class F, 3.8538% 11/15/15 (b)(f)	80,000	80,576
Class H, 4.3538% 11/15/15 (b)(f)	70,000	70,508
Class J, 4.9038% 11/15/15 (b)(f)	70,000	70,550
Class K, 5.5538% 11/15/15 (b)(f)	65,000	65,543
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(f)	290,000	290,215
Class J, 4.0538% 12/15/16 (b)(f)	140,000	140,148
Class K, 4.3038% 12/15/16 (b)(f)	250,000	250,264
Series 2005-BOCA Class X1, 1.018% 12/15/16 (b)(h)	109,061,667	1,367,535
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(f)	352,261	355,124
Series 2003-2 Class A, 3.6% 12/25/33 (b)(f)	927,154	935,846
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(f)	524,143	523,774
Class B, 4.92% 4/25/34 (b)(f)	87,357	87,903
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(f)	$ 595,930	$ 597,723
Class M1, 3.6% 8/25/34 (b)(f)	190,884	191,644
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(f)	831,116	832,659
Class A2, 3.44% 1/25/35 (b)(f)	97,778	97,960
Class M1, 3.52% 1/25/35 (b)(f)	146,668	146,830
Class M2, 4.02% 1/25/35 (b)(f)	97,778	98,080
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A Class A1, 3.23% 4/14/15 (b)(f)	108,549	108,546
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(f)	355,557	356,502
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(f)	960,000	960,135
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(f)	565,000	566,238
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(f)	125,000	125,371
Class F, 4% 1/14/16 (b)(f)	75,000	75,223
COMM floater:
Series 2002-FL7:
Class A2, 3.3038% 11/15/14 (b)(f)	31,347	31,359
Class C, 3.4538% 11/15/14 (b)(f)	555,000	555,559
Class F, 4.2538% 11/15/14 (b)(f)	1,000,000	1,003,446
Class H, 5.2038% 11/15/14 (b)(f)	150,000	150,154
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(f)	873,034	875,101
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(f)	635,000	635,765
Class G, 3.9338% 9/15/14 (b)(f)	150,000	150,180
Class H, 4.0338% 9/15/14 (b)(f)	160,000	160,192
Class J, 4.5538% 9/15/14 (b)(f)	55,000	55,066
Class K, 4.9538% 9/15/14 (b)(f)	85,000	85,101
Class L, 5.1538% 9/15/14 (b)(f)	70,000	69,989
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(f)	47,457	47,501
Class D, 3.5038% 7/15/16 (b)(f)	103,556	103,578
Class E, 3.7038% 7/15/16 (b)(f)	73,342	73,379
Class F, 3.7538% 7/15/16 (b)(f)	77,661	77,724
Class H, 4.2538% 7/15/16 (b)(f)	228,630	228,870
Class J, 4.4038% 7/15/16 (b)(f)	86,255	86,345
Class K, 5.3038% 7/15/16 (b)(f)	1,488,005	1,487,781
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(f)	$ 1,005,000	$ 1,005,000
Class C, 3.2238% 4/15/17 (b)(f)	425,000	425,000
Class D, 3.2638% 4/15/17 (b)(f)	345,000	345,000
Class E, 3.3238% 4/15/17 (b)(f)	260,000	260,000
Class F, 3.3638% 4/15/17 (b)(f)	145,000	145,000
Class G, 3.5038% 4/15/17 (b)(f)	145,000	145,000
Class H, 3.5738% 4/15/17 (b)(f)	145,000	145,000
Class I, 3.8038% 4/15/17 (b)(f)	50,000	50,000
Class MOA3, 3.2538% 3/15/20 (b)(f)	650,000	650,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(f)	255,000	255,797
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(f)	700,000	700,469
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(f)	1,000,000	1,000,686
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(f)	175,000	174,990
Class B, 3.7038% 12/15/21 (b)(f)	455,000	454,974
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(f)	505,000	505,245
Class E, 3.5038% 2/15/14 (b)(f)	200,000	200,392
Class F, 3.5538% 2/15/14 (b)(f)	175,000	175,399
Class G, 3.8038% 2/15/14 (b)(f)	125,000	125,286
Class H, 4.0538% 2/15/14 (b)(f)	100,000	100,429
Class J, 4.3538% 2/15/14 (b)(f)	50,000	50,254
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(f)	800,000	799,998
Class E, 3.2838% 2/15/20 (b)(f)	290,000	289,999
Class F, 3.3338% 2/15/20 (b)(f)	250,000	250,000
Class G, 3.4738% 2/15/20 (b)(f)	70,000	70,000
Class H, 3.7038% 2/15/20 (b)(f)	100,000	100,000
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(f)	145,000	140,927
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(f)	103,094	103,094
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(f)	420,000	415,178
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater:
Series 2003-C4A Class H, 5.91% 7/11/15 (b)(f)	406,693	408,600
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust: - continued
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(f)	$ 1,085,000	$ 1,086,150
Class C, 3.65% 12/16/14 (b)(f)	110,000	110,476
Series 2003-LLFA Class K1, 5.5% 12/16/14 (b)(f)	435,000	435,722
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X, 0.142% 11/15/10 (b)(f)(h)	417,400,000	669,551
Morgan Stanley Dean Witter Capital I Trust floater Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(f)	640,538	640,941
Class F, 4.81% 10/7/13 (b)(f)	544,671	536,351
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA Class C, 3.7538% 2/15/13 (b)(f)	1,000,000	968,302
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(f)	30,000	30,037
Class JEXB, 5.0538% 2/15/15 (b)(f)	50,000	50,061
Class KEXB, 5.4538% 2/15/15 (b)(f)	40,000	40,049
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(f)	545,856	548,895
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(f)	500,000	500,358
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(f)	555,653	555,653
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(f)	255,000	255,154
Class E, 3.4538% 3/15/14 (b)(f)	160,000	160,314
Class F, 3.5038% 3/15/14 (b)(f)	130,000	130,250
Class G, 3.7338% 3/15/14 (b)(f)	65,000	65,190
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(f)	245,000	245,000
Class KHP2, 3.5038% 1/15/18 (b)(f)	245,000	245,000
Class KHP3, 3.8038% 1/15/18 (b)(f)	290,000	290,000
Class KHP4, 3.9038% 1/15/18 (b)(f)	225,000	225,000
Class KHP5, 4.1038% 1/15/18 (b)(f)	260,000	260,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $33,743,963)		33,725,868
Fixed-Income Funds - 33.2%
	Shares	Value
Fidelity Ultra-Short Central Fund (g) (Cost $288,099,439)	2,897,815	$ 288,390,589
Cash Equivalents - 14.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (i) (Cost $129,624,000)	$ 129,656,005	129,624,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $870,022,754)		870,179,015
NET OTHER ASSETS - (0.2)%		(1,366,577)
NET ASSETS - 100%		$ 868,812,438
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
113 Eurodollar 90 Day Index Contracts	June 2005	$ 112,032,438	$ (206,265)
114 Eurodollar 90 Day Index Contracts	Sept. 2005	112,932,675	(164,956)
112 Eurodollar 90 Day Index Contracts	Dec. 2005	110,898,200	(92,711)
112 Eurodollar 90 Day Index Contracts	March 2006	110,863,200	(147,648)
TOTAL EURODOLLAR CONTRACTS			(611,580)
Sold
Eurodollar Contracts
3 Eurodollar 90 Day Index Contracts	June 2006	2,968,725	(1,389)
3 Eurodollar 90 Day Index Contracts	Sept. 2006	2,968,050	(1,239)
2 Eurodollar 90 Day Index Contracts	Dec. 2006	1,978,325	492
2 Eurodollar 90 Day Index Contracts	March 2007	1,978,200	242
1 Eurodollar 90 Day Index Contracts	June 2007	989,013	(667)
1 Eurodollar 90 Day Index Contracts	Sept. 2007	988,938	(717)
1 Eurodollar 90 Day Index Contracts	Dec. 2007	988,825	(754)
1 Eurodollar 90 Day Index Contracts	March 2008	988,775	(779)
TOTAL EURODOLLAR CONTRACTS			(4,811)
			$ (616,391)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)

	March 2010	$ 2,000,000	$ (8,236)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2010	2,000,000	(8,236)
Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%	June 2007	1,000,000	(986)
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	2,000,000	32,808
		$ 7,000,000	$ 15,350
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $50,918,064 or 5.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,479,453.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$129,624,000 due 5/2/05 at 2.96%
Banc of America Securities LLC.	$ 19,817,047
Bank of America, National Association	8,438,575
Barclays Capital Inc.	33,754,299
Bear Stearns & Co. Inc.	5,274,109
Countrywide Securities Corporation	8,438,575
Credit Suisse First Boston LLC	4,219,287
J.P. Morgan Securities, Inc.	2,109,644
Lehman Brothers Inc..	4,219,287
Morgan Stanley & Co. Incorporated.	24,366,384
UBS Securities LLC	18,986,793
$ 129,624,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $869,984,508. Net unrealized appreciation aggregated $194,507, of which $1,329,586 related to appreciated investment securities and $1,135,079 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of April 30, 2005 which is an investment of Fidelity Advisor Ultra-Short Bond Fund.

Fidelity Ultra-Short Central Fund
Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,497,517
3.47% 5/24/06 (e)	4,700,000	4,703,929
		21,201,446
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,000,000
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,341,448
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,080
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,201,620
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,536,743
		60,290,891
TOTAL CONSUMER DISCRETIONARY		81,492,337
FINANCIALS - 1.2%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,031,700
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,588,264
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.3948% 10/20/05 (e)	14,765,000	14,733,063
4.75% 5/19/05 (e)	6,855,000	6,857,002
Household Finance Corp. 8% 5/9/05	11,000,000	11,007,315
		32,597,380
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	705,242
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,026,918
TOTAL FINANCIALS		70,949,504
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,599,623
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,731,372
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,762,047
GTE Corp. 6.36% 4/15/06	9,000,000	9,196,263
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,041,202
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,561,916
		60,892,423
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,659,049
TOTAL TELECOMMUNICATION SERVICES		66,551,472
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,793,958
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,438,904
TOTAL UTILITIES		22,232,862
TOTAL NONCONVERTIBLE BONDS (Cost $241,607,358)		241,226,175
U.S. Government Agency Obligations - 2.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,991,982
1.8% 5/27/05 (d)	60,000,000	59,945,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,000,004)		149,937,082
Asset-Backed Securities - 37.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (e)	9,019,681	9,019,255
Series 2004-3 Class 2A4, 3.32% 10/25/34 (e)	10,915,000	10,960,912
Series 2004-4:
Class A2D, 3.37% 1/25/35 (e)	3,986,475	3,997,856
Class M2, 4.37% 1/25/35 (e)	1,425,000	1,453,307
Class M3, 4.27% 1/25/35 (e)	550,000	567,437
Series 2005-1:
Class M1, 3.6% 4/25/35 (e)	11,280,000	11,294,252
Class M2, 3.71% 4/25/35 (e)	5,275,000	5,288,431
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.5% 6/25/32 (e)	$ 57,499	$ 57,506
Class M1, 3.66% 6/25/32 (e)	2,110,000	2,129,004
Series 2002-HE2 Class M1, 3.87% 8/25/32 (e)	21,525,000	21,631,682
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	3,015,000	3,062,913
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (e)	800,000	804,576
Class M2, 4.77% 6/25/33 (e)	856,000	872,891
Series 2003-NC1 Class M1, 3.8% 7/25/33 (e)	1,600,000	1,614,648
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	2,193,000	2,193,282
Class M2, 4.27% 2/25/34 (e)	2,475,000	2,476,025
Series 2004-OP1:
Class M1, 3.47% 4/25/34 (e)	4,420,000	4,424,363
Class M2, 3.52% 4/25/34 (e)	6,240,000	6,251,111
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (e)	1,530,000	1,531,377
Class M2, 3.47% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.42% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.46% 4/25/35 (e)	1,340,000	1,340,576
Class M5, 3.47% 4/25/35 (e)	1,230,000	1,230,529
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (e)	8,735,000	8,735,000
Class A2B, 3.17% 5/25/35 (e)	4,370,000	4,370,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (e)	3,152,564	3,153,398
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(e)	8,800,000	8,785,920
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.2638% 2/15/08 (e)	10,000,000	10,004,126
Series 2002-6 Class B, 3.4038% 3/15/10 (e)	5,000,000	5,035,808
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	5,775,000	5,799,717
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	17,992,640	18,031,662
Series 2005-1 Class A, 2.9838% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,976,583
Series 2003-AM:
Class A3B, 3.2406% 6/6/07 (e)	2,289,874	2,290,971
Class A4B, 3.3406% 11/6/09 (e)	12,400,000	12,454,447
Series 2003-BX Class A4B, 3.2506% 1/6/10 (e)	3,265,000	3,278,330
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,451,847
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,563,550
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.42% 8/25/32 (e)	$ 3,740,753	$ 3,754,949
Series 2002-AR1 Class M2, 4.32% 9/25/32 (e)	1,698,000	1,700,237
Series 2003-1:
Class A2, 3.43% 2/25/33 (e)	960,511	962,994
Class M1, 3.92% 2/25/33 (e)	3,330,000	3,390,874
Series 2003-3:
Class M1, 3.82% 3/25/33 (e)	1,564,902	1,584,236
Class S, 5% 9/25/05 (f)	4,457,447	71,560
Series 2003-6:
Class AV3, 3.34% 8/25/33 (e)	737,620	737,836
Class M1, 3.78% 8/25/33 (e)	7,560,000	7,610,464
Class M2, 4.87% 5/25/33 (e)	2,750,000	2,801,797
Series 2003-AR1 Class M1, 3.73% 1/25/33 (e)	7,000,000	7,082,751
Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	1,230,000	1,229,941
Class M2, 3.5% 4/25/34 (e)	950,000	949,955
Class M3, 3.57% 4/25/34 (e)	3,500,000	3,499,832
Class M4, 4.07% 4/25/34 (e)	4,500,000	4,499,780
Series 2004-R9 Class A3, 3.34% 10/25/34 (e)	9,340,000	9,368,730
Series 2005-R1:
Class M1, 3.47% 3/25/35 (e)	5,710,000	5,712,189
Class M2, 3.5% 3/25/35 (e)	1,925,000	1,925,724
Series 2005-R2 Class M1, 3.47% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (e)	2,629,663	2,639,945
Series 2002-BC6 Class M1, 3.77% 8/25/32 (e)	24,900,000	25,125,923
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.92% 10/25/32 (e)	5,575,000	5,617,777
Series 2003-BC1 Class M2, 4.12% 1/25/32 (e)	2,049,617	2,055,237
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (e)	20,000,000	20,659,184
Series 2003-W7 Class A2, 3.41% 3/1/34 (e)	5,524,422	5,536,989
Series 2004-W5 Class M1, 3.62% 4/25/34 (e)	3,960,000	3,964,743
Series 2004-W7:
Class M1, 3.57% 5/25/34 (e)	4,085,000	4,084,803
Class M2, 3.62% 5/25/34 (e)	3,320,000	3,319,840
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (e)	978,000	981,157
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (e)	$ 2,113,033	$ 2,114,582
Class M1, 3.8538% 4/15/33 (e)	9,000,000	9,057,508
Series 2003-HE3:
Class M1, 3.7838% 6/15/33 (e)	2,185,000	2,202,389
Class M2, 4.9538% 6/15/33 (e)	10,000,000	10,249,478
Series 2003-HE4 Class M2, 4.9538% 8/15/33 (e)	5,695,000	5,823,648
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (e)	3,859,234	3,862,681
Series 2003-HE6 Class M1, 3.67% 11/25/33 (e)	3,475,000	3,501,425
Series 2004-HE3:
Class M1, 3.56% 6/25/34 (e)	1,450,000	1,450,440
Class M2, 4.14% 6/25/34 (e)	3,350,000	3,350,893
Series 2004-HE6 Class A2, 3.38% 6/25/34 (e)	21,097,293	21,144,334
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (e)	8,250,000	8,267,322
Class M2, 3.52% 3/25/35 (e)	2,065,000	2,069,748
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	20,655,000	20,754,200
Series 2002-B2 Class B2, 3.2938% 5/15/08 (e)	15,000,000	15,006,119
Series 2002-B3 Class B, 3.3138% 8/15/08 (e)	14,500,000	14,513,069
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	7,980,000	8,078,097
Series 2002-C2 Class C2, 3.9438% 5/15/08 (e)	35,785,000	35,883,212
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (e)	9,677,240	9,677,467
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (e)	10,623,302	10,645,753
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (e)	6,466,458	6,489,044
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	6,655,000	6,662,876
Class M2, 3.77% 2/25/35 (e)	2,430,000	2,434,608
Series 2005-HE5 Class 1A1, 3.31% 11/25/28 (c)(e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,633,457	3,608,361
Series 2003-1 Class B, 3.4238% 6/15/10 (b)(e)	7,116,746	7,140,352
Series 2003-2 Class B, 3.2338% 1/15/09 (e)	3,333,951	3,339,298
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,659,860
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,299,993
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (e)	$ 5,000,000	$ 5,005,867
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	19,500,000	19,658,434
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	9,585,000	9,644,489
Series 2002-4A Class B, 3.4538% 3/15/10 (e)	6,000,000	6,033,530
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	17,705,000	17,725,779
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	15,470,000	15,609,518
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.74% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.09% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.05% 1/25/32 (e)	4,244,221	4,265,690
Series 2002-HE2 Class M1, 3.72% 1/25/33 (e)	9,999,980	10,043,354
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (e)	21,499,948	21,854,618
Class M2, 5.27% 3/25/33 (e)	9,968,976	10,195,021
Series 2003-HE1:
Class M1, 3.92% 8/25/33 (e)	1,989,998	1,999,310
Class M2, 4.97% 8/25/33 (e)	4,369,996	4,438,752
Series 2003-HE2 Class A, 3.37% 10/25/33 (e)	3,405,270	3,417,561
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (e)	2,254,989	2,277,351
Class M2, 4.77% 11/25/33 (e)	1,719,992	1,759,027
Series 2004-HE2 Class M2, 4.22% 7/26/34 (e)	2,345,000	2,344,883
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (e)	1,305,000	1,312,314
Series 2002-4 Class B, 3.2638% 10/15/07 (e)	12,000,000	12,001,374
Series 2002-6 Class B, 3.3038% 1/15/08 (e)	11,850,000	11,855,543
Series 2004-1 Class B, 3.1538% 5/15/09 (e)	4,105,000	4,104,199
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,530,126
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,008,037
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,047,856
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,720,038
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,052,343
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,203,410
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(e)	8,707,614	8,708,517
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (e)	1,926,899	1,931,572
Series 2003-BC1 Class M2, 5.02% 9/25/32 (e)	11,065,000	11,220,056
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(e)	$ 1,235,933	$ 1,243,025
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	5,200,000	5,211,138
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (e)	669,049	666,176
Class M1, 3.52% 6/25/34 (e)	1,475,000	1,476,373
Series 2004-4:
Class A, 3.39% 8/25/34 (e)	3,266,921	3,270,019
Class M1, 3.5% 7/25/34 (e)	3,650,000	3,663,804
Class M2, 3.55% 6/25/34 (e)	4,395,000	4,410,834
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.44% 8/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.42% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.46% 7/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.5% 7/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.44% 8/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.23% 8/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.41% 4/25/34 (e)	3,265,727	3,280,809
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (e)	3,857,201	3,857,023
Class M3, 3.67% 4/25/34 (e)	5,885,000	5,884,716
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (e)	8,155,000	8,203,261
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	8,864,848	8,867,929
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	1,300,000	1,313,121
Class M2, 4.77% 11/25/33 (e)	700,000	720,960
Series 2004-1 Class M2, 4.12% 1/25/35 (e)	3,700,000	3,747,278
Series 2004-2 Class M2, 4.17% 7/25/34 (e)	9,890,000	9,889,518
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (e)	8,400,000	8,400,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	400,000	401,577
Class M4, 3.92% 3/25/34 (e)	300,000	303,158
Class M6, 4.27% 3/25/34 (e)	400,000	403,794
First USA Credit Card Master Trust Series 2001-4 Class B, 3.31% 1/12/09 (e)	15,000,000	15,042,665
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(e)	$ 11,580,000	$ 11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (e)	19,600,000	19,688,088
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.24% 2/25/34 (e)	3,507,165	3,507,005
Class M1, 3.47% 2/25/34 (e)	750,000	749,964
Class M2, 3.52% 2/25/34 (e)	800,000	799,962
Series 2004-C Class 2A2, 3.57% 8/25/34 (e)	10,000,000	10,090,707
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (e)	11,850,000	11,866,003
Class M1, 3.45% 1/25/35 (e)	1,603,000	1,604,865
Class M2, 3.48% 1/25/35 (e)	2,325,000	2,328,490
Class M3, 3.51% 1/25/35 (e)	1,250,000	1,252,312
Class M4, 3.7% 1/25/35 (e)	925,000	928,424
Class M5, 3.72% 1/25/35 (e)	925,000	928,748
Class M6, 3.8% 1/25/35 (e)	1,125,000	1,127,446
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(e)	5,995,317	6,036,685
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,712
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,606,278
Series 6 Class B, 3.1438% 2/17/09 (e)	1,030,000	1,031,075
GSAMP Trust:
Series 2002-HE Class M1, 4.24% 11/20/32 (e)	3,017,000	3,077,782
Series 2002-NC1:
Class A2, 3.34% 7/25/32 (e)	866,997	876,628
Class M1, 3.66% 7/25/32 (e)	8,861,000	8,990,090
Series 2003-FM1 Class M1, 3.81% 3/20/33 (e)	15,000,000	15,197,616
Series 2004-FF3 Class M2, 4.16% 5/25/34 (e)	4,650,000	4,732,538
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (e)	2,865,000	2,864,862
Class M2, 4.42% 11/25/33 (e)	1,975,000	2,010,087
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	3,500,000	3,499,832
Class M2, 4.12% 1/25/34 (e)	1,500,000	1,499,927
Class M3, 4.32% 1/25/34 (e)	1,500,000	1,499,926
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (e)	4,045,000	4,044,805
Class M2, 4.17% 5/25/34 (e)	1,750,000	1,770,456
Class M3, 4.42% 5/25/34 (e)	1,250,000	1,270,611
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-FF2 Class M5, 3.5% 3/25/35 (e)	$ 3,500,000	$ 3,500,000
Series 2005-HE2 Class M, 3.45% 3/25/35 (e)	8,780,000	8,764,831
Series 2005-NC1 Class M1, 3.47% 2/25/35 (e)	9,010,000	9,021,581
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(e)	14,000,000	13,983,439
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.82% 6/25/32 (e)	10,000,000	10,033,700
Series 2002-3 Class A5, 3.46% 2/25/33 (e)	1,890,999	1,891,986
Series 2002-4:
Class A3, 3.5% 3/25/33 (e)	2,790,116	2,793,087
Class M2, 5.07% 3/25/33 (e)	1,850,000	1,878,562
Series 2002-5:
Class A3, 3.54% 5/25/33 (e)	4,052,809	4,079,035
Class M1, 4.22% 5/25/33 (e)	13,800,000	14,105,019
Series 2003-1:
Class A2, 3.49% 6/25/33 (e)	6,169,643	6,181,822
Class M1, 4.02% 6/25/33 (e)	5,700,000	5,734,767
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	354,701	356,165
Class M1, 3.9% 8/25/33 (e)	2,245,000	2,274,979
Series 2003-3:
Class A2, 3.38% 8/25/33 (e)	2,521,004	2,531,410
Class M1, 3.88% 8/25/33 (e)	8,185,000	8,284,311
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	3,415,000	3,447,260
Class M2, 4.92% 10/25/33 (e)	4,040,000	4,095,666
Series 2003-5:
Class A2, 3.37% 12/25/33 (e)	8,541,493	8,575,143
Class M1, 3.72% 12/25/33 (e)	3,175,000	3,203,432
Class M2, 4.75% 12/25/33 (e)	1,345,000	1,382,946
Series 2003-7 Class A2, 3.4% 3/25/34 (e)	4,163,244	4,173,012
Series 2004-2 Class A2, 3.31% 7/25/34 (e)	7,471,552	7,471,265
Series 2004-3:
Class M1, 3.59% 8/25/34 (e)	2,015,000	2,014,903
Class M2, 4.22% 8/25/34 (e)	2,200,000	2,199,892
Class M3, 4.47% 8/25/34 (e)	950,000	949,953
Series 2004-4 Class A2, 3.34% 10/25/34 (e)	10,005,758	10,045,356
Series 2004-6 Class A2, 3.37% 12/25/34 (e)	11,064,375	11,099,385
Series 2004-7 Class A3, 3.41% 1/25/35 (e)	3,345,418	3,362,587
Series 2005-1:
Class M1, 3.45% 5/25/35 (e)	9,705,000	9,712,375
Class M2, 3.47% 5/25/35 (e)	5,780,000	5,779,721
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M3, 3.52% 5/25/35 (e)	$ 5,825,000	$ 5,824,719
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (e)	13,170,000	13,151,615
Class M1, 3.47% 7/25/35 (e)	10,085,000	10,084,950
Series 2005-3 Class M1, 3.47% 8/25/35 (e)	9,450,000	9,450,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (e)	10,000,000	10,015,115
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (e)	22,589,000	22,631,456
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.29% 4/20/32 (e)	3,414,440	3,419,549
Series 2002-3 Class A, 3.44% 7/20/32 (e)	2,738,511	2,743,110
Series 2003-1 Class M, 3.62% 10/20/32 (e)	911,396	912,798
Series 2003-2:
Class A, 3.32% 9/20/33 (e)	3,349,275	3,356,618
Class M, 3.57% 9/20/33 (e)	1,574,995	1,578,616
Series 2004-1 Class M, 3.51% 9/20/33 (e)	3,183,762	3,190,345
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.64% 2/20/33 (e)	2,099,070	2,108,691
Series 2004-HC1:
Class A, 3.34% 2/20/34 (e)	6,511,745	6,529,358
Class M, 3.49% 2/20/34 (e)	3,937,024	3,939,674
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.5038% 1/18/11 (e)	8,850,000	8,869,373
Series 2002-2:
Class A, 3.1238% 1/18/11 (e)	9,000,000	9,013,134
Class B, 3.5038% 1/18/11 (e)	14,275,000	14,366,807
Series 2002-3 Class B, 4.2038% 9/15/09 (e)	4,150,000	4,167,352
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (e)	4,058,866	4,060,076
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (e)	13,164,203	13,166,374
Class M1, 3.49% 6/25/35 (e)	4,100,000	4,099,801
Class M2, 3.51% 6/25/35 (e)	2,775,000	2,776,050
Class M3, 3.54% 6/25/35 (e)	1,975,000	1,976,577
Class M4, 3.72% 6/25/35 (e)	4,940,000	4,950,134
Class M5, 3.75% 6/25/35 (e)	3,020,000	3,026,175
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,124,500
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (e)	58,440	58,461
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2003-2:
Class AV, 3.34% 6/25/33 (e)	$ 586,129	$ 586,624
Class M1, 3.84% 6/25/33 (e)	19,500,000	19,661,618
Series 2003-3 Class M1, 3.77% 7/25/33 (e)	7,770,000	7,842,331
Series 2004-2:
Class M1, 3.55% 6/25/34 (e)	4,275,000	4,285,859
Class M2, 4.1% 6/25/34 (e)	2,800,000	2,836,356
Series 2005-2 Class 2A2, 3.03% 4/25/35 (e)	12,000,000	12,000,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.75% 4/25/33 (e)	3,500,000	3,530,299
Class M2, 4.87% 4/25/33 (e)	1,500,000	1,537,489
Series 2004-FRE1 Class M1, 3.57% 7/25/34 (e)	5,223,000	5,249,719
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(e)	7,250,000	7,268,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (e)	30,000,000	30,056,580
Series 2001-B2 Class B2, 3.3138% 1/15/09 (e)	30,353,000	30,445,701
Series 2002-B2 Class B2, 3.3338% 10/15/09 (e)	20,000,000	20,099,864
Series 2002-B3 Class B3, 3.3538% 1/15/08 (e)	15,000,000	15,006,347
Series 2002-B4 Class B4, 3.4538% 3/15/10 (e)	14,800,000	14,931,199
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	1,530,000	1,541,248
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,130,000	1,135,915
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	705,000	710,732
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,849,889
Series 1998-G Class B, 3.3538% 2/17/09 (e)	20,000,000	20,051,362
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	2,125,000	2,124,899
Class M2, 3.57% 7/25/34 (e)	375,000	374,982
Class M3, 3.97% 7/25/34 (e)	775,000	774,962
Class M4, 4.12% 7/25/34 (e)	525,000	524,974
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.72% 7/25/34 (e)	2,321,000	2,336,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.12% 11/25/32 (e)	2,370,000	2,452,166
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	6,185,000	6,261,301
Series 2003-NC5 Class M2, 5.02% 4/25/33 (e)	2,800,000	2,842,964
Series 2003-NC6 Class M2, 4.97% 6/27/33 (e)	12,835,000	13,196,866
Series 2003-NC7:
Class M1, 3.72% 6/25/33 (e)	1,785,000	1,793,061
Class M2, 4.87% 6/25/33 (e)	1,000,000	1,019,394
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 2,350,000	$ 2,369,260
Series 2004-HE6 Class A2, 3.36% 8/25/34 (e)	9,165,498	9,167,272
Series 2004-NC2 Class M1, 3.57% 12/25/33 (e)	2,595,000	2,607,836
Series 2004-NC6 Class A2, 3.36% 7/25/34 (e)	4,167,797	4,180,069
Series 2005-1:
Class M2, 3.49% 12/25/34 (e)	4,425,000	4,434,091
Class M3, 3.54% 12/25/34 (e)	4,000,000	4,006,475
Class M4, 3.72% 12/25/34 (e)	787,000	789,565
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (e)	3,885,000	3,890,834
Class M1, 3.47% 12/25/34 (e)	1,100,000	1,104,276
Class M2, 3.49% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.46% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (e)	2,425,000	2,437,424
Class M2, 3.49% 1/25/35 (e)	2,425,000	2,430,034
Class M3, 3.53% 1/25/35 (e)	2,425,000	2,431,012
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (e)	1,510,288	1,520,488
Class M2, 4.42% 2/25/32 (e)	9,859,831	9,947,615
Series 2001-NC3 Class M2, 4.52% 10/25/31 (e)	3,122,543	3,144,289
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (e)	3,827,881	3,849,824
Class M2, 4.67% 1/25/32 (e)	1,645,000	1,655,435
Series 2002-AM3 Class A3, 3.51% 2/25/33 (e)	2,058,485	2,063,347
Series 2002-HE1 Class M1, 3.62% 7/25/32 (e)	2,700,000	2,726,769
Series 2002-HE2:
Class M1, 3.72% 8/25/32 (e)	9,925,000	9,980,615
Class M2, 4.27% 8/25/32 (e)	1,550,000	1,560,588
Series 2002-NC3 Class A3, 3.36% 8/25/32 (e)	1,005,195	1,008,059
Series 2002-NC5 Class M3, 4.82% 10/25/32 (e)	920,000	940,519
Series 2002-OP1 Class M1, 3.77% 9/25/32 (e)	1,545,000	1,556,711
Series 2003-NC1:
Class M1, 4.07% 11/25/32 (e)	2,555,000	2,576,676
Class M2, 5.07% 11/25/32 (e)	1,880,000	1,903,613
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.45% 1/25/33 (e)	865,114	865,812
Class M2, 5.02% 1/25/33 (e)	4,600,000	4,679,367
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2003-6 Class M1, 3.74% 1/25/34 (e)	$ 5,180,000	$ 5,220,884
Series 2005-1:
Class M1, 3.47% 3/25/35 (e)	4,395,000	4,416,887
Class M2, 3.5% 3/25/35 (e)	4,395,000	4,400,196
Class M3, 3.54% 3/25/35 (e)	2,120,000	2,125,062
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	16,308,306	16,324,636
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,583,241
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	1,450,000	1,451,157
Class M4, 3.995% 6/25/34 (e)	2,435,000	2,444,396
Ocala Funding LLC Series 2005-1A Class A, 4.49% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (e)	2,940,000	2,960,852
Class M2, 3.7% 9/25/34 (e)	1,755,000	1,768,378
Class M3, 4.27% 9/25/34 (e)	3,355,000	3,402,050
Class M4, 4.47% 9/25/34 (e)	4,700,000	4,779,392
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (e)	10,042,694	10,084,587
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (e)	2,775,000	2,781,319
Class M2, 3.54% 1/25/35 (e)	4,175,000	4,181,994
Class M3, 3.58% 1/25/35 (e)	3,290,000	3,299,630
Class M5, 3.9% 1/25/35 (e)	3,095,000	3,107,771
Class M6, 4% 1/25/35 (e)	2,320,000	2,323,723
Series 2005-WHQ2 Class M7, 4.3% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (e)	8,735,000	8,735,000
Class M4, 3.67% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(e)	15,000,000	15,064,706
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.62% 4/25/35 (c)(e)	1,040,000	1,040,000
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.27% 10/25/34 (e)	5,500,000	5,575,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (e)	1,234,111	1,240,472
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (e)	4,415,000	4,408,789
Series 2004-2 Class MV1, 3.6% 8/25/35 (e)	4,495,000	4,513,103
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.3788% 2/15/10 (e)	$ 10,000,000	$ 9,982,574
Series 2002-4:
Class A, 3.0838% 8/18/09 (e)	27,000,000	27,009,018
Class B, 3.3788% 8/18/09 (e)	33,300,000	33,321,538
Series 2002-5 Class B, 4.2038% 11/17/09 (e)	30,000,000	30,117,177
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.54% 2/25/34 (e)	2,910,000	2,913,885
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (e)	1,810,000	1,821,247
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (e)	1,205,735	1,205,679
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (e)	3,835,586	3,858,865
Series 2003-6HE Class A1, 3.49% 11/25/33 (e)	2,185,254	2,190,522
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	953,643	953,306
TOTAL ASSET-BACKED SECURITIES (Cost $2,217,087,667)		2,227,005,840
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 14.5%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (e)	10,878,975	10,911,763
Series 2004-4 Class 5A2, 3.42% 3/25/35 (e)	4,364,527	4,377,163
Series 2005-1 Class 5A2, 3.35% 5/25/35 (e)	7,255,982	7,268,455
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (e)	3,433,052	3,436,807
Class 6M2, 3.5% 6/25/35 (e)	10,145,000	10,152,923
Series 2005-3 Class 8A2, 3.26% 7/25/35 (e)	21,522,015	21,631,304
Series 2005-4 Class 7A2, 3.2944% 8/25/35 (e)	9,810,000	9,810,000
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (e)	22,520,030	22,520,030
Series 2005-2 Class 1A1, 3.27% 3/25/35 (e)	16,731,154	16,731,154
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.42% 5/25/33 (e)	6,737,013	6,738,413
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (e)	$ 11,840,313	$ 11,829,170
Series 2005-1 Class 2A1, 3.31% 3/25/35 (e)	15,827,013	15,831,959
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (e)	6,496,852	6,493,797
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	2,851,251	2,854,125
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (e)	2,575,485	2,573,918
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (e)	3,925,813	3,917,472
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	4,884,395	4,889,329
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (e)	7,168,318	7,176,894
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (e)	5,681,094	5,690,673
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(e)	3,750,000	3,736,192
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,742,202	5,736,990
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,453
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,095,375
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,480
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,486,537
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,287,310
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,819
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,974
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,756
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	12,001,376	12,001,376
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,569,798
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,004,883
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Home Equity Asset Trust Series 2005-3 Class 2A1, 2.99% 8/25/35 (e)	$ 8,425,000	$ 8,419,734
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (e)	4,962,865	4,983,928
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (e)	9,569,720	9,587,663
Series 2004-6 Class 1A2, 3.41% 10/25/34 (e)	4,062,087	4,057,781
Series 2005-1:
Class M1, 3.48% 4/25/35 (e)	3,455,458	3,457,618
Class M2, 3.52% 4/25/35 (e)	6,049,485	6,053,266
Class M3, 3.55% 4/25/35 (e)	1,484,387	1,485,025
Class M4, 3.77% 4/25/35 (e)	876,032	879,317
Class M5, 3.79% 4/25/35 (e)	876,032	878,769
Class M6, 3.84% 4/25/35 (e)	1,401,651	1,406,031
Series 2005-2 Class 1A2, 3.33% 4/25/35 (e)	13,928,216	13,928,216
Series 2005-3 Class A1, 3.26% 8/25/35 (e)	15,947,445	15,947,445
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(e)	5,629,000	5,629,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (e)	15,704,488	15,704,488
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (e)	5,969,000	5,956,586
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (e)	9,395,115	9,459,169
Series 2003-B Class A1, 3.36% 4/25/28 (e)	9,167,807	9,225,859
Series 2003-D Class A, 3.33% 8/25/28 (e)	8,749,659	8,773,423
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,486,911	12,501,527
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,957,642	14,983,179
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	13,316,901	13,295,212
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	10,914,115	10,894,788
Series 2004-C Class A2, 3.07% 7/25/29 (e)	15,331,987	15,296,055
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,566,788	11,582,780
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,478,493	9,454,389
Class A2D, 3.9175% 11/25/29 (e)	2,204,301	2,203,908
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,641,793	4,637,622
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,851,581	11,839,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (e)	877,630	878,022
Class M1, 3.87% 10/25/32 (e)	5,000,000	5,027,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.39% 12/25/34 (e)	$ 5,242,566	$ 5,252,168
Class A2, 3.47% 12/25/34 (e)	7,092,329	7,137,775
Series 2005-2 Class 1A1, 3.22% 5/25/35 (e)	5,390,000	5,403,475
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,750,013
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,899,128
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,488
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,246,958	5,379,394
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(e)	5,518,272	5,601,046
Class B5, 5.12% 3/10/35 (b)(e)	5,710,893	5,844,210
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (e)	3,780,825	3,796,044
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	4,485,688	4,501,612
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,857,317	12,853,221
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,936,796	11,935,498
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,474,764	7,457,591
Series 2004-10 Class A4, 2.5% 11/20/34 (e)	12,314,864	12,321,131
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,763,217	12,699,829
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	16,847,010	16,823,822
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	10,884,219	10,884,219
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,831,271	9,840,126
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater: - continued
Series 2004-6 Class A3B, 3.16% 7/20/34 (e)	$ 1,228,909	$ 1,231,239
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,865,072	8,847,042
Class A3B, 3.4525% 7/20/34 (e)	1,595,224	1,600,734
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,085,942	16,094,169
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,226,207	8,226,207
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,854,121	15,846,071
Series 2005-3 Class A1, 3.22% 5/20/35 (e)	9,950,000	9,950,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(e)	3,072,550	3,074,456
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (e)	24,082,955	24,144,997
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (e)	19,880,000	19,843,691
TOTAL PRIVATE SPONSOR		858,918,995
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.47% 11/18/30 (e)	1,258,129	1,267,831
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,767,704	2,779,965
Series 2002-89 Class F, 3.15% 1/25/33 (e)	4,130,294	4,136,274
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,261,306	5,414,067
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.37% 8/18/31 (e)	2,701,085	2,710,140
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,489,807	2,496,756
Series 2001-46 Class F, 3.37% 9/18/31 (e)	7,170,646	7,213,312
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,053,034	5,093,047
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,649,714	1,664,198
Series 2002-64 Class FE, 3.32% 10/18/32 (e)	2,461,965	2,448,146
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,006,970	2,997,713
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,150,849	9,219,548
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,639,255	3,665,308
Class EF, 3.3% 2/25/33 (e)	3,021,713	3,039,937
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	6,878,668	6,882,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	$ 1,663,327	$ 1,665,403
Series 2001-56 Class KD, 6.5% 7/25/30	409,367	409,024
Series 2001-62 Class PG, 6.5% 10/25/30	6,174,011	6,210,115
Series 2001-76 Class UB, 5.5% 10/25/13	2,415,343	2,425,636
Series 2002-16 Class QD, 5.5% 6/25/14	487,197	490,641
Series 2002-28 Class PJ, 6.5% 3/25/31	6,776,484	6,800,158
Series 2002-8 Class PD, 6.5% 7/25/30	5,324,492	5,369,878
Series 2003-17 Class PQ, 4.5% 3/25/16	2,252,713	2,249,300
Freddie Mac:
floater Series 2510 Class FE, 3.3538% 10/15/32 (e)	6,502,234	6,540,854
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,009,109	3,015,245
Series 2353 Class PC, 6.5% 9/15/15	1,915,557	1,925,462
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.1538% 7/15/31 (e)	5,671,822	5,678,223
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.3038% 7/15/17 (e)	5,013,501	5,035,619
Series 2526 Class FC, 3.3538% 11/15/32 (e)	4,186,427	4,204,464
Series 2538 Class FB, 3.3538% 12/15/32 (e)	7,249,860	7,217,477
Series 2551 Class FH, 3.4038% 1/15/33 (e)	3,688,423	3,704,652
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	14,698,243	14,797,585
Series 2394 Class ND, 6% 6/15/27	2,724,320	2,740,683
Series 2395 Class PE, 6% 2/15/30	7,981,361	8,071,912
Series 2398 Class DK, 6.5% 1/15/31	623,431	626,043
Series 2410 Class ML, 6.5% 12/15/30	3,367,647	3,398,909
Series 2420 Class BE, 6.5% 12/15/30	4,472,450	4,505,809
Series 2443 Class TD, 6.5% 10/15/30	4,561,786	4,605,320
Series 2461 Class PG, 6.5% 1/15/31	4,124,646	4,181,925
Series 2466 Class EC, 6% 10/15/27	1,216,134	1,216,012
Series 2483 Class DC, 5.5% 7/15/14	5,100,050	5,119,550
Series 2490 Class PM, 6% 7/15/28	992,366	992,495
Series 2556 Class PM, 5.5% 2/15/16	2,832,613	2,835,842
Series 2557 Class MA, 4.5% 7/15/16	714,784	714,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,720,159	428,242
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,964,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	$ 1,128,515	$ 1,131,641
Series 2480 Class QW, 5.75% 2/15/30	1,858,482	1,860,809
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.32% 5/16/23 (e)	3,229,269	3,243,954
Series 2001-50 Class FV, 3.17% 9/16/27 (e)	9,873,450	9,870,926
Series 2002-24 Class FX, 3.52% 4/16/32 (e)	2,934,817	2,964,062
Series 2002-31 Class FW, 3.37% 6/16/31 (e)	4,009,628	4,032,127
Series 2002-5 Class KF, 3.37% 8/16/26 (e)	863,567	864,792
TOTAL U.S. GOVERNMENT AGENCY		214,137,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,784,666)		1,073,056,931
Commercial Mortgage Securities - 6.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(e)	5,025,000	5,073,575
Class D, 7.0373% 8/3/10 (b)(e)	6,695,000	6,760,766
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(e)	6,448,060	6,448,558
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (b)(e)	5,038,226	5,044,749
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,066,533
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,021,076
Class K, 4.3038% 12/15/16 (b)(e)	6,659,000	6,666,023
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(e)	7,041,809	7,099,024
Series 2003-2:
Class A, 3.6% 12/25/33 (b)(e)	14,423,693	14,558,915
Class M1, 3.87% 12/25/33 (b)(e)	2,347,224	2,383,166
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	6,726,500	6,721,770
Class B, 4.92% 4/25/34 (b)(e)	698,857	703,225
Class M1, 3.58% 4/25/34 (b)(e)	611,500	612,838
Class M2, 4.22% 4/25/34 (b)(e)	524,143	527,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(e)	$ 6,555,231	$ 6,574,948
Class M1, 3.6% 8/25/34 (b)(e)	2,113,690	2,122,111
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	6,746,706	6,759,233
Class A2, 3.44% 1/25/35 (b)(e)	937,694	939,434
Class M1, 3.52% 1/25/35 (b)(e)	1,124,451	1,125,697
Class M2, 4.02% 1/25/35 (b)(e)	733,338	735,601
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.23% 4/14/15 (b)(e)	2,326,041	2,325,992
Class JFCM, 4.55% 4/14/15 (b)(e)	1,344,296	1,351,603
Class JMM, 4.45% 4/14/15 (b)(e)	1,384,053	1,382,109
Class KFCM, 4.8% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.7% 4/14/15 (b)(e)	1,253,767	1,253,166
Class LFCM, 5.2% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.5% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(e)	12,977,819	13,012,310
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,416,462
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	6,565,000	6,579,379
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(e)	1,725,000	1,730,126
Class F, 4% 1/14/16 (b)(e)	1,125,000	1,128,341
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.37% 12/12/13 (b)(e)	896,672	896,905
Class C, 3.72% 12/12/13 (b)(e)	1,793,345	1,795,091
COMM floater:
Series 2001-FL5A Class E, 4.4538% 11/15/13 (b)(e)	3,205,357	3,204,338
Series 2002-FL6:
Class F, 4.4038% 6/14/14 (b)(e)	11,163,000	11,202,179
Class G, 4.8538% 6/14/14 (b)(e)	5,000,000	5,017,674
Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(e)	942,949	943,324
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(e)	12,821,545	12,851,908
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,303
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,612
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,712
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,584
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL Class L, 5.1538% 9/15/14 (b)(e)	$ 625,000	$ 624,899
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,784
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,355
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,803
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,598
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,620
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,751
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,415
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.7038% 12/15/11 (b)(e)	3,720,000	3,692,562
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,686,490
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(e)	9,500,000	9,506,364
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,237,698
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	1,475,000	1,474,916
Class B, 3.7038% 12/15/21 (b)(e)	3,835,000	3,834,781
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(e)	7,005,000	7,008,398
Class E, 3.5038% 2/15/14 (b)(e)	2,800,000	2,805,485
Class F, 3.5538% 2/15/14 (b)(e)	2,325,000	2,330,298
Class G, 3.8038% 2/15/14 (b)(e)	1,875,000	1,879,293
Class H, 4.0538% 2/15/14 (b)(e)	1,400,000	1,406,013
Class J, 4.3538% 2/15/14 (b)(e)	750,000	753,812
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(e)	5,650,000	5,649,989
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TFLA: - continued
Class E, 3.2838% 2/15/20 (b)(e)	$ 2,055,000	$ 2,054,996
Class F, 3.3338% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.4738% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.7038% 2/15/20 (b)(e)	715,000	714,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	585,368	594,542
Series 2003-TFLA Class A2, 3.3238% 4/15/13 (b)(e)	7,205,000	7,216,491
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	2,095,000	2,036,149
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	500,000	499,317
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(e)	2,113,426	2,113,426
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.23% 5/28/20 (b)(e)	2,896,279	2,896,653
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,758
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(e)	11,700,000	11,712,396
Class B, 3.55% 12/16/14 (b)(e)	4,615,000	4,630,942
Class C, 3.65% 12/16/14 (b)(e)	4,982,000	5,003,555
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(e)	3,489,876	3,492,074
Class D, 4.39% 10/7/13 (b)(e)	1,172,220	1,173,307
Class F, 4.81% 10/7/13 (b)(e)	6,431,229	6,332,985
Class G1, 5.62% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.02% 8/5/14 (b)(e)	7,793,922	7,871,958
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.7538% 2/15/13 (b)(e)	10,495,000	10,162,324
Class D, 3.7538% 2/15/13 (b)(e)	4,000,000	3,822,620
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(e)	770,000	770,939
Class JEXB, 5.0538% 2/15/15 (b)(e)	1,300,000	1,301,586
Class KEXB, 5.4538% 2/15/15 (b)(e)	960,000	961,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(e)	$ 4,054,262	$ 4,076,835
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(e)	18,000,000	18,012,870
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(e)	7,702,080	7,702,080
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(e)	3,510,000	3,512,120
Class E, 3.4538% 3/15/14 (b)(e)	2,190,000	2,194,299
Class F, 3.5038% 3/15/14 (b)(e)	1,755,000	1,758,368
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,552
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,686,044)		406,071,672
Cash Equivalents - 32.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (h)	$ 1,417,820,978	$ 1,417,471,000
With:
Goldman Sachs & Co. at 3.1%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,149,367,925, 0.08%- 6.38%, 1/15/10 - 7/25/44) (e)(g)	266,414,785	264,995,575
Morgan Stanley & Co. at 3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,049,702,241, 0.32%- 10.75%, 12/1/09 - 7/5/35)	215,055,183	215,000,000
TOTAL CASH EQUIVALENTS (Cost $1,897,471,000)		1,897,466,575
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,985,636,739)		5,994,764,275
NET OTHER ASSETS - (1.0)%		(58,830,681)
NET ASSETS - 100%		$ 5,935,933,594
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,321,212	$ (25,254)
32 Eurodollar 90 Day Index Contracts	March 2006	31,675,200	(16,046)
16 Eurodollar 90 Day Index Contracts	June 2006	15,833,200	(12,414)
11 Eurodollar 90 Day Index Contracts	Sept. 2006	10,882,850	(6,519)
10 Eurodollar 90 Day Index Contracts	Dec. 2006	9,891,625	(6,040)
9 Eurodollar 90 Day Index Contracts	March 2007	8,901,900	(5,661)
8 Eurodollar 90 Day Index Contracts	June 2007	7,912,100	(5,332)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,922,563	(5,015)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,932,950	(4,449)
6 Eurodollar 90 Day Index Contracts	March 2008	5,932,650	(4,674)
TOTAL EURODOLLAR CONTRACTS		$ 172,206,250	$ (91,404)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (13,805)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	127,570
		$ 24,000,000	$ 113,765
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $574,410,994 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,170.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,417,471,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 216,704,391
Bank of America, National Association	92,277,933
Barclays Capital Inc.	369,111,735
Bear Stearns & Co. Inc.	57,673,708
Countrywide Securities Corporation	92,277,933
Credit Suisse First Boston LLC	46,138,967
Repurchase Agreement/ Counterparty	Value
J.P. Morgan Securities, Inc.	$ 23,069,483
Lehman Brothers Inc..	46,138,967
Morgan Stanley & Co. Incorporated.	266,452,533
UBS Securities LLC	207,625,350
$ 1,417,471,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,984,936,997. Net unrealized appreciation aggregated $9,827,278, of which $14,386,475 related to appreciated investment securities and $4,559,197 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ultra-Short Bond Fund

April 30, 2005

1.800362.101

ULB-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (f)	$ 1,230,000	$ 1,217,639
3.47% 5/24/06 (f)	800,000	800,669
		2,018,308
Media - 0.7%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	900,000	940,853
Continental Cablevision, Inc. 8.3% 5/15/06	450,000	469,206
Cox Communications, Inc.:
3.55% 12/14/07 (b)(f)	1,530,000	1,538,958
7.75% 8/15/06	360,000	375,188
Liberty Media Corp. 4.51% 9/17/06 (f)	2,350,000	2,377,871
		5,702,076
TOTAL CONSUMER DISCRETIONARY		7,720,384
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
Philip Morris Companies, Inc. 7% 7/15/05	300,000	301,906
ENERGY - 0.2%
Oil & Gas - 0.2%
Duke Energy Field Services LLC 7.5% 8/16/05	1,000,000	1,011,276
Enterprise Products Operating LP 4% 10/15/07	670,000	657,770
		1,669,046
FINANCIALS - 1.5%
Capital Markets - 0.0%
State Street Capital Trust II 3.2944% 2/15/08 (f)	300,000	300,951
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (f)	2,300,000	2,298,374
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.2025% 9/23/08 (f)	1,500,000	1,344,896
4.3948% 10/20/05 (f)	2,385,000	2,379,841
4.75% 5/19/05 (f)	765,000	765,223
		4,489,960
Real Estate - 0.5%
EOP Operating LP 8.375% 3/15/06	1,325,000	1,375,294
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
Regency Centers LP 7.125% 7/15/05	$ 400,000	$ 402,996
Simon Property Group LP 7.375% 1/20/06	2,525,000	2,587,133
		4,365,423
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (f)	1,575,000	1,575,274
Countrywide Home Loans, Inc. 3.4% 6/2/06 (f)	500,000	501,818
		2,077,092
TOTAL FINANCIALS		13,531,800
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,711,963
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	1,950,000	1,998,857
Deutsche Telekom International Finance BV 8.25% 6/15/05	1,960,000	1,971,000
France Telecom SA 7.45% 3/1/06 (a)	440,000	452,732
GTE Corp. 6.36% 4/15/06	1,000,000	1,021,807
Sprint Capital Corp.:
4.78% 8/17/06	1,000,000	1,006,867
7.125% 1/30/06	500,000	510,861
Telefonica Europe BV 7.35% 9/15/05	500,000	506,880
TELUS Corp. yankee 7.5% 6/1/07	1,000,000	1,061,848
		8,530,852
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	900,000	926,026
TOTAL TELECOMMUNICATION SERVICES		9,456,878
UTILITIES - 0.8%
Electric Utilities - 0.7%
Duke Capital LLC 6.25% 7/15/05	2,000,000	2,010,520
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(f)	1,850,000	1,849,127
Progress Energy, Inc. 6.75% 3/1/06	2,105,000	2,152,259
		6,011,906
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	$ 675,000	$ 688,785
TOTAL UTILITIES		6,700,691
TOTAL NONCONVERTIBLE BONDS (Cost $41,370,738)		41,092,668
U.S. Government Agency Obligations - 6.3%

Fannie Mae:
1.55% 5/4/05	10,000,000	9,999,110
2.15% 4/13/06 (d)	9,700,000	9,567,129
3.125% 7/15/06	35,000,000	34,770,387
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $54,581,378)		54,336,626
U.S. Government Agency - Mortgage Securities - 0.9%

Fannie Mae - 0.9%
5.5% 11/1/16 to 2/1/19	5,524,800	5,660,052
6.5% 7/1/16 to 8/1/32	548,216	572,298
7% 8/1/17 to 5/1/32	1,819,755	1,918,712
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,196,200)		8,151,062
Asset-Backed Securities - 21.9%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (f)	746,402	746,367
Series 2004-3:
Class 2A4, 3.32% 10/25/34 (f)	1,200,000	1,205,048
Class 2M3, 4.14% 10/25/34 (f)	210,000	214,396
Class 2M4, 4.37% 10/25/34 (f)	85,000	86,489
Series 2004-4:
Class A2D, 3.37% 1/25/35 (f)	482,235	483,612
Class M2, 4.37% 1/25/35 (f)	175,000	178,476
Class M3, 4.27% 1/25/35 (f)	75,000	77,378
Series 2005-1:
Class M1, 3.6% 4/25/35 (f)	1,545,000	1,546,952
Asset-Backed Securities - continued
	Principal Amount	Value
Accredited Mortgage Loan Trust: - continued
Class M2, 3.71% 4/25/35 (f)	$ 725,000	$ 726,846
ACE Securities Corp.:
Series 2002-HE2 Class M1, 3.87% 8/25/32 (f)	175,000	175,867
Series 2003-FM1 Class M2, 4.87% 11/25/32 (f)	145,000	147,304
Series 2003-HE1:
Class A2, 3.43% 11/25/33 (f)	296,255	296,688
Class M1, 3.67% 11/25/33 (f)	120,000	120,582
Class M2, 4.72% 11/25/33 (f)	75,000	76,350
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (f)	50,000	50,286
Class M2, 4.77% 6/25/33 (f)	50,000	50,987
Series 2003-NC1 Class M1, 3.8% 7/25/33 (f)	100,000	100,916
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (f)	150,000	150,019
Class M2, 4.27% 2/25/34 (f)	175,000	175,072
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (f)	215,000	215,194
Class M2, 3.47% 4/25/35 (f)	250,000	250,000
Class M3, 3.42% 4/25/35 (f)	145,000	145,000
Class M4, 3.46% 4/25/35 (f)	185,000	185,080
Class M5, 3.47% 4/25/35 (f)	170,000	170,073
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (f)	1,265,000	1,265,000
Class A2B, 3.17% 5/25/35 (f)	630,000	630,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (f)	406,159	406,266
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(f)	1,200,000	1,198,080
American Express Credit Account Master Trust:
Series 2004-1 Class B, 3.2038% 9/15/11 (f)	410,000	411,755
Series 2004-5 Class B, 3.2038% 4/16/12 (f)	2,150,000	2,157,193
Series 2004-C Class C, 3.4538% 2/15/12 (b)(f)	1,079,558	1,081,900
Series 2005-1 Class A, 2.9838% 10/15/12 (f)	2,185,000	2,185,000
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 3.3406% 11/6/09 (f)	600,000	602,635
Series 2003-BX Class A4B, 3.2506% 1/6/10 (f)	140,000	140,572
Series 2003-CF Class A3, 2.75% 10/9/07	1,000,000	997,248
Series 2004-1 Class A3, 3.22% 7/6/08	365,000	362,998
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,510,250
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class M1, 3.72% 2/25/33 (f)	105,000	105,690
Series 2002-AR1 Class M2, 4.32% 9/25/32 (f)	490,000	490,645
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-1:
Class A2, 3.43% 2/25/33 (f)	$ 28,620	$ 28,693
Class M1, 3.92% 2/25/33 (f)	100,000	101,828
Series 2003-3 Class M1, 3.82% 3/25/33 (f)	75,000	75,927
Series 2003-6:
Class AV3, 3.34% 8/25/33 (f)	28,738	28,747
Class M1, 3.78% 8/25/33 (f)	1,000,000	1,006,675
Class S, 5% 5/25/33 (h)	2,861,878	69,249
Series 2003-7 Class M1, 3.87% 8/25/33 (f)	140,000	141,185
Series 2003-AR1 Class M1, 3.73% 1/25/33 (f)	500,000	505,911
Series 2004-R2:
Class M1, 3.45% 4/25/34 (f)	85,000	84,996
Class M2, 3.5% 4/25/34 (f)	75,000	74,996
Series 2004-R9:
Class A3, 3.34% 10/25/34 (f)	1,020,000	1,023,138
Class M2, 3.67% 10/25/34 (f)	720,000	724,608
Class M4, 4.19% 10/25/34 (f)	925,000	941,897
Series 2005-R1:
Class M1, 3.47% 3/25/35 (f)	770,000	770,295
Class M2, 3.5% 3/25/35 (f)	260,000	260,098
Series 2005-R2 Class M1, 3.47% 4/25/35 (f)	1,700,000	1,700,000
Amortizing Residential Collateral Trust:
Series 2002-BC6 Class M1, 3.77% 8/25/32 (f)	100,000	100,907
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (f)	450,000	454,360
Class M2, 3.92% 10/25/32 (f)	300,000	302,302
Series 2003-BC1 Class M2, 4.12% 1/25/32 (f)	144,630	145,027
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(f)	1,500,000	1,500,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(f)	800,000	800,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (f)	800,000	826,367
Series 2003-W6 Class AV2, 3.39% 1/25/34 (f)	315,433	315,880
Series 2004-W7:
Class M1, 3.57% 5/25/34 (f)	305,000	304,985
Class M2, 3.62% 5/25/34 (f)	250,000	249,988
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 4.17% 1/25/34 (f)	230,000	233,946
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (f)	100,000	100,323
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (f)	47,484	47,519
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Class M1, 3.8538% 4/15/33 (f)	$ 1,000,000	$ 1,006,390
Series 2003-HE3 Class A2, 3.3038% 6/15/33 (f)	24,304	24,310
Series 2003-HE4:
Class A3, 3.1738% 8/15/33 (f)	42,511	42,518
Class M2, 4.9538% 8/15/33 (f)	285,000	291,438
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (f)	128,641	128,756
Series 2003-HE6 Class M1, 3.67% 11/25/33 (f)	215,000	216,635
Series 2003-HE7 Class A3, 3.3138% 12/15/33 (f)	295,591	296,810
Series 2004-HE6 Class A2, 3.38% 6/25/34 (f)	2,118,557	2,123,280
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (f)	1,105,000	1,107,320
Class M2, 3.52% 3/25/35 (f)	275,000	275,632
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (f)	465,000	467,233
Series 2002-B2 Class B2, 3.2938% 5/15/08 (f)	100,000	100,041
Series 2002-B3 Class B, 3.3138% 8/15/08 (f)	500,000	500,451
Series 2002-C1 Class C1, 3.9138% 12/15/09 (f)	675,000	683,298
Series 2002-C2 Class C2, 3.9438% 5/15/08 (f)	2,850,000	2,857,822
Series 2004-C1 Class C1, 3.4538% 11/15/11 (f)	25,000	25,139
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (f)	1,024,008	1,024,032
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (f)	265,583	266,144
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (f)	480,057	481,733
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 3.77% 9/25/34 (f)	390,000	393,506
Class M3, 4.07% 9/25/34 (f)	265,000	267,352
Class M4, 4.22% 9/25/34 (f)	225,000	228,122
Class M5, 4.42% 9/25/34 (f)	210,000	213,867
Series 2004-FR3 Class M3, 4.19% 9/25/34 (f)	845,000	856,945
Series 2004-HE9 Class M2, 4.22% 11/25/34 (f)	490,000	492,906
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (f)	905,000	906,071
Class M2, 3.77% 2/25/35 (f)	330,000	330,626
Capital Auto Receivables Asset Trust Series 2003-1 Class B, 3.4238% 6/15/10 (b)(f)	171,488	172,057
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (f)	425,000	426,318
Series 2004-B Class A4, 3.0638% 8/15/11 (f)	1,700,000	1,699,999
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 2001-1 Class B, 3.4638% 12/15/10 (f)	$ 500,000	$ 504,062
Series 2001-8A Class B, 3.5038% 8/17/09 (f)	405,000	407,514
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (f)	1,035,000	1,036,215
Series 2003-B1 Class B1, 4.1238% 2/17/09 (f)	1,135,000	1,145,236
Series 2003-B6 Class B6, 3.4838% 9/15/11 (f)	1,125,000	1,136,863
Series 2004-B1 Class B1, 3.3938% 11/15/11 (f)	1,180,000	1,186,704
Capital One Prime Auto Receivable Trust Series 2004-1 Class A3, 2.02% 11/15/07	20,000	19,830
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(f)	265,000	265,000
Class B, 3.74% 7/20/39 (b)(f)	140,000	140,000
Class C, 4.09% 7/20/39 (b)(f)	180,000	180,000
Cayman ABSC NIMS Trust Series 2004-HE2 Class A1, 6.75% 4/25/34 (b)	1,183,745	1,186,704
CDC Mortgage Capital Trust:
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (f)	299,999	304,948
Class M2, 5.27% 3/25/33 (f)	489,999	501,109
Series 2003-HE1 Class M2, 4.97% 8/25/33 (f)	215,000	218,383
Series 2003-HE2 Class A, 3.37% 10/25/33 (f)	148,779	149,316
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (f)	104,999	106,041
Class M2, 4.77% 11/25/33 (f)	80,000	81,815
Series 2003-HE4 Class A2, 3.25% 3/25/34 (f)	214,592	214,638
Series 2004-HE2 Class M2, 4.22% 7/26/34 (f)	175,000	174,991
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (f)	200,000	201,121
Series 2002-6 Class B, 3.3038% 1/15/08 (f)	150,000	150,070
Series 2004-1 Class B, 3.1538% 5/15/09 (f)	295,000	294,942
Chase Issuance Trust Series 2004-C3 Class C3, 3.4238% 6/15/12 (f)	1,645,000	1,648,505
CIT Equipment Collateral Trust Series 2005-VT1 Class C, 4.18% 11/20/12	1,317,567	1,318,806
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (f)	900,000	901,549
Series 2001-B2 Class B2, 2.93% 12/10/08 (f)	615,000	618,246
Series 2002-B1 Class B1, 3.39% 6/25/09 (f)	655,000	657,752
Series 2002-C1 Class C1, 3.76% 2/9/09 (f)	900,000	911,316
Series 2003-C1 Class C1, 3.69% 4/7/10 (f)	1,685,000	1,724,641
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (f)	80,287	80,482
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-BC1 Class M2, 5.02% 9/25/32 (f)	$ 1,025,000	$ 1,039,364
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(f)	76,078	76,514
Series 2004-2 Class M1, 3.52% 5/25/34 (f)	375,000	375,803
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (f)	9,287,034	9,247,161
Class M1, 3.52% 6/25/34 (f)	100,000	100,093
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (f)	1,220,000	1,220,000
Class MV1, 3.42% 7/25/35 (f)	435,000	434,592
Class MV2, 3.46% 7/25/35 (f)	525,000	524,754
Class MV3, 3.5% 7/25/35 (f)	215,000	214,899
Series 2005-AB1 Class A2, 3.23% 8/25/35 (f)	2,480,000	2,480,775
CS First Boston Mortgage Securities Corp.:
Series 2002-HE16 Class M2, 4.52% 10/25/32 (f)	75,000	76,276
Series 2003-8 Class A2, 3.41% 4/25/34 (f)	279,474	280,765
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (f)	397,774	397,756
Class B1, 4.82% 4/25/34 (f)	605,000	604,969
Class M3, 3.67% 4/25/34 (f)	610,000	609,971
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (f)	550,000	553,255
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 2.7067% 5/28/35 (f)	1,276,045	1,274,578
Class AB3, 2.8394% 5/28/35 (f)	1,061,658	1,062,027
Class AB8, 2.8% 5/28/35 (f)	1,151,082	1,151,623
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M1, 3.7% 11/25/33 (f)	100,000	101,009
Series 2004-1 Class M2, 4.12% 1/25/35 (f)	300,000	303,833
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (f)	1,000,000	1,000,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (f)	1,000,000	1,000,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (f)	25,000	25,099
Class M4, 3.92% 3/25/34 (f)	25,000	25,263
Class M6, 4.27% 3/25/34 (f)	25,000	25,237
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(f)	785,000	790,519
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (f)	650,000	652,921
Fremont Home Loan Trust:
Series 2004-A Class M2, 4.17% 1/25/34 (f)	375,000	374,982
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust: - continued
Series 2004-C:
Class 2A2, 3.57% 8/25/34 (f)	$ 1,000,000	$ 1,009,071
Class M1, 3.67% 8/25/34 (f)	540,000	544,232
Class M3, 4.17% 8/25/34 (f)	1,000,000	1,021,627
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (f)	1,625,000	1,627,195
Class M1, 3.45% 1/25/35 (f)	225,000	225,262
Class M2, 3.48% 1/25/35 (f)	325,000	325,488
Class M3, 3.51% 1/25/35 (f)	175,000	175,324
Class M4, 3.7% 1/25/35 (f)	125,000	125,463
Class M5, 3.72% 1/25/35 (f)	125,000	125,506
Class M6, 3.8% 1/25/35 (f)	150,000	150,326
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(f)	301,514	303,594
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (f)	80,000	80,090
Class C, 3.8838% 8/15/08 (f)	295,000	296,389
Series 6 Class B, 3.1438% 2/17/09 (f)	75,000	75,078
GSAMP Trust:
Series 2002-NC1 Class A2, 3.34% 7/25/32 (f)	41,242	41,700
Series 2003-FM1 Class M1, 3.81% 3/20/33 (f)	750,000	759,881
Series 2004-AHL:
Class A2D, 3.38% 8/25/34 (f)	2,765,823	2,776,437
Class M2, 4.17% 8/25/34 (f)	250,000	253,822
Series 2004-FF3 Class M2, 4.16% 5/25/34 (f)	370,000	376,568
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (f)	195,000	194,991
Class M2, 4.42% 11/25/33 (f)	135,000	137,398
Series 2004-FM2 Class M1, 3.52% 1/25/34 (f)	250,000	249,988
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (f)	320,000	319,985
Class M2, 4.17% 5/25/34 (f)	150,000	151,753
Class M3, 4.42% 5/25/34 (f)	100,000	101,649
Series 2005-HE2 Class M, 3.45% 3/25/35 (f)	1,220,000	1,217,892
Series 2005-NC1:
Class A1, 3.14% 2/25/35 (f)	974,034	974,160
Class M1, 3.47% 2/25/35 (f)	1,205,000	1,206,549
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(f)	2,100,000	2,097,516
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 4.85% 9/20/09 (b)(f)	1,700,000	1,700,000
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2002-3 Class A5, 3.46% 2/25/33 (f)	$ 9,503	$ 9,507
Series 2002-4:
Class A3, 3.5% 3/25/33 (f)	72,575	72,653
Class M2, 5.07% 3/25/33 (f)	125,000	126,930
Series 2002-5:
Class A3, 3.54% 5/25/33 (f)	115,064	115,809
Class M1, 4.22% 5/25/33 (f)	200,000	204,421
Series 2003-1:
Class A2, 3.49% 6/25/33 (f)	272,190	272,727
Class M1, 4.02% 6/25/33 (f)	300,000	301,830
Series 2003-2:
Class A2, 3.4% 8/25/33 (f)	16,166	16,233
Class M1, 3.9% 8/25/33 (f)	80,000	81,068
Series 2003-3:
Class A2, 3.38% 8/25/33 (f)	102,054	102,475
Class M1, 3.88% 8/25/33 (f)	330,000	334,004
Series 2003-4:
Class M1, 3.82% 10/25/33 (f)	170,000	171,606
Class M2, 4.92% 10/25/33 (f)	200,000	202,756
Series 2003-5:
Class A2, 3.37% 12/25/33 (f)	398,531	400,101
Class M1, 3.72% 12/25/33 (f)	160,000	161,433
Class M2, 4.75% 12/25/33 (f)	70,000	71,975
Series 2003-7 Class A2, 3.4% 3/25/34 (f)	759,334	761,115
Series 2003-8 Class M1, 3.74% 4/25/34 (f)	260,000	262,223
Series 2004-4 Class A2, 3.34% 10/25/34 (f)	839,644	842,967
Series 2004-6 Class A2, 3.37% 12/25/34 (f)	1,383,047	1,387,423
Series 2005-1:
Class M1, 3.45% 5/25/35 (f)	1,270,000	1,270,965
Class M2, 3.47% 5/25/35 (f)	1,410,000	1,409,932
Class M3, 3.52% 5/25/35 (f)	760,000	759,963
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (f)	1,830,000	1,827,445
Class M1, 3.47% 7/25/35 (f)	890,000	889,996
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (f)	500,000	500,756
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (f)	300,000	300,564
Household Home Equity Loan Trust:
Series 2002-3 Class A, 3.44% 7/20/32 (f)	66,820	66,932
Series 2003-1 Class M, 3.62% 10/20/32 (f)	47,048	47,121
Asset-Backed Securities - continued
	Principal Amount	Value
Household Home Equity Loan Trust: - continued
Series 2003-2:
Class A, 3.32% 9/20/33 (f)	$ 222,142	$ 222,629
Class M, 3.57% 9/20/33 (f)	105,357	105,599
Series 2004-1 Class M, 3.51% 9/20/33 (f)	293,603	294,211
Household Mortgage Loan Trust:
Series 2002-HC1 Class M, 3.64% 5/20/32 (f)	63,224	63,302
Series 2003-HC1 Class M, 3.64% 2/20/33 (f)	103,142	103,614
Series 2003-HC2 Class M, 3.59% 6/20/33 (f)	180,838	181,014
Series 2004-HC1:
Class A, 3.34% 2/20/34 (f)	719,456	721,402
Class M, 3.49% 2/20/34 (f)	436,337	436,631
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class A, 3.1238% 1/18/11 (f)	1,000,000	1,001,459
Series 2002-3 Class B, 4.2038% 9/15/09 (f)	150,000	150,627
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (f)	213,625	213,688
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (f)	1,791,635	1,791,930
Class M1, 3.49% 6/25/35 (f)	550,000	549,973
Class M2, 3.51% 6/25/35 (f)	375,000	375,142
Class M3, 3.54% 6/25/35 (f)	250,000	250,200
Class M4, 3.72% 6/25/35 (f)	672,000	673,379
Class M5, 3.75% 6/25/35 (f)	410,000	410,838
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (f)	311,804	312,980
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (f)	2,617	2,618
Series 2003-2 Class M1, 3.84% 6/25/33 (f)	500,000	504,144
Series 2003-3 Class M1, 3.77% 7/25/33 (f)	340,000	343,165
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 1A4, 3.51% 11/25/34 (f)	225,321	226,288
MASTR Asset Backed Securities Trust Series 2004-FRE1 Class M1, 3.57% 7/25/34 (f)	485,000	487,481
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(f)	1,000,000	1,002,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (f)	1,250,000	1,252,358
Series 2001-B2 Class B2, 3.3138% 1/15/09 (f)	1,000,000	1,003,054
Series 2002-B2 Class B2, 3.3338% 10/15/09 (f)	1,034,000	1,039,163
Series 2002-B4 Class B4, 3.4538% 3/15/10 (f)	630,000	635,585
Series 2003-B2 Class B2, 3.3438% 10/15/10 (f)	125,000	125,919
Series 2003-B3 Class B3, 3.3288% 1/18/11 (f)	1,550,000	1,558,113
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Credit Card Master Note Trust: - continued
Series 2003-B5 Class B5, 3.3238% 2/15/11 (f)	$ 2,000,000	$ 2,016,260
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (f)	200,000	201,279
Series 1998-G Class B, 3.3538% 2/17/09 (f)	500,000	501,284
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (f)	150,000	149,993
Class M2, 3.57% 7/25/34 (f)	25,000	24,999
Class M3, 3.97% 7/25/34 (f)	50,000	49,998
Class M4, 4.12% 7/25/34 (f)	50,000	49,998
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 4.17% 1/25/35 (f)	150,000	152,816
Series 2004-HE2:
Class A1B, 3.49% 8/25/35 (f)	802,420	805,473
Class A2B, 3.4% 8/25/35 (f)	1,510,000	1,518,051
Series 2005-NC1 Class A2A, 3.13% 10/25/35 (f)	120,612	120,625
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.12% 12/27/32 (f)	125,000	126,639
Series 2003-HE1 Class M2, 4.92% 5/25/33 (f)	325,000	329,009
Series 2003-NC5 Class M2, 5.02% 4/25/33 (f)	200,000	203,069
Series 2003-NC6 Class M2, 4.97% 6/27/33 (f)	630,000	647,762
Series 2003-NC8 Class M1, 3.72% 9/25/33 (f)	120,000	120,983
Series 2003-NC10 Class M1, 3.7% 10/25/33 (f)	830,000	833,998
Series 2004-HE6 Class A2, 3.36% 8/25/34 (f)	1,527,583	1,527,879
Series 2004-NC2 Class M1, 3.57% 12/25/33 (f)	375,000	376,855
Series 2004-NC6 Class A2, 3.36% 7/25/34 (f)	420,114	421,351
Series 2004-NC7 Class A3, 3.32% 7/25/34 (f)	2,000,000	2,005,009
Series 2005-1:
Class M2, 3.49% 12/25/34 (f)	570,000	571,171
Class M3, 3.54% 12/25/34 (f)	525,000	525,850
Class M4, 3.72% 12/25/34 (f)	100,000	100,326
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (f)	505,000	505,758
Class M1, 3.47% 12/25/34 (f)	150,000	150,583
Class M2, 3.49% 12/25/34 (f)	385,000	387,827
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (f)	370,000	370,000
Class M2, 3.46% 1/25/35 (f)	265,000	265,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (f)	325,000	326,665
Class M2, 3.49% 1/25/35 (f)	325,000	325,675
Class M3, 3.53% 1/25/35 (f)	325,000	325,806
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (f)	$ 710,724	$ 715,524
Class M2, 4.42% 2/25/32 (f)	485,730	490,054
Series 2001-NC1 Class M2, 4.09% 10/25/31 (f)	66,931	67,013
Series 2001-NC2 Class B1, 4.97% 1/25/32 (f)	219,968	219,689
Series 2001-NC3 Class M2, 4.52% 10/25/31 (f)	166,093	167,249
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (f)	136,710	137,494
Class M2, 4.67% 1/25/32 (f)	105,000	105,666
Series 2002-AM3 Class A3, 3.51% 2/25/33 (f)	41,170	41,267
Series 2002-HE1 Class M1, 3.62% 7/25/32 (f)	145,000	146,438
Series 2002-HE2 Class M2, 4.27% 8/25/32 (f)	100,000	100,683
Series 2002-NC3 Class M1, 3.74% 8/25/32 (f)	100,000	100,998
Series 2002-NC4 Class M2, 4.62% 9/25/32 (f)	75,000	75,915
Series 2002-OP1 Class M1, 3.77% 9/25/32 (f)	95,000	95,720
Series 2003-NC1 Class M2, 5.07% 11/25/32 (f)	130,000	131,633
Series 2003-NC2:
Class A3, 3.45% 2/25/33 (f)	432,344	432,769
Class M2, 5.02% 2/25/33 (f)	165,000	168,264
Navistar Financial Corp. Owner Trust Series 2001-B Class B, 4.83% 11/17/08	415,561	415,930
New Century Home Equity Loan Trust:
Series 2003-2 Class A2, 3.45% 1/25/33 (f)	30,587	30,612
Series 2005-1:
Class M1, 3.47% 3/25/35 (f)	595,000	597,963
Class M2, 3.5% 3/25/35 (f)	595,000	595,703
Class M3, 3.54% 3/25/35 (f)	290,000	290,692
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (f)	815,415	816,232
Series 2004-A Class A4A, 3.0238% 6/15/10 (f)	1,325,000	1,326,660
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (f)	100,000	100,080
Class M4, 3.995% 6/25/34 (f)	170,000	170,656
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 3.47% 12/25/33 (f)	418,900	419,909
Onyx Acceptance Owner Trust Series 2003-D Class A3, 2.4% 12/15/07	362,425	360,962
Option One Mortgage Loan Trust Series 2003-6 Class M1, 3.67% 11/25/33 (f)	1,025,000	1,032,272
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (b)	1,015,728	1,014,205
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities Nims Trust Series 2004-MHQ1:
Class A, 2.487% 12/25/34 (b)	$ 66,512	$ 66,533
Class B, 3.474% 12/25/34 (b)	220,000	219,450
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 4.12% 1/25/35 (f)	945,000	967,848
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (f)	270,000	271,915
Class M2, 3.7% 9/25/34 (f)	160,000	161,220
Class M3, 4.27% 9/25/34 (f)	310,000	314,347
Class M4, 4.47% 9/25/34 (f)	435,000	442,348
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (f)	1,124,182	1,128,872
Series 2004-WWF1 Class A5, 3.49% 1/25/35 (f)	568,891	572,364
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (f)	360,000	360,820
Class M2, 3.54% 1/25/35 (f)	1,130,000	1,131,893
Class M3, 3.58% 1/25/35 (f)	425,000	426,244
Class M5, 3.9% 1/25/35 (f)	400,000	401,651
Class M6, 4% 1/25/35 (f)	300,000	300,481
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (f)	1,265,000	1,265,000
Class M4, 3.67% 5/25/35 (f)	870,000	870,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(f)	400,000	401,725
Residental Asset Securities Corp. Series 2004-KS10:
Class AI2, 3.34% 3/25/29 (f)	50,000	50,194
Class M2, 4.17% 11/25/34 (f)	395,000	396,793
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 4.27% 10/25/34 (f)	1,300,000	1,317,783
Series 2004-RS6:
Class 2M2, 4.32% 6/25/34 (f)	250,000	249,988
Class 2M3, 4.47% 6/25/34 (f)	250,000	249,988
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (f)	50,966	51,229
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (f)	640,000	639,100
Series 2004-2 Class MV1, 3.6% 8/25/35 (f)	415,000	416,671
Sears Credit Account Master Trust II:
Series 2002-4:
Class A, 3.0838% 8/18/09 (f)	800,000	800,267
Class B, 3.3788% 8/18/09 (f)	1,080,000	1,080,699
Series 2002-5 Class B, 4.2038% 11/17/09 (f)	500,000	501,953
Asset-Backed Securities - continued
	Principal Amount	Value
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M1, 3.67% 8/25/34 (f)	$ 1,000,000	$ 1,002,719
Series 2003-BC4 Class M1, 3.62% 11/25/34 (f)	260,000	261,616
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (f)	91,741	91,736
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(f)	675,000	675,527
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (f)	421,914	424,475
Series 2003-6HE Class A1, 3.49% 11/25/33 (f)	148,864	149,223
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	47,682	47,665
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	579,637	578,017
Series 2004-4 Class D, 3.58% 5/17/12	550,000	545,677
Series 2005-1 Class D, 4.09% 8/15/12	495,000	492,012
TOTAL ASSET-BACKED SECURITIES (Cost $189,237,489)		189,826,865
Collateralized Mortgage Obligations - 14.4%

Private Sponsor - 11.5%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (f)	1,673,688	1,678,733
Series 2004-4 Class 5A2, 3.42% 3/25/35 (f)	528,517	530,047
Series 2005-1 Class 5A2, 3.35% 5/25/35 (f)	944,429	946,053
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (f)	473,524	474,042
Class 6M2, 3.5% 6/25/35 (f)	1,375,000	1,376,074
Series 2005-3 Class 8A2, 3.26% 7/25/35 (f)	2,990,531	3,005,717
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (f)	2,904,275	2,904,275
Series 2005-2 Class 1A1, 3.27% 3/25/35 (f)	2,390,165	2,390,165
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (f)	986,693	985,764
Series 2005-1 Class 2A1, 3.31% 3/25/35 (f)	2,164,789	2,165,466
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (f)	464,061	463,843
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (f)	200,316	200,518
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (f)	325,858	325,166
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (f)	415,206	415,626
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
CS First Boston Mortgage Securities Corp.: - continued
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (f)	$ 685,403	$ 686,224
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (f)	615,367	616,404
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(f)	235,000	234,135
Fieldstone Mortgage Investment Corp. floater Series 2004-1 Class 2A, 3.31% 1/25/35 (f)	1,830,402	1,830,021
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (f)	769,247	768,549
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (f)	700,000	699,891
Class B1, 3.18% 12/20/54 (f)	950,000	949,406
Class M1, 3.28% 12/20/54 (f)	700,000	699,563
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (f)	95,000	95,030
Class 1C, 3.95% 3/20/44 (f)	280,000	281,400
Class 1M, 3.46% 3/20/44 (f)	130,000	130,186
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (f)	500,000	500,012
Class 1B, 3.22% 6/20/44 (f)	100,000	100,039
Class 1C, 3.75% 6/20/44 (f)	365,000	365,941
Class 1M, 3.33% 6/20/44 (f)	2,185,000	2,186,536
Series 2004-3:
Class 1B, 3.21% 9/20/44 (f)	200,000	200,078
Class 1C, 3.64% 9/20/44 (f)	605,000	606,785
Class 1M, 3.32% 9/20/44 (f)	100,000	100,063
GSAMP Trust floater Series 2004-11 Class 2A1, 3.35% 12/20/34 (f)	2,148,723	2,150,661
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (f)	195,000	195,746
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (f)	1,400,000	1,400,273
Class B, 3.1063% 7/15/40 (f)	190,000	190,059
Class C, 3.8606% 7/15/40 (f)	775,000	778,391
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (f)	1,353,509	1,359,253
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (f)	1,115,352	1,117,443
Series 2004-6 Class 1A2, 3.41% 10/25/34 (f)	419,071	418,627
Series 2005-1:
Class M1, 3.48% 4/25/35 (f)	462,350	462,639
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust: - continued
Class M2, 3.52% 4/25/35 (f)	$ 817,630	$ 818,141
Class M3, 3.55% 4/25/35 (f)	199,541	199,626
Class M4, 3.77% 4/25/35 (f)	121,671	122,127
Class M5, 3.79% 4/25/35 (f)	121,671	122,051
Class M6, 3.84% 4/25/35 (f)	189,807	190,400
Series 2005-2 Class 1A2, 3.33% 4/25/35 (f)	1,876,852	1,876,852
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(f)	815,000	815,000
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2544% 8/25/17 (f)	812,676	839,228
MASTR Adjustable Rate Mortgages Trust:
floater:
Series 2004-11:
Class 2A1, 3.4% 11/25/34 (f)	1,102,202	1,103,158
Class 2A2, 3.46% 11/25/34 (f)	242,649	243,143
Series 2005-1 Class 1A1, 3.12% 3/25/35 (f)	2,142,613	2,142,613
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (f)	3,000,000	2,993,761
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 3.41% 3/25/28 (f)	357,787	360,227
Class 2A2, 3.5525% 3/25/28 (f)	127,781	128,617
Series 2003-B Class A1, 3.36% 4/25/28 (f)	333,254	335,364
Series 2003-D Class A, 3.33% 8/25/28 (f)	1,636,115	1,640,559
Series 2003-E Class A2, 3.4425% 10/25/28 (f)	713,538	714,373
Series 2003-F Class A2, 3.7075% 10/25/28 (f)	747,882	749,159
Series 2004-A Class A2, 3.6175% 4/25/29 (f)	936,282	934,757
Series 2004-B Class A2, 2.8669% 6/25/29 (f)	943,491	941,821
Series 2004-C Class A2, 3.07% 7/25/29 (f)	1,307,280	1,304,217
Series 2004-D Class A2, 3.4725% 9/25/29 (f)	1,294,790	1,296,580
Series 2004-E Class A2D, 3.9175% 11/25/29 (f)	1,322,580	1,322,345
Series 2004-G Class A2, 3.07% 11/25/29 (f)	564,672	564,164
Series 2005-A Class A2, 3.38% 2/25/30 (f)	1,611,617	1,609,906
Series 2003-G Class XA1, 1% 1/25/29 (h)	2,857,014	40,345
MortgageIT Trust floater Series 2004-2:
Class A1, 3.39% 12/25/34 (f)	632,317	633,475
Class A2, 3.47% 12/25/34 (f)	854,099	859,572
Permanent Financing No. 1 PLC floater Series 1:
Class 2C, 3.64% 6/10/42 (f)	2,000,000	2,005,745
Class 3C, 4.17% 6/10/42 (f)	1,700,000	1,707,318
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (f)	$ 1,205,000	$ 1,218,462
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (f)	1,145,000	1,150,613
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (f)	260,000	260,000
Series 2 Class C, 3.11% 6/10/42 (f)	390,000	392,072
Series 3 Class C, 3.28% 6/10/42 (f)	825,000	835,055
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (f)	500,000	500,078
Class 2C, 2.91% 6/10/42 (f)	650,000	649,822
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (f)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (f)	545,000	545,000
Class 2C, 3.3437% 6/10/42 (f)	1,140,000	1,140,000
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	338,068	346,601
Series 2004-SL2 Class A1, 6.5% 10/25/16	147,901	151,247
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(f)	96,795	98,247
Class B5, 5.12% 3/10/35 (b)(f)	96,795	99,054
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (f)	159,293	159,934
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(f)	235,499	236,335
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)	9,834,416	84,176
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (f)	642,866	642,661
Series 2003-7 Class A2, 2.885% 1/20/34 (f)	343,209	343,171
Series 2004-1 Class A, 3.2025% 2/20/34 (f)	509,295	508,125
Series 2004-10 Class A4, 2.5% 11/20/34 (f)	1,496,810	1,497,572
Series 2004-12 Class 1A2, 3% 1/20/35 (f)	2,261,573	2,264,127
Series 2004-4 Class A, 2.4613% 5/20/34 (f)	1,922,856	1,920,210
Series 2004-5 Class A3, 2.82% 6/20/34 (f)	621,955	621,955
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (f)	819,273	820,011
Class A3B, 3.16% 7/20/34 (f)	1,638,545	1,641,652
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (f)	840,021	838,312
Class A3B, 3.4525% 7/20/34 (f)	1,631,108	1,636,742
Series 2004-8 Class A2, 3.45% 9/20/34 (f)	2,539,886	2,541,185
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2005-1 Class A2, 3.1688% 2/20/35 (f)	$ 1,076,779	$ 1,076,779
Series 2005-2 Class A2, 3.36% 3/20/35 (f)	2,223,444	2,222,315
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(f)	277,624	277,796
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (f)	3,065,103	3,073,000
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	190,194	191,114
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	86,681	90,262
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (f)	2,575,000	2,570,297
TOTAL PRIVATE SPONSOR		100,243,470
U.S. Government Agency - 2.9%
Fannie Mae:
floater Series 2002-89 Class F, 3.15% 1/25/33 (f)	172,096	172,345
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	888,524	903,892
Series 1994-81 Class PJ, 8% 7/25/23	21,539	21,497
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2002-11 Class QF, 3.35% 3/25/32 (f)	217,335	219,056
Series 2002-36 Class FT, 3.35% 6/25/32 (f)	209,676	211,517
Series 2002-64 Class FE, 3.32% 10/18/32 (f)	111,401	110,776
Series 2002-74 Class FV, 3.3% 11/25/32 (f)	136,210	137,233
Series 2003-11:
Class DF, 3.3% 2/25/33 (f)	121,308	122,177
Class EF, 3.3% 2/25/33 (f)	87,586	88,114
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30	86,714	87,221
Series 2002-11 Class QB, 5.5% 3/25/15	669,747	677,341
Series 2002-28 Class PJ, 6.5% 3/25/31	1,126,130	1,130,065
Series 2002-52 Class PA, 6% 4/25/31	27,369	27,545
Series 2002-8 Class PD, 6.5% 7/25/30	372,413	375,587
Series 2003-17 Class PQ, 4.5% 3/25/16	163,642	163,394
Series 2003-32 Class PB, 3% 6/25/16	898,264	892,905
Series 2002-50 Class LE, 7% 12/25/29	149,108	150,657
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	612,598	25,742
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac planned amortization class:
Series 2091 Class PP, 6% 2/15/27	$ 230,172	$ 230,641
Series 2256 Class MB, 7.25% 5/15/30	44,249	44,248
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 3.3538% 11/15/32 (f)	42,287	42,469
Series 2538 Class FB, 3.3538% 12/15/32 (f)	241,540	240,461
Series 2551 Class FH, 3.4038% 1/15/33 (f)	112,141	112,634
planned amortization class:
Series 2136 Class PQ, 6.5% 10/15/27	55,405	55,354
Series 2316 Class PB, 6.5% 9/15/30	488,680	491,403
Series 2376 Class JC, 5.5% 2/15/14	13,480	13,463
Series 2394 Class ND, 6% 6/15/27	201,574	202,785
Series 2395 Class PE, 6% 2/15/30	895,507	905,666
Series 2398 Class DK, 6.5% 1/15/31	155,858	156,511
Series 2410 Class ML, 6.5% 12/15/30	377,751	381,257
Series 2420 Class BE, 6.5% 12/15/30	320,497	322,887
Series 2443 Class TD, 6.5% 10/15/30	330,892	334,050
Series 2461 Class PG, 6.5% 1/15/31	288,225	292,228
Series 2466 Class EC, 6% 10/15/27	88,515	88,506
Series 2473 Class JB, 5.5% 2/15/29	38,242	38,198
Series 2483 Class DC, 5.5% 7/15/14	364,377	365,771
Series 2490 Class PM, 6% 7/15/28	73,514	73,523
Series 2496 Class OC, 5.5% 9/15/14	1,354,845	1,364,895
Series 2543 CLass PM, 5.5% 8/15/18	1,000,000	1,013,292
Series 2557 Class MA, 4.5% 7/15/16	52,810	52,810
Series 2614 Class IC, 4.5% 12/15/10 (h)	2,353,357	98,569
Series 2676:
Class KN, 3% 12/15/13	2,135,134	2,112,870
Class QA, 3% 8/15/16	1,550,000	1,536,686
Series 2683 Class UH, 3% 3/15/19	4,034,168	3,997,890
Series 2748 Class IB, 4.5% 3/15/10 (h)	1,453,475	56,212
Series 2776 Class UJ, 4.5% 5/15/20 (h)	635,587	35,256
Series 2828 Class JA, 4.5% 1/15/10	1,615,000	1,626,423
sequential pay:
Series 2285 Class VB, 6.5% 10/15/16	26,640	26,638
Series 2430 Class ZE, 6.5% 8/15/27	128,011	128,365
Series 2478 Class AF, 6% 8/15/30	358,934	359,220
Series 2480 Class QW, 5.75% 2/15/30	130,476	130,639
Series 1803 Class A, 6% 12/15/08	267,231	273,837
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2907 Class HZ, 5% 12/15/34	$ 1,437,982	$ 1,442,835
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 3.37% 1/16/27 (f)	153,630	154,508
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	459,171	467,803
TOTAL U.S. GOVERNMENT AGENCY		24,787,867
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $125,169,547)		125,031,337
Commercial Mortgage Securities - 3.9%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(f)	565,000	570,462
Class D, 7.0373% 8/3/10 (b)(f)	750,000	757,367
Banc of America Large Loan, Inc.:
floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(f)	64,481	64,486
Series 2003-BBA2:
Class A3, 3.2738% 11/15/15 (b)(f)	340,000	340,440
Class C, 3.4238% 11/15/15 (b)(f)	70,000	70,315
Class D, 3.5038% 11/15/15 (b)(f)	110,000	110,640
Class F, 3.8538% 11/15/15 (b)(f)	80,000	80,576
Class H, 4.3538% 11/15/15 (b)(f)	70,000	70,508
Class J, 4.9038% 11/15/15 (b)(f)	70,000	70,550
Class K, 5.5538% 11/15/15 (b)(f)	65,000	65,543
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(f)	290,000	290,215
Class J, 4.0538% 12/15/16 (b)(f)	140,000	140,148
Class K, 4.3038% 12/15/16 (b)(f)	250,000	250,264
Series 2005-BOCA Class X1, 1.018% 12/15/16 (b)(h)	109,061,667	1,367,535
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(f)	352,261	355,124
Series 2003-2 Class A, 3.6% 12/25/33 (b)(f)	927,154	935,846
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(f)	524,143	523,774
Class B, 4.92% 4/25/34 (b)(f)	87,357	87,903
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(f)	$ 595,930	$ 597,723
Class M1, 3.6% 8/25/34 (b)(f)	190,884	191,644
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(f)	831,116	832,659
Class A2, 3.44% 1/25/35 (b)(f)	97,778	97,960
Class M1, 3.52% 1/25/35 (b)(f)	146,668	146,830
Class M2, 4.02% 1/25/35 (b)(f)	97,778	98,080
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A Class A1, 3.23% 4/14/15 (b)(f)	108,549	108,546
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(f)	355,557	356,502
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(f)	960,000	960,135
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(f)	565,000	566,238
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(f)	125,000	125,371
Class F, 4% 1/14/16 (b)(f)	75,000	75,223
COMM floater:
Series 2002-FL7:
Class A2, 3.3038% 11/15/14 (b)(f)	31,347	31,359
Class C, 3.4538% 11/15/14 (b)(f)	555,000	555,559
Class F, 4.2538% 11/15/14 (b)(f)	1,000,000	1,003,446
Class H, 5.2038% 11/15/14 (b)(f)	150,000	150,154
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(f)	873,034	875,101
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(f)	635,000	635,765
Class G, 3.9338% 9/15/14 (b)(f)	150,000	150,180
Class H, 4.0338% 9/15/14 (b)(f)	160,000	160,192
Class J, 4.5538% 9/15/14 (b)(f)	55,000	55,066
Class K, 4.9538% 9/15/14 (b)(f)	85,000	85,101
Class L, 5.1538% 9/15/14 (b)(f)	70,000	69,989
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(f)	47,457	47,501
Class D, 3.5038% 7/15/16 (b)(f)	103,556	103,578
Class E, 3.7038% 7/15/16 (b)(f)	73,342	73,379
Class F, 3.7538% 7/15/16 (b)(f)	77,661	77,724
Class H, 4.2538% 7/15/16 (b)(f)	228,630	228,870
Class J, 4.4038% 7/15/16 (b)(f)	86,255	86,345
Class K, 5.3038% 7/15/16 (b)(f)	1,488,005	1,487,781
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(f)	$ 1,005,000	$ 1,005,000
Class C, 3.2238% 4/15/17 (b)(f)	425,000	425,000
Class D, 3.2638% 4/15/17 (b)(f)	345,000	345,000
Class E, 3.3238% 4/15/17 (b)(f)	260,000	260,000
Class F, 3.3638% 4/15/17 (b)(f)	145,000	145,000
Class G, 3.5038% 4/15/17 (b)(f)	145,000	145,000
Class H, 3.5738% 4/15/17 (b)(f)	145,000	145,000
Class I, 3.8038% 4/15/17 (b)(f)	50,000	50,000
Class MOA3, 3.2538% 3/15/20 (b)(f)	650,000	650,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(f)	255,000	255,797
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(f)	700,000	700,469
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(f)	1,000,000	1,000,686
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(f)	175,000	174,990
Class B, 3.7038% 12/15/21 (b)(f)	455,000	454,974
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(f)	505,000	505,245
Class E, 3.5038% 2/15/14 (b)(f)	200,000	200,392
Class F, 3.5538% 2/15/14 (b)(f)	175,000	175,399
Class G, 3.8038% 2/15/14 (b)(f)	125,000	125,286
Class H, 4.0538% 2/15/14 (b)(f)	100,000	100,429
Class J, 4.3538% 2/15/14 (b)(f)	50,000	50,254
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(f)	800,000	799,998
Class E, 3.2838% 2/15/20 (b)(f)	290,000	289,999
Class F, 3.3338% 2/15/20 (b)(f)	250,000	250,000
Class G, 3.4738% 2/15/20 (b)(f)	70,000	70,000
Class H, 3.7038% 2/15/20 (b)(f)	100,000	100,000
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(f)	145,000	140,927
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(f)	103,094	103,094
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(f)	420,000	415,178
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater:
Series 2003-C4A Class H, 5.91% 7/11/15 (b)(f)	406,693	408,600
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust: - continued
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(f)	$ 1,085,000	$ 1,086,150
Class C, 3.65% 12/16/14 (b)(f)	110,000	110,476
Series 2003-LLFA Class K1, 5.5% 12/16/14 (b)(f)	435,000	435,722
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X, 0.142% 11/15/10 (b)(f)(h)	417,400,000	669,551
Morgan Stanley Dean Witter Capital I Trust floater Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(f)	640,538	640,941
Class F, 4.81% 10/7/13 (b)(f)	544,671	536,351
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA Class C, 3.7538% 2/15/13 (b)(f)	1,000,000	968,302
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(f)	30,000	30,037
Class JEXB, 5.0538% 2/15/15 (b)(f)	50,000	50,061
Class KEXB, 5.4538% 2/15/15 (b)(f)	40,000	40,049
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(f)	545,856	548,895
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(f)	500,000	500,358
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(f)	555,653	555,653
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(f)	255,000	255,154
Class E, 3.4538% 3/15/14 (b)(f)	160,000	160,314
Class F, 3.5038% 3/15/14 (b)(f)	130,000	130,250
Class G, 3.7338% 3/15/14 (b)(f)	65,000	65,190
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(f)	245,000	245,000
Class KHP2, 3.5038% 1/15/18 (b)(f)	245,000	245,000
Class KHP3, 3.8038% 1/15/18 (b)(f)	290,000	290,000
Class KHP4, 3.9038% 1/15/18 (b)(f)	225,000	225,000
Class KHP5, 4.1038% 1/15/18 (b)(f)	260,000	260,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $33,743,963)		33,725,868
Fixed-Income Funds - 33.2%
	Shares	Value
Fidelity Ultra-Short Central Fund (g) (Cost $288,099,439)	2,897,815	$ 288,390,589
Cash Equivalents - 14.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (i) (Cost $129,624,000)	$ 129,656,005	129,624,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $870,022,754)		870,179,015
NET OTHER ASSETS - (0.2)%		(1,366,577)
NET ASSETS - 100%		$ 868,812,438
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
113 Eurodollar 90 Day Index Contracts	June 2005	$ 112,032,438	$ (206,265)
114 Eurodollar 90 Day Index Contracts	Sept. 2005	112,932,675	(164,956)
112 Eurodollar 90 Day Index Contracts	Dec. 2005	110,898,200	(92,711)
112 Eurodollar 90 Day Index Contracts	March 2006	110,863,200	(147,648)
TOTAL EURODOLLAR CONTRACTS			(611,580)
Sold
Eurodollar Contracts
3 Eurodollar 90 Day Index Contracts	June 2006	2,968,725	(1,389)
3 Eurodollar 90 Day Index Contracts	Sept. 2006	2,968,050	(1,239)
2 Eurodollar 90 Day Index Contracts	Dec. 2006	1,978,325	492
2 Eurodollar 90 Day Index Contracts	March 2007	1,978,200	242
1 Eurodollar 90 Day Index Contracts	June 2007	989,013	(667)
1 Eurodollar 90 Day Index Contracts	Sept. 2007	988,938	(717)
1 Eurodollar 90 Day Index Contracts	Dec. 2007	988,825	(754)
1 Eurodollar 90 Day Index Contracts	March 2008	988,775	(779)
TOTAL EURODOLLAR CONTRACTS			(4,811)
			$ (616,391)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)

	March 2010	$ 2,000,000	$ (8,236)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2010	2,000,000	(8,236)
Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%	June 2007	1,000,000	(986)
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	2,000,000	32,808
		$ 7,000,000	$ 15,350
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $50,918,064 or 5.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,479,453.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$129,624,000 due 5/2/05 at 2.96%
Banc of America Securities LLC.	$ 19,817,047
Bank of America, National Association	8,438,575
Barclays Capital Inc.	33,754,299
Bear Stearns & Co. Inc.	5,274,109
Countrywide Securities Corporation	8,438,575
Credit Suisse First Boston LLC	4,219,287
J.P. Morgan Securities, Inc.	2,109,644
Lehman Brothers Inc..	4,219,287
Morgan Stanley & Co. Incorporated.	24,366,384
UBS Securities LLC	18,986,793
$ 129,624,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $869,984,508. Net unrealized appreciation aggregated $194,507, of which $1,329,586 related to appreciated investment securities and $1,135,079 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of April 30, 2005 which is an investment of Fidelity Ultra-Short Bond Fund.

Fidelity Ultra-Short Central Fund
Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,497,517
3.47% 5/24/06 (e)	4,700,000	4,703,929
		21,201,446
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,000,000
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,341,448
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,080
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,201,620
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,536,743
		60,290,891
TOTAL CONSUMER DISCRETIONARY		81,492,337
FINANCIALS - 1.2%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,031,700
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,588,264
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.3948% 10/20/05 (e)	14,765,000	14,733,063
4.75% 5/19/05 (e)	6,855,000	6,857,002
Household Finance Corp. 8% 5/9/05	11,000,000	11,007,315
		32,597,380
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	705,242
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,026,918
TOTAL FINANCIALS		70,949,504
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,599,623
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,731,372
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,762,047
GTE Corp. 6.36% 4/15/06	9,000,000	9,196,263
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,041,202
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,561,916
		60,892,423
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,659,049
TOTAL TELECOMMUNICATION SERVICES		66,551,472
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,793,958
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,438,904
TOTAL UTILITIES		22,232,862
TOTAL NONCONVERTIBLE BONDS (Cost $241,607,358)		241,226,175
U.S. Government Agency Obligations - 2.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,991,982
1.8% 5/27/05 (d)	60,000,000	59,945,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,000,004)		149,937,082
Asset-Backed Securities - 37.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (e)	9,019,681	9,019,255
Series 2004-3 Class 2A4, 3.32% 10/25/34 (e)	10,915,000	10,960,912
Series 2004-4:
Class A2D, 3.37% 1/25/35 (e)	3,986,475	3,997,856
Class M2, 4.37% 1/25/35 (e)	1,425,000	1,453,307
Class M3, 4.27% 1/25/35 (e)	550,000	567,437
Series 2005-1:
Class M1, 3.6% 4/25/35 (e)	11,280,000	11,294,252
Class M2, 3.71% 4/25/35 (e)	5,275,000	5,288,431
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.5% 6/25/32 (e)	$ 57,499	$ 57,506
Class M1, 3.66% 6/25/32 (e)	2,110,000	2,129,004
Series 2002-HE2 Class M1, 3.87% 8/25/32 (e)	21,525,000	21,631,682
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	3,015,000	3,062,913
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (e)	800,000	804,576
Class M2, 4.77% 6/25/33 (e)	856,000	872,891
Series 2003-NC1 Class M1, 3.8% 7/25/33 (e)	1,600,000	1,614,648
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	2,193,000	2,193,282
Class M2, 4.27% 2/25/34 (e)	2,475,000	2,476,025
Series 2004-OP1:
Class M1, 3.47% 4/25/34 (e)	4,420,000	4,424,363
Class M2, 3.52% 4/25/34 (e)	6,240,000	6,251,111
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (e)	1,530,000	1,531,377
Class M2, 3.47% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.42% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.46% 4/25/35 (e)	1,340,000	1,340,576
Class M5, 3.47% 4/25/35 (e)	1,230,000	1,230,529
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (e)	8,735,000	8,735,000
Class A2B, 3.17% 5/25/35 (e)	4,370,000	4,370,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (e)	3,152,564	3,153,398
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(e)	8,800,000	8,785,920
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.2638% 2/15/08 (e)	10,000,000	10,004,126
Series 2002-6 Class B, 3.4038% 3/15/10 (e)	5,000,000	5,035,808
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	5,775,000	5,799,717
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	17,992,640	18,031,662
Series 2005-1 Class A, 2.9838% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,976,583
Series 2003-AM:
Class A3B, 3.2406% 6/6/07 (e)	2,289,874	2,290,971
Class A4B, 3.3406% 11/6/09 (e)	12,400,000	12,454,447
Series 2003-BX Class A4B, 3.2506% 1/6/10 (e)	3,265,000	3,278,330
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,451,847
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,563,550
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.42% 8/25/32 (e)	$ 3,740,753	$ 3,754,949
Series 2002-AR1 Class M2, 4.32% 9/25/32 (e)	1,698,000	1,700,237
Series 2003-1:
Class A2, 3.43% 2/25/33 (e)	960,511	962,994
Class M1, 3.92% 2/25/33 (e)	3,330,000	3,390,874
Series 2003-3:
Class M1, 3.82% 3/25/33 (e)	1,564,902	1,584,236
Class S, 5% 9/25/05 (f)	4,457,447	71,560
Series 2003-6:
Class AV3, 3.34% 8/25/33 (e)	737,620	737,836
Class M1, 3.78% 8/25/33 (e)	7,560,000	7,610,464
Class M2, 4.87% 5/25/33 (e)	2,750,000	2,801,797
Series 2003-AR1 Class M1, 3.73% 1/25/33 (e)	7,000,000	7,082,751
Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	1,230,000	1,229,941
Class M2, 3.5% 4/25/34 (e)	950,000	949,955
Class M3, 3.57% 4/25/34 (e)	3,500,000	3,499,832
Class M4, 4.07% 4/25/34 (e)	4,500,000	4,499,780
Series 2004-R9 Class A3, 3.34% 10/25/34 (e)	9,340,000	9,368,730
Series 2005-R1:
Class M1, 3.47% 3/25/35 (e)	5,710,000	5,712,189
Class M2, 3.5% 3/25/35 (e)	1,925,000	1,925,724
Series 2005-R2 Class M1, 3.47% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (e)	2,629,663	2,639,945
Series 2002-BC6 Class M1, 3.77% 8/25/32 (e)	24,900,000	25,125,923
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.92% 10/25/32 (e)	5,575,000	5,617,777
Series 2003-BC1 Class M2, 4.12% 1/25/32 (e)	2,049,617	2,055,237
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (e)	20,000,000	20,659,184
Series 2003-W7 Class A2, 3.41% 3/1/34 (e)	5,524,422	5,536,989
Series 2004-W5 Class M1, 3.62% 4/25/34 (e)	3,960,000	3,964,743
Series 2004-W7:
Class M1, 3.57% 5/25/34 (e)	4,085,000	4,084,803
Class M2, 3.62% 5/25/34 (e)	3,320,000	3,319,840
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (e)	978,000	981,157
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (e)	$ 2,113,033	$ 2,114,582
Class M1, 3.8538% 4/15/33 (e)	9,000,000	9,057,508
Series 2003-HE3:
Class M1, 3.7838% 6/15/33 (e)	2,185,000	2,202,389
Class M2, 4.9538% 6/15/33 (e)	10,000,000	10,249,478
Series 2003-HE4 Class M2, 4.9538% 8/15/33 (e)	5,695,000	5,823,648
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (e)	3,859,234	3,862,681
Series 2003-HE6 Class M1, 3.67% 11/25/33 (e)	3,475,000	3,501,425
Series 2004-HE3:
Class M1, 3.56% 6/25/34 (e)	1,450,000	1,450,440
Class M2, 4.14% 6/25/34 (e)	3,350,000	3,350,893
Series 2004-HE6 Class A2, 3.38% 6/25/34 (e)	21,097,293	21,144,334
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (e)	8,250,000	8,267,322
Class M2, 3.52% 3/25/35 (e)	2,065,000	2,069,748
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	20,655,000	20,754,200
Series 2002-B2 Class B2, 3.2938% 5/15/08 (e)	15,000,000	15,006,119
Series 2002-B3 Class B, 3.3138% 8/15/08 (e)	14,500,000	14,513,069
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	7,980,000	8,078,097
Series 2002-C2 Class C2, 3.9438% 5/15/08 (e)	35,785,000	35,883,212
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (e)	9,677,240	9,677,467
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (e)	10,623,302	10,645,753
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (e)	6,466,458	6,489,044
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	6,655,000	6,662,876
Class M2, 3.77% 2/25/35 (e)	2,430,000	2,434,608
Series 2005-HE5 Class 1A1, 3.31% 11/25/28 (c)(e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,633,457	3,608,361
Series 2003-1 Class B, 3.4238% 6/15/10 (b)(e)	7,116,746	7,140,352
Series 2003-2 Class B, 3.2338% 1/15/09 (e)	3,333,951	3,339,298
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,659,860
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,299,993
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (e)	$ 5,000,000	$ 5,005,867
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	19,500,000	19,658,434
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	9,585,000	9,644,489
Series 2002-4A Class B, 3.4538% 3/15/10 (e)	6,000,000	6,033,530
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	17,705,000	17,725,779
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	15,470,000	15,609,518
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.74% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.09% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.05% 1/25/32 (e)	4,244,221	4,265,690
Series 2002-HE2 Class M1, 3.72% 1/25/33 (e)	9,999,980	10,043,354
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (e)	21,499,948	21,854,618
Class M2, 5.27% 3/25/33 (e)	9,968,976	10,195,021
Series 2003-HE1:
Class M1, 3.92% 8/25/33 (e)	1,989,998	1,999,310
Class M2, 4.97% 8/25/33 (e)	4,369,996	4,438,752
Series 2003-HE2 Class A, 3.37% 10/25/33 (e)	3,405,270	3,417,561
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (e)	2,254,989	2,277,351
Class M2, 4.77% 11/25/33 (e)	1,719,992	1,759,027
Series 2004-HE2 Class M2, 4.22% 7/26/34 (e)	2,345,000	2,344,883
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (e)	1,305,000	1,312,314
Series 2002-4 Class B, 3.2638% 10/15/07 (e)	12,000,000	12,001,374
Series 2002-6 Class B, 3.3038% 1/15/08 (e)	11,850,000	11,855,543
Series 2004-1 Class B, 3.1538% 5/15/09 (e)	4,105,000	4,104,199
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,530,126
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,008,037
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,047,856
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,720,038
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,052,343
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,203,410
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(e)	8,707,614	8,708,517
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (e)	1,926,899	1,931,572
Series 2003-BC1 Class M2, 5.02% 9/25/32 (e)	11,065,000	11,220,056
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(e)	$ 1,235,933	$ 1,243,025
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	5,200,000	5,211,138
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (e)	669,049	666,176
Class M1, 3.52% 6/25/34 (e)	1,475,000	1,476,373
Series 2004-4:
Class A, 3.39% 8/25/34 (e)	3,266,921	3,270,019
Class M1, 3.5% 7/25/34 (e)	3,650,000	3,663,804
Class M2, 3.55% 6/25/34 (e)	4,395,000	4,410,834
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.44% 8/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.42% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.46% 7/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.5% 7/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.44% 8/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.23% 8/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.41% 4/25/34 (e)	3,265,727	3,280,809
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (e)	3,857,201	3,857,023
Class M3, 3.67% 4/25/34 (e)	5,885,000	5,884,716
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (e)	8,155,000	8,203,261
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	8,864,848	8,867,929
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	1,300,000	1,313,121
Class M2, 4.77% 11/25/33 (e)	700,000	720,960
Series 2004-1 Class M2, 4.12% 1/25/35 (e)	3,700,000	3,747,278
Series 2004-2 Class M2, 4.17% 7/25/34 (e)	9,890,000	9,889,518
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (e)	8,400,000	8,400,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	400,000	401,577
Class M4, 3.92% 3/25/34 (e)	300,000	303,158
Class M6, 4.27% 3/25/34 (e)	400,000	403,794
First USA Credit Card Master Trust Series 2001-4 Class B, 3.31% 1/12/09 (e)	15,000,000	15,042,665
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(e)	$ 11,580,000	$ 11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (e)	19,600,000	19,688,088
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.24% 2/25/34 (e)	3,507,165	3,507,005
Class M1, 3.47% 2/25/34 (e)	750,000	749,964
Class M2, 3.52% 2/25/34 (e)	800,000	799,962
Series 2004-C Class 2A2, 3.57% 8/25/34 (e)	10,000,000	10,090,707
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (e)	11,850,000	11,866,003
Class M1, 3.45% 1/25/35 (e)	1,603,000	1,604,865
Class M2, 3.48% 1/25/35 (e)	2,325,000	2,328,490
Class M3, 3.51% 1/25/35 (e)	1,250,000	1,252,312
Class M4, 3.7% 1/25/35 (e)	925,000	928,424
Class M5, 3.72% 1/25/35 (e)	925,000	928,748
Class M6, 3.8% 1/25/35 (e)	1,125,000	1,127,446
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(e)	5,995,317	6,036,685
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,712
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,606,278
Series 6 Class B, 3.1438% 2/17/09 (e)	1,030,000	1,031,075
GSAMP Trust:
Series 2002-HE Class M1, 4.24% 11/20/32 (e)	3,017,000	3,077,782
Series 2002-NC1:
Class A2, 3.34% 7/25/32 (e)	866,997	876,628
Class M1, 3.66% 7/25/32 (e)	8,861,000	8,990,090
Series 2003-FM1 Class M1, 3.81% 3/20/33 (e)	15,000,000	15,197,616
Series 2004-FF3 Class M2, 4.16% 5/25/34 (e)	4,650,000	4,732,538
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (e)	2,865,000	2,864,862
Class M2, 4.42% 11/25/33 (e)	1,975,000	2,010,087
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	3,500,000	3,499,832
Class M2, 4.12% 1/25/34 (e)	1,500,000	1,499,927
Class M3, 4.32% 1/25/34 (e)	1,500,000	1,499,926
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (e)	4,045,000	4,044,805
Class M2, 4.17% 5/25/34 (e)	1,750,000	1,770,456
Class M3, 4.42% 5/25/34 (e)	1,250,000	1,270,611
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-FF2 Class M5, 3.5% 3/25/35 (e)	$ 3,500,000	$ 3,500,000
Series 2005-HE2 Class M, 3.45% 3/25/35 (e)	8,780,000	8,764,831
Series 2005-NC1 Class M1, 3.47% 2/25/35 (e)	9,010,000	9,021,581
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(e)	14,000,000	13,983,439
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.82% 6/25/32 (e)	10,000,000	10,033,700
Series 2002-3 Class A5, 3.46% 2/25/33 (e)	1,890,999	1,891,986
Series 2002-4:
Class A3, 3.5% 3/25/33 (e)	2,790,116	2,793,087
Class M2, 5.07% 3/25/33 (e)	1,850,000	1,878,562
Series 2002-5:
Class A3, 3.54% 5/25/33 (e)	4,052,809	4,079,035
Class M1, 4.22% 5/25/33 (e)	13,800,000	14,105,019
Series 2003-1:
Class A2, 3.49% 6/25/33 (e)	6,169,643	6,181,822
Class M1, 4.02% 6/25/33 (e)	5,700,000	5,734,767
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	354,701	356,165
Class M1, 3.9% 8/25/33 (e)	2,245,000	2,274,979
Series 2003-3:
Class A2, 3.38% 8/25/33 (e)	2,521,004	2,531,410
Class M1, 3.88% 8/25/33 (e)	8,185,000	8,284,311
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	3,415,000	3,447,260
Class M2, 4.92% 10/25/33 (e)	4,040,000	4,095,666
Series 2003-5:
Class A2, 3.37% 12/25/33 (e)	8,541,493	8,575,143
Class M1, 3.72% 12/25/33 (e)	3,175,000	3,203,432
Class M2, 4.75% 12/25/33 (e)	1,345,000	1,382,946
Series 2003-7 Class A2, 3.4% 3/25/34 (e)	4,163,244	4,173,012
Series 2004-2 Class A2, 3.31% 7/25/34 (e)	7,471,552	7,471,265
Series 2004-3:
Class M1, 3.59% 8/25/34 (e)	2,015,000	2,014,903
Class M2, 4.22% 8/25/34 (e)	2,200,000	2,199,892
Class M3, 4.47% 8/25/34 (e)	950,000	949,953
Series 2004-4 Class A2, 3.34% 10/25/34 (e)	10,005,758	10,045,356
Series 2004-6 Class A2, 3.37% 12/25/34 (e)	11,064,375	11,099,385
Series 2004-7 Class A3, 3.41% 1/25/35 (e)	3,345,418	3,362,587
Series 2005-1:
Class M1, 3.45% 5/25/35 (e)	9,705,000	9,712,375
Class M2, 3.47% 5/25/35 (e)	5,780,000	5,779,721
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M3, 3.52% 5/25/35 (e)	$ 5,825,000	$ 5,824,719
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (e)	13,170,000	13,151,615
Class M1, 3.47% 7/25/35 (e)	10,085,000	10,084,950
Series 2005-3 Class M1, 3.47% 8/25/35 (e)	9,450,000	9,450,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (e)	10,000,000	10,015,115
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (e)	22,589,000	22,631,456
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.29% 4/20/32 (e)	3,414,440	3,419,549
Series 2002-3 Class A, 3.44% 7/20/32 (e)	2,738,511	2,743,110
Series 2003-1 Class M, 3.62% 10/20/32 (e)	911,396	912,798
Series 2003-2:
Class A, 3.32% 9/20/33 (e)	3,349,275	3,356,618
Class M, 3.57% 9/20/33 (e)	1,574,995	1,578,616
Series 2004-1 Class M, 3.51% 9/20/33 (e)	3,183,762	3,190,345
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.64% 2/20/33 (e)	2,099,070	2,108,691
Series 2004-HC1:
Class A, 3.34% 2/20/34 (e)	6,511,745	6,529,358
Class M, 3.49% 2/20/34 (e)	3,937,024	3,939,674
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.5038% 1/18/11 (e)	8,850,000	8,869,373
Series 2002-2:
Class A, 3.1238% 1/18/11 (e)	9,000,000	9,013,134
Class B, 3.5038% 1/18/11 (e)	14,275,000	14,366,807
Series 2002-3 Class B, 4.2038% 9/15/09 (e)	4,150,000	4,167,352
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (e)	4,058,866	4,060,076
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (e)	13,164,203	13,166,374
Class M1, 3.49% 6/25/35 (e)	4,100,000	4,099,801
Class M2, 3.51% 6/25/35 (e)	2,775,000	2,776,050
Class M3, 3.54% 6/25/35 (e)	1,975,000	1,976,577
Class M4, 3.72% 6/25/35 (e)	4,940,000	4,950,134
Class M5, 3.75% 6/25/35 (e)	3,020,000	3,026,175
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,124,500
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (e)	58,440	58,461
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2003-2:
Class AV, 3.34% 6/25/33 (e)	$ 586,129	$ 586,624
Class M1, 3.84% 6/25/33 (e)	19,500,000	19,661,618
Series 2003-3 Class M1, 3.77% 7/25/33 (e)	7,770,000	7,842,331
Series 2004-2:
Class M1, 3.55% 6/25/34 (e)	4,275,000	4,285,859
Class M2, 4.1% 6/25/34 (e)	2,800,000	2,836,356
Series 2005-2 Class 2A2, 3.03% 4/25/35 (e)	12,000,000	12,000,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.75% 4/25/33 (e)	3,500,000	3,530,299
Class M2, 4.87% 4/25/33 (e)	1,500,000	1,537,489
Series 2004-FRE1 Class M1, 3.57% 7/25/34 (e)	5,223,000	5,249,719
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(e)	7,250,000	7,268,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (e)	30,000,000	30,056,580
Series 2001-B2 Class B2, 3.3138% 1/15/09 (e)	30,353,000	30,445,701
Series 2002-B2 Class B2, 3.3338% 10/15/09 (e)	20,000,000	20,099,864
Series 2002-B3 Class B3, 3.3538% 1/15/08 (e)	15,000,000	15,006,347
Series 2002-B4 Class B4, 3.4538% 3/15/10 (e)	14,800,000	14,931,199
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	1,530,000	1,541,248
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,130,000	1,135,915
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	705,000	710,732
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,849,889
Series 1998-G Class B, 3.3538% 2/17/09 (e)	20,000,000	20,051,362
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	2,125,000	2,124,899
Class M2, 3.57% 7/25/34 (e)	375,000	374,982
Class M3, 3.97% 7/25/34 (e)	775,000	774,962
Class M4, 4.12% 7/25/34 (e)	525,000	524,974
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.72% 7/25/34 (e)	2,321,000	2,336,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.12% 11/25/32 (e)	2,370,000	2,452,166
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	6,185,000	6,261,301
Series 2003-NC5 Class M2, 5.02% 4/25/33 (e)	2,800,000	2,842,964
Series 2003-NC6 Class M2, 4.97% 6/27/33 (e)	12,835,000	13,196,866
Series 2003-NC7:
Class M1, 3.72% 6/25/33 (e)	1,785,000	1,793,061
Class M2, 4.87% 6/25/33 (e)	1,000,000	1,019,394
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 2,350,000	$ 2,369,260
Series 2004-HE6 Class A2, 3.36% 8/25/34 (e)	9,165,498	9,167,272
Series 2004-NC2 Class M1, 3.57% 12/25/33 (e)	2,595,000	2,607,836
Series 2004-NC6 Class A2, 3.36% 7/25/34 (e)	4,167,797	4,180,069
Series 2005-1:
Class M2, 3.49% 12/25/34 (e)	4,425,000	4,434,091
Class M3, 3.54% 12/25/34 (e)	4,000,000	4,006,475
Class M4, 3.72% 12/25/34 (e)	787,000	789,565
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (e)	3,885,000	3,890,834
Class M1, 3.47% 12/25/34 (e)	1,100,000	1,104,276
Class M2, 3.49% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.46% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (e)	2,425,000	2,437,424
Class M2, 3.49% 1/25/35 (e)	2,425,000	2,430,034
Class M3, 3.53% 1/25/35 (e)	2,425,000	2,431,012
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (e)	1,510,288	1,520,488
Class M2, 4.42% 2/25/32 (e)	9,859,831	9,947,615
Series 2001-NC3 Class M2, 4.52% 10/25/31 (e)	3,122,543	3,144,289
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (e)	3,827,881	3,849,824
Class M2, 4.67% 1/25/32 (e)	1,645,000	1,655,435
Series 2002-AM3 Class A3, 3.51% 2/25/33 (e)	2,058,485	2,063,347
Series 2002-HE1 Class M1, 3.62% 7/25/32 (e)	2,700,000	2,726,769
Series 2002-HE2:
Class M1, 3.72% 8/25/32 (e)	9,925,000	9,980,615
Class M2, 4.27% 8/25/32 (e)	1,550,000	1,560,588
Series 2002-NC3 Class A3, 3.36% 8/25/32 (e)	1,005,195	1,008,059
Series 2002-NC5 Class M3, 4.82% 10/25/32 (e)	920,000	940,519
Series 2002-OP1 Class M1, 3.77% 9/25/32 (e)	1,545,000	1,556,711
Series 2003-NC1:
Class M1, 4.07% 11/25/32 (e)	2,555,000	2,576,676
Class M2, 5.07% 11/25/32 (e)	1,880,000	1,903,613
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.45% 1/25/33 (e)	865,114	865,812
Class M2, 5.02% 1/25/33 (e)	4,600,000	4,679,367
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2003-6 Class M1, 3.74% 1/25/34 (e)	$ 5,180,000	$ 5,220,884
Series 2005-1:
Class M1, 3.47% 3/25/35 (e)	4,395,000	4,416,887
Class M2, 3.5% 3/25/35 (e)	4,395,000	4,400,196
Class M3, 3.54% 3/25/35 (e)	2,120,000	2,125,062
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	16,308,306	16,324,636
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,583,241
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	1,450,000	1,451,157
Class M4, 3.995% 6/25/34 (e)	2,435,000	2,444,396
Ocala Funding LLC Series 2005-1A Class A, 4.49% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (e)	2,940,000	2,960,852
Class M2, 3.7% 9/25/34 (e)	1,755,000	1,768,378
Class M3, 4.27% 9/25/34 (e)	3,355,000	3,402,050
Class M4, 4.47% 9/25/34 (e)	4,700,000	4,779,392
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (e)	10,042,694	10,084,587
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (e)	2,775,000	2,781,319
Class M2, 3.54% 1/25/35 (e)	4,175,000	4,181,994
Class M3, 3.58% 1/25/35 (e)	3,290,000	3,299,630
Class M5, 3.9% 1/25/35 (e)	3,095,000	3,107,771
Class M6, 4% 1/25/35 (e)	2,320,000	2,323,723
Series 2005-WHQ2 Class M7, 4.3% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (e)	8,735,000	8,735,000
Class M4, 3.67% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(e)	15,000,000	15,064,706
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.62% 4/25/35 (c)(e)	1,040,000	1,040,000
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.27% 10/25/34 (e)	5,500,000	5,575,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (e)	1,234,111	1,240,472
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (e)	4,415,000	4,408,789
Series 2004-2 Class MV1, 3.6% 8/25/35 (e)	4,495,000	4,513,103
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.3788% 2/15/10 (e)	$ 10,000,000	$ 9,982,574
Series 2002-4:
Class A, 3.0838% 8/18/09 (e)	27,000,000	27,009,018
Class B, 3.3788% 8/18/09 (e)	33,300,000	33,321,538
Series 2002-5 Class B, 4.2038% 11/17/09 (e)	30,000,000	30,117,177
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.54% 2/25/34 (e)	2,910,000	2,913,885
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (e)	1,810,000	1,821,247
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (e)	1,205,735	1,205,679
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (e)	3,835,586	3,858,865
Series 2003-6HE Class A1, 3.49% 11/25/33 (e)	2,185,254	2,190,522
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	953,643	953,306
TOTAL ASSET-BACKED SECURITIES (Cost $2,217,087,667)		2,227,005,840
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 14.5%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (e)	10,878,975	10,911,763
Series 2004-4 Class 5A2, 3.42% 3/25/35 (e)	4,364,527	4,377,163
Series 2005-1 Class 5A2, 3.35% 5/25/35 (e)	7,255,982	7,268,455
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (e)	3,433,052	3,436,807
Class 6M2, 3.5% 6/25/35 (e)	10,145,000	10,152,923
Series 2005-3 Class 8A2, 3.26% 7/25/35 (e)	21,522,015	21,631,304
Series 2005-4 Class 7A2, 3.2944% 8/25/35 (e)	9,810,000	9,810,000
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (e)	22,520,030	22,520,030
Series 2005-2 Class 1A1, 3.27% 3/25/35 (e)	16,731,154	16,731,154
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.42% 5/25/33 (e)	6,737,013	6,738,413
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (e)	$ 11,840,313	$ 11,829,170
Series 2005-1 Class 2A1, 3.31% 3/25/35 (e)	15,827,013	15,831,959
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (e)	6,496,852	6,493,797
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	2,851,251	2,854,125
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (e)	2,575,485	2,573,918
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (e)	3,925,813	3,917,472
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	4,884,395	4,889,329
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (e)	7,168,318	7,176,894
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (e)	5,681,094	5,690,673
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(e)	3,750,000	3,736,192
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,742,202	5,736,990
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,453
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,095,375
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,480
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,486,537
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,287,310
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,819
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,974
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,756
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	12,001,376	12,001,376
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,569,798
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,004,883
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Home Equity Asset Trust Series 2005-3 Class 2A1, 2.99% 8/25/35 (e)	$ 8,425,000	$ 8,419,734
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (e)	4,962,865	4,983,928
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (e)	9,569,720	9,587,663
Series 2004-6 Class 1A2, 3.41% 10/25/34 (e)	4,062,087	4,057,781
Series 2005-1:
Class M1, 3.48% 4/25/35 (e)	3,455,458	3,457,618
Class M2, 3.52% 4/25/35 (e)	6,049,485	6,053,266
Class M3, 3.55% 4/25/35 (e)	1,484,387	1,485,025
Class M4, 3.77% 4/25/35 (e)	876,032	879,317
Class M5, 3.79% 4/25/35 (e)	876,032	878,769
Class M6, 3.84% 4/25/35 (e)	1,401,651	1,406,031
Series 2005-2 Class 1A2, 3.33% 4/25/35 (e)	13,928,216	13,928,216
Series 2005-3 Class A1, 3.26% 8/25/35 (e)	15,947,445	15,947,445
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(e)	5,629,000	5,629,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (e)	15,704,488	15,704,488
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (e)	5,969,000	5,956,586
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (e)	9,395,115	9,459,169
Series 2003-B Class A1, 3.36% 4/25/28 (e)	9,167,807	9,225,859
Series 2003-D Class A, 3.33% 8/25/28 (e)	8,749,659	8,773,423
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,486,911	12,501,527
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,957,642	14,983,179
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	13,316,901	13,295,212
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	10,914,115	10,894,788
Series 2004-C Class A2, 3.07% 7/25/29 (e)	15,331,987	15,296,055
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,566,788	11,582,780
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,478,493	9,454,389
Class A2D, 3.9175% 11/25/29 (e)	2,204,301	2,203,908
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,641,793	4,637,622
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,851,581	11,839,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (e)	877,630	878,022
Class M1, 3.87% 10/25/32 (e)	5,000,000	5,027,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.39% 12/25/34 (e)	$ 5,242,566	$ 5,252,168
Class A2, 3.47% 12/25/34 (e)	7,092,329	7,137,775
Series 2005-2 Class 1A1, 3.22% 5/25/35 (e)	5,390,000	5,403,475
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,750,013
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,899,128
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,488
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,246,958	5,379,394
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(e)	5,518,272	5,601,046
Class B5, 5.12% 3/10/35 (b)(e)	5,710,893	5,844,210
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (e)	3,780,825	3,796,044
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	4,485,688	4,501,612
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,857,317	12,853,221
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,936,796	11,935,498
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,474,764	7,457,591
Series 2004-10 Class A4, 2.5% 11/20/34 (e)	12,314,864	12,321,131
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,763,217	12,699,829
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	16,847,010	16,823,822
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	10,884,219	10,884,219
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,831,271	9,840,126
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater: - continued
Series 2004-6 Class A3B, 3.16% 7/20/34 (e)	$ 1,228,909	$ 1,231,239
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,865,072	8,847,042
Class A3B, 3.4525% 7/20/34 (e)	1,595,224	1,600,734
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,085,942	16,094,169
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,226,207	8,226,207
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,854,121	15,846,071
Series 2005-3 Class A1, 3.22% 5/20/35 (e)	9,950,000	9,950,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(e)	3,072,550	3,074,456
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (e)	24,082,955	24,144,997
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (e)	19,880,000	19,843,691
TOTAL PRIVATE SPONSOR		858,918,995
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.47% 11/18/30 (e)	1,258,129	1,267,831
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,767,704	2,779,965
Series 2002-89 Class F, 3.15% 1/25/33 (e)	4,130,294	4,136,274
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,261,306	5,414,067
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.37% 8/18/31 (e)	2,701,085	2,710,140
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,489,807	2,496,756
Series 2001-46 Class F, 3.37% 9/18/31 (e)	7,170,646	7,213,312
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,053,034	5,093,047
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,649,714	1,664,198
Series 2002-64 Class FE, 3.32% 10/18/32 (e)	2,461,965	2,448,146
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,006,970	2,997,713
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,150,849	9,219,548
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,639,255	3,665,308
Class EF, 3.3% 2/25/33 (e)	3,021,713	3,039,937
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	6,878,668	6,882,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	$ 1,663,327	$ 1,665,403
Series 2001-56 Class KD, 6.5% 7/25/30	409,367	409,024
Series 2001-62 Class PG, 6.5% 10/25/30	6,174,011	6,210,115
Series 2001-76 Class UB, 5.5% 10/25/13	2,415,343	2,425,636
Series 2002-16 Class QD, 5.5% 6/25/14	487,197	490,641
Series 2002-28 Class PJ, 6.5% 3/25/31	6,776,484	6,800,158
Series 2002-8 Class PD, 6.5% 7/25/30	5,324,492	5,369,878
Series 2003-17 Class PQ, 4.5% 3/25/16	2,252,713	2,249,300
Freddie Mac:
floater Series 2510 Class FE, 3.3538% 10/15/32 (e)	6,502,234	6,540,854
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,009,109	3,015,245
Series 2353 Class PC, 6.5% 9/15/15	1,915,557	1,925,462
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.1538% 7/15/31 (e)	5,671,822	5,678,223
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.3038% 7/15/17 (e)	5,013,501	5,035,619
Series 2526 Class FC, 3.3538% 11/15/32 (e)	4,186,427	4,204,464
Series 2538 Class FB, 3.3538% 12/15/32 (e)	7,249,860	7,217,477
Series 2551 Class FH, 3.4038% 1/15/33 (e)	3,688,423	3,704,652
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	14,698,243	14,797,585
Series 2394 Class ND, 6% 6/15/27	2,724,320	2,740,683
Series 2395 Class PE, 6% 2/15/30	7,981,361	8,071,912
Series 2398 Class DK, 6.5% 1/15/31	623,431	626,043
Series 2410 Class ML, 6.5% 12/15/30	3,367,647	3,398,909
Series 2420 Class BE, 6.5% 12/15/30	4,472,450	4,505,809
Series 2443 Class TD, 6.5% 10/15/30	4,561,786	4,605,320
Series 2461 Class PG, 6.5% 1/15/31	4,124,646	4,181,925
Series 2466 Class EC, 6% 10/15/27	1,216,134	1,216,012
Series 2483 Class DC, 5.5% 7/15/14	5,100,050	5,119,550
Series 2490 Class PM, 6% 7/15/28	992,366	992,495
Series 2556 Class PM, 5.5% 2/15/16	2,832,613	2,835,842
Series 2557 Class MA, 4.5% 7/15/16	714,784	714,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,720,159	428,242
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,964,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	$ 1,128,515	$ 1,131,641
Series 2480 Class QW, 5.75% 2/15/30	1,858,482	1,860,809
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.32% 5/16/23 (e)	3,229,269	3,243,954
Series 2001-50 Class FV, 3.17% 9/16/27 (e)	9,873,450	9,870,926
Series 2002-24 Class FX, 3.52% 4/16/32 (e)	2,934,817	2,964,062
Series 2002-31 Class FW, 3.37% 6/16/31 (e)	4,009,628	4,032,127
Series 2002-5 Class KF, 3.37% 8/16/26 (e)	863,567	864,792
TOTAL U.S. GOVERNMENT AGENCY		214,137,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,784,666)		1,073,056,931
Commercial Mortgage Securities - 6.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(e)	5,025,000	5,073,575
Class D, 7.0373% 8/3/10 (b)(e)	6,695,000	6,760,766
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(e)	6,448,060	6,448,558
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (b)(e)	5,038,226	5,044,749
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,066,533
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,021,076
Class K, 4.3038% 12/15/16 (b)(e)	6,659,000	6,666,023
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(e)	7,041,809	7,099,024
Series 2003-2:
Class A, 3.6% 12/25/33 (b)(e)	14,423,693	14,558,915
Class M1, 3.87% 12/25/33 (b)(e)	2,347,224	2,383,166
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	6,726,500	6,721,770
Class B, 4.92% 4/25/34 (b)(e)	698,857	703,225
Class M1, 3.58% 4/25/34 (b)(e)	611,500	612,838
Class M2, 4.22% 4/25/34 (b)(e)	524,143	527,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(e)	$ 6,555,231	$ 6,574,948
Class M1, 3.6% 8/25/34 (b)(e)	2,113,690	2,122,111
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	6,746,706	6,759,233
Class A2, 3.44% 1/25/35 (b)(e)	937,694	939,434
Class M1, 3.52% 1/25/35 (b)(e)	1,124,451	1,125,697
Class M2, 4.02% 1/25/35 (b)(e)	733,338	735,601
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.23% 4/14/15 (b)(e)	2,326,041	2,325,992
Class JFCM, 4.55% 4/14/15 (b)(e)	1,344,296	1,351,603
Class JMM, 4.45% 4/14/15 (b)(e)	1,384,053	1,382,109
Class KFCM, 4.8% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.7% 4/14/15 (b)(e)	1,253,767	1,253,166
Class LFCM, 5.2% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.5% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(e)	12,977,819	13,012,310
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,416,462
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	6,565,000	6,579,379
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(e)	1,725,000	1,730,126
Class F, 4% 1/14/16 (b)(e)	1,125,000	1,128,341
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.37% 12/12/13 (b)(e)	896,672	896,905
Class C, 3.72% 12/12/13 (b)(e)	1,793,345	1,795,091
COMM floater:
Series 2001-FL5A Class E, 4.4538% 11/15/13 (b)(e)	3,205,357	3,204,338
Series 2002-FL6:
Class F, 4.4038% 6/14/14 (b)(e)	11,163,000	11,202,179
Class G, 4.8538% 6/14/14 (b)(e)	5,000,000	5,017,674
Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(e)	942,949	943,324
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(e)	12,821,545	12,851,908
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,303
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,612
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,712
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,584
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL Class L, 5.1538% 9/15/14 (b)(e)	$ 625,000	$ 624,899
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,784
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,355
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,803
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,598
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,620
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,751
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,415
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.7038% 12/15/11 (b)(e)	3,720,000	3,692,562
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,686,490
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(e)	9,500,000	9,506,364
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,237,698
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	1,475,000	1,474,916
Class B, 3.7038% 12/15/21 (b)(e)	3,835,000	3,834,781
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(e)	7,005,000	7,008,398
Class E, 3.5038% 2/15/14 (b)(e)	2,800,000	2,805,485
Class F, 3.5538% 2/15/14 (b)(e)	2,325,000	2,330,298
Class G, 3.8038% 2/15/14 (b)(e)	1,875,000	1,879,293
Class H, 4.0538% 2/15/14 (b)(e)	1,400,000	1,406,013
Class J, 4.3538% 2/15/14 (b)(e)	750,000	753,812
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(e)	5,650,000	5,649,989
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TFLA: - continued
Class E, 3.2838% 2/15/20 (b)(e)	$ 2,055,000	$ 2,054,996
Class F, 3.3338% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.4738% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.7038% 2/15/20 (b)(e)	715,000	714,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	585,368	594,542
Series 2003-TFLA Class A2, 3.3238% 4/15/13 (b)(e)	7,205,000	7,216,491
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	2,095,000	2,036,149
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	500,000	499,317
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(e)	2,113,426	2,113,426
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.23% 5/28/20 (b)(e)	2,896,279	2,896,653
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,758
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(e)	11,700,000	11,712,396
Class B, 3.55% 12/16/14 (b)(e)	4,615,000	4,630,942
Class C, 3.65% 12/16/14 (b)(e)	4,982,000	5,003,555
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(e)	3,489,876	3,492,074
Class D, 4.39% 10/7/13 (b)(e)	1,172,220	1,173,307
Class F, 4.81% 10/7/13 (b)(e)	6,431,229	6,332,985
Class G1, 5.62% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.02% 8/5/14 (b)(e)	7,793,922	7,871,958
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.7538% 2/15/13 (b)(e)	10,495,000	10,162,324
Class D, 3.7538% 2/15/13 (b)(e)	4,000,000	3,822,620
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(e)	770,000	770,939
Class JEXB, 5.0538% 2/15/15 (b)(e)	1,300,000	1,301,586
Class KEXB, 5.4538% 2/15/15 (b)(e)	960,000	961,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(e)	$ 4,054,262	$ 4,076,835
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(e)	18,000,000	18,012,870
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(e)	7,702,080	7,702,080
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(e)	3,510,000	3,512,120
Class E, 3.4538% 3/15/14 (b)(e)	2,190,000	2,194,299
Class F, 3.5038% 3/15/14 (b)(e)	1,755,000	1,758,368
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,552
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,686,044)		406,071,672
Cash Equivalents - 32.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (h)	$ 1,417,820,978	$ 1,417,471,000
With:
Goldman Sachs & Co. at 3.1%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,149,367,925, 0.08%- 6.38%, 1/15/10 - 7/25/44) (e)(g)	266,414,785	264,995,575
Morgan Stanley & Co. at 3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,049,702,241, 0.32%- 10.75%, 12/1/09 - 7/5/35)	215,055,183	215,000,000
TOTAL CASH EQUIVALENTS (Cost $1,897,471,000)		1,897,466,575
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,985,636,739)		5,994,764,275
NET OTHER ASSETS - (1.0)%		(58,830,681)
NET ASSETS - 100%		$ 5,935,933,594
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,321,212	$ (25,254)
32 Eurodollar 90 Day Index Contracts	March 2006	31,675,200	(16,046)
16 Eurodollar 90 Day Index Contracts	June 2006	15,833,200	(12,414)
11 Eurodollar 90 Day Index Contracts	Sept. 2006	10,882,850	(6,519)
10 Eurodollar 90 Day Index Contracts	Dec. 2006	9,891,625	(6,040)
9 Eurodollar 90 Day Index Contracts	March 2007	8,901,900	(5,661)
8 Eurodollar 90 Day Index Contracts	June 2007	7,912,100	(5,332)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,922,563	(5,015)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,932,950	(4,449)
6 Eurodollar 90 Day Index Contracts	March 2008	5,932,650	(4,674)
TOTAL EURODOLLAR CONTRACTS		$ 172,206,250	$ (91,404)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (13,805)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	127,570
		$ 24,000,000	$ 113,765
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $574,410,994 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,170.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,417,471,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 216,704,391
Bank of America, National Association	92,277,933
Barclays Capital Inc.	369,111,735
Bear Stearns & Co. Inc.	57,673,708
Countrywide Securities Corporation	92,277,933
Credit Suisse First Boston LLC	46,138,967
Repurchase Agreement/ Counterparty	Value
J.P. Morgan Securities, Inc.	$ 23,069,483
Lehman Brothers Inc..	46,138,967
Morgan Stanley & Co. Incorporated.	266,452,533
UBS Securities LLC	207,625,350
$ 1,417,471,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,984,936,997. Net unrealized appreciation aggregated $9,827,278, of which $14,386,475 related to appreciated investment securities and $4,559,197 related to depreciated investment securities.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 24, 2005